As filed with the Securities and Exchange Commission on July 31, 1998


                         File Nos. 33-9645 and 811-4881

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 55


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 56


                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Anthony C. J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005

             It is proposed that this filing will become effective:


[ ] immediately  upon filing pursuant to Rule 485,  paragraph (b)
[ ] on _______ pursuant to Rule 485,  paragraph  (b)
[ ] 60 days after filing  pursuant to Rule 485,  paragraph (a)(1)
[X] on October 1, 1998 pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after  filing  pursuant  to Rule 485,  paragraph  (a)(2)
[ ] on ________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment ________.

Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund, and Performa Global Growth Fund of Registrant are structured as
master-feeder   funds  and  this  amendment  is  also  executed  by  Core  Trust
(Delaware).

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


(Prospectuses  offering  A and B Shares  of  Stable  Income  Fund,  Intermediate
Government Fund, Income Fund, Total Return Bond Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund, International Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Shares of Cash Investment Fund, U.S. Government Fund, Treasury Fund, Treasury Plus Fund, Institutional Shares and Investor Shares of Municipal Money Market Fund and Investor Shares of Ready Cash Investment Fund)

                                     PART A

Form N-1A
---------
 Item No.                                                        Location in Prospectus
---------                                                        ----------------------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies-
                                                                 Additional Investment Policies and Risk
                                                                 Considerations; Other Information

Item 5.             Management of the Fund                       Overview; Management

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         How to Buy Shares; Management

Item 8.             Redemption or Repurchase                     How to Sell Shares

Item 9.             Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

(Prospectus offering Shares of Cash Investment Fund, Investor Shares of Ready Cash Investment Fund, Shares of U.S. Government Fund, Treasury Fund, Treasury Plus Fund, Institutional Shares and Investor Shares of Municipal Money Market Fund, I Shares of Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Strategic Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund, and International Fund)


                                     PART A

Form N-1A
----------
 Item No.                                                        Location in Prospectus
----------                                                       ----------------------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights; Other Information

Item 4.             General Description of Registrant            Overview; Investment Objectives and Policies;
                                                                 Risk Considerations; Other Information

Item 5.             Management of the Fund                       Overview; Management of the Funds

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management
                                                                 of the Funds

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable



                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


  (Prospectuses offering Public Entities Shares of Ready Cash Investment Fund)


                                     PART A



Form N-1A
---------
 Item No.                                                        Location in Prospectus
--------                                                         ----------------------
Item 1.             Cover Page                                   Cover Page


Item 2.             Synopsis                                     Prospectus Summary


Item 3.             Condensed Financial Information              Not Applicable


Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies - Additional Investment Policies and
                                                                 Risk Considerations; Other Information - The
                                                                 Trust and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management - Management,
                                                                 Administration and Distribution Services


Item 5A.            Management's Discussion of Fund Performance  Not Applicable


Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management -
                                                                 Management, Administration and Distribution
                                                                 Services

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares - Redemption
                                                                 Procedures


Item 9.             Pending Legal Proceedings                    Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

       (Prospectus offering Exchange Shares of Ready Cash Investment Fund)

                                     PART A

Form N-1A
---------
 Item No.                                                        Location in Prospectus
---------                                                        ----------------------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Prospectus Summary

Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Prospectus Summary; Investment Objective and
                                                                 Policies - Additional Investment Policies and
                                                                 Risk Considerations; Other Information - The
                                                                 Trust and Its Shares

Item 5.             Management of the Fund                       Prospectus Summary; Management - Management,
                                                                 Administration and Distribution Services

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information - The Trust and Its Shares

Item 7.             Purchase of Securities Being Offered         Purchase of Shares; Management - Management,
                                                                 Administration and Distribution Services

Item 8.             Redemption or Repurchase                     Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable



                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

           (Prospectus Offering I Shares of Small Company Growth Fund)

                                     PART A


Form N-1A
---------
 Item No.                                                        Location in Prospectus
---------                                                        ----------------------
Item 1.             Cover Page                                   Cover Page

Item 2.             Synopsis                                     Overview

Item 3.             Condensed Financial Information              Financial Highlights

Item 4.             General Description of Registrant            Overview; Investment Objective and Policies;
                                                                 Other Information

Item 5.             Management of the Fund                       Overview; Management - Management of the Fund

Item 5A.            Management's Discussion of Fund Performance  Not Applicable

Item 6.             Capital Stock and Other Securities           Cover Page; Dividends and Tax Matters; Other
                                                                 Information

Item 7.             Purchase of Securities Being Offered         Purchases and Redemptions of Shares; Management
                                                                 of the Fund

Item 8.             Redemption or Repurchase                     Purchases and Redemptions of Shares

Item 9.             Pending Legal Proceedings                    Not Applicable


                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

                            (All other Prospectuses)

                                     PART A

                          Not Applicable to this Filing

                              CROSS REFERENCE SHEET
                          (As required by Rule 481(a))

(SAI offering Shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Treasury Plus Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Strategic Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund, and International Fund)

                                     PART B


Form N-1A
---------
 Item No.                                                        Location in Statement of Additional Information
---------                                                         -----------------------------------------------
Item 10.            Cover Page                                   Cover Page

Item 11.            Table of Contents                            Table of Contents

Item 12.            General Information and History              Prospectus

Item 13.            Investment Objectives and Other Policies     Investment Policies; Investment Limitations

Item 14.            Management of the Fund                       Management - Management and Administrative
                                                                 Services; Additional Information About the Trust
                                                                 and the Shareholders of the Funds

Item 15.            Control Persons and Principal Holders of     Additional Information About the Trust and the
                    Securities                                   Shareholders of the Funds

Item 16.            Investment Advisory and Other Services       Management - Investment Advisory Services

Item 17.            Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.            Capital Stock and Other Securities           Additional Information About the Trust and the
                                                                 Shareholders of the Fund

Item 19.            Purchase, Redemption and Pricing of          Additional Purchase and Redemption Information
                    Securities Being Offered

Item 20.            Tax Status                                   Taxation

Item 21.            Underwriters                                 Portfolio Transactions

Item 22.            Calculation of Performance Data              Performance and Advertising Data

Item 23.            Financial Statements                         Additional Information About the Trust and the
                                                                 Shareholders of the Funds - Financial Statements



                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))

                                (All other SAIs)

                                     PART B

                          Not Applicable to this Filing

                                  INCOME FUNDS




                                 October 1, 1998


                               STABLE INCOME FUND
                       INTERMEDIATE GOVERNMENT INCOME FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND























AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK, AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

1.    OVERVIEW.............................................................
      The Funds............................................................
      Expense Information..................................................
2.    FINANCIAL HIGHLIGHTS ................................................
3.    INVESTMENT OBJECTIVES AND POLICIES...................................
      Stable Income Fund...................................................
      Intermediate Government Income Fund..................................
      Income Fund..........................................................
      Total Return Bond Fund...............................................
      Additional Investment Policies and Risk Considerations...............
4.    MANAGEMENT...........................................................
      Investment Advisory Services.........................................
5.    CHOOSING A SHARE CLASS...............................................
      A Shares.............................................................
      B Shares.............................................................
6.    HOW TO BUY SHARES....................................................
      Minimum Investment...................................................
      Purchase Procedures..................................................
      Account Application..................................................
      General Information..................................................
7.    HOW TO SELL SHARES...................................................
      General Information..................................................
      Redemption Procedures................................................
      Other Redemption Matters.............................................
8.    OTHER SHAREHOLDER SERVICES...........................................
      Exchanges............................................................
9.    DIVIDENDS AND TAX MATTERS............................................
      Dividends............................................................
      Tax Matters..........................................................
10.   OTHER INFORMATION....................................................
      Determination of Net Asset Value.....................................
      Core and Gateway Structure...........................................

     1. OVERVIEW

     The following is a summary of information about the Funds. Before investing, you should consider the discussion under Investment Objectives and Policies and Risk Considerations.

The Funds generally seek to preserve capital and provide income.

FUND                                            PRIMARY INVESTMENTS
----                                            -------------------
STABLE INCOME FUND                              Investment grade short-term obligations.

INTERMEDIATE GOVERNMENT INCOME FUND             Securities issued or guaranteed  by the U.S.Government, its agencies and its instrumentalities with maturities structured to moderate fluctuations in the price of the Fund's shares.

INCOME FUND                                     Fixed income securities issued by domestic and foreign
                                                issuers.

TOTAL RETURN BOND FUND                          Strategically diversified portfolio of high-quality fixed
                                                income investments.


     CLASSES OF SHARES

     This Prospectus offers two classes of shares of the Funds. The classes, which have different fee structures, are:

     * A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

     * B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares within seven years after purchase. If you redeem your B Shares within six years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

     FUND STRUCTURES

     Some of the Funds invest directly in a portfolio of securities. Other Funds invest in other funds identified in this prospectus as Core Portfolios. Except when necessary to describe a Fund's investment in a Core Portfolio, this prospectus discusses a Fund's investments in a Core Portfolio as if the investments were made directly in portfolio securities.

     INVESTMENT ADVISERS

     NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is each Fund's and Core Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. An INVESTMENT SUBADVISER makes investment decisions for two core portfolios under Norwest's general supervision. This prospectus generally refers to Norwest or the investment subadviser as an Adviser.

     HOW TO BUY SHARES

     All Funds except Stable Income Fund require a minimum initial investment of $1,000. Stable Income Fund requires a minimum initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. [Currently, Total Return Bond Fund is closed to new investors.]

     EXCHANGES

     If you own shares of a Fund, you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

     DIVIDENDS

     Each Fund pays dividends net investment income monthly.

     RISK FACTORS

     All investments in the Funds are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's ability to achieve the Fund's objective, the markets in which the Fund, the investments the Fund makes and prevailing economic conditions over the period of your investment.

     Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund will also have risk if you do not plan to invest for long enough to permit the investment to recover from an adverse market movement.

     If you invest in a Fund, the income you receive will vary with changes in interest rates. In addition, the value of the Fund's investments generally will rise when interest rates fall and fall when interest rates rise. When interest rates fall, there is a risk that issuers will prepay fixed rate obligations, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

     The Funds also have "credit risk," which is the risk that an issuer will be unable, or will perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in obligations that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, are subject to less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

     EXPENSE INFORMATION

     The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in a Fund.

     SHAREHOLDER  TRANSACTION  EXPENSES
       (APPLICABLE TO EACH FUND)

                                                                                               INTERMEDIATE
                                                                                          GOVERNMENT INCOME FUND,
                                                                  STABLE                     INCOME  FUND AND
                                                                INCOME FUND                TOTAL RETURN BOND FUND
                                                             A               B               A               B
                                                           SHARES          SHARES          SHARES          SHARES
                                                         ----------------------------    ----------------------------
          Maximum sales charges imposed on purchases
          (as a percentage of public offering price)
                                                            1.5%            Zero            4.0%            Zero
          Maximum deferred sales charge (as a
          percentage of the lesser of original purchase
          price or redemption proceeds)                     Zero           1.5%(1)          Zero           3.0%(1)



     ANNUAL FUND OPERATING EXPENSES
     (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS)

                                                                  STABLE                      INTERMEDIATE
                                                                INCOME FUND                GOVERNMENT BOND FUND
                                                             A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ----------------------------    ---------------------------
          Investment Advisory Fees                           N/A             N/A            0.33%           0.33%
          Rule 12b-1 Fees (after fee waivers)(2)             N/A            0.75%            N/A            0.75%
          Other Expenses (after fee waivers and             0.28%           0.28%           0.35%           0.35%
            reimbursements)
          Investment Advisory Fee - Core Portfolio (3)      0.30%           0.30%            N/A             N/A
          Other Expenses - Core Portfolio
           after fee waivers and reimbursements)            0.07%           0.07%            N/A             N/A
          Total Operating Expenses(4)                       0.65%           1.40%           0.68%           1.43%

                                                                INCOME FUND               TOTAL RETURN BOND FUND
                                                             A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ---------------------------    ----------------------------
          Investment Advisory Fees                         0.50%           0.50%            N/A             N/A
          Rule 12b-1 Fees (after fee waivers)(2)            N/A            0.75%            N/A            0.75%
          Other Expenses (after fee waivers and
          reimbursements)                                  0.25%           0.25%           0.20%           0.20%
          Investment Advisory Fee - Core
          Portfolio(3)                                      N/A             N/A            0.50%           0.50%
          Other Expenses - Core Portfolio
            (after fee waivers and reimbursements)          N/A             N/A            0.05%           0.05%
          Total Operating Expenses(4                       0.75%           1.50%           0.75%           1.50%


    (1) The maximum 1.5% deferred sales charge on B Shares of Stable Income Fund applies to redemptions during the first year after purchase; the charge declines to 0.75% during the second year and zero the following year. The maximum 4.0% deferred sales charge on B Shares of the other Funds applies to redemptions during the first year after purchase; the charge declines to 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year, and zero the following year.
    (2)   Absent  waivers,  Rule  12b-1 Fees would be 1.00% for B Shares of each
    Fund.
    (3) Investment Advisory Fees -- Core Portfolio states the investment advisory fees of the Core Portfolios in which Stable Income Fund and Total Return Bond Fund invest.
    (4) Norwest and the Funds' manager have agreed to waive their fees or reimburse expenses in order to maintain Total Return Bond Fund's total operating expenses at or below 0.75% for A Shares and 1.50% for B Shares. Any proposed reduction of those waivers or reimbursements would require review by the Funds' Board of Trustees.
    (5) Absent expense reimbursements and fee waivers, the expenses of Stable Income Fund, Intermediate Government Income Fund, Income Fund and Total Return Bond Fund would be: for A Shares, Other Expenses, 0.46%, 0.48%, 0.58% and 0.44%, respectively; Other Expenses -- Core Portfolio, 0.12%, N/A, N/A and 0.10%, respectively; and Total Operating Expenses, 0.88%, 0.81%,1.08%
    and 1.04%, respectively; and for B Shares, Other Expenses, 1.17%, 0.53%, 0.65% and 0.50%, respectively; Other Expenses -- Core Portfolio, 0.12%, N/A, N/A and 0.10%, respectively; and Total Operating Expenses, 2.59%, 1.86%, 2.15% and 2.10%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

     EXAMPLE

     The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all dividends and distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of six years (four years in the case of Stable Income Fund). The example should not be considered a representation of past or future expenses or return. Actual expenses and return may be greater or less than indicated.

     HYPOTHETICAL EXPENSE EXAMPLE

-----------------------------------------------------------------------------------------
                                           1 YEAR      3 YEARS      5 YEARS      10 YEARS
    STABLE INCOME FUND
         A Shares                           $22        $35           $51          $95
         B Shares
           Assuming redemption
           at the end of the period          29           44          --           --
           Assuming no redemption            14           44          --           --
    INTERMEDIATE GOVERNMENT INCOME FUND
         A Shares                            47           61           76          121
         B Shares
           Assuming redemption
           at the end of the period          55           75           98          --
           Assuming no redemption            15           45           78          --
    INCOME FUND
         A Shares                            47           63           80          129
         B Shares
           Assuming redemption
           at the end of the period          55           77           102         --
           Assuming no redemption            15           47           82          --
    TOTAL RETURN BOND FUND
         A Shares                            47           63           80          129
         B Shares
           Assuming redemption
           at the end of the period          55           77           102         --
           Assuming no redemption            15           47           82          --


     2. FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Fund's financial performance for the [shorter of 10 years or the Fund's operating history.] Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _____________, independent auditors, whose report, along with each Fund's financial statements, are included in the Annual Report for the Funds, which is available upon request. Other independent auditors audited information for prior periods.

     3. GLOSSARY


      Term                      Definition
      ----                      ----------
      AMT                       Alternative minimum tax.

      Board                     The Board of Trustees of Norwest Advantage Funds

      CDSC                      Contingent deferred sales charge

      Duration                  A  measure  of a  debt  security's  average life
                                that   reflects   the   present  value  of   the
                                security's cash flow.

      Non-Investment Grade      Neither  rated  in   one  of  the  four  highest
                                long-term rating categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

      NRSRO A nationally recognized statistical rating organization, such as S&P or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

      SAI                       Statement of Additional Information

      SEC                       Securities and Exchange Commission

      STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the
                                Treasury's   Separate   Trading  of  Registered
                                Interest    and    Principal    of    Securities
                                program.

      U.S. Government Security  An  obligation  issued  or  guaranteed   as   to
                                principal and interest by the U.S. Government, its agencies or its instrumentalities.






     4. INVESTMENT OBJECTIVES AND POLICIES

     This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. These risks are discussed below in Risk Considerations.

     STABLE INCOME FUND

     INVESTMENT OBJECTIVE. The investment objective of the Fund is to maintain safety of principal while providing low volatility total return.

     INVESTMENT POLICIES. The Fund invests primarily in investment grade short-term obligations. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

     The Fund limits its investments in mortgage-backed securities to not more than 65% of its total assets and investments in asset-backed securities to not more than 25% of its total assets. In addition, the Fund limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25% of its total assets. Under normal circumstances, the Fund will not invest more than 50% of its assets in U.S. Government Securities. The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

     The Fund only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between two and five years.

     The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

          RISKS:
          Credit risk                          Leverage risk
          Foreign risk                         Market risk
          Interest rate risk                   Prepayment risk


     INTERMEDIATE GOVERNMENT INCOME FUND

     INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

     INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, while employing low risk yield enhancement techniques, such as investments in adjustable rate securities and swap agreements, to add to the Fund's return over a complete economic or interest rate cycle.

     The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund will limit its investment in zero-coupon securities, except in STRIPS, to not more than 10% of the Fund's total assets. In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales and may borrow money in order to purchase securities.

     The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

     The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 15 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between three and ten years and a Duration of between 70% and 130% of the Duration of a five-year Treasury Note.

     The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

          RISKS:
          Credit risk                          Market risk
          Interest rate risk                   Prepayment risk
          Leverage risk

     INCOME FUND

     INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide total return consistent with current income.

     INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and asset-backed securities and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques combined with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Lipper Corporate A-Rated Debt Average.

     The Fund normally will invest at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

     The Fund may invest up to 50% of its total assets in convertible securities, which are corporate securities, such as bonds, debentures and notes and fixed income securities that can be converted into or exchanged for common stocks and may invest in zero coupon securities and enter into Dollar Rolls.

     The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund intends to restrict its purchases of debt securities to issues denominated and payable in U. S. dollars.

     The Fund will invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between three and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.

     Normally, the Fund will invest at least 80% of its assets in securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its total assets in Non-Investment Grade fixed-income securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

          RISKS:
          Credit risk                          Leverage risk
          Foreign risk                         Market risk
          Interest rate risk                   Prepayment risk

     TOTAL RETURN BOND FUND

     INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek total return.

     INVESTMENT POLICIES. The Fund invests in a broad range of fixed income instruments including corporate bonds, asset-backed securities, mortgage-related securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds in order to create a strategically diversified portfolio of high-quality fixed income investments.

     The  Adviser  focuses  on  relative  value as  opposed  to  predicting  the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-backed and asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles while avoiding excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that will enhance its positioning.

     To limit the Fund's credit risk, the Fund generally will invest 65% of its assets in fixed income securities rated in one of the three highest rating categories by at least one NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade fixed income securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

     The average maturity of the Fund will vary between five and 15 years. In the case of mortgage-related, asset-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's effective Duration normally will vary between three and eight years.

     The Fund particularly seeks strategic diversification. The Fund will not invest more than: (1) 75% of its assets in corporate bonds, (2) 25% of its assets in one industry of the corporate market, (3) 50% of its assets in asset-backed securities or (4) 60% of its assets in mortgage-related securities. The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its assets in the corporate bonds of any one issuer.

     The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.



          RISKS:
          Credit risk                          Market risk
          Interest rate risk                   Prepayment risk
          Leverage risk

     5. RISK CONSIDERATIONS

     The principal risks of the Funds are described below. Each Fund's exposure to these risks depends upon its specific investment profile. The risks which apply to each Fund are listed in the Fund's description above in Investment Objectives and Policies.

     CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Non-Investment Grade securities are especially susceptible to this risk.

     FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

     INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

     LEVERAGE RISK. The risk that some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

     MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

     PREPAYMENT RISK. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

     6. COMMON POLICIES

     Except as otherwise indicated, investment policies of the Funds are not fundamental and may be changed by the Board without shareholder approval.

     UNRATED SECURITIES

     Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. [Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.]

     TEMPORARY DEFENSIVE POSITION

     In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective.

     PORTFOLIO TRANSACTIONS

     From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Core Portfolio and a possible increase in short-term capital gains or losses.

     YEAR 2000

     The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data after December 31, 1999. Norwest and the Funds' manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. [While the Funds do not anticipate any adverse effect on their computer systems from the year 2000,] there can be no assurance that these steps will be sufficient to avoid any adverse impact.


     7. MANAGEMENT

     INVESTMENT ADVISORY SERVICES

     NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Core Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Core Portfolios' investment programs.
     NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

     Norwest, Stable Income Portfolio and Total Return Bond Portfolio have retained GALLIARD CAPITAL MANAGEMENT, INC. or GALLIARD, as an investment subadviser to make investment decisions for and administer the investment programs of those Core Portfolios. Norwest decides which portion of the Core Portfolios' assets Galliard should manage and supervises Galliard's performance of its duties. Galliard is an investment advisory subsidiary of Norwest Bank which provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. GALLIARD CAPITAL MANAGEMENT, INC. 800 LASALLE AVE. SUITE 2060, MINNEAPOLIS, MN 55479.

     Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund or Core Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund or the Core Portfolio in which it invests.

     How investment advisory fees are paid depends on whether or not a Fund invests in a Core Portfolio.

     * If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

     * If a Fund invests in a Core Portfolio, Norwest or Schroder receives an investment advisory fee from the Core Portfolio.

     Norwest (and not the Funds or Core Portfolios) pays the subadviser's investment subadvisory fee. The investment subadvisory fee does not increase the amount of the investment advisory fees paid to Norwest by the Funds or Core Portfolios.

     STABLE INCOME FUND

     CORE PORTFOLIO: STABLE INCOME PORTFOLIO

     INVESTMENT SUBADVISER: GALLIARD

     PORTFOLIO MANAGER: Karl P. Tourville (19__) and John Huber (1998). Mr. Tourville has been a managing partner of Galliard since 1995 and associated with Norwest and its affiliates since 1986, most recently as Vice President and Senior Portfolio Manager of Norwest Bank. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1991.
     ADVISORY FEE: 0.30% annually of the Core Portfolio's average daily net assets.

     INTERMEDIATE GOVERNMENT INCOME FUND

     INVESTMENT ADVISER: NORWEST

     PORTFOLIO MANAGER: Marjorie H. Grace, CFA (19__) is a Director, Taxable Fixed Income. Ms. Grace has been associated with Norwest or Norwest Bank since 1992. Before, she was an Institutional Salesperson at Norwest Investment Services, Inc. from 1991-92; a portfolio manager at United Bank of Colorado from 1989-91; and a Vice President and portfolio manager at Columbia Savings and Loan from 1987-89.
     ADVISORY FEE: 0.33% annually of each Fund's average daily net assets.

     INCOME FUND

     INVESTMENT ADVISER: NORWEST

     PORTFOLIO MANAGER: Marjorie H. Grace, CFA (19__) is described above under Government Income Fund.
     ADVISORY FEE: 0.50% annually of the Fund's average daily net assets.

     TOTAL RETURN BOND FUND

     CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO

     INVESTMENT ADVISER: NORWEST
     INVESTMENT SUBADVISER: GALLIARD
     PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam, a principal of Galliard since 1995, is responsible for investment process and strategy. He was previously Chief Investment Officer of Insight Investment Management. Before, he was the Senior Vice President of Washington Square Capital Management. Mr. Huber is described above under Stable Income Fund. Mr. Yim, Portfolio Manager and Director of Investment Research since 1995, previously worked for six years for American Express Financial Advisors as a Research Analyst focusing on the insurance and finance industries.
     ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

     DORMANT INVESTMENT ADVISORY ARRANGEMENTS

     Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in a Core Portfolio. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in a Core Portfolio. If a Fund redeems assets from a Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.


     6. CHOOSING A SHARE CLASS

     Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After a set number of years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

     A SHARES

     The Funds offers A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of dividends or distributions):

     STABLE INCOME FUND

                                                                     SALES CHARGE
                                                                  AS A PERCENTAGE OF*
     AMOUNT OF PURCHASE                                   OFFERING PRICE        NET AMOUNT INVESTED
     Less than $50,000...........................             1.50%                   1.52%
     $50,000 to $99,999..........................             1.00%                   1.01%
     $100,000 to $499,000........................             0.75%                   0.60%
     $500,000 to $999,000........................             0.50%                   0.50%
     $1,000,000 and over......................                None                    None
     *Rounded to the nearest one-hundredth percent
     +The amount of the initial sales charge is
     included in the offering price

     INTERMEDIATE GOVERNMENT INCOME FUND,
     INCOME FUND AND TOTAL RETURN BOND FUND

                                                                                    SALES CHARGE
                                                                                 AS A PERCENTAGE OF*
     AMOUNT OF PURCHASE                                    OFFERING PRICE+       NET AMOUNT INVESTED
     Less than $50,000...........................              4.00%                   4.17%
     $50,000 to $99,999..........................              3.50%                   3.63%
     $100,000 to $249,000........................              3.00%                   3.09%
     $250,000 to $499,999........................              2.50%                   2.56%
     $500,000 to $999,000........................              2.00%                   2.04%
     over $1,000,000 ............................              None                     None
     *Rounded to the nearest one-hundredth
     percent
     +The amount of the initial sales
     charge is included in the offering price


     If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

     B SHARES

     The Funds offers B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


          CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within six years of purchase (two years in the case of the Stable Income Fund), there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of dividends and distributions.


                                                   CHARGE FOR STABLE INCOME FUND
          YEAR SINCE PURCHASE
          First..................................               1.5%
          Second.................................               0.75%
          Third and subsequent...................                None

                                                        CHARGE FOR INTERMEDIATE
                                                              GOVERNMENT
          YEAR SINCE PURCHASE                          INCOME FUND, INCOME FUND
                                                      AND TOTAL RETURN BOND FUND
          First..................................                4.0%
          Second.................................                3.0%
          Third..................................                3.0%
          Fourth.................................                2.0%
          Fifth..................................                2.0%
          Sixth..................................                1.0%
          Seventh................................                None

     The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for more than six years (two years in the case of the Stable Income Fund), and fourth from the longest outstanding B Shares of the Fund held for less than six years (two years in the case of the Stable Income Fund).

     CONVERSION FEATURE. B Shares will automatically convert to A Shares six years (four years in the case of Stable Income Fund) from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

     6. HOW TO BUY AND SELL SHARES

     You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after acceptance of an order plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

     GENERAL PURCHASE INFORMATION

     All of the Funds  except  Stable  Income  Fund  require  a minimum  initial investment  of  $1,000.  Stable  Income  Fund  requires  a minimum  initial investment of $5,000. All of the Funds require minimum subsequent investments of $100. Your shares will become eligible to receive dividends the Fund Business Day after a purchase order is accepted.

     The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

     PURCHASING SHARES DIRECTLY

     You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     Norwest Advantage Funds
                                     [Name of Fund]
                                     Norwest Bank Minnesota, N.A.
                                     Transfer Agent
                                     733 Marquette Avenue
                                     Minneapolis, MN 55479-0040

     When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

     You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

     Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

     PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Funds' distributor.

     To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted.

     PURCHASES BY BANK WIRE. You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                                 Norwest Bank Minnesota, N.A.
                                 A091 000 019
                                 For Credit to: Norwest Advantage Funds 0844-131
                                 Re: [Name of Fund][Class of Shares]
                                 Account No.:
                                 Account Name:

     Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

     PURCHASES THROUGH FINANCIAL INSTITUTIONS

     You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

     SUBSEQUENT PURCHASES OF SHARES

     You may make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

     GENERAL REDEMPTION INFORMATION

     You may redeem a Fund shares as of the next determination of the Fund's net asset value following acceptance by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require) subject to, in the case of B Shares, a CDSC imposed on most redemptions made within six years of purchase (two in the case of Stable Income Fund). Redeemed shares are not entitled to receive dividends after the day on which the redemption is effective.

     Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

     To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

     You may  obtain  signature  guarantees  at any of the  following  types  of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

     The Funds and the transfer agent will use  reasonable  procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

     Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 ($5,000 in the case of Stable Income Fund) immediately following any redemption.

     REDEMPTION PROCEDURES

     If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

     REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

     REDEMPTION  BY  TELEPHONE.   If  you  have  elected  telephone   redemption
     privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

     REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

     EXCHANGES

     You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.]

     The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

     You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

     The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Funds may amend or terminate exchange procedures on 60 days' notice.

     SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deems A Shares acquired through the reinvestment of dividends or distributions to have been acquired with a sales charge equal to the maximum sales charge of the fund.

     You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will also convert to A Shares when the B Shares originally purchased would convert to A Shares.

     EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

     EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

     9. DIVIDENDS AND TAX MATTERS

     DIVIDENDS

     Stable Income Fund, Intermediate Government Income Fund and Total Return Bond Fund declare and pay dividends of net investment income monthly. Income Fund declares dividends of net investment income daily and pays those dividends monthly. Each Fund's net capital gain, if any, is distributed at least annually. Dividends on B Shares will be lower those on A Shares per share because of the distribution and other fees applicable to B Shares.

     You have three choices for receiving dividends and distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

     * Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. You will be automatically assigned this option unless you select one of the other two options.

     * Under the Cash Option, you are paid all dividends and distributions in cash.

     * Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's dividends and distributions reinvested in shares of another Fund. Call or write the transfer agent for more information about the Directed Dividend Option.

     All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All dividends and distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

     Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends (other than those of Funds that declare dividends daily) and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

     If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

     10. OTHER INFORMATION

     DETERMINATION OF NET ASSET VALUE

     Each Fund determines net asset value on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at 4:00 p.m, Eastern Time.

     The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board. The Core Portfolios follow similar procedures in determining their net asset values.

     European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which the securities trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

     CORE PORTFOLIOS

     Each Fund reserves the right to invest in one or more Core Portfolios. Each Fund bears its pro rata share of the expenses of any Core Portfolio in which it invests. The Board may redeem a Fund's investment in a Core
     Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.

     BROKER-DEALER REALLOWANCES

     The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% (0.50% in the case of Stable Income Fund) of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

     In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

     STABLE INCOME FUND

     AMOUNT OF PURCHASE                        BROKER-DEALERS' REALLOWANCE AS A
                                                 PERCENTAGE OF OFFERING PRICE
     Less than $50,000.........................              1.35%
     $50,000 to $99,999........................              0.90%
     $100,000 to $499,000......................              0.70%
     $500,000 to $999,000......................              0.45%
     $1,000,000 and over.......................               None


INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND AND TOTAL RETURN BOND FUND

     AMOUNT OF PURCHASE                         BROKER-DEALERS' REALLOWANCE AS A
                                                  PERCENTAGE OF OFFERING PRICE
     Less than $50,000........................                3.50%
     $50,000 to $99,999.......................                3.00%
     $100,000 to $249,000.....................                2.50%
     $250,000 to $499,999.....................                2.25%
     $500,000 to $999,000.....................                1.75%
     $1,000,000 to $2,499,999.................                0.75%
     $2,500,000 to $4,999,999.................                0.50%
     Over $5,000,000..........................                0.25%

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

     If you would like more information about the Funds and their investments, you may want to read the following documents:

     STATEMENT OF ADDITIONAL INFORMATION. The Funds' statement of additional information, or "SAI," contains detailed information about the Funds, such as their investments, management and organization. It is incorporated into this Prospectus by reference.

     ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or at 1-800- XXX-XXXX or 1-207-879-0001.

     The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

     The SEC's Investment Company Act file number for the Funds is 811-4881.

     (C)  Norwest Advantage Funds
     MFBPB002 10/97

     #18811 v1

                                 October 1, 1998








                              GROWTH BALANCED FUND



                               INCOME EQUITY FUND



                            VALUGROWTH SM STOCK FUND


                             DIVERSIFIED EQUITY FUND


                               GROWTH EQUITY FUND


                            LARGE COMPANY GROWTH FUND


                           DIVERSIFIED SMALL CAP FUND


                            SMALL COMPANY STOCK FUND


                          SMALL CAP OPPORTUNITIES FUND



                               INTERNATIONAL FUND










AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK, AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Table of Contents

1. PROSPECTUS SUMMARY
   Highlights of the Funds.......................................
   Expense Information...........................................
2. FINANCIAL HIGHLIGHTS .........................................
3. INVESTMENT OBJECTIVES AND POLICIES ...........................
   Growth Balanced Fund..........................................
   Income Equity Fund............................................
   ValuGrowth Stock Fund.........................................
   Diversified Equity Fund.......................................
   Growth Equity Fund............................................
   Large Company Growth Fund.....................................
   Small Cap Diversified Fund....................................
   Small Company Stock Fund......................................
   Small Cap Opportunities Fund..................................
   International Fund............................................
   Core Portfolio Descriptions...................................
   RISK CONSIDERATIONS...........................................
4. MANAGEMENT ...................................................
   Investment Advisory Services..................................
5. CHOOSING A SHARE CLASS .......................................
   A Shares......................................................
   B Shares......................................................
   C Shares......................................................
6. HOW TO BUY AND SELL SHARES ...................................
   Minimum Investment............................................
   Purchase Procedures...........................................
   Account Application...........................................
   General Information...........................................
   Redemption Procedures.........................................
   Other Redemption Matters......................................
   Exchanges.....................................................
9. Dividends and Tax Matters ....................................
   Dividends.....................................................
   Tax Matters...................................................
10.Other Information ............................................
   Determination of Net Asset Value..............................
   Core Portfolios...............................................
   Reallowances..................................................

1.       OVERVIEW
The following is a summary of information about the Funds. Before investing, you should consider the discussion under Investment Objectives and Policies and Risk Considerations.

WHO SHOULD INVEST

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS



Growth Balanced Fund seeks a combination of current income and capital appreciation. The other Funds seek capital growth or high capital return.




FUND                             PRIMARY INVESTMENTS
----                             -------------------
Growth Balanced Fund             Stocks  and  bonds  in several equity and fixed
                                 income investment styles

Income Equity Fund               Stocks with prospects of long-term capital
                                 appreciation and above-average dividend income.

ValuGrowth  Stock   Fund         Stocks      of      medium     and        large
                                 capitalization    companies    that      appear
                                 undervalued and have   potential   for   above-
                                 average growth.

Diversified Equity Fund          Diversified   investments   in  five  different
                                 equity investment styles in order to   moderate
                                 fluctuations  in  the  Fund's  annual  returns.

Growth  Equity Fund              Diversified  investments   in  three  different
                                 equity investment styles in order to  emphasize
                                 capital     appreciation     and       moderate
                                 fluctuations in the  Fund's annual returns.

Large Company Growth Fund        Large,  high-quality  domestic  companies  with
                                 potential for superior growth.

Diversified Small Cap Fund       Diversified  investments  in  different   small
                                 capitalization investment styles.

Small Company Stock Fund         Stocks  of  small  and   medium-size   domestic
                                 companies with a market capitalization    below
                                 that of  the  average  company  in  Standard  &
                                 Poor's 500 Composite Stock Price Index(C).

Small Cap Opportunities Fund     Stocks of smaller companies with potential  for
                                 capital appreciation.

International Fund               Stocks   of   high-quality   companies    based
                                 outside of the  United States.



CLASSES OF SHARES

This Prospectus offers three classes of shares. Each class has a different fee structure. All of the Funds offer A Shares and B Shares. Growth Balanced Fund, Income Equity Fund, Diversified Equity Fund and Growth Equity Fund also offer C Shares.

* A Shares are generally offered at their net asset value plus an initial sales charge. A Shares do not have distribution or shareholder servicing fees.

* B Shares are offered at their net asset value. B Shares have distribution and shareholder servicing fees and convert to A Shares within seven years after purchase. If you redeem your B Shares within six years of purchase, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

* C Shares are offered at their net asset value plus an initial sales charge lower than that applied to A Shares. C Shares have distribution fees. If you redeem your C Shares within one year of purchase, you pay a contingent deferred sales charge.

FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in one or more other funds identified in this prospectus as Core Portfolios. Except when necessary to describe a Fund's investment in a Core Portfolio, this prospectus discusses a Fund's investments in a Core Portfolio as if the investments were made directly in portfolio securities.

INVESTMENT ADVISERS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but three of the Core Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for three Core Portfolios: Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. Schroder specializes in providing international investment advice. INVESTMENT SUBADVISERS make investment decisions for certain Funds and Core Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder or a subadviser as an Adviser.

HOW TO BUY SHARES

The Funds require minimum initial investments of $1,000 and minimum subsequent investments of $100. Currently, Small Cap Opportunities Fund is closed to new investors.

EXCHANGES

If you own Fund shares, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's net capital gain, if any, is distributed at least annually.


* Income Equity Fund, ValuGrowth Stock Fund and Small Company Stock Fund declare dividends of net investment income quarterly.

*    All other Funds declare dividends of net investment income annually.



RISK FACTORS

All investments in the Funds are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's ability to achieve the Fund's objective, the markets the Fund invests in, the investments the Fund makes and prevailing economic conditions over the period of your investment.

Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy. Your investment in a Fund will also have risk if you do not plan to invest for a period that is long enough to permit the investment to recover from an adverse market movement.

The Funds are subject to "market risk," which is the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

Funds that invest in smaller issuers or foreign issuers are riskier than other Funds. Investments in smaller issuers are subject to greater market volatility because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign exchange rates. Foreign investments are also subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

Growth Balanced Fund divides its investments between fixed income securities and equity securities in varying proportions, with an emphasis on equity securities. If you invest in Growth Balanced Fund, your investment will be subject both to the risks of fixed income securities and to the risks of equity securities. The value of the Fund's fixed income investments generally will rise when interest rates fall and fall when interest rates rise. The Fund's fixed income investments are also subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity.

In addition, the Adviser may vary, within a fixed range, the allocations of Growth Balanced Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.



EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly and indirectly if you invest in a Fund.



                        Shareholder Transaction Expenses
                            (applicable to each Fund)

                                                               A                    B                       C
                                                             Shares               Shares                  Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of public offering price)                   5.5%                Zero                  1.0%
Maximum deferred dales charge
(as a percentage of the lesser of original purchase          Zero                4.0%(1)               1.0%(2)
price or redemption proceeds)

ANNUAL FUND OPERATING EXPENSES(3)(7)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS)
                                                                  GROWTH                             INCOME
                                                             BALANCED FUND(6)                     EQUITY FUND
                                                          A         B          C            A          B          C
                                                        Shares    Shares    Shares        Shares    Shares     Shares
                                                       --------- --------- ----------    --------- ---------- ----------
Investment Advisory Fees (4)
Rule 12b-1 Fees (after fee waivers)(5)
Other    Expenses    (after   fee    waivers   and
reimbursements)
Investment Advisory Fee - Core Portfolio(4)
Other Expenses - Core Portfolio(s)
  (after fee waivers and reimbursements)
Total Operating Expenses(7)

                                                                VALUGROWTH                        DIVERSIFIED
                                                                STOCK FUND                       EQUITYFUND(6)
                                                             A               B              A          B          C
                                                           Shares         Shares          Shares    Shares     Shares
                                                       --------------- --------------    --------- ---------- ----------
Investment  Advisory  Fees (4) Rule 12b-1  Fees  (after  fee  waivers)(5)  Other
Expenses (after fee waivers and  reimbursements)  Investment Advisory Fee - Core
Portfolio(4) Other Expenses - Core Portfolio(s)
  (after fee waivers and reimbursements)
Total Operating Expenses(7)

                                                                  GROWTH                         LARGE COMPANY
                                                               EQUITY FUND(6)                     GROWTH FUND
                                                          A         B          C                A               B
                                                        Shares    Shares    Shares           Shares          Shares
                                                       --------- --------- ----------    ---------------- --------------
Investment Advisory Fees (4)
Rule 12b-1 Fees (after fee waivers)(5)
Other    Expenses    (after   fee    waivers   and
reimbursements)
Investment Advisory Fee - Core Portfolio(4)
Other Expenses - Core Portfolio(s)
  (after fee waivers and reimbursements)
Total Operating Expenses(7)

                                                             DIVERSIFIED SMALL                   SMALL COMPANY
                                                                 CAP FUND                        STOCK FUND(6)
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------
Investment  Advisory  Fees (4) Rule 12b-1  Fees  (after  fee  waivers)(5)  Other
Expenses (after fee waivers and  reimbursements)  Investment Advisory Fee - Core
Portfolio(4) Other Expenses - Core Portfolio(s)
  (after fee waivers and reimbursements)
Total Operating Expenses(7)

                                                                 SMALL CAP                     INTERNATIONAL FUND
                                                            OPPORTUNITIES FUND
                                                             A               B                  A               B
                                                           Shares         Shares             Shares          Shares
                                                       --------------- --------------    ---------------- --------------


Investment Advisory Fees (4)
Rule 12b-1 Fees (after fee waivers)(5)
Other    Expenses    (after   fee    waivers   and
reimbursements)
Investment Advisory Fee - Core Portfolio(4)
Other Expenses - Core Portfolio(s)
  (after fee waivers and reimbursements)
Total Operating Expenses(7)


(1) The maximum 4.0% deferred sales charge on B Shares applies to redemptions during the first year after purchase; the charge declines to 3.0% during the second and third years, 2.0% during the fourth and fifth years, 1.0% during the sixth year and zero the following year.

     (2) The 1.0% deferred sales charge on C Shares applies only to redemptions during the first year after purchase.

(3) The expenses, and any waivers and fee reimbursements, for Growth Balanced Fund, Diversified Small Cap Fund, Large Company Growth Fund and Class C shares of Income Equity Fund, Diversified Equity Fund and Growth Equity Fund are estimated.

(4) Absent waivers, Investment Advisory Fees for ValuGrowth Stock Fund would be 0.80% and for Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund would be 0.25%. Investment Advisory Fees --Core Portfolio states the investment advisory fees of any Core Portfolios in which a Funds invests.

     (5) Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares and [0.75%] for C Shares.

(6) Norwest and the Funds' manager have agreed to waive fees and reimburse expenses to maintain Small Company Stock Fund's total operating expenses at or below 0.75% for A Shares and 1.50% for B Shares. Any proposed reduction of those waivers or reimbursements would require review by the Funds' Board of Trustees. Norwest and the Funds' manager have agreed to waive their fees through May 31, 1999 to ensure that the combined investment advisory, administrative and management services fees borne by Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund do not exceed 0.68%, 0.75% and 1.00%. Any reduction of that waiver after May 31, 1999 requires Board approval.

(7) Absent estimated expense reimbursements and fee waivers, the expenses of A Shares of Growth Balanced Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund would be: Other Expenses, [___%], [___%], [___%], [__%], [__%], [__%], [__%], [___%], [___%] and [___%],
    respectively; Other Expenses - Core Portfolio(s), [__%], [___%], [__%], [___%], [___%], [__%], [__%], [___%], [___%], [___%] and [___%],
    respectively; and Total Operating Expenses, [__%], [__%],[___%], [___%], [___%], [__%], [__%], [__%], [__%] and [___%], respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund would be: Other Expenses, [___%], [___%], [___%], [___%], [___%],
    [___%] and [___%], respectively; Other Expenses - Core Portfolio(s), [___%], [___ %], [___%], [___%], [___%], [__%], and [___%], respectively; and Total
    Operating Expenses,  [___%],  [___%],  [___%],  [___%],  [___%],  [___%] and
    [___%], respectively. Absent estimated expense reimbursements and fee waivers, the expenses of C Shares of [Growth Balanced Fund, Income Equity Fund, Diversified Equity Fund and Growth Equity Fund] would be: Other Expenses, [___%], [__%], [__%], [__%] respectively; Other Expenses - Core Portfolio(s), [__%], [__%], [__%] and [__%], respectively; and Total Operating Expenses [__%], [__%], [__%] and [__%] respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE
The Hypothetical Expense Example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's Shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all dividends and distributions, the deduction of the maximum initial sales charge for A Shares and C Shares, the deduction of the contingent deferred sales charge for B Shares and C Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of seven years. The example does not represent past or future expenses or return. Actual expenses and return may be greater or less than indicated.


                          Hypothetical Expense Example
                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Growth Balanced Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
   C Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
 ................................................................................
Income Equity Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
   C Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
 ................................................................................
ValuGrowth Stock Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
 ................................................................................
Diversified Equity Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
   C Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
 ................................................................................
Growth Equity Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
   C Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption
 ................................................................................
Small Company Stock Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period

          Assuming no redemption
 ................................................................................
Small Cap Opportunities Fund
   A Shares
   B Shares
        Assuming redemption
        at the end of the period
        Assuming no redemption
 ................................................................................
International Fund
   A Shares
   B Shares
        Assuming redemption
          at the end of the period
        Assuming no redemption

2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the shorter of 10 years or the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _______________, independent auditors, whose reports, along with each Fund's financial statements, are included in the Annual Report for the Funds, which is available upon request. Other independent auditors audited information for prior periods.

3.       GLOSSARY

Term                            Definition
----                            ----------
Board                           The Board of Trustees of Norwest Advantage Funds

Duration                        A measure  of a  debt security's   average  life
                                that   reflects   the   present  value  of   the
                                security's cash flow.

Market Capitalization           The  total   market   value   of   a   company's
                                outstanding common stock.

Non-Investment Grade            Neither  rated  in one of the four highest long-
                                term rating categories by an NRSRO  nor  unrated
                                and  determined  by  the  Adviser   to   be   of
                                comparable quality.

NRSRO A nationally recognized statistical rating organization, such as S&P or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

S&P                             Standard & Poor's Corporation

S&P 500 Index                   Standard & Poor's  500  Composite   Stock  Price
                                Index,  an  index    of   large   capitalization
                                companies

S&P 600 Small Cap Index        Standard  &  Poor's Small Cap 600 Composite Stock
                               Price Index(C), an index of small capitalization companies

SEC                            Securities and Exchange Commission

U.S. Government Security       An   obligation   issued  or   guaranteed  as  to
                               principal  and interest by  the  U.S. Government,
                               its agencies or its instrumentalities,  including
                               obligations   issued   or  guaranteed by the U.S.
                               Treasury.




4.       INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. These risks are discussed below in Risk Considerations.

GROWTH BALANCED FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of the Fund is to  provide a
combination  of  current  income  and  capital   appreciation   by  diversifying
investment of the Fund's assets between stocks and bonds.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Core Portfolios.

The equity portion of the Fund's portfolio uses the five different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The Fund invests the fixed income portion of its portfolio in Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Positive Return Portfolio. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the Fund's fixed income investments.

The percentage of the Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

As market or other conditions change, the Adviser may attempt to enhance the Fund's returns by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may choose to effect the change by using futures contracts.

         GROWTH BALANCED FUND ALLOCATION

The current allocations and ranges of investments by the Fund in each Core Portfolio are:

Investment Style                                            CURRENT ALLOCATION         RANGE OF INVESTMENT
----------------                                            ------------------         -------------------
Diversified Equity Fund style                               65%                             45% - 85%
  Index Portfolio                                                    16.3%                11.3% - 21.3%
  Income Equity Portfolio                                            16.3%                11.3% - 21.3%
  Large Company style                                                16.3%                11.3% - 21.3%
     Large Company Growth Portfolio                                            13.0%      9.0% - 17.0%
     Disciplined Growth Portfolio                                               3.3%       2.3% - 4.3%
  Diversified Small Cap style                                         6.5%                 4.5% - 8.5%
     Small Cap Index Portfolio                                                  1.3%       0.9% - 1.7%
     Small Company Growth Portfolio                                             1.6%        1.1% - 2%
     Small Company Value Portfolio                                              1.6%        1.1% - 2%
     Small Company Stock Portfolio                                              1.0%       0.7% - 1.4%
     Small Cap Value Portfolio                                                  1.0%      0.75% - 1.4%
  International style                                                 9.8%                6.8% - 12.8%
     International Portfolio                                                    9.3%      5.4% - 12.8%
     Schroder EM Core Portfolio                                                 0.5%        0% - 2.6%
Diversified Bond Fund style                                 35%                             15% - 55%
  Managed Fixed Income Portfolio                                     17.5%                7.5% - 27.5%
  Strategic Value Bond Portfolio                                      5.8%                 2.5% - 9.2%
  Positive Return Bond Portfolio                                     11.7%                 5% - 18.3%
TOTAL FUND ASSETS                                          100%

RISKS:
 Credit risk                                          Leverage risk
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Prepayment risk
 Interest rate risk                                   Small company risk


INCOME EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation consistent with above-average dividend income.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes investing in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. Large companies are those whose Market Capitalization is greater than the median of the Russell 1000 Index.

The Fund may invest in preferred stock, convertible securities and foreign securities. The Fund will not normally invest more than 10% of its assets in the securities of a single issuer.

RISKS:
 Currency risk                                        Leverage risk
 Foreign risk                                         Market risk


VALUGROWTH STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics and appear to be undervalued. Medium capitalization companies are those companies whose Market Capitalization is in the range of $500 million to $8 billion. Large companies are those companies whose Market Capitalization is greater than the median of the Russell 1000 Index.

The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow both faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company by company analysis rather than on a broader analysis of industry or economic sector trends. The Adviser considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund also may write covered calls and purchase calls on equity securities.

RISKS:
 Currency Rate Risk                                   Leverage risk
 Foreign risk                                         Market risk

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Core Portfolios.

The Fund's portfolio combines five different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to large company investments to two Core Portfolios, the assets allocated to small company investments to five Core Portfolios and the assets dedicated to international investments to two Core Portfolios. Because Diversified Equity Fund blends five equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends three equity investment styles.

         DIVERSIFIED EQUITY FUND ALLOCATION

The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                       CURRENT ALLOCATION        RANGE OF
                                       ------------------       INVESTMENT
                                                                -----------
Index Portfolio                          25%                 23.5% - 26.5%
Income Equity Portfolio                  25%                 23.5% - 26.5%
Large Company style                      25%                 23.5% - 26.5%
  Large Company Growth Portfolio                 20%         18.5% - 21.5%
  Disciplined Growth Portfolio                   5%           3.5% - 6.5%
Diversified Small Cap style              10%                 8.5% - 11.5%
  Small Cap Index Portfolio                     2.0%          0.5% - 3.5%
  Small Company Growth Portfolio                2.4%          0.9% - 3.9%
  Small Company Value Portfolio                 2.4%          0.9% - 3.9%
  Small Company Stock Portfolio                 1.6%          0.1% - 3.1%
  Small Cap Value Portfolio                     1.6%          0.1% - 3.1%
International Style                      15%                 13.5% - 16.5%
  International Portfolio                       14.3%        10.8% - 16.5%
  Schroder EM Core Portfolio                    0.8%           0% - 3.3%

TOTAL FUND ASSETS                                                        100%

The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Small company risk
 Leverage risk

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in eight Core Portfolios.

The Fund's portfolio combines three different equity styles - a large company growth style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to small company investments to five Core Portfolios and the assets dedicated to international investments to two Core Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends five equity styles.

     GROWTH EQUITY FUND ALLOCATION

The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                           Current Allocation          Range of Investment
                                           ------------------          -------------------
Large Company Growth Portfolio                    35%                       33% - 37%
Diversified Small Cap Style                       35%                       33% - 37%
  Small Cap Index Portfolio                                7.0%            5.0% - 9.0%
  Small Company Growth Portfolio                           8.4%           8.5% - 12.5%
  Small Company Value Portfolio                            8.4%           8.5% - 12.5%
  Small Company Stock Portfolio                            5.6%            3.6% - 7.6%
  Small Cap Value Portfolio                                5.6%            3.6% - 7.6%
International Style                               30%                       28% - 32%
  International Portfolio                                 28.5%           22.4% - 32.0%
  Schroder EM Core Portfolio                               1.5%             0% - 6.4%


     TOTAL FUND ASSETS                           100%


The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Small company risk
 Leverage risk

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior
growth   potential.   Large   companies   are  those   companies   whose  Market
Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued and whose fundamental characteristics both are significantly better than the market average and support internal earnings growth capability. The Fund's assets may be invested in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

The Fund may invest up to 20% of its assets in the securities of foreign issuers and may hedge against currency risk by using foreign currency forward contracts. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.

RISKS:
 Currency risk                                        Leverage risk
 Foreign risk                                         Market risk


DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in five Core Portfolios.

         DIVERSIFIED SMALL CAP FUND ALLOCATION

The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                                       CURRENT       RANGE OF INVESTMENT
                                                      ALLOCATION     -------------------
                                                      ----------
  Small Cap Index Portfolio                              20%             18.5% - 21.5%
  Small Company Growth Portfolio                         24%             22.5% - 25.5%
  Small Company Value Portfolio                          24%             22.5% - 25.5%
  Small Company Stock Portfolio                          16%             14.5% - 17.5%
  Small Cap Value Portfolio                              16%             14.5% - 17.5%

                                                      -------
     Total Fund Assets                                  100%

The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Currency risk                                        Market risk
 Foreign risk                                         Small company risk
 Leverage risk


SMALL COMPANY STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have a Market Capitalization well below that of the average company in the S&P 500 Index. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. Medium companies are those companies whose Market Capitalization ranges from $500 million to $8 billion.

In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential, and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The companies in which the Fund invests may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus, thereby allowing such companies to be successful. The Adviser believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger, more established entities.

The Fund may invest up to 20% of its assets in the securities of foreign issuers.

RISKS:
 Currency risk                                        Market risk
 Foreign risk                                         Small company risk
 Leverage risk

SMALL CAP OPPORTUNITIES FUND

INVESTMENT   OBJECTIVE.   The  investment  objective  of  the  Fund  is  capital
appreciation. Current income will be incidental to the objective of capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less. The Adviser attempts to identify securities of companies which it believes can generate above-average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of the competency of an issuer's management will be an important consideration in selecting investments. These criteria are not rigid, and the Fund may make other investments if they may help the Fund achieve its objective.

The Fund will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). The Fund may also invest to a limited degree in non-convertible debt securities and preferred stocks when the Adviser believes these investments will help the Fund achieve its objective.

The Fund  currently  intends  to invest  no more than 5% of its total  assets in
securities   of  small,   unseasoned   companies,   which,   together  with  any
predecessors, have been in operation for less than three years.

The Fund currently intends to invest no more than 5% of its net assets in Non-Investment Grade convertible and non-convertible securities. The Fund may use options and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

INTERNATIONAL FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of the  Fund  is to  provide
long-term   capital   appreciation  by  investing   directly  or  indirectly  in
high-quality companies based outside the United States.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines two different investment styles - an international equity investment style and an international emerging markets investment style. The Fund invests in two Core Portfolios.

         INTERNATIONAL FUND ALLOCATION

The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                            CURRENT          RANGE OF INVESTMENT
                                          ALLOCATION         -------------------
                                          ----------
     International Portfolio                      95%                80% - 100%
     Schroder EM Core Portfolio                    5%                 0% - 20%


     TOTAL FUND ASSETS                           100%


The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Credit risk                                          Interest rate risk
 Currency rate risk                                   Leverage risk
 Foreign risk                                         Market risk
 Geographic concentration risk                        Prepayment risk

DESCRIPTIONS OF CORE PORTFOLIOS

POSITIVE RETURN BOND PORTFOLIO

The Core Portfolio seeks positive total return each calendar year regardless of the bond market by investing in a portfolio of U.S. Government Securities and corporate fixed income securities. The Core Portfolio's assets are divided into two components, short bonds with maturities (or average life) of two years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Core Portfolio will vary between one and 30 years.

Under normal circumstances, the Core Portfolio will invest at least 50% of its net assets in U.S. Government Securities, including Treasury securities. The Core Portfolio only purchases securities that are rated, at the time of purchase, within one of the two highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. The Adviser will not invest more than 25% of its assets in securities rated in the second highest rating category. The Core Portfolio will limit its investments in zero-coupon securities, securities with variable or floating rates of interest and asset-backed securities to 25% of its net assets in each type of security. The Core Portfolio may not invest in convertible securities, mortgage pass-through securities or private placement securities. Within these constraints, the Adviser purchases securities that it believes have above-average yields.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

MANAGED FIXED INCOME PORTFOLIO

The Core Portfolio seeks consistent fixed income returns by investing primarily in investment grade intermediate term obligations. The Core Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration, while employing low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. Intermediate-term obligations are securities with maturities of between two and 20 years.

The Core Portfolio will limit its investment in mortgage-backed securities to not more than 50% of its total assets and its investment in other asset-backed securities to not more than 25% its net assets. In addition, the Core Portfolio may not invest more than 30% of its assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

The Core Portfolio only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

The Core Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Core Portfolio will have an average dollar-weighted portfolio maturity of between three and 12 years and a Duration of between two and six years.

The Portfolio may also invest up to 10% of its total assets in: obligations issued or guaranteed by governments the Adviser deems stable, or their subdivisions, agencies or instrumentalities; loan or security participations; obligations of supranational organizations; and Municipal Securities.

The Portfolio may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Portfolio may also use options to enhance return.

Risks:
 Credit risk                                          Leverage risk
 Foreign risk                                         Market risk
 Interest rate risk                                   Prepayment risk

STRATEGIC VALUE BOND PORTFOLIO

The Core Portfolio seeks total return by investing primarily in income-producing securities. The Core Portfolio invests in a broad range of fixed income instruments including corporate bonds, asset-backed securities, mortgage-related securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds in order to create a strategically diversified portfolio of high-quality fixed income investments.

The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Core Portfolio seeks higher current income instruments such as corporate bonds and mortgage-backed and asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles while avoiding excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Core Portfolio's objective and purchases those securities that will enhance its positioning.

To limit the Core Portfolio's credit risk, the Core Portfolio generally will invest 65% of its assets in fixed income securities rated in one of the three highest rating categories by at least one NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. In addition, the Core Portfolio will limit its investment in Non-Investment Grade fixed income securities to 20% of the Core Portfolio's assets.

The average maturity of the Core Portfolio will vary between five and 15 years. In the case of mortgage-related, asset-backed and similar securities, the Core Portfolio uses the security's average life in calculating the Core Portfolio's average maturity. The Core Portfolio's Duration normally will vary between three and eight years.

The Core Portfolio particularly seeks strategic diversification. The Core Portfolio will not invest more than: (1) 75% of its assets in corporate bonds,
(2) 25% of its assets in one industry of the corporate market, (3) 50% of its assets in asset-backed securities or (4) 60% of its assets in mortgage-related securities. The Core Portfolio may invest in U.S. Government Securities without restriction. The Core Portfolio generally will not invest more than 5% of its assets in the corporate bonds of any one issuer.

The Core Portfolio may invest up to 20% of its total assets in Non-Investment Grade fixed income securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

The Portfolio may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Portfolio may also use options to enhance return.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

INDEX PORTFOLIO

The Core Portfolio is designed to duplicate the return of the S&P 500 Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Core Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Core Portfolio only to duplicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Core Portfolio, and to raise cash to fund redemptions. The Core Portfolio may hold cash or cash equivalents to facilitate payment of the Core Portfolio's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Core Portfolio's performance can be expected to approximate but not equal the S&P 500 Index.

The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

RISKS:
 Leverage risk                                        Market risk

INCOME EQUITY PORTFOLIO

The Core Portfolio is described in the section of this prospects describing Income Equity Fund.

LARGE COMPANY GROWTH PORTFOLIO

The Core Portfolio is described in the section of this prospectus describing Large Company Growth Fund.

DISCIPLINED GROWTH PORTFOLIO

The Core Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Core Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Core Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

The Core Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis and may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality and valuation.

RISKS:
 Leverage risk                                        Market risk

SMALL CAP INDEX PORTFOLIO

The Core Portfolio seeks to replicate the return of the S&P Small Cap 600 Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Core Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The
Adviser generally executes portfolio transactions only to duplicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Core Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Core Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.

RISKS:
 Leverage risk                                        Market risk

SMALL COMPANY STOCK PORTFOLIO

The Core Portfolio is described in the section of this prospectus describing Small Company Stock Fund.

SMALL COMPANY GROWTH PORTFOLIO

The Fund seeks long-term capital appreciation by investing primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2,000 Index. The Fund considers smaller companies to be those with Market Capitalizations less than $1 billion at the time of the Fund's purchase.

In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value.

The Adviser may invest up to 10% of the Core Portfolio's total assets in foreign securities. The Adviser will not invest more than 10% of the Core Portfolio's total assets in the securities of a single issuer.

RISKS:
 Currency rate risk                                   Market risk
 Foreign risk                                         Small company risk
 Leverage risk


SMALL COMPANY VALUE PORTFOLIO

The Core Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

SMALL CAP VALUE PORTFOLIO

The Core Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Core Portfolio will normally invest substantially all its assets in companies with Market Capitalizations that reflect the Market Capitalizations of companies included int the Russell 2000 Index. The Core Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and are likely to report a level of corporate earnings exceeding the level expected by investors. Companies are valued based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports and the fundamental business outlook for the company.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

INTERNATIONAL PORTFOLIO

The Core Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Core Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Core Portfolio may also invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities. The Core Portfolio's investments will generally be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. In general, the Core Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Core Portfolio may concentrate its investments in a particular country, region or type of investment.

The Core Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Core Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

RISKS:
 Currency rate risk                                   Leverage risk

 Foreign risk                                         Market risk
 Geographic concentration risk

SCHRODER EM CORE PORTFOLIO

The Core Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Core Portfolio's objective.

The Core Portfolio may invest, under normal market conditions, up to 65% of its total assets in emerging market equity and debt securities, including common stocks; convertible preferred stocks; stock rights and warrants; convertible debt securities; and non-convertible debt securities.

The Adviser considers "Emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If, however, the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Core Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in any one country.

The Core Portfolio may invest up to 35% of its total assets in Non-Investment Grade fixed income securities.

RISKS:
 Credit risk                                          Interest rate risk
 Currency rate risk                                   Leverage risk
 Foreign risk                                         Market risk
 Geographic concentration risk                        Prepayment risk

5.       RISK CONSIDERATIONS

The principal risks of the Funds are described below. Each Fund's exposure to these risks depends upon its specific investment profile. The risks which apply to each Fund are listed in the Fund's description above in Investment Objectives and Policies.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Non-Investment Grade securities are especially susceptible to this risk.

CURRENCY RATE RISK. The risk that fluctuations in the exchange rates between the U.S. dollars and foreign currencies may negatively affect an investment.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

GEOGRAPHIC CONCENTRATION RISK. The risk that if a Fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would be a more geographically diverse securities portfolio.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK. The risk that some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

PREPAYMENT RISK. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

SMALL COMPANY RISK. The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

6.       COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Board without shareholder approval.

UNRATED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash or cash equivalents. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective.

PORTFOLIO TRANSACTIONS

From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Core Portfolio and a possible increase in short-term capital gains or losses.

YEAR 2000

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data after December 31, 1999. Norwest and the Funds' manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. While the Funds do not anticipate any adverse effect on their computer systems from the year 2000, there can be no assurance that these steps will be sufficient to avoid any adverse impact.


7.  MANAGEMENT OF THE FUNDS

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Core Portfolio except the Core Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Core Portfolios' investment programs.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. In this capacity, Schroder makes investment decisions for and administers those Core Portfolios' investment programs.
SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC., 787 SEVENTH AVENUE, 34TH FLOOR, NEW YORK, NY 10019

Norwest and certain of the Funds and the Core Portfolios have retained investment subadvisers to make investment decisions for and administer the investment programs of those Funds and Core Portfolios. Norwest decides which portion of the assets of a Fund or Core Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

CRESTONE  CAPITAL  MANAGEMENT,   INC.   ("CRESTONE"),   AN  INVESTMENT  ADVISORY
SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVICE

REGARDING COMPANIES WITH SMALL MARKET CAPITALIZATION TO VARIOUS CLIENTS, INCLUDING INSTITUTIONAL INVESTORS. CRESTONE CAPITAL MANAGEMENT, INC., 7720 EAST BELLVIEW AVE., SUITE 220, ENGLEWOOD, CO 80111

GALLIARD CAPITAL MANAGEMENT, INC. ("GALLIARD"), AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVISORY SERVICES TO BANK AND THRIFT INSTITUTIONS, PENSION AND PROFIT SHARING PLANS, TRUSTS AND CHARITABLE ORGANIZATIONS AND CORPORATE AND OTHER BUSINESS ENTITIES.
GALLIARD CAPITAL MANAGEMENT, INC., 800 LASALLE AVE. SUITE 2060, MINNEAPOLIS, MN 55479

PEREGRINE CAPITAL MANAGEMENT, INC. ("PEREGRINE"), AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVISORY SERVICES TO CORPORATE AND PUBLIC PENSION PLANS, PROFIT SHARING PLANS, SAVINGS-INVESTMENT PLANS AND 401(K) PLANS.
PEREGRINE CAPITAL MANAGEMENT, INC., LASALLE PLAZA, 800 LASALLE AVE., SUITE 1850, MINNEAPOLIS, MN 55402.

SMITH ASSET MANAGEMENT GROUP, L.P. ("SMITH"), AN INVESTMENT ADVISORY AFFILIATE OF NORWEST BANK, PROVIDES INVESTMENT MANAGEMENT SERVICES TO COMPANY RETIREMENT PLANS, FOUNDATIONS, ENDOWMENTS, TRUST COMPANIES, AND HIGH NET WORTH INDIVIDUALS USING A DISCIPLINED EQUITY STYLE.
SMITH ASSET MANAGEMENT GROUP, L.P., 500 CRESCENT COURT, SUITE 250, DALLAS, TX 75201

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund or Core Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Core Portfolios in which it invests.

How investment advisory fees are paid depends on whether or not a Fund invests in Core Portfolios.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

* If a Fund invests in a single Core Portfolio, Norwest or Schroder receives an investment advisory fee from the Core Portfolio.

* If a Fund invests in more than one Core Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Core Portfolios. In addition, Norwest receives a fee from each Fund, except Cash Investment Fund, for the "asset allocation services" of determining the Funds' investments in the Core Portfolios and how much of the Fund's assets to invest in each Core Portfolio.

     If a Fund invests in more than one Core Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in and the investment advisory fee payable to each Core Portfolio.

     Norwest (and not the Funds or Core Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Core Portfolios.


GROWTH BALANCED FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: POSITIVE RETURN BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: William D. Giese, CFA (19__) and Patricia Burns (1998). Mr. Giese, a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years and has more than 20 years' experience in fixed income securities management. Ms. Burns, a Senior Vice-President of Peregrine, has been a portfolio manager at Peregrine for more than ten years. She has been associated with Norwest since 1983.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam, a managing partner of

Galliard since 1995, is responsible for investment process and strategy. He was previously Chief Investment Officer of Insight Investment Management. Before, he was the Senior Vice President of Washington Square Capital Management. Mr. Huber is described above under Stable Income Fund. Mr. Yim, Portfolio Manager and Director of Investment Research since 1995, previously worked for six years for American Express Financial Advisors as a Research Analyst focusing on the insurance and finance industries.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MANAGED FIXED INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGER: Richard Merriam, CFA (19__) and Ajay Mirza (1998). Mr. Merriam is described above under Strategic Value Bond Portfolio. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. He also has experience as a research analyst at Insight Investment Management and Lehman Brothers.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO  MANAGER:  David D. Sylvester  (19__) and Laurie R. White (19__).  Mr.
Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. He has over 20 years' experience in managing securities portfolios. Ms. White is a
Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO

INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: David L. Roberts, CFA (19__) a Managing Director, Equities of Norwest, has been associated with Norwest and its affiliates for over 20 years in various investment related capacities.

ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO

INVESTMENT ADVISER: NORWEST

INVESTMENT SUBADVISER: PEREGRINE

PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (1998). Mr. Dale, a Senior Vice President of Peregrine, has held various investment management positions with Norwest, Peregrine and their affiliates since 1968. Mr. Nussbaum, a Senior Vice President of Peregrine, has been associated with Peregrine in various investment management positions since 1990. Mr. Nussbaum was an analyst with Shawmut National Bank from 1988-1990.

ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                   SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_), Chief Investment Officer and principal of the Smith Group, has held these positions since November 1995. Mr. Smith previously served as senior portfolio manager with NationsBank, managing approximately $1 billion in client assets. He also held positions as manager of the institutional asset management group, manager of the disciplined equity style, member of the Investment Policy Committee and sub-adviser for a portfolio of AIM Management Company's Summit Fund.
ADVISORY FEE: Disciplined Growth Portfolio: 0.90% annually of the Core Portfolio's average daily net assets. Small Cap Value Portfolio: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Index Portfolio.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__), and Paul E. von Kuster, CFA (19__). Mr. Mersky, the President of Peregrine, has held various investment management positions with Norwest, Peregrine and their affiliates since 1977 and was head of investments for Norwest Bank from 1980 to 1984. Mr. von Kuster, a Senior Vice President of Peregrine, has held various investment management positions with Peregrine, Norwest and their affiliates since 1972.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh, CFA (1998) Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995 he was a research officer at Lord Asset Management. Before joining Lord Asset Managment, he was associated with Morgan Stanley Asset Management. Mr. Pugh, a Senior Vice President of Peregrine, has been associated with Peregrine since December 1997. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management from 1994-1997 and an analyst with Kemper Corporation from 1991-1994.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is the founder, President and a Director of Crestone, which was incorporated in 1990.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) has been a Senior Vice President of Schroder since January 1997. With the assistance of a Schroder investment committee, he is primarily responsible for the day-to day management of the Core Portfolio's investments. Previously Mr. Perelstein was a Managing Director at MacKay Shields. He has more than 12 years of international and global investment experience.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), assisted by the management team of Heather Crighton (1997) and Mark Bridgeman (1997). Mr. Troiano, Chief Executive Officer of Schroder since April 1, 1997, has been a Managing Director of Schroder since October 1995 and has been employed by various Schroder affiliated companies in the investment research and portfolio management areas since 1981. Ms. Crighton and Mr. Bridgeman are Vice Presidents of Schroder and have been employed by various Schroder affiliated companies in the investment research and portfolio management areas since 1992 and 1990, respectively.

ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


INCOME EQUITY FUND

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.


VALUGROWTH STOCK FUND

INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: David S. Lunt, CFA (1996), a Managing Director, Equities, has been associated with Norwest and its affiliates since 1992. Previously Mr. Lunt was a portfolio manager for FirsTier Bank and a securities analyst for Woodmen Accident and Life Company.

ADVISORY FEE: 0.80% annually of the Fund's first $300 million of average daily net assets; 0.76% annually of the next $400 million of average daily net assets; 0.72% annually of the remaining average daily net assets.


DIVERSIFIED EQUITY FUND

FUND INVESTMENT ADVISER: NORWEST

FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.
CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                   SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith (199_) is described above under Growth Balanced Fund.
ADVISORY FEE:
DISCIPLINED GROWTH PORTFOLIO: 0.90% annually of the Core Portfolio's average daily net assets.
SMALL CAP VALUE PORTFOLIO: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under

Growth Balanced Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


GROWTH EQUITY FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark ridgeman (1997) are described above under Growth Balanced Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


LARGE COMPANY GROWTH FUND

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.


DIVERSIFIED SMALL CAP FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Growth Balanced Fund.

ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul von Kuster, CFA (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.95% annually of the Core Portfolio's average daily net assets.


SMALL COMPANY STOCK FUND

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Growth Balanced Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.


SMALL CAP OPPORTUNITIES FUND
CORE PORTFOLIO: SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Ms. Fariba Talebi (19__), a Group Vice President of Schroder, is assisted by a small cap investment team. Ms. Talebi has served in Schroder's investment research and portfolio management areas since 1987.
ADVISORY FEE: 0.60% annually of the Core Portfolio's average daily net assets.

INTERNATIONAL FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described under Growth Balanced Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Growth Balanced Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in one or more Core Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Core Portfolios. If a Fund redeems assets from a Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.


          8.      CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's classes. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period it would be more advantageous to invest in a class with an initial sales charge and comparatively low expenses, a class with no sales charge but with a CDSC and distribution and shareholder servicing fees or a class with a comparatively low initial sales charge, a comparatively low CDSC and a distribution fee. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

          The Funds  offers A Shares at their  next-determined  net asset  value
plus  the  following   initial   sales  charge  (no  sales  charge   applies  to
reinvestments of dividends or distributions):


                                                      SALES CHARGE
                                                   AS A PERCENTAGE OF*
   AMOUNT OF PURCHASE                    OFFERING PRICE+         NET ASSET VALUE

   Less than $50,000...............           5.50%                   5.76%
   $50,000 to $99,999..............           4.50%                   4.71%
   $100,000 to $249,000............           3.50%                   3.63%
   $250,000 to $499,000............           2.50%                   2.56%
   $500,000 to $999,000............           2.00%                   2.04%
   Over $1,000,000.................           0.00%                   0.00%
   *Rounded to the nearest one-hundredth percent.
   +The amount of the initial sales charge is included in the offering price


If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offer B Shares at their net asset value per share. B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


     CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within six years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of dividends and distributions.



              YEAR SINCE PURCHASE                                        CHARGE FOR EACH FUND


                                                                                 4.0%
           First.................................................
                                                                                 3.0%
           Second................................................
                                                                                 3.0%
           Third.................................................
                                                                                 2.0%
           Fourth................................................
                                                                                 2.0%
           Fifth.................................................
                                                                                 1.0%
           Sixth.................................................
                                                                                 None
           Seventh...............................................



The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for more than six years, fourth from B Shares held for five years and C Shares of the Fund and fifth from the longest outstanding B Shares of the Fund held for less than five years.

CONVERSION FEATURE. B Shares will automatically convert to A Shares six years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

C SHARES

The Funds offers C Shares at their next-determined net asset value plus an initial sales charge of [1.0%] of the shares' offering price ([1.02]% of the amount invested). There is no sales charge on reinvestments of dividends or distributions. C Shares have distribution fees of 0.75% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


     CONTINGENT DEFERRED SALES CHARGE. If you redeem C Shares within one year of purchase, there will be a 1.0% CDSC on the redemption. You will pay the CDSC on the lesser of the cost of the C Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on C Shares purchased through reinvestments of dividends and distributions.

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares and C Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for more than six years, fourth from B Shares held for five years and C Shares of the Fund and fifth from the longest outstanding B Shares of the Fund held for less than five years.

          6.      HOW TO BUY AND SELL SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after acceptance of an order plus, in the case of A Shares and C Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

All of the Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. The Funds may waive their investment minimums. Your shares will become eligible to receive dividends the Fund Business Day after a purchase order is accepted.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASING SHARES DIRECTLY

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     Norwest Advantage Funds
                                     [Name of Fund]
                                     Norwest Bank Minnesota, N.A.
                                     Transfer Agent
                                     733 Marquette Avenue
                                     Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Funds' distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE. You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                          Norwest Bank Minnesota, N.A.
                          A091 000 019
                          For Credit to: Norwest Advantage Funds 0844-131
                          Re: [Name of Fund][Class of Shares]
                          Account No.:
                          Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You may make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem a Fund shares as of the next determination of the Fund's net asset value following acceptance by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require) subject to, in the case of B Shares and C Shares, a CDSC imposed on most redemptions made within six years or one year of purchase. Redeemed shares are not entitled to receive dividends after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent.
Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may exchange C Shares of a Fund for C Shares of the other Funds. You may also exchange your shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deems A Shares acquired through the reinvestment of dividends or distributions to have been acquired with a sales charge equal to the maximum sales charge of the fund.

You may exchange B Shares without paying a CDSC. If you redeem B Shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased. B Shares acquired through an exchange will also convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.



          9.      DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared and paid as follows:

   Declared and paid quarterly:                 Income  Equity Fund,  ValuGrowth
                                                Stock  Fund  and  Small  Company
                                                Stock Fund.
   Declared and paid annually:                  Each other Fund.

Each Fund's net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
     Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All dividends and distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends (other than those of Funds that declare dividends daily) and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes.

10.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value at 4:00p.m., Eastern Time on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or under procedures adopted by the Board. The Core Portfolios follow similar procedures in determining their net asset values.

European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.


CORE PORTFOLIOS

Each Fund reserves the right to invest in one or more Core Portfolios. Each Fund bears its pro rata share of the expenses of any Core Portfolio in which it invests. The Board may redeem a Fund's investment in a Core Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.

BROKER-DEALER REALLOWANCES

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 1.00% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.

AMOUNT OF PURCHASE                                       BROKER-DEALERS'
                                                        REALLOWANCE AS A
                                                     PERCENTAGE OF OFFERING
                                                             PRICE
Less than $50,000...............                             5.00%
$50,000 to $99,999..............                             4.00%
$100,000 to $249,000............                             3.00%
$250,000 to $499,000............                             2.25%
$500,000 to $999,000............                             1.80%
$1,000,000 to 2,499,999.........                             1.00%
$2,500,000 to 4,999,999.........                             0.50%
Over $5,000,000.................                             0.25%



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Funds' statement of additional information, or "SAI," contains detailed information about the Funds, such as their investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800-XXX-XXXX or 1-207-879-0001.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

18881 V1

                               P R O S P E C T U S




                                 October 1, 1998


                              TAX-FREE INCOME FUND


                             COLORADO TAX-FREE FUND


                             MINNESOTA TAX-FREE FUND































AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK, AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents
    1. OVERVIEW............................................................
       Expense Information.................................................
    2. FINANCIAL HIGHLIGHTS................................................
    3. GLOSSARY ...........................................................
    4. INVESTMENT OBJECTIVES AND POLICIES..................................
       Tax-Free Income Fund................................................
       Colorado Tax-Free Fund..............................................
       Minnesota Tax-Free Fund.............................................
    5. RISK FACTORS........................................................
    6. MANAGEMENT..........................................................
       Investment Advisory Services........................................
    7. CHOOSING A SHARE CLASS..............................................
       A Shares............................................................
       B Shares............................................................
    8. HOW TO BUY AND SELL SHARES..........................................
       Minimum Investment..................................................
       Purchase Procedures.................................................
       Account Application.................................................
       General Information.................................................
       Redemption Procedures...............................................
       Other Redemption Matters............................................
       Exchanges...........................................................
    9. DIVIDENDS AND TAX MATTERS...........................................
       Dividends...........................................................
       Tax Matters.........................................................
   10. OTHER INFORMATION...................................................
       Banking Law Matters.................................................
       Determination of Net Asset Value....................................

1.       OVERVIEW

The following is a summary of information about the Funds. Before investing, you should consider the discussion under Investment Objectives and Policies and Risk Considerations.

WHO SHOULD INVEST

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

The Funds generally seek current income exempt from federal or state income taxes.


     FUND                               PRIMARY INVESTMENTS
     ----                               -------------------

TAX-FREE INCOME FUND                    Investment  grade fixed income  securities  with interest  exempt from federal income tax.


COLORADO TAX-FREE FUND                  Investment  grade municipal  securities of Colorado  issuers with interest exempt from federal and Colorado income tax.


MINNESOTA TAX-FREE FUND                 Investment grade municipal  securities of Minnesota  issuers with interest exempt from federal and Minnesota income tax.



CLASSES OF SHARES

This Prospectus offers two classes of shares of the Funds. The classes, which have different fee structures, are:

* A Shares: offered at their net asset value plus an initial sales charge. A Shares do not pay distribution or shareholder servicing fees.

* B Shares: offered at their net asset value. B Shares pay distribution and shareholder servicing fees and convert to A Shares six years after purchase. If you redeem your B Shares within four years of purchase, you may pay a contingent deferred sales charge. The amount of the charge depends on the length of time you hold the shares.

INVESTMENT ADVISERS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is each Fund's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets.

HOW TO BUY SHARES

The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other funds. Your exchange rights will vary depending on the class of shares you own.

DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income are paid monthly. Each Fund's net capital gain, if any, is distributed to shareholders at least annually.

RISK FACTORS

All investments in the Funds are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's ability to achieve that objective, the markets in which the Fund invests, the investments the Fund makes and prevailing economic conditions over the period of your investment.

The income you receive from a Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will rise when interest rates fall and fall when interest rates rise. When interest rates fall, there is a risk that issuers will prepay fixed rate obligations, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in obligations that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

The Funds that invest primarily in the obligations of the government and municipalities of one state are more exposed to adverse economic developments and other risks affecting that state than the Fund that invests in a number of different states. Also, Funds that invest in a single state are not required to spread their investments among as many different issuers as the other Fund. Investing in fewer issuers increases the potential adverse effects of a decline in the value of a Fund's investments in the obligations of any one issuer.

Each Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund will also have risk if you do not plan to invest for long enough to permit the investment to recover from an adverse market movement.


EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in a Fund.


                        SHAREHOLDER TRANSACTION EXPENSES
                            (APPLICABLE TO EACH FUND)
                                                                A                         B
                                                              SHARES                    SHARES
----------------------------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
   (as a percentage of offering price)                                 4.0%              Zero
Maximum deferred sales charge
   (as a percentage of the lesser of original purchase
   price or redemption proceeds)                                       Zero             3.0%(1)

ANNUAL FUND OPERATING EXPENSES(4)
      (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                              TAX-FREE INCOME FUND
                                A             B
                             Shares         Shares
                          ----------------------------

Investment Advisory Fees(2)
Rule 12b-1 Fees (after fee waivers)(3)
Other Expenses (after fee waivers and reimbursements)
Total Operating Expenses(4)

                                                           COLORADO TAX-FREE FUND          MINNESOTA TAX-FREE FUND
                                                              A               B               A               B
                                                           Shares          Shares          Shares          Shares
                                                         ----------------------------    ----------------------------

Investment Advisory Fees (2) Rule 12b-1 Fees (after fee waivers)(3) Other Expenses (after fee waivers and reimbursements) Total Operating Expenses(4)


(1) The maximum 3.0% deferred sales charge on B Shares of a Fund applies to redemptions during the first year after purchase; the charge declines to 2.0% for redemptions during the second and third years, 1.0% for redemptions during the fourth year, and zero the following year.

(2) Absent waivers, Investment Advisory Fees would be 0.50% for each Fund.

(3) Absent waivers, Rule 12b-1 Fees would be 1.00% for B Shares of each Fund.

(4) Absent expense reimbursements and fee waivers, the expenses of A Shares of Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund would be: Other Expenses, 0.48%, 0.54% and 0.58%, respectively;
         and Total Operating Expenses, 0.98%, 1.04% and 1.08%, respectively. Absent expense reimbursements and fee waivers, the expenses of B Shares of Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund would be: Other Expenses, 0.54%, 0.54% and 0.58%, respectively;
         and Total Operating Expenses, 2.04%, 2.04% and 2.08%, respectively. Expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.



E X A M P L E
The following Hypothetical Expense Example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return, reinvestment of all dividends and distributions, the deduction of the maximum initial sales charge for A Shares, the deduction of the deferred sales charge for B Shares applicable to a redemption at the end of the period and the conversion of B Shares to A Shares at the end of six years. The example should not be considered a representation of past or future expenses or return. Actual expenses and return may be greater or less than indicated

HYPOTHETICAL EXPENSE EXAMPLE

                                                 1 Year           3 Years          5 Years          10 Years
                                            ----------------- ---------------- ----------------- ----------------
TAX-FREE INCOME FUND
  A Shares
  B Shares
    Assuming  redemption  at the end of the
    period
    Assuming no redemption
COLORADO TAX-FREE FUND
  A Shares
  B Shares
    Assuming  redemption  at the end of the
    period
    Assuming no redemption
MINNESOTA TAX-FREE FUND
  A Shares
  B Shares
    Assuming  redemption  at the end of the
    period
    Assuming no redemption


2.       FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the shorter of 10 years or the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _____________, independent auditors, whose report, along with each Fund's financial statements, are included in the Annual Report for the Funds, which is available upon request. Other independent auditors audited information for prior periods.

3.       GLOSSARY

Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The Board  of  Trustees of Norwest Advantage
                                    Funds

Municipal                           Security A debt  obligation  issued by or on
                                    behalf  of  the   states,   territories   or
                                    possessions  of  the  United   States,   the
                                    District of Columbia and their subdivisions,
                                    authorities,      instrumentalities      and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

Non-Investment                      Grade  Neither  rated  in one  of  the  four
                                    highest long-term rating categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

Related Issuers Issuers of Municipal Securities that economic, business or political developments affect in similar ways.

SEC                                 Securities and Exchange Commission





4.       INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. These risks are discussed below in Risk Considerations.

Each of the Funds will invest at least 80% of its total assets in securities with interest exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its assets in instruments with taxable interest income or instruments that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalents pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.


TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to produce current income exempt from federal income taxes.

INVESTMENT POLICIES. The Fund invests primarily in a portfolio of investment grade Municipal Securities. The Fund normally invests substantially all its assets in Municipal Securities. As a fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities with interest exempt from the federal AMT.

The average dollar-weighted maturity of the Fund's assets normally will be between ten and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. As the Fund's objective is to provide high current income, the Fund invests in Municipal Securities with an emphasis on interest income rather than stability of the Fund's net asset value.

Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in Related Issuers. The Fund invests substantially all its asset in Municipal Securities rated within the top four grades by an NRSRO at the time of purchase or which are unrated and determined to by the Adviser to be of comparable quality. These securities are generally considered to be investment grade.

RISKS:
 Geographic concentration risk
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the AMT) consistent with the preservation of capital. Shares of the Fund are offered only to residents of Colorado.

INVESTMENT POLICIES. The Fund normally invests substantially all its assets in investment grade Municipal Securities issued by (i) the state of Colorado and its political subdivisions, authorities, instrumentalities, public corporations and special districts and (ii) territories and possessions of the United States, such as Puerto Rico ("Colorado Municipal Securities"). As a fundamental policy, the Fund will invest at least 80% of its total assets in securities with interest exempt from both federal and Colorado state income taxes (including the AMT). The Fund may concentrate its investments in a comparatively small number of issuers.

The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado municipal bond market and fixed income markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

The average portfolio maturity is currently expected to be greater than ten years, but may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. The Fund invests in Municipal Securities with an emphasis on income rather than maintaining stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

The Fund invests substantially all its assets in Municipal Securities that are rated within the top four grades by an NRSRO at the time of purchase or that are unrated and determined by the Adviser to be of comparable quality. These securities are generally considered investment grade.

The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any one issuer except the U.S. Government.

RISKS:
 Credit risk                                          Leverage risk
 Diversification risk                                 Market risk
 Geographic concentration risk                        Prepayment risk
 Interest rate risk

MINNESOTA TAX-FREE FUND


INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. Shares of the Fund are offered only to residents of Minnesota.

INVESTMENT POLICIES. The Fund normally invests substantially all its assets in investment grade municipal securities issued by (i) the state of Minnesota and its political subdivisions, duly constituted authorities and corporations and
(ii) territories and possessions of the United States, such as Puerto Rico ("Minnesota Municipal Securities"). As a fundamental policy, except during periods when the Fund assumes a temporary defensive position, the Fund will invest at least 80% of its total assets in securities with interest exempt from both federal and Minnesota state income taxes (including the AMT). The Fund may concentrate its investments in a comparatively small number of issuers.

The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota municipal bond market and fixed income markets generally, the maturity of the obligation, the rating of the issue and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity, but the average dollar-weighted maturity is currently expected to be greater than ten years. Average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. The Fund invests in Municipal Securities with an emphasis on income rather than stability of the Fund's net asset value.

The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any one issuer except the U.S. Government.

Normally, the Fund invests at least 75% of its assets in Municipal Securities rated in the four highest rating categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 25% of its total assets in Non-Investment Grade Municipal Securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

RISKS:
 Credit risk                                          Leverage risk
 Diversification risk                                 Market risk
 Geographic concentration risk                        Prepayment risk
 Interest rate risk



5.       RISK CONSIDERATIONS

The principal risks of the Funds are described below. Each Fund's exposure to these risks depends upon its specific investment profile. The risks which apply to each Fund are listed in the Fund's description above in Investment Objectives and Policies.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Non-Investment Grade securities are especially susceptible to this risk.

DIVERSIFICATION RISK. The risk that investments in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in any one issuer.

GEOGRAPHIC CONCENTRATION RISK. The risk that if a Fund concentrates its investments in a single state, country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that state, country or region than would be a more geographically diverse securities portfolio.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK. The risk that some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

PREPAYMENT RISK. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

6.       COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Board without shareholder approval.

UNRATED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash equivalents. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. When a Fund assumes a temporary defensive position, it is likely that its shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.

PORTFOLIO TRANSACTIONS

From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

YEAR 2000

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Funds' manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


7.  MANAGEMENT OF THE FUNDS

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund. In this capacity, Norwest makes investment decisions for and administers the Funds' investment programs.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing a Fund follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund.

TAX-FREE INCOME FUND

PORTFOLIO MANAGER: William T. Jackson, CFA (19__), Vice President of Norwest since 1993, was previously a Senior Vice President and Institutional Sales Manager at Norwest Investment Services (1992-93), a Vice President and Municipal Bond Trading Manager (1991-92); and a Vice President and Municipal Bond Trader with Kemper Securities, Inc. (1984-91).
ADVISORY FEE:  0.50% annually of the Fund's average daily net assets.

COLORADO TAX-FREE FUND

PORTFOLIO MANAGER: William T. Jackson, CFA (19__) is described above under Tax-Free Income Fund.
ADVISORY FEE: 0.50% annually of the Fund's first $300 million of average daily net assets; 0.46% annually of the next $400 million of average daily net assets; and 0.42% annually of the remaining average daily net assets.

MINNESOTA TAX-FREE FUND

PORTFOLIO MANAGER: Patricia D. Hovanetz, CFA (1991), a Director-Tax-Exempt Fixed Income, has been associated with Norwest or Norwest Bank for more than 25 years in various capacities related to municipal bond investments. Ms. Hovanetz has been a municipal bond fund portfolio manager since 1988.
ADVISORY FEE: 0.50% annually of the Fund's first $300 million of average daily net assets; and 0.46% annually of the next $400 million of average daily net assets; and 0.42% annually of the remaining average daily net assets.

6.       CHOOSING A SHARE CLASS

Sales charges and fees vary considerably between a Fund's A Shares and B Shares. After a set number of years, B Shares, which have higher fees, convert to A Shares, which have lower fees. Consider the differences in the classes' fee structures carefully before choosing which class to purchase. In particular, consider how long you intend to invest in the Fund and whether during that period the accumulated fees and applicable CDSCs on B Shares would be less than the initial sales charge on A Shares. Also, consider whether you might qualify for a reduced sales charge on A Shares and whether any difference in total expenses between classes would be offset by A Shares' higher yield. The SAI has more information about ways to qualify for reduced sales charges and how reduced sales charge alternatives operate.

A SHARES

The Funds offer A Shares at their next-determined net asset value plus the following initial sales charge (no sales charge applies to reinvestments of dividends or distributions):

                                                                  SALES CHARGE
                                                              AS A PERCENTAGE OF*
AMOUNT OF PURCHASE                                  OFFERING PRICE+      NET AMOUNT INVESTED
Less than $50,000...........................             4.00%                  4.17%
$50,000 to $99,999..........................             3.50%                  3.63%
$100,000 to $249,000........................             3.00%                  3.09%
$250,000 to $499,999........................             2.50%                  2.56%
$500,000 to $999,000........................             2.00%                  2.04%
over $1,000,000.............................              None                   None
*Rounded to the nearest one-hundredth percent
+The amount of the initial sales charge is
included in the offering price


If you redeem A Shares purchased with a reduced sales charge, the Funds may impose a charge on the redemption depending on how long you have held the shares.

B SHARES

The Funds offers B Shares at their net asset value per share. The Funds' B Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.


CONTINGENT DEFERRED SALES CHARGE. If you redeem B Shares within four years of purchase, there will be a CDSC on the redemption in the amount indicated below. The amount of the CDSC will vary depending on the number of years between the payment for the purchase of the shares and their redemption. You will pay the CDSC on the lesser of the cost of the B Shares redeemed and their net asset value upon redemption. The Funds do not impose a CDSC on B Shares purchased through reinvestments of dividends and distributions.


                                                            CHARGE FOR EACH FUND

YEAR SINCE PURCHASE
First................................................                3.0%
Second...............................................                2.0%
Third................................................                2.0%
Fourth...............................................                1.0%
Fifth................................................                None
Sixth................................................                None

The Funds will redeem shares in the manner that results in the imposition of the lowest CDSC. The Funds will automatically redeem shares first from any A Shares of the Fund, second from B Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from B Shares of the Fund held for more than four years, and fourth from the longest outstanding B Shares of the Fund held for less than four years.

CONVERSION FEATURE. B Shares will automatically convert to A Shares six years from the end of the calendar month in which the Fund accepted your purchase. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Funds will consider B Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any B Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, B Shares might continue to pay their distribution fee indefinitely.

6.       HOW TO BUY AND SHARES

You may purchase Fund shares on "Fund Business Days" at their net asset value next determined after acceptance of an order plus, in the case of A Shares, any applicable sales charge. Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

The Funds require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your shares will become eligible to receive dividends the Fund Business Day after a purchase order is accepted.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

PURCHASING SHARES DIRECTLY

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           [Name of Fund]
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Funds' distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE. You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131
                           Re: [Name of Fund][Class of Shares]
                           Account No.:
                           Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You may make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem a Fund shares as of the next determination of the Fund's net asset value following acceptance by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require) subject to, in the case of B Shares, a CDSC imposed on most redemptions made within four years of purchase. Redeemed shares are not entitled to receive dividends after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution providing the guarantee must be acceptable to the transfer agent.
Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signature guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are wired on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange A Shares and B Shares for A Shares and B Shares, respectively, of the Funds and of other funds of Norwest Advantage Funds that offer those classes of shares. You may also exchange A Shares and B Shares for some classes of certain money market funds of Norwest Advantage Funds. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the Funds and for prospectuses of those funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees (other than CDSCs) charged by, and the limitations (including minimum investment restrictions) of, the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange.
The Funds may amend or terminate exchange procedures on 60 days' notice.

SALES CHARGES. Some exchanges of A Shares may require a sales charge in addition to the sales charge you paid to purchase the shares. If you exchange into a fund that imposes an initial sales charge greater than the sales charge you paid, you must pay the difference between the sales charge of the fund you are exchanging into and your Fund. For example, if you paid a 2% initial sales charge on a purchase of shares and then exchanged those shares for shares of another fund with a 3% initial sales charge, you would pay an additional 1% sales charge on the exchange. The Funds deems A Shares acquired through the reinvestment of dividends or distributions to have been acquired with a sales charge equal to the maximum sales charge of the fund.

You may exchange B Shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the B Shares you originally purchased. B Shares acquired through an exchange will also convert to A Shares when the B Shares originally purchased would convert to A Shares.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

9.       DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared daily and paid monthly. Each Fund's net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
     Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All dividends and distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

TAX-EXEMPT DISTRIBUTIONS

Generally, you will not be subject to federal income tax on dividends paid by a Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"). If you use, or are related to someone who uses, facilities financed by private activity securities held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. In addition, exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes. If you borrow money to purchase or carry the Funds' shares, the interest on your debt generally is not deductible for federal income tax purposes.

TAX-FREE INCOME FUND. The federal income tax exemption on dividends of Municipal Securities interest does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in a Fund that may differ from the federal income tax consequences described above.

COLORADO TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Colorado personal income tax. Dividends and distributions made by the Fund to Colorado individuals, trusts, estates and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt interest dividends paid by the Fund will be subject to Colorado income tax.

MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest dividends paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest dividends paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest dividends paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest dividends paid by the Fund which are attributable to interest received by the Fund on certain private activity securities issued after August 7, 1986, even though those dividends are exempt from the regular Minnesota personal income tax.

10.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value at 4:00 p.m. on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value securities at fair value as determined by or pursuant to procedures adopted by the Board.

INVESTING IN FUNDS

The Funds currently invest directly in portfolio securities. Each Fund, however, may in the future invest in one or more other funds as opposed to investing directly in portfolio securities.

BROKER-DEALER REALLOWANCES

The Funds' distributor may pay a "broker-dealer's" reallowance to certain financial intermediaries purchasing shares as principal or agent. Normally, the distributor will reallow the amounts indicated below, although it may at times reallow the entire sales charge. The distributor also may make additional payments to certain intermediaries out of its own resources of up to 0.75% of the net asset value of Fund shares purchased. Norwest Advantage Funds may change the amount of the reallowance.

In addition, at its own expense, the distributor may provide compensation, including financial assistance, to financial intermediaries in connection with their conferences, employee sales or training programs, public seminars, advertising campaigns or other special events. The distributor may, for example, compensate the intermediaries with travel arrangements and lodging, tickets for entertainment events and merchandise. The distributor may make this compensation available only to intermediaries that have sold or are expected to sell significant amounts of Fund shares or who charge an asset based fee, whether or not they have a fiduciary relationship with their clients.


AMOUNT OF PURCHASE                          BROKER-DEALERS' REALLOWANCE AS A
                                              PERCENTAGE OF OFFERING PRICE
Less than $50,000...........................             3.50%
$50,000 to $99,999..........................             3.00%
$100,000 to $249,000........................             2.50%
$250,000 to $499,999........................             2.25%
$500,000 to $999,000........................             1.75%
$1,000,000 to $2,499,999....................             0.75%
$2,500,000 to $4,999,999....................             0.50%
Over $5,000,000.............................             0.25%



NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Funds' statement of additional information, or "SAI," contains detailed information about the Funds, such as their investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800-XXX-XXXX or 1-207-879-0001.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

(C)  Norwest Advantage Funds
MFBPB002 10/97

#19683   V1

                             NORWEST ADVANTAGE FUNDS





                                 October 1, 1998




                              CASH INVESTMENT FUND



                                   READY CASH
                                 INVESTMENT FUND



                              U.S. GOVERNMENT FUND



                               TREASURY PLUS FUND


                                  TREASURY FUND


                                    MUNICIPAL
                                MONEY MARKET FUND




















AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                Table of Contents

 1    OVERVIEW.......................................................
      Expense Information.............................................
 2    FINANCIAL HIGHLIGHTS...........................................
      Glossary .......................................................
 3    INVESTMENT OBJECTIVES AND POLICIES.............................
      Cash Investment Fund and Ready Cash Investment Fund.............
      U.S. Government Fund............................................
      Treasury Plus Fund .............................................
      Treasury Fund...................................................
      Municipal Money Market Fund.....................................
 4    RISK CONSIDERATIONS.............................................
 5    Management.....................................................
      Investment Advisory Services....................................
 6    PURCHASES AND SALES OF SHARES..................................
      General Purchase Information....................................
      General Redemption Information..................................
      Exchanges.......................................................
 7    DIVIDENDS AND TAX MATTERS......................................
      Dividends.......................................................
      Tax Matters.....................................................
 8    OTHER INFORMATION..............................................
      Determination of Net Asset Value................................
      Core and Gateway Structure......................................

1.       OVERVIEW

The following is a summary of information about the Funds. Before investing, you should consider the discussion under Investment Objectives and Policies and Risk Considerations.

WHO SHOULD INVEST

No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

THE FUNDS AT A GLANCE

The Funds generally seek high current income consistent with the preservation of capital and the maintenance of liquidity.

FUND                                              PRIMARY INVESTMENTS
----                                              -------------------
CASH INVESTMENT FUND AND                          High-quality money market instruments of U.S. and foreign
READY CASH INVESTMENT FUND                        issuers.

U.S. GOVERNMENT FUND                              Securities issued or guaranteed by the U.S. Government,
                                                  its agencies and its instrumentalities.

TREASURY PLUS FUND                                Securities issued or guaranteed by the U.S. Treasury and
                                                  repurchase agreements on those obligations.

TREASURY FUND                                     Securities issued or guaranteed by the U.S. Treasury.

MUNICIPAL MONEY MARKET FUND                       Tax-exempt municipal securities.


CLASSES OF SHARES

This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

* All of the Funds, except Ready Cash Investment Fund, offer Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in one or more other funds identified in this prospectus as Core Portfolios. Except when necessary to describe a Fund's investment in a Core Portfolio, this prospectus discusses a Fund's investments in a Core Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser of the Funds and Core Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. This prospectus generally refers to Norwest as the Adviser.

PURCHASE AND REDEMPTION OF SHARES

You may purchase or redeem the Funds' shares without sales or other charges.

* Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

* Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

DIVIDENDS

Dividends of net investment income are paid monthly.

RISK FACTORS

All investments in the Funds are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's ability to achieve that objective, the investments the Fund makes and prevailing economic conditions over the period of your investment.

If you invest in a Fund, the income you receive will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Some of the Funds reduce credit risk by investing primarily or exclusively in U.S. Government securities. The Funds also have the risk that they may not be able to maintain a stable net asset value of $1.00 per share.

Each Fund has the risk that its Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.

EXPENSE INFORMATION
The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in a Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses or Rule 12b-1 fees.

    Annual Fund Operating Expenses(1)(5)
    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                             The Fund          The Core Portfolio(1)
                                                             --------          ---------------------
                                                        INVESTMENT ADVISORY     OTHER     INVESTMENT       OTHER          TOTAL
                                                              FEES(3)          EXPENSES  ADVISORY FEES    EXPENSES      OPERATING
                                                              ----             --------  -------------    --------       EXPENSES
                                                                                                                         --------
FUNDS
Cash Investment Fund                                           N/A            0.22%           0.22%         0.04%         0.48%(4)
Ready Cash Investment Fund
     (Investor Shares)                                         N/A            0.41%           0.34%         0.07%         0.82%(4)
U.S. Government Fund                                         0.14%            0.36%             N/A           N/A            0.50%
Treasury Plus Fund(2)                                        0.20%            0.30%             N/A           N/A            0.50%
Treasury Fund                                                0.16%            0.30%             N/A           N/A            0.46%
Municipal Money Market Fund
     Institutional Shares                                    0.34%            0.11%             N/A           N/A            0.45%
     Investor Shares                                         0.34%            0.31%             N/A           N/A            0.65%


(1) Cash Investment Fund and Ready Cash Investment Fund bear their pro rata share of the expenses of the Core Portfolios in which they invest.

(2) The expenses, and any waivers and reimbursements, for Treasury Plus Fund are estimated.

(3) Absent waivers, Investment Advisory Fees for Municipal Money Market Fund's Investor Shares and Institutional Shares would be 0.34%. Absent waivers, Investment Advisory Fees - Core Portfolio for Cash Investment Fund would be 0.24%.

(4) Norwest and the Funds' manager have agreed to waive their fees in order to maintain Cash Investment Fund's total operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Funds' Board of Trustees. Norwest and the Funds' manager have agreed to waive their respective fees or reimburse expenses in order to maintain Ready Cash Investment Fund's total operating expenses at or below 0.82%. Any proposed reduction of those waivers or reimbursements would require Board review.

(5) Absent expense reimbursements and fee waivers, the expenses of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Municipal Money Market Fund's Investor Shares and Institutional Shares would be: Other Expenses, [____%],[____%], [____%], [____%], [____%], [____%] and [____%],
         respectively; Core Portfolio - Other Expenses, [____%], [____%], [____%], [____%], [____%], [____%] and [____%], respectively; and Total
         Operating  Expenses,   [____%],  [____%],  [____%],  [____%],  [____%],
         [____%] and [____%], respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE
The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

                          Hypothetical Expense Example
                                    1 YEAR            3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
    Cash Investment Fund
 ...................................................................................................................
    Ready Cash Investment Fund
 ...................................................................................................................
      Investor Shares
    U.S. Government Fund
    Treasury Plus Fund
    Treasury Fund
 ...................................................................................................................
    Municipal Money Market Fund
      Investor Shares
      Institutional Shares
 ...................................................................................................................


2.       FINANCIAL HIGHLIGHTS


    The financial highlights table is intended to help you understand each Fund's financial performance for the shorter of 10 years or the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _______________, independent auditors, whose reports, along with each Fund's financial statements, are included in the Annual Report for the Funds, which is available upon request. Other independent auditors audited information for prior periods.

3.       GLOSSARY

Term                                Definition
----                                ----------

AMT                                 Alternative minimum tax.

Board                               The Board  of  Trustees of Norwest Advantage
                                    Funds

Municipal                           Security A debt  obligation  issued by or on
                                    behalf  of  the   states,   territories   or
                                    possessions  of  the  United   States,   the
                                    District of Columbia and their subdivisions,
                                    authorities,      instrumentalities      and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

SEC                                 Securities and Exchange Commission

STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities program.

U.S. Government Security            An  obligation  issued or  guaranteed  as to
                                    principal   and    interest   by  the   U.S.
                                    Government,    its     agencies     or   its
                                    instrumentalities, including a U.S. Treasury
                                    Security.

U.S. Treasury Security              An obligation issued or  guaranteed  by  the
                                    U.S. Treasury.




4.       INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. These risks are discussed below in Risk Considerations.

The Funds' investments are made under the requirements of a SEC rule governing the investments that money market funds may make. Each Fund invests only in high-quality, short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable or floating rates of interest.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, will invest at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND AND READY CASH INVESTMENT FUND

INVESTMENT OBJECTIVES. The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         CASH INVESTMENT FUND invests equally in two Core Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO, it is further limited in the type and amount of securities it may purchase.

         READY CASH INVESTMENT FUND invests its assets only in Prime Money Market Portfolio. Ready Cash Investment Fund seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO.

INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities and corporate debt securities.

The Funds may invest in debt obligations of financial institutions. These include U.S. dollar-denominated negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

RISKS:
 Credit risk                                 Interest rate risk
 Foreign risk


U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities, including STRIPS. Under normal circumstances, the Fund will invest at least 65% of its total assets in U.S. Government Securities. The Fund may also invest in repurchase agreements collateralized by U.S. Government Securities.

RISKS:
 Credit risk                                          Interest rate risk


TREASURY PLUS FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. Under normal circumstances, the Fund intends to invest at least 80% of its assets in U.S. Treasury Securities, including STRIPS, and in repurchase agreements collateralized by U.S. Treasury Securities. The Fund may also invest in U.S. Government Securities, including those that are zero-coupon securities, and in repurchase agreements collateralized by U.S. Government Securities.

RISKS:

 Credit risk                                          Interest rate risk


TREASURY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including STRIPS.

RISKS:

 Credit risk                                          Interest rate risk

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund normally will invest at least 80% of its net assets in federally tax-exempt instruments whose income may be subject to the federal AMT.

INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes and leases that may have fixed, variable or floating rates of interest and may be zero-coupon securities. The Fund may invest up to 20% of its assets in securities with interest income that may be subject to federal income taxation.

The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in one state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.

RISKS:
 Credit risk                                          Interest rate risk
 Geographic concentration risk

5.       RISK CONSIDERATIONS

The principal risks of the Funds are described below. Each Fund's exposure to these risks depends upon its specific investment profile. The risks which apply to each Fund are listed in the Fund's description above in Investment Objectives and Policies.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets.

GEOGRAPHIC CONCENTRATION RISK. The risk that if a Fund concentrates its investments in a single state, country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that state, country or region than would be a more geographically diverse securities portfolio.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity.

6.       COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Board without shareholder approval.

UNRATED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

YEAR 2000

The Funds could be adversely affected if the computer systems used by the Adviser and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Funds' manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

5.       MANAGEMENT

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Core Portfolio. In this capacity, Norwest makes investment decisions for and administers the Funds' and Core Portfolios' investment programs.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Funds' investments. The year a portfolio manager began managing a Fund or Core Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest by the Fund or any Core Portfolios in which the Fund invests.

How investment advisory fees are paid depends on whether or not a Fund invests in Core Portfolios.

* If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

 * If a Fund invests in a Core Portfolio or Core Portfolios, Norwest receives an investment advisory fee from the Core Portfolio or Core Portfolios.

CASH INVESTMENT FUND
CORE PORTFOLIO: PRIME MONEY MARKET PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert G. Leuty (1998). Mr. Sylvester has been associated with Norwest and
Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. He has over 20 years' experience in managing securities portfolios. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998. Prior to 1992 he was an In-Charge Accountant with Price Waterhouse.
ADVISORY FEE: 0.40% annually of the Core Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.


CORE PORTFOLIO: MONEY MARKET PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998) are described above under Prime Money Market Portfolio.
ADVISORY FEE: 0.20% annually of the Core Portfolio's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily net assets; and 0.12% of the remaining average daily net assets.


READY CASH INVESTMENT FUND


CORE PORTFOLIO: PRIME MONEY MARKET PORTFOLIO
INVESTMENT ADVISOR: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.40% annually of the Core Portfolio's first $300 million of average daily net assets; 0.36% annually of the next $400 million of average daily net assets; and 0.32% annually of the remaining average daily net assets.

TREASURY PLUS FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (1998), Laurie R. White (1998) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: 0.20% annually of the Fund's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily assets; and 0.12% annually of the remaining average daily net assets.


U. S. GOVERNMENT FUND
TREASURY FUND


INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: for each Fund: 0.20% annually of the Fund's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily assets; and 0.12% annually of the remaining average daily net assets.


MUNICIPAL MONEY MARKET FUND


INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER:  David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's first $500 million of average daily net assets; 0.325% annually of the next $500 million of average daily net assets; and 0.30% annually of the remaining average daily net assets.


DORMANT INVESTMENT ADVISORY ARRANGEMENTS


Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in one or more Core Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Core Portfolios. If a Fund redeems assets from a Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.


          6.      PURCHASES AND SALES OF SHARES

You may purchase or sell (redeem) shares at a price equal to their net asset value next determined after acceptance of an order, or receipt of a redemption request, on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

          GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. Investor Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments. Your shares will become eligible to receive dividends on the day that an order is accepted.

The Funds reserve the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

Your order to purchase shares will not be accepted or invested by a Fund until the Fund receives immediately available funds. Norwest Advantage Funds may accept purchase and redemption orders for the Funds only until the times indicated below. (Times indicated are Eastern Time.)

   Fund
   ----                                     Order Must Be             Payment
                                             Received By              Must Be
                                             -----------             Received By
                                                                     -----------
   Cash Investment Fund                        3:00 p.m.               4:00 p.m.
   Ready Cash Investment Fund                  3:00 p.m.               4:00 p.m.
   U.S. Government Fund                        3:00 p.m.               4:00 p.m.
   Treasury Plus Fund                          5:00 p.m.               5:00 p.m.
   Treasury Fund                               1:00 p.m.               4:00 p.m.
   Municipal Money Market Fund                12:00 p.m.               4:00 p.m.

The Funds may advance the time by which purchase or redemption orders and payments are received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early; the Public Securities Association recommends that the government securities markets close early; or other circumstances affect a Fund's trading hours.

PURCHASING SHARES DIRECTLY

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     Norwest Advantage Funds
                                     [Name of Fund]
                                     Norwest Bank Minnesota, N.A.
                                     Transfer Agent
                                     733 Marquette Avenue
                                     Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Funds' distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE. You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your oney immediately to:

                                 Norwest Bank Minnesota, N.A.
                                 A091 000 019
                                 For Credit to: Norwest Advantage Funds 0844-131
                                 Re: [Name of Fund][Class of Shares]

                                 Account No.:
                                 Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive dividends on the day on which the redemption is effective.

Redemption orders for shares are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Funds may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement.

Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.


REDEMPTION PROCEDURES

If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

If you hold Institutional Shares, you may exchange those shares for Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares. You may also exchange your shares for shares of other funds of Norwest Advantage Funds not offered by this prospectus. Call or write the transfer agent for both a list of funds that offer shares exchangeable with those of the FUnds and prospectuses of those Funds.

The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          7.      DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.


* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
     Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All dividends and distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the dividend or distribution.

TAX MATTERS

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable. If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes.

TAX-EXEMPT DISTRIBUTIONS

Generally, you will not be subject to federal income tax on dividends paid by Municipal Money Market Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"). If you use, or are related to someone who uses, facilities financed by private activity securities held by the Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. In addition, exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes. If you borrow money to purchase or carry the Fund's shares, the interest on your debt generally is not deductible for federal income tax purposes.

The federal income tax exemption on dividends of Municipal Securities interest does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in the Fund that may differ from the federal income tax consequences described above.

8.       OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determine their net asset values at the following times:

   ---------------------------------------------------------- ------------------------------------------------------
   Treasury  Fund  and   Municipal   Money                    12:00 p.m., Eastern Time
   Market Fund
   ---------------------------------------------------------- ------------------------------------------------------
   ---------------------------------------------------------- ------------------------------------------------------
   Cash   Investment   Fund,   Ready  Cash                    3:00 p.m., Eastern Time
   Investment  Fund  and  U.S.  Government
   Fund
   ---------------------------------------------------------- ------------------------------------------------------


                                       14



   ---------------------------------------------------------- ------------------------------------------------------
   Treasury Plus Fund                                         5:00 p.m., Eastern Time
   ---------------------------------------------------------- ------------------------------------------------------

In order to maintain net asset values per share at $1.00, the Funds value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

The Core Portfolios follow similar procedures in determining their net asset values.


CORE PORTFOLIOS

Each Fund reserves the right to invest in one or more Core Portfolios. Each Fund bears its pro rata portion of the expenses of any Core Portfolio in which it invests. The Board may redeem a Fund's investment in a Core Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Funds' statement of additional information, or "SAI," contains detailed information about the Funds, such as their investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800- XXX-XXXX or 1-207-879-0001.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.



                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                 Permit No. 3489
                                 Minneapolis, MN



733 Marquette Avenue
Minneapolis, MN 55479-0040

       Bank Minnesota, N.A.
      733 Marquette Avenue
      Minneapolis, Minnesota 55479-0040
      612-667-8833 (Minneapolis/St. Paul)
      800-338-1348 (Elsewhere)

(C)1997 Norwest Advantage Funds
MFBPM001 10/97

PROSPECTUS

OCTOBER 1, 1998

         This Prospectus offers shares in a broad spectrum of mutual funds offered by Norwest Advantage Funds:

* Six MONEY MARKET FUNDS - Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Municipal Money Market Fund

* Six FIXED INCOME FUNDS - Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund

* Five TAX-FREE FIXED INCOME FUNDS - Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund

* Four BALANCED FUNDS - Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund

* Eleven EQUITY FUNDS - Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth
     Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund



     AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     INVESTING IN ANY MUTUAL FUND HAS RISK, AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN ANY OF THE FUNDS.

     ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          TABLE OF CONTENTS

                                                                            PAGE
   1.   OVERVIEW: THE NORWEST ADVANTAGE FUNDS...................................

   2.   FINANCIAL HIGHLIGHTS.......... .........................................

   3.   GLOSSARY ...............................................................

   4.   INVESTMENT OBJECTIVES AND POLICIES .....................................

        Money Market Funds .....................................................
        Fixed Income Funds .....................................................
        Tax-Free Fixed Income Funds ............................................
        Balanced Funds .........................................................
        Equity Funds ...........................................................
        Core Portfolio Descriptions ............................................
   5.   RISK CONSIDERATIONS ....................................................

   6.   COMMON POLICIES ........................................................

   7.   MANAGEMENT OF THE FUNDS ................................................

        Investment Advisory Services ...........................................
   8.   PURCHASES AND REDEMPTIONS OF SHARES ....................................

        General Purchase Information ...........................................
        Purchase Procedures ....................................................
        General Redemption Information .........................................
        Redemption Procedures ..................................................
        Exchanges ..............................................................
   9.   DIVIDENDS AND TAX MATTERS ..............................................

        Dividends ..............................................................
        Tax Matters ............................................................
   10.  OTHER INFORMATION ......................................................

        Determination of Net Asset Value .......................................
        Core and Gateway Structure .............................................

          1.      OVERVIEW: THE NORWEST ADVANTAGE FUNDS

     The following is a summary of information about the Funds. Before investing, you should consider the discussion under Investment Objectives and Policies and Risk Considerations.

     WHO SHOULD INVEST

     No single Fund is a complete or balanced investment program, but each can serve as a part of your overall investment program.

     THE FUNDS AT A GLANCE

     MONEY MARKET FUNDS generally seek high current income consistent with the preservation of capital and the maintenance of liquidity.


          FUND                                               PRIMARY INVESTMENTS
          ----                                               -------------------
          CASH INVESTMENT FUND and                           High-quality money market instruments of U.S.
          READY CASH INVESTMENT Fund                         and foreign issuers.

          U.S. GOVERNMENT FUND                               Securities issued or guaranteed by the U.S.
                                                             Government, its agencies and its instrumentalities.

          TREASURY PLUS FUND                                 Securities issued or guaranteed by the U.S.Treasury
                                                             and repurchase agreements on those obligations.

          Treasury Fund                                      Securities issued or guaranteed by the U.S.Treasury.

          Municipal Money Market Fund                        Tax-exempt municipal securities.


               FIXED INCOME FUNDS generally seek to preserve capital and provide income.

          FUND                                               PRIMARY INVESTMENTS
          ----                                               -------------------
          STABLE INCOME FUND                                 Investment grade short-term debt obligations.

          LIMITED TERM GOVERNMENT INCOME FUND                Securities issued or guaranteed  by the U.S.
                                                             Government, its agencies and its instrumentalities.

          INTERMEDIATE GOVERNMENT INCOME FUND                Securities issued or guaranteed by the U.S.
                                                             Government,its agencies and its instrumentalities
                                                             with maturities structured  to moderate fluctuations in
                                                             the price of the Fund's shares.

          DIVERSIFIED BOND FUND                              Diversified investments among different fixed income
                                                             investment styles.


          INCOME FUND                                        Fixed income securities issued by domestic and
                                                             foreign issuers.

          TOTAL RETURN BOND                                  Fund Strategically diversified portfolio of high-quality
                                                             fixed income investments.


          TAX-FREE FIXED INCOME FUNDS generally seek current income exempt from federal or state income taxes.


          FUND                                               PRIMARY INVESTMENTS
          ----                                               -------------------
          LIMITED TERM TAX-FREE FUND                         Investment grade fixed income securities with interest
                                                             exempt from federal income tax and an average dollar
                                                             weighted portfolio maturity  from 1 to 5 years.

          TAX-FREE INCOME FUND                               Investment grade fixed income securities with interest
                                                             exempt from federal income tax.

          COLORADO TAX-FREE FUND                             Investment grade municipal securities of Colorado
                                                             issuers with interest exempt from federal and
                                                             Colorado income tax.

          MINNESOTA INTERMEDIATE TAX-FREE FUND               Intermediate term investment grade municipal
                                                             securities  of Minnesota issuers with interest exempt
                                                             from federal and Minnesota income tax.

          MINNESOTA TAX-FREE  FUND                           Investment grade municipal securities of Minnesota
                                                             issuers with interest exempt from federal and
                                                             Minnesota income tax.


          BALANCED FUNDS generally seek a combination of current income and capital appreciation.



          FUND                                               PRIMARY INVESTMENTS
          ----                                               -------------------

          STRATEGIC INCOME FUND                              Stocks,  bonds and other fixed income investments in
                                                             several equity and fixed income investment styles
                                                             with an emphasis on safety of principal through
                                                             limited exposure to equity securities.

          MODERATE BALANCED FUND                             Stocks,  bonds and other fixed income investments in
                                                             several equity and fixed income investment styles.

          GROWTH BALANCED FUND                               Stocks and bonds in several equity and fixed income
                                                             investment styles.

          AGGRESSIVE BALANCED-EQUITY FUND                    Stocks and bonds in several equity and fixed income
                                                             investment styles and may include investments of
                                                             more than 75% in equity investment styles.

          EQUITY FUNDS generally seek capital growth or high capital return.


          FUND                                               PRIMARY INVESTMENTS
          ----                                               -------------------

          INDEX FUND                                         Companies in Standard & Poor's 500 Composite Stock
                                                             Price Index

          INCOME EQUITY FUND                                 Stocks with prospects of long-term capital
                                                             appreciation and above-average dividend income.

          VALUGROWTH STOCK FUND                              Stocks of medium and large capitalization companies
                                                             that appear undervalued and have potential for above-
                                                             average growth.

          DIVERSIFIED EQUITY FUND                            Diversified investments in five different equity
                                                             investment styles in order to moderate fluctuations in
                                                             the Fund's  annual returns.

          GROWTH EQUITY FUND                                 Diversified investments in three different equity
                                                             investment styles in order to emphasize capital
                                                             appreciation  and  moderate fluctuations in the Fund's
                                                             annual returns.

          LARGE COMPANY GROWTH FUND                          Large, high-quality domestic companies with
                                                             potential  for superior growth.

          DIVERSIFIED SMALL CAP FUND                         Diversified investments in different small
                                                             capitalization investment styles.

          SMALL COMPANY STOCK                                Fund Stocks of small and medium-size domestic companies
                                                             with a market capitalization below that of the average
                                                             company in Standard & Poor's 500 Composite Stock
                                                             Price Index.

          SMALL CAP OPPORTUNITIES FUND                       Stocks of smaller companies with potential for capital
                                                             appreciation.

          SMALL COMPANY GROWTH  FUND                         Stocks of small and medium-size domestic companies
                                                             growing rapidly or completing a period of significant
                                                             change.

          INTERNATIONAL FUND                                 Stocks of high-quality companies  based outside of the
                                                             United States.


CLASSES OF SHARES

          This Prospectus offers certain classes of shares of the Funds. Each class is designed for a different type of investor and may have different fees or investment minimums.

* All Funds, other than Money Market Funds, offer I Shares. I Shares are designed for certain clients of bank trust departments, trust companies and investment advisers.

*    All  Money  Market  Funds,   except  Ready  Cash  Investment  Fund,   offer
     Institutional Shares. Institutional Shares are designed for institutional investors.

* Ready Cash Investment Fund and Municipal Money Market Fund offer Investor Shares. Investor Shares are designed for retail investors.

FUND STRUCTURES

Some of the Funds invest directly in a portfolio of securities. Other Funds invest in one or more other funds identified in this prospectus as Core Portfolios. Except when necessary to describe a Fund's investment in a Core Portfolio, this prospectus discusses a Fund's investments in a Core Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUNDS

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for all of the Funds and all but three of the Core Portfolios. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. SCHRODER CAPITAL MANAGEMENT INC. or SCHRODER is the investment adviser for three Core Portfolios: Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. Schroder specializes in providing international investment advice. INVESTMENT SUBADVISERS make investment decisions for certain Funds and Core Portfolios under Norwest's general supervision. This prospectus generally refers to Norwest, Schroder or a subadviser as an Adviser.

PURCHASE AND REDEMPTION OF SHARES

Shares may be purchased or redeemed without sales or other charges.

* I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investment of $100.

* Institutional Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

         Currently, Total Return Bond Fund, Small Company Growth Fund and Small Cap Opportunities Fund are closed to new investors. Only residents of Colorado may purchase shares of Colorado Tax-Free Fund. Only residents of Minnesota may purchase shares of Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.

EXCHANGES

If you own shares of a Fund, you may exchange them for shares of certain other Funds. Your exchange rights will vary depending on the class of shares you own.

DIVIDENDS AND DISTRIBUTIONS

Each Fund's net capital gain, if any, is distributed to shareholders at least annually. Dividends of net investment income are paid as follows:

Monthly: Each Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund and each Tax-Free Fixed Income Fund.

Quarterly:                             Income Equity Fund, ValuGrowth Stock Fund
                                       and Small Company Stock Fund.

Annually:                              Each    Balanced    Fund,   Index   Fund,
                                       Diversified  Equity  Fund,  Growth Equity
                                       Fund,   Large    Company   Growth   Fund,
                                       Diversified   Small  Cap  Fund, Small Cap
                                       Opportunities Fund, Small Company  Growth
                                       Fund and International Fund.


RISK FACTORS

All investments in the Funds are subject to risk and may decline in value. The amount and types of risk vary from Fund to Fund depending on the Fund's investment objective, the Adviser's ability to achieve that objective, the markets in which the Fund invests, the investments the Fund makes and prevailing economic conditions over the period of your investment.

         Every Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in a Fund will also have risk if you do not plan to invest for long enough to permit the investment to recover from an adverse market movement.

Money Market Funds:
-------------------

         If you invest in a Money Market Fund, the income you receive from the Fund will vary with changes in interest rates. In addition, the Funds' investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Some of the Money Market Funds reduce credit risk by investing primarily or exclusively in U.S. Government securities. The Money Market Funds also have the risk that they may not be able to maintain a stable net asset value of $1.00 per share.

Fixed Income Funds and Tax-Free Fixed Income Funds:
---------------------------------------------------

         If you invest in a Fixed Income Fund or a Tax-Free Fixed Income Fund, the income you receive from the Fund will vary with changes in interest rates. In addition, the value of the Fund's investments generally will rise when interest rates fall and fall when interest rates rise. When interest rates fall, there is a risk that issuers will prepay fixed rate obligations, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

         These Funds are also subject to credit risk. Funds that invest primarily in obligations that are highly rated by a nationally recognized statistical rating organization, such as Standard & Poor's Corporation, have less credit risk. Funds that have substantial investments in securities that are not highly rated are subject to more credit risk.

         A Tax-Free Fixed Income Fund that invests primarily in the obligations of the government and municipalities of one state is more exposed to adverse economic developments and other risks affecting that state than Funds that invest in a number of different states. Also, these Funds are not required to spread their investments among as many different issuers as the other Funds. Investing in fewer issuers increases the potential adverse effects of a decline in the value of a Fund's investments in the obligations of any one issuer.

Balanced Funds:
---------------

         A Balanced Fund divides its investments between fixed income securities and equity securities in varying proportions, depending primarily on the Fund's investment objective. As a result, if you invest in a Balanced Fund, your investment will be subject both to the risks of fixed income securities and to the risks of equity securities. In addition, the Adviser may vary, within a fixed range, the allocations of the Fund's assets into each type of investment. There is a risk that the allocations selected by the Adviser will not achieve the Fund's objective as effectively as other possible allocations.

Equity Funds:
-------------

         The Equity Funds are subject to "market risk," which is the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that a Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

         Equity Funds that invest in smaller issuers or foreign issuers are riskier than other Equity Funds. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign currency exchange rates. Foreign investments are also subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

EXPENSES OF INVESTING IN THE FUNDS

The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in a Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. The Funds do not have distribution expenses or Rule 12b-1 fees.

Annual Fund Operating Expenses(1)(5)

(as a percentage of average daily net assets after applicable fee waivers and expense reimbursements)


                                                                      The Funds                      The Core Portfolio(s)(1)
                                                                      ---------                      ------------------------
                                                               INVESTMENT      OTHER           INVESTMENT      OTHER         TOTAL
                                                             ADVISORY FEES(2) EXPENSES          ADVISORY      EXPENSES     OPERATING
                                                                 FEES(S)                          FEES                      EXPENSES
MONEY MARKET FUNDS
Cash Investment Fund                                               N/A         0.22%             0.22%          0.04%       0.48%(4)
Ready Cash Investment Fund
     (Investor Shares)                                             N/A         0.41%             0.34%          0.07%       0.82%(4)
U.S. Government Fund                                             0.14%         0.36%               N/A            N/A          0.50%
Treasury Plus Fund(3)                                            0.20%         0.30%               N/A            N/A          0.50%
Treasury Fund                                                    0.16%         0.30%               N/A            N/A          0.46%
Municipal Money Market Fund
     Institutional Shares                                        0.34%         0.11%               N/A            N/A          0.45%
     Investor Shares                                             0.34%         0.31%               N/A            N/A          0.65%
FIXED INCOME FUNDS (I SHARES)
Stable Income Fund                                                 N/A         0.28%             0.30%          0.07%          0.65%
Limited Term Government Income Fund                              0.33%         0.35%               N/A            N/A          0.68%
Intermediate Government Income Fund                              0.33%         0.35%               N/A            N/A          0.68%
Diversified Bond Fund                                            0.00%         0.27%             0.38%          0.05%       0.70%(4)
Income Fund                                                      0.50%         0.25%               N/A            N/A          0.75%
Total Return Bond Fund                                             N/A         0.20%             0.50%          0.05%       0.75%(4)
TAX-FREE FIXED INCOME FUNDS (I SHARES)
Limited Term Tax-Free Fund                                       0.36%         0.29%               N/A            N/A          0.65%
Tax-Free Income Fund                                             0.44%         0.16%               N/A            N/A          0.60%
Colorado Tax-Free Fund                                           0.36%         0.24%               N/A            N/A          0.60%
Minnesota Intermediate Tax-Free Fund                             0.25%         0.35%               N/A            N/A          0.60%
Minnesota Tax-Free Fund                                          0.33%         0.27%               N/A            N/A          0.60%
BALANCED FUNDS (I SHARES)
Strategic Income Fund                                            0.10%         0.28%             0.36%          0.06%       0.80%(4)
Moderate Balanced Fund                                           0.14%         0.27%             0.41%          0.06%       0.88%(4)
Growth Balanced Fund                                             0.14%         0.27%             0.46%          0.06%       0.93%(4)
Aggressive Balanced-Equity Fund                                  0.18%         0.28%             0.48%          0.06%          1.00%
EQUITY FUNDS (I SHARES)
Index Fund                                                         N/A          0.07%           0.15%           0.03%          0.25%
Income Equity Fund                                                 N/A          0.31%            0.50%          0.04%          0.85%
ValuGrowth Stock Fund                                            0.80%          0.20%              N/A            N/A          1.00%
Diversified Equity Fund                                          0.17%          0.27%            0.50%          0.06%       1.00%(4)
Growth Equity Fund                                               0.22%          0.24%            0.69%          0.10%       1.25%(4)
Large Company Growth Fund                                          N/A          0.33%            0.65%          0.02%          1.00%
Diversified Small Cap Fund                                       0.25%          0.25%            0.65%          0.05%          1.20%
Small Company Stock Fund                                           N/A          0.26%            0.90%          0.04%          1.21%
Small Cap Opportunities Fund                                       N/A          0.46%            0.60%          0.19%          1.25%
Small Company Growth Fund                                          N/A          0.31%            0.90%          0.04%          1.25%
International Fund                                               0.13%          0.64%            0.48%          0.25%          1.50%



     (1) Each Fund bears its pro rata portion of the expenses of any Core Portfolio in which it invests.

     (2) For Diversified Bond Fund, each Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund, Investment Advisory Fees reflect an asset allocation fee of 0.25%. Absent waivers, the Investment Advisory Fees for Municipal Money Market Fund's Institutional Shares and Investor Shares, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund would be 0.35%, 0.35%, 0.50%, 0.50%, 0.50%, 0.25% and 0.50%, and for
          Diversified Bond Fund, each Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund would be 0.25%.

     (3) The expenses, and any waivers and reimbursements, for Treasury Plus Fund are estimated.

     (4) Norwest and the Funds' manager have agreed to waive their fees in order to maintain Cash Investment Fund's total combined operating expenses through May 31, 1999 at 0.48%. Any reduction of those waivers after May 31, 1999 requires approval by the Funds' Board of Trustees. Norwest and the Funds' manager have agreed to waive fees and reimburse expenses to maintain Ready Cash Investment Fund's, Total Return Bond Fund's and Small Company Stock Fund's total operating expenses at or below 0.82%; 0.75% and 1.20%, respectively. Any proposed reduction of those waivers or reimbursements would require Board review. Norwest and the Funds' manager have agreed to waive their fees through May 31, 1999, to ensure that the investment advisory, administrative and management services fees borne by Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund do not exceed, in the aggregate, 0.45%, 0.55%, 0.63%, 0.68%, 0.75% and 1.00%, respectively. Any reduction of that waiver after May 31, 1999 requires Board approval.

     (5) Absent expense reimbursements and fee waivers, the expenses of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund's Institutional Shares and Investor Shares, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund would be: Other Expenses, 0.26%, 0.42%, 0.38%, 0.40%, 0.39%, 0.25%, 0.53%, 0.36%, 0.52%, 0.39%, 0.34%, 0.43%, 0.35%,
          0.55%,  0.43%, 0.52%, 0.47%, 0.55%, 0.34%, 0.32%, 0.32%, 0.80%, 0.32%,
          0.32%,  0.42%,  0.27%,  0.24%,  0.34%,  0.80%, 0.35%, 0.64%, 0.32% and
          0.64%, respectively; and Total Operating Expenses, 0.57%, 0.83%, 0.52%, 0.60%, 0.55%, 0.59%, 0.87%, 0.78%, 0.85%, 0.72%, 1.08%, 0.93%,
          0.95%,  1.05%, 0.93%, 1.02%, 0.72%, 1.05%, 1.07%, 1.10%, 1.14%, 1.64%,
          0.55%,  0.90%,  1.22%,  1.18%, 1.40%, 1.06%, 2.79% 1.35%, 1.44%, 1.30%
          and 1.63%, respectively. Absent expense reimbursements and fee waivers, Core Portfolio(s) - Other Expenses of Cash Investment Fund, Ready Cash Investment Fund, Stable Income Fund, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Small Company Growth Fund and International Fund would be 0.07%, 0.07%, 0.12%, 0.10%, 0.09%, 0.10%,
          0.10%,  0.10%, 0.38%, 0.08%, 0.07%, 0.07%, 0.10%, 0.08%, 0.07%, 1.10%,
          0.10, and 0.26%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

Example

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in a Fund's shares, the expenses listed in Annual Fund Operating Expenses, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

                                                                        1 Year     3 Years     5 Years    10 Years
                                                                        ------     -------     -------    --------

MONEY MARKET FUNDS
  Cash Investment Fund                                                    $5         $15         $27         $60
  Ready Cash Investment Fund (Investor Shares)                            8          26          46          101
  U.S. Government Fund                                                    5          16          28          63
  Treasury Plus Fund                                                      5          16          28          63
  Treasury Fund                                                           5          15          26          58
  Municipal Money Market Fund
     Institutional Shares                                                 5          14          25          57
     Investor Shares                                                      7          21          36          81
FIXED INCOME FUNDS (I SHARES)
  Stable Income Fund                                                      7          21          36          81
  Limited Term Government Income Fund                                     7          22          38          85
  Intermediate Government Income Fund                                     7          22          38          85
  Diversified Bond Fund                                                   7          22          39          87
  Income Fund                                                             8          24          42          93
  Total Return Bond Fund                                                  8          24          42          93
TAX-FREE FIXED INCOME FUNDS (I SHARES)
  Limited Term Tax-Free Fund                                              7          21          36          81
  Tax-Free Income Fund                                                    6          19          33          75
  Colorado Tax-Free Fund                                                  6          19          33          75
  Minnesota Intermediate Tax-Free Fund                                    6          19          33          75
  Minnesota Tax-Free Fund                                                 6          19          33          75
BALANCED FUNDS (I SHARES)
  Strategic Income Fund                                                   8          26          44          99
  Moderate Balanced Fund                                                  9          28          49          108
  Growth Balanced Fund                                                    9          30          51          114
  Aggressive Balanced-Equity Fund                                         10         32          55          122
EQUITY FUNDS (I SHARES)
  Index Fund                                                              3           8          14          32
  Income Equity Fund                                                      9          27          47          105
  ValuGrowth Stock Fund                                                   10         32          55          122
  Diversified Equity Fund                                                 10         32          55          122
  Growth Equity Fund                                                      13         40          69          151
  Large Company Growth Fund                                               10         32          55          122
  Diversified Small Cap Fund                                              12         38          66          145
  Small Company Stock Fund                                                12         38          66          145
  Small Cap Opportunities Fund                                            13         40          69          151


 Small Company Growth Fund                                               13         40          69          151
 International Fund                                                      15         47          82          179


2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the shorter of 10 years or the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _______________, independent auditors, whose reports, along with each Fund's financial statements, are included in the Annual Report for the Funds, which is available upon request. Other independent auditors audited information for prior periods.

3.  GLOSSARY

Term                                Definition
----                                ----------
AMT                                 Alternative minimum tax.

Board                               The Board of  Trustees of Norwest  Advantage
                                    Funds.

Dollar Roll                         A   transaction   in   which  a  Fund  sells
                                    fixed  income   securities  and  commits  to
                                    purchase   similar,   but   not   identical,
                                    securities at a later date from the same party.

Duration A measure of a debt security's average life that reflects the present value of the security's cash flow.

Market  Capitalization             The  total  market  value  of   a   company's
                                   outstanding common stock.

Municipal Security                  A debt obligation issued by or on  behalf of
                                    the states,  territories or  possessions  of
                                    the United States, the District of  Columbia
                                    and   their    subdivisions,    authorities,
                                    instrumentalities  and  corporations,   with
                                    interest  exempt  from   federal income tax.

Non-Investment Grade                Neither   rated   in   one   of   the   four
                                    highest long-term rating categories by an NRSRO nor unrated and determined by the Adviser to be of comparable quality.

NRSRO A nationally recognized statistical rating organization, such as S&P or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

Related  Issuers                    Issuers   of   Municipal   Securities   that
                                    economic, business or political developments affect in similar ways.

S&P                                 Standard & Poor's Corporation

S&P 500 Index                       Standard  &  Poor's   500  Composite   Stock
                                    Price    Index,   an    index   of     large
                                    capitalization companies.

S&P 600 Small Cap Index             Standard &  Poor's  Small  Cap 600 Composite
                                    Stock  Price  Index,   an  index  of   small
                                    capitalization companies.

SEC                                 Securities and Exchange Commission

STRIPS Separately traded principal or interest components of securities issued or guaranteed by the U.S. Treasury under the Treasury's Separate Trading of Registered Interest and Principal of Securities program.

U.S. Government Security            An  obligation  issued or  guaranteed  as to
                                    principal   and   interest   by   the   U.S.
                                    Government,     its     agencies    or   its
                                    instrumentalities, including a U.S. Treasury
                                    Security.

U.S. Treasury Security              An  obligation  issued  or guaranteed by the
                                    U.S. Treasury.

4.  INVESTMENT OBJECTIVES AND POLICIES

This section discusses the investment objectives and policies of the Funds and the Core Portfolios. After each Fund's description, there is a short, alphabetical listing of the Fund's primary risks. These risks are discussed below in Risk Considerations.


MONEY MARKET FUNDS

The Funds' investments are made under the requirements of a SEC rule governing the investments that money market funds may make. Each Money Market Fund invests only in high-quality, short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. The Funds may invest in securities with fixed, variable or floating rates of interest.

         High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. Each Fund, other than Municipal Money Market Fund, will invest at least 95% of its total assets in securities in the highest rating category.

CASH INVESTMENT FUND and READY CASH INVESTMENT FUND

INVESTMENT OBJECTIVES. The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

         CASH INVESTMENT FUND invests equally in two Core Portfolios - Money Market Portfolio and Prime Money Market Portfolio. Cash Investment Fund, Money Market Portfolio and Prime Money Market Portfolio generally have the same investment objective and investment policies. Because Prime Money Market Portfolio seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO, it is further limited in the type and amount of securities it may purchase.

         READY CASH INVESTMENT FUND invests its assets only in Prime Money Market Portfolio. Ready Cash Investment Fund seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO.

INVESTMENT POLICIES. The Funds invest in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities and corporate debt securities.

         The Funds may invest in debt obligations of financial institutions. These include U.S. dollar-denominated negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Funds limit their investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

         Each Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. Neither Fund may invest more than 25% of its total assets in any other single industry.

RISKS:
 Credit risk                                 Interest rate risk
 Foreign risk


U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests primarily in U.S. Government Securities, including STRIPS. Under normal circumstances, the Fund will invest at least 65% of its total assets in U.S. Government Securities. The Fund may also invest in repurchase agreements collateralized by U.S. Government Securities.

RISKS:
 Credit risk                                 Interest rate risk


TREASURY PLUS FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. Under normal circumstances, the Fund intends to invest at least 80% of its assets in U.S. Treasury Securities, including STRIPS, and in repurchase agreements collateralized by U.S. Treasury Securities. The Fund may also invest in U.S. Government Securities, including those that are zero-coupon securities, and in repurchase agreements collateralized by U.S. Government Securities.

RISKS:
 Credit risk                                 Interest rate risk


TREASURY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests solely in U.S. Treasury Securities, including STRIPS.

RISKS:
 Credit risk                                 Interest rate risk

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund normally will invest at least 80% of its net assets in federally tax-exempt instruments whose income may be subject to the federal AMT.

INVESTMENT POLICIES. The Fund expects to invest 100% of its assets in Municipal Securities, including short-term municipal bonds and municipal notes and leases that may have fixed, variable or floating rates of interest and may be zero-coupon securities. The Fund may invest up to 20% of its assets in securities with interest income that may be subject to federal income taxation.

The Fund may invest more than 25% but, under normal circumstances, will not invest more than 35% of its assets in issuers located in one state. The Fund may invest more than 25% of its assets in industrial development bonds and in participation interests in these types of bonds issued by banks.

Risks:
 Credit risk                                          Interest rate risk
 Geographic concentration risk

FIXED INCOME FUNDS

STABLE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to maintain safety of principal while providing low volatility total return.

INVESTMENT POLICIES. The Fund invests primarily in investment grade short-term obligations. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others.

         The Fund limits its investments in mortgage-backed securities to not more than 65% of its total assets and investments in asset-backed securities to not more than 25% of its total assets. In addition, the Fund limits its holdings of mortgage-backed securities that are not U.S. Government Securities to 25% of its total assets. Under normal circumstances, the Fund will not invest more than 50% of its assets in U.S. Government Securities. The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer.

         The Fund only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality.

         The Fund invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain an average dollar-weighted portfolio maturity of between two and five years.

The Fund may use options, swap agreements, innterest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Credit risk                                          Leverage risk
 Foreign risk                                         Market risk
 Interest rate risk                                   Prepayment risk

LIMITED TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government Securities. The Fund emphasizes the use of short maturity securities to lessen interest rate risk, utilizing mortgage-backed securities to enhance yield.

The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets. The Fund will limit its investment in zero-coupon securities, except in STRIPS, to not more than 10% of the Fund's total assets. In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may enter into short sales.

         The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

         The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to ten years. Under normal circumstances, the Fund's portfolio of securities will have an average dollar-weighted maturity of between one and five years.

The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide income and safety of principal by investing primarily in U.S. Government Securities.

INVESTMENT POLICIES. The Fund invests primarily in fixed and variable rate U.S. Government Securities. Under normal circumstances, the Fund intends to invest at least 65% of its assets in U.S. Government Securities and may invest up to 35% of its assets in fixed income securities that are not U.S. Government

Securities. The Fund emphasizes the use of intermediate maturity securities to lessen interest rate risk, utilizing mortgage-backed securities to enhance yield.

         The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets. As part of its mortgage-backed securities investments, the Fund may enter into Dollar Rolls. The Fund will limit its investment in zero-coupon securities, except in STRIPS, to not more than 10% of the Fund's total assets. In addition, the Fund may not invest more than 25% of its total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury. The Fund may make short sales.

         The Fund will only purchase securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

         The Fund will invest primarily in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Fund's portfolio securities will have an average dollar-weighted maturity of between three and ten years and a Duration of between 70% and 130% of the Duration of a five-year Treasury Note.

The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide total return by diversifying its investments among different fixed income investment styles.

INVESTMENT POLICIES. The Fund uses a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund's portfolio combines the different fixed income investment styles of three Core Portfolios - Managed Fixed Income style, Strategic Value Bond style, and Positive Return style.

         DIVERSIFIED BOND FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                                CURRENT            RANGE OF
                                               ALLOCATION          INVESTMENT
Managed Fixed Income Portfolio                   50.0%            45% - 55%
Strategic Value Bond Portfolio                   16.7%          11.7% - 21.7%
Positive Return Portfolio                        33.3%          28.3% - 38.3%
                                                 -----
TOTAL FUND ASSETS                                100%

         The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Credit risk                                          Market risk
 Foreign risk                                         Prepayment risk
 Interest rate risk
 Leverage risk

INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide total return consistent with current income.

INVESTMENT POLICIES. The Fund invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed income securities issued by domestic and foreign issuers. The Fund invests in a broad spectrum of U.S. issuers, including U.S. Government Securities, mortgage- and asset-backed securities and the debt securities of financial institutions, corporations, and others. The Adviser attempts to increase the Fund's performance by applying various fixed income management techniques combined with fundamental economic, credit and market analysis while at the same time controlling total return volatility by targeting the Fund's Duration within a narrow band around the Lipper Corporate A-Rated Debt Average.

         The Fund normally will invest at least 30% of its total assets in U.S. Government Securities. The Fund limits its investments in mortgage-backed securities to not more than 50% of its total assets and its investments in other asset-backed securities to not more than 25% of its total assets.

         The Fund may invest up to 70% of its total assets in corporate securities, such as bonds, debentures and notes and fixed income securities that can be converted into or exchanged for common stocks and may invest in zero coupon securities and enter into Dollar Rolls.

         The Fund may invest in debt securities registered and sold in the United States by foreign issuers and debt securities sold outside the United States by foreign or U.S. issuers. The Fund intends to restrict its purchases of debt securities to issues denominated and payable in U. S. dollars.

         The Fund will invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between three and 15 years. The Fund's portfolio of securities will normally have a Duration of between 70% and 130% of the Duration of the Lipper Corporate A-Rated Debt Average.

         Normally, the Fund will invest at least 80% of its assets in securities that are rated, at the time of purchase, within the four highest rating categories assigned by an NRSRO or which are unrated and determined by the Adviser to be of comparable quality. The Fund may also invest up to 20% of its total assets in Non-Investment Grade fixed-income securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

RISKS:
 Credit risk                                          Leverage risk
 Foreign risk                                         Prepayment risk
 Interest rate risk                                   Prepayment risk

TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to seek total return.

INVESTMENT POLICIES. The Fund invests in a broad range of fixed income instruments including corporate bonds, asset-backed securities, mortgage-related securities, U.S. Government Securities, preferred stock, convertible bonds and foreign bonds in order to create a strategically diversified portfolio of high-quality fixed income investments.

         The Adviser focuses on relative value as opposed to predicting the direction of interest rates. In general, the Fund seeks higher current income instruments such as corporate bonds and mortgage-backed and asset-backed securities in order to enhance returns. The Adviser believes that this exposure enhances performance in varying economic and interest rate cycles while avoiding excessive risk concentrations. The Adviser's investment process involves rigorous evaluation of each security, including identifying and valuing cash flows, embedded options, credit quality, structure, liquidity, marketability, current versus historical trading relationships, supply and demand for the instrument and expected returns in varying economic/interest rate environments. The Adviser uses this process to seek to identify securities which represent the best relative economic value. The Adviser then evaluates the results of the investment process against the Fund's objective and purchases those securities that will enhance its positioning.

To limit the Fund's credit risk, the Fund generally will invest 65% of its assets in fixed income securities rated in one of the three highest rating categories by at least one NRSRO, or which are unrated and determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in Non-Investment Grade fixed income securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

         The average maturity of the Fund will vary between five and 15 years. In the case of mortgage-related, asset-backed and similar securities, the Fund uses the security's average life in calculating the Fund's average maturity. The Fund's effective Duration normally will vary between three and eight years.

         The Fund particularly seeks strategic diversification. The Fund will not invest more than: (1) 75% of its assets in corporate bonds, (2) 25% of its assets in one industry of the corporate market, (3) 50% of its assets in asset-backed securities or (4) 60% of its assets in mortgage-related securities. The Fund may invest in U.S. Government Securities without restriction. The Fund generally will not invest more than 5% of its assets in the corporate bonds of any one issuer.

The Fund may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

TAX-FREE FIXED INCOME FUNDS

Each of the Funds will invest at least 80% of its total assets in securities with interest exempt from federal income tax. In order to respond to business and financial conditions, each Fund may invest up to 20% of its assets in instruments with taxable interest income or instruments that may be a preference item for purposes of the federal AMT. In addition, each Fund may hold a portion of its assets in cash and cash-equivalents pending investment in Municipal Securities, to meet requests for redemptions or to assume a temporary defensive position.


LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to produce current income exempt from federal income taxes.

INVESTMENT POLICIES. The Fund invests primarily in a portfolio of investment grade Municipal Securities not treated as preference items for individuals for purposes of the federal AMT. The Fund normally invests substantially all its assets in municipal securities. As a fundamental investment policy, the Fund will invest at least 80% of its total assets in securities with interest exempt from federal income taxes.

         The average dollar-weighted maturity of the Fund's assets normally will be between one and five years, but will vary depending on anticipated market conditions. As the Fund's objective is to provide current income, the Fund invests in Municipal Securities with an emphasis on interest income.

         Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in related issuers. The Fund invests substantially all its assets in Municipal Securities that are rated within the top four grades by an NRSRO at the time of purchase or which are unrated and determined by the Adviser to be of comparable quality. These securities are generally considered to be investment grade.

RISKS:
 Credit risk                                          Market risk
 Geographic concentration risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

TAX-FREE INCOME FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to produce current income exempt from federal income taxes.

INVESTMENT POLICIES. The Fund invests primarily in a portfolio of investment grade Municipal Securities. The Fund normally invests substantially all its assets in Municipal Securities. As a fundamental investment policy, the Fund will invest at least 80% of its total assets in Municipal Securities with interest exempt from the federal AMT.

         The average dollar-weighted maturity of the Fund's assets normally will be between ten and 20 years, but will vary depending on market conditions. In general, the longer the maturity of a municipal security, the higher the rate of interest it pays. However, a longer maturity is generally associated with a higher level of volatility in the market value of a security. As the Fund's objective is to provide high current income, the Fund invests in Municipal Securities with an emphasis on interest income rather than stability of the Fund's net asset value.

         Under normal circumstances, the Fund will not invest more than 25% of its total assets in issuers located in the same state or in Related Issuers. The Fund invests substantially all its asset in municipal securities rated within the top four grades by an NRSRO at the time of purchase or which are unrated and determined to by the Adviser to be of comparable quality. These securities are generally considered to be investment grade.

RISKS:
 Credit risk                                          Market risk
 Geographic concentration risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide shareholders with a high level of current income exempt from both federal and Colorado state income taxes (including the AMT) consistent with the preservation of capital. Shares of the Fund are offered only to residents of Colorado.

INVESTMENT POLICIES. The Fund normally invests substantially all its assets in investment grade Municipal Securities issued by (i) the state of Colorado and its political subdivisions, authorities, instrumentalities, public corporations and special districts and (ii) territories and possessions of the United States, such as Puerto Rico ("Colorado Municipal Securities"). As a fundamental policy, the Fund will invest at least 80% of its total assets in securities with interest exempt from both federal and Colorado state income taxes (including the AMT). The Fund may concentrate its investments in a comparatively small number of issuers.

         The yields of Colorado Municipal Securities depend on, among other things, conditions in the Colorado municipal bond market and fixed income markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. In some cases, Colorado issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Colorado state tax exemption on Colorado issues.

         The average portfolio maturity is currently expected to be greater than ten years, but may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. The Fund invests in Municipal Securities with an emphasis on income rather than maintaining stability of net asset value. The Fund also attempts to limit net asset value fluctuations.

The Fund invests substantially all its assets in Municipal Securities that are rated within the top four grades by an NRSRO at the time of purchase or that are unrated and determined by the Adviser to be of comparable quality. These securities are generally considered investment grade. The Fund will not invest more than 25% of its total assets in securities of Related Issuers or in securities of any one issuer except the U.S. Government.

RISKS:
 Credit risk                                          Leverage risk
 Diversification risk                                 Market risk
 Geographic concentration risk                        Prepayment risk
 Interest rate risk

MINNESOTA INTERMEDIATE TAX-FREE FUND and
MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE. The investment objective of each Fund is to provide shareholders with a high level of current income exempt from both federal and Minnesota state income taxes (including the AMT) without assuming undue risk. Shares of the Funds are offered only to residents of Minnesota.

INVESTMENT POLICIES. The Funds normally invest substantially all their assets in investment grade municipal securities issued by (i) the state of Minnesota and its political subdivisions, duly constituted authorities and corporations and
(ii) territories and possessions of the United States, such as Puerto Rico ("Minnesota Municipal Securities"). As a fundamental policy, except during periods when the Funds assume a temporary defensive position, the Funds will invest at least 80% of their total assets in securities with interest exempt from both federal and Minnesota state income taxes (including the AMT). The Funds may concentrate their investments in a comparatively small number of issuers.

         The yields of Minnesota Municipal Securities depend on, among other things, conditions in the Minnesota municipal bond market and fixed income markets generally, the maturity of the obligation, the rating of the issue and the size of a particular offering. In some cases, Minnesota issues may have yields that are slightly less than the yields of municipal obligations of issuers located in other states because of the favorable Minnesota state tax exemption on Minnesota issues.

         The average dollar-weighted maturity of the Minnesota Intermediate Tax-Free Fund's assets normally will be between five and 10 years but will vary depending on anticipated market conditions.

         There are no restrictions on Minnesota Tax-Free Fund's average portfolio maturity, but the average dollar-weighted maturity is currently expected to be greater than ten years. Average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, however, the average dollar-weighted maturity could be higher or lower. The Funds invest in Municipal Securities with an emphasis on income rather than stability of the Fund's net asset value.

         Neither  Fund  will  invest  more  than  25% of its  total  assets   in
securities of Related Issuers or in securities of any one issuer except the U.S. Government.

         Normally, the Funds invest at least 75% of their assets in Municipal Securities rated in the four highest rating categories by an NRSRO or unrated and determined by the Adviser to be of comparable quality. The Funds may invest up to 25% of their total assets in Non-Investment Grade Municipal Securities rated in the fifth highest rating category by an NRSRO or unrated and determined by the Adviser to be of comparable quality.

RISKS:
 Credit risk                                          Leverage risk
 Diversification risk                                 Market risk
 Geographic concentration risk                        Prepayment risk
 Interest rate risk

BALANCED FUNDS

Each Balanced Fund invests in a balanced portfolio of fixed income and equity securities. Strategic Income Fund has the smallest investment in equity securities and is the most conservative Balanced Fund. Aggressive Balanced-Equity Fund has the largest investment in equity securities and is the most aggressive Balanced Fund.

         The equity portion of each Balanced Fund's portfolio uses the five different equity investment styles of Diversified Equity Fund. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed income portion of each Balanced Fund's portfolio uses from three to five different fixed income investment styles. The blending of multiple fixed income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed income portion of the Funds.

         The percentage of a Balanced Fund's assets invested in different styles may temporarily deviate from the Fund's current allocation due to changes in market values. The Adviser will effect transactions periodically to reestablish the current allocation.

         As market or other conditions change, the Adviser may attempt to enhance the returns of a Balanced Fund by changing the percentage of Fund assets invested in fixed income and equity securities. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities. Absent unstable market conditions, the Adviser does not anticipate making a substantial number of percentage changes. When the Adviser believes that a change in the current allocation percentages is desirable, it will sell and purchase securities to effect the change. When the Adviser believes that a change will be temporary (generally, 3 years or less), it may choose to effect the change by using futures contracts.

STRATEGIC INCOME FUND

Investment Objective. The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of its assets among stocks, bonds and other fixed income investments.

Investment Policies. The Fund is designed for investors seeking to invest in fixed income securities with limited exposure to equity securities. The Fund emphasizes safety of principal and has the smallest investment in equity securities of the Balanced Funds. The Fund currently invests in 16 Core Portfolios.

         The Fund invests the fixed income portion of its portfolio in the same three Core Portfolios as Diversified Bond Fund, Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Positive Return Portfolio, and in Stable Income Portfolio and Money Market Portfolio. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

         STRATEGIC INCOME FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

INVESTMENT STYLE                                 CURRENT ALLOCATION           RANGE OF INVESTMENT
----------------                                 ------------------           -------------------
Diversified Bond Fund style                      55%                             45% - 65%
  Positive Return Bond Portfolio                        18.3%                   15% - 21.7%
  Strategic Value Bond Portfolio                         9.2%                  7.5% - 10.8%
  Managed Fixed Income Portfolio                        27.5%                  22.5% - 32.5%
Stable Income Portfolio                          15%                                15%
Money Market Portfolio                           10%                                10%
Diversified Equity Fund style                    20%                              10% - 30%
  Index Portfolio                                            5%                  2.5% - 7.5%
  Income Equity Portfolio                                    5%                  2.5% - 7.5%


  Large Company style                                        5%                   2.5% - 7.5%
     Large Company Growth Portfolio                                    4%           2% - 6%
     Disciplined Growth Portfolio                                      1%         0.5% - 1.5%
  Diversified Small Cap style                              2.0%                     1% - 3%
     Small Cap Index Portfolio                                       0.4%         0.2% - 0.6%
     Small Company Growth Portfolio                                  0.5%         0.2% - 0.7%
     Small Company Value Portfolio                                   0.5%         0.2% - 0.7%
     Small Company Stock Portfolio                                   0.3%        0.25% - 0.5%
     Small Cap Value Portfolio                                       0.3%         0.2% - 0.5%
  International style                                      3.0%                   1.5% - 4.5%
     International Portfolio                                         2.9%         1.2% - 4.5%
     Schroder EM Core Portfolio                                      0.2%          0% - 0.9%


TOTAL FUND ASSETS                               100%

     RISKS:
     Credit risk                                          Market risk
     Interest rate risk                                   Prepayment risk
     Leverage risk

     MODERATE BALANCED FUND

     INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a combination of current income and capital appreciation by diversifying investment of the Fund's assets among stocks, bonds and other fixed income investments.

     INVESTMENT POLICIES. The Fund is designed for investors seeking roughly equivalent exposures to fixed income securities and equity securities. The Fund provides a portfolio more evenly balanced between fixed income and equity securities than the other Balanced Funds. The Fund currently invests in 15 Core Portfolios.

         The Fund invests the fixed income portion of its portfolio in the same three Core Portfolios as Diversified Bond Fund, Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Positive Return Portfolio, and in Stable Income Portfolio. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

         MODERATE BALANCED FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

INVESTMENT STYLE                                    CURRENT ALLOCATION          RANGE OF INVESTMENT
----------------                                    ------------------          -------------------
Diversified Bond Fund style                        45%                               30% - 60%
  Positive Return Bond Portfolio                              15%                    10% - 20%
  Strategic Value Bond Portfolio                             7.5%                    5% - 10%
  Managed Fixed Income Portfolio                            22.5%                    15% - 30%
Stable Income Portfolio                            15%                                  15%
Diversified Equity Fund style                      40%                               25% - 55%
  Index Portfolio                                             10%                  6.3% - 13.8%
  Income Equity Portfolio                                     10%                  6.3% - 13.8%

  Large Company style                                         10%                  6.3% - 13.8%
     Large Company Growth Portfolio                                      8%        5.0% - 11.0%
     Disciplined Growth Portfolio                                        2%        1.25% - 2.75%
  Diversified Small Cap style                                  4%                   2.5% - 5.5%
     Small Cap Index Portfolio                                         0.8%         0.5% - 1.1%
     Small Company Growth Portfolio                                    1.0%         0.6% - 1.3%
     Small Company Value Portfolio                                     1.0%         0.6% - 1.3%
     Small Company Stock Portfolio                                     0.6%         0.4% - 0.9%
     Small Cap Value Portfolio                                         0.6%         0.4% - 0.9%
  International style                                          6%                   3.8% - 8.3%
     International Portfolio                                           5.7%         3.0% - 8.3%
     Schroder EM Core Portfolio                                        0.3%          0% - 1.7%


TOTAL FUND ASSETS                                 100%


RISKS:
 Credit risk                                          Leverage risk
 Currency rate risk                                   Market risk
 Foreign risk                                         Prepayment risk
 Interest rate risk

GROWTH BALANCED FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of the Fund is to  provide a
combination  of  current  income  and  capital   appreciation   by  diversifying
investment of the Fund's assets between stocks and bonds.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund currently invests in 14 Core Portfolios.

         The Fund invests the fixed income portion of its portfolio in Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Positive Return Portfolio, the same three Core Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

         GROWTH BALANCED FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

INVESTMENT STYLE                                    CURRENT ALLOCATION         RANGE OF INVESTMENT
----------------                                    ------------------         -------------------
Diversified Equity Fund style                      65%                            45% - 85%
  Index Portfolio                                          16.3%                11.3% - 21.3%
  Income Equity Portfolio                                  16.3%                11.3% - 21.3%
  Large Company style                                      16.3%                11.3% - 21.3%
     Large Company Growth Portfolio                                  13.0%      9.0% - 17.0%
     Disciplined Growth Portfolio                                     3.3%       2.3% - 4.3%
  Diversified Small Cap style                               6.5%                 4.5% - 8.5%
     Small Cap Index Portfolio                                        1.3%       0.9% - 1.7%
     Small Company Growth Portfolio                                   1.6%        1.1% - 2%
     Small Company Value Portfolio                                    1.6%        1.1% - 2%

     Small Company Stock Portfolio                                    1.0%       0.7% - 1.4%
     Small Cap Value Portfolio                                        1.0%       075% - 1.4%
  International style                                       9.8%                6.8% - 12.8%
     International Portfolio                                          9.3%      5.4% - 12.8%
     Schroder EM Core Portfolio                                       0.5%        0% - 2.6%
Diversified Bond Fund style                        35%                            15% - 55%
  Managed Fixed Income Portfolio                           17.5%                7.5% - 27.5%
  Strategic Value Bond Portfolio                            5.8%                 2.5% - 9.2%
  Positive Return Bond Portfolio                           11.7%                  5% - 18.3%
TOTAL FUND ASSETS                                 100%

RISKS:
 Credit risk                                          Leverage risk
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Prepayment risk
 Derivatives risk                                     Small company risk
 Interest rate risk

AGGRESSIVE BALANCED-EQUITY FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of the Fund is to  provide a
combination  of  current  income  and  capital   appreciation   by  diversifying
investment of the Fund's assets between stocks and bonds.

INVESTMENT POLICIES. The Fund is designed for investors seeking long-term capital appreciation in the equity securities market in a balanced fund. The Fund has the largest equity securities position of the Balanced Funds.
The Fund currently invests in 14 Core Portfolios.

         The Fund invests the fixed income portion of its portfolio in Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Positive Return Portfolio, the same three Core Portfolios as Diversified Bond Fund. This allocation is intended to reduce the risk of relying on a single fixed income investment style.

         AGGRESSIVE BALANCED-EQUITY FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

INVESTMENT STYLE                                    CURRENT ALLOCATION           RANGE OF INVESTMENT
----------------                                    ------------------           -------------------
Diversified Equity Fund style                     80%                                60% - 100%
  Index Portfolio                                             20%                    15% - 25%
  Income Equity Portfolio                                     20%                    15% - 25%
  Large Company style                                         20%                    15% - 25%
     Large Company Growth Portfolio                                     16%          12% - 20%
     Disciplined Growth Portfolio                                        4%           3% - 5%
  Diversified Small Cap style                                  8%                     6% - 10%
     Small Cap Index Portfolio                                         1.6%          1.2% - 2%
     Small Company Growth Portfolio                                    1.9%         1.4% - 2.4%
     Small Company Value Portfolio                                     1.9%         1.4% - 2.4%
     Small Company Stock Portfolio                                     1.3%          1% - 1.6%
     Small Cap Value Portfolio                                         1.3%          1% - 1.6%

  International style                                         12%                     9% - 15%
     International Portfolio                                          11.4%          7.2% - 15%
     Schroder EM Core Portfolio                                        0.6%           0% - 3%
Diversified Bond Fund style                     20.0%                                 0% - 40%
  Managed Fixed Income Portfolio                            10.0%                     0% - 20%
  Strategic Value Bond Portfolio                             3.3%                    0% - 6.7%
  Positive Return Bond Portfolio                             6.7%                    0% - 13.3%


TOTAL FUND ASSETS                                100%

RISKS:
 Credit risk                                          Leverage risk
 Currency rate risk                                   Market risk
 Foreign risk                                         Prepayment risk
 Interest rate risk                                   Small company risk

EQUITY FUNDS

INDEX FUND


INVESTMENT OBJECTIVE. The investment objective of the Fund is to duplicate the return of the S&P 500 Index.

INVESTMENT POLICIES. The Fund is designed to duplicate the return of the S&P 500 Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Fund will hold stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index. The Adviser generally executes portfolio transactions for the Fund only to duplicate the composition of the S&P 500 Index, to invest cash received from portfolio security dividends or investments in the Fund, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Fund's expenses or redemptions and may invest in index futures contracts to a limited extent. For these and other reasons, the Fund's performance can be expected to approximate but not equal the S&P 500 Index.

         The S&P 500 Index tracks the total return performance of 500 common stocks which are chosen for inclusion in the S&P 500 Index by S&P on a statistical basis. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 70% of the total market value of all U.S. common stocks. Each stock in the S&P 500 Index is weighted by its market value. Because of the market-value weighting, the 50 largest companies in the S&P 500 Index currently account for approximately 47% of its value. The S&P 500 Index emphasizes large capitalizations and, typically, companies included in the S&P 500 Index are the largest and most dominant firms in their respective industries.

RISKS:
 Leverage risk                                        Market risk

INCOME EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation consistent with above-average dividend income.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Fund primarily emphasizes on investing in securities of companies with above-average dividend income. In selecting securities for the Fund, the Adviser uses various valuation measures, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. Large companies are those whose Market Capitalization is greater than the median of the Russell 1000 Index.

The Fund may invest in preferred stock, convertible securities and foreign securities. The Fund will not normally invest more than 10% of its assets in the securities of a single issuer.

RISKS:
 Currency risk
 Foreign risk
 Leverage risk                                        Market risk

VALUGROWTH STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in medium- and large-capitalization companies that, in the view of the Adviser, possess above average growth characteristics and appear to be undervalued. Medium capitalization companies are those companies whose Market Capitalization is in the range of $500 million to $8 billion. Large companies are those companies whose Market Capitalization is greater than the median of the Russell 1000 Index.

         The Fund seeks to identify and invest in those companies with earnings and dividends that the Adviser believes will grow both faster than inflation and faster than the economy in general and whose growth the Adviser believes has not yet been fully reflected in the market price of the companies' shares. In seeking these investments, the Adviser relies primarily on a company by company analysis (rather than on a broader analysis of industry or economic sector trends) and considers such matters as the quality of a company's management, the existence of a leading or dominant position in a major product line or market, the soundness of the company's financial position, and the maintenance of a relatively high rate of return on invested capital and shareholder's equity. Once companies are identified as possible investments, the Adviser applies a number of valuation measures to determine the relative attractiveness of each company and selects those companies whose shares are most attractively priced.

The Fund may invest in companies that the Adviser considers to be "special situations." Special situation companies often have the potential for significant future earnings growth but have not performed well in the recent past. These situations may include management turnarounds, corporate or asset restructurings or significantly undervalued assets. These investments form a comparatively small portion of the Fund's portfolio.

         The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund also may write covered calls and purchase calls on equity securities.

RISKS:
 Currency Rate Risk                                   Leverage risk
 Foreign risk                                         Market risk

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in a single investment style. The Fund currently invests in 11 Core Portfolios.

         The Fund's portfolio combines five different equity investment styles - an index style, an income equity style, a large company style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to large company investments to two Core Portfolios, the assets allocated to small company investments to five Core Portfolios and the assets dedicated to international investments to two Core Portfolios. Because Diversified Equity Fund blends five equity investment styles, it is anticipated that its price and return volatility will be less than that of Growth Equity Fund, which blends three equity investment styles.

         DIVERSIFIED EQUITY FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                                                     CURRENT ALLOCATION    RANGE OF INVESTMENT
                                                                     ------------------    -------------------
Index Portfolio                                                           25%                 23.5% - 26.5%
Income Equity Portfolio                                                   25%                 23.5% - 26.5%
Large Company style                                                       25%                 23.5% - 26.5%
  Large Company Growth Portfolio                                                  20%         18.5% - 21.5%
  Disciplined Growth Portfolio                                                    5%           3.5% - 6.5%
Diversified Small Cap style                                               10%                 8.5% - 11.5%
  Small Cap Index Portfolio                                                      2.0%          0.5% - 3.5%
  Small Company Growth Portfolio                                                 2.4%          0.9% - 3.9%
  Small Company Value Portfolio                                                  2.4%          0.9% - 3.9%
  Small Company Stock Portfolio                                                  1.6%          0.1% - 3.1%
  Small Cap Value Portfolio                                                      1.6%          0.1% - 3.1%
International Style                                                       15%                 13.5% - 16.5%
  International Portfolio                                                        14.3%        10.8% - 16.5%
  Schroder EM Core Portfolio                                                     0.8%           0% - 3.3%


TOTAL FUND ASSETS                                                        100%

         The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market value. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Small company risk
 Leverage risk

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide a high level of long-term capital appreciation while moderating annual return volatility by diversifying its investments among different equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to reduce the volatility and risk of investing in a single equity style. The Fund currently invests in eight Core Portfolios.

         The Fund's portfolio combines three different equity styles - a large company growth style, a diversified small cap style and an international style. The Fund allocates the assets dedicated to small company investments to five Core Portfolios and the assets dedicated to international investments to two Core Portfolios. It is anticipated that the Fund's price and return volatility will be somewhat greater than those of Diversified Equity Fund, which blends five equity styles.

         GROWTH EQUITY FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                                                         CURRENT ALLOCATION          RANGE OF INVESTMENT
                                                                         ------------------          -------------------
Large Company Growth Portfolio                                                  35%                       33% - 37%
Diversified Small Cap Style                                                     35%                       33% - 37%
  Small Cap Index Portfolio                                                              7.0%            5.0% - 9.0%
  Small Company Growth Portfolio                                                         8.4%           8.5% - 12.5%
  Small Company Value Portfolio                                                          8.4%           8.5% - 12.5%
  Small Company Stock Portfolio                                                          5.6%            3.6% - 7.6%
  Small Cap Value Portfolio                                                              5.6%            3.6% - 7.6%
International Style                                                             30%                       28% - 32%
  International Portfolio                                                               28.5%           22.4% - 32.0%
  Schroder EM Core Portfolio                                                             1.5%             0% - 6.4%


TOTAL FUND ASSETS                                                               100%

         The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market or other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Currency Rate Risk                                   Market risk
 Foreign risk                                         Small company risk
 Leverage risk

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of large, high-quality domestic companies that have superior growth potential. Large companies are those companies whose Market Capitalization is greater than the median of the Russell 1000 Index. In selecting securities for the Fund, the Adviser seeks issuers whose stock is attractively valued and whose fundamental characteristics both are significantly better than the market average and support internal earnings growth capability. The Fund's assets may be invested in the securities of companies whose growth potential is, in the Adviser's opinion, generally unrecognized or misperceived by the market.

The Fund may invest up to 20% of its assets in the securities of foreign issuers and may hedge against currency risk by using foreign currency forward contracts. The Fund will not invest more than 10% of its total assets in the securities of a single issuer.

RISKS:
 Currency ris                                            Leverage risk
 Foreign risk                                            Market risk

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation while moderating annual return volatility by diversifying its investments across different small capitalization equity investment styles.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in small capitalization equity securities. The Fund invests in several different small capitalization equity styles in order to reduce the risk of price and return volatility associated with reliance on a single investment style. The Fund currently invests in five Core Portfolios.

         DIVERSIFIED SMALL CAP FUND ALLOCATION

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                            CURRENT          RANGE OF INVESTMENT
                                          ALLOCATION         -------------------
                                          ----------
  Small Cap Index Portfolio                       20%          18.5% - 21.5%
  Small Company Growth Portfolio                  24%          22.5% - 25.5%
  Small Company Value Portfolio                   24%          22.5% - 25.5%
  Small Company Stock Portfolio                   16%          14.5% - 17.5%
  Small Cap Value Portfolio                       16%          14.5% - 17.5%

                                              ---------
Total Fund Assets                                100%

         The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

SMALL COMPANY STOCK FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is long-term capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small- and medium-size domestic companies that have a Market Capitalization well below that of the average company in the S&P 500 Index. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. Medium companies are those companies whose Market Capitalization ranges from $500 million to $8 billion.

         In selecting securities for the Fund, the Adviser seeks securities with significant price appreciation potential, and attempts to identify companies that show above-average growth, as compared to long-term overall market growth. The companies in which the Fund invests may be in a relatively early stage of development or may produce goods and services that have favorable prospects for growth due to increasing demand or developing markets. Frequently, such companies have a small management group and single product or product line expertise, which, in the view of the Adviser, may result in an enhanced entrepreneurial spirit and greater focus, thereby allowing such companies to be successful. The Adviser believes that such companies may develop into significant business enterprises and that an investment in such companies offers a greater opportunity for capital appreciation than an investment in larger, more established entities.

The Fund may invest up to 20% of its assets in the securities of foreign issuers.

RISKS:
 Currency risk                                    Market risk
 Foreign risk                                     Small Company risk
 Leverage risk


SMALL CAP OPPORTUNITIES FUND

INVESTMENT   OBJECTIVE.   The  investment  objective  of  the  Fund  is  capital
appreciation. Current income will be incidental to the objective of capital appreciation.

INVESTMENT POLICIES. The Fund invests primarily in equity securities of U.S. companies that, at the time of purchase, have Market Capitalizations of $1.5 billion or less.

         The Adviser attempts to identify securities of companies, which it believes can generate above average earnings growth and sell at favorable prices in relation to book values and earnings. The Adviser's assessment of the competency of an issuer's management will be an important consideration in selecting investments. These criteria are not rigid, and the Fund may make other investments if they may help the Fund achieve its objective.

         The Fund will invest principally in equity securities (common stocks, securities convertible into common stocks or, subject to special limitations, rights or warrants to subscribe for or purchase common stocks). The Fund may also invest to a limited degree in non-convertible debt securities and preferred stocks when the Adviser believes these investments will help the Fund achieve its objective.

         The Fund currently intends to invest no more than 5% of its total assets in securities of small, unseasoned companies, which, together with any predecessors, have been in operation for less than three years.

The Fund currently intends to invest no more than 5% of its net assets in Non-Investment Grade convertible and non-convertible securities. The Fund may use options and futures contracts to manage risk. The Fund may also use options to enhance return.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing in smaller domestic companies.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose Market Capitalization is less than the largest stock in the Russell 2,000 Index. The Fund considers smaller companies to be those with Market Capitalizations less than $1 billion at the time of the Fund's purchase.

The Adviser may invest up to 10% of the Funds total assets in foreign securities. The Adviser will not invest moe than 10% of the Fund's total assets in the securities of a single issuer.

         In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between its share price and takeover/asset value.

RISKS:
 Currency rate risk                                    Market risk
 Foreign risk                                          Small company risk
 Leverage risk


INTERNATIONAL FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of the  Fund  is to  provide
long-term   capital   appreciation  by  investing   directly  or  indirectly  in
high-quality companies based outside the United States.

INVESTMENT POLICIES. The Fund invests in a "multi-style" approach designed to minimize the volatility and risk of investing in international securities. The Fund's investment portfolio combines two different investment styles an international equity investment style and an international emerging markets investment style. The Fund invests in two Core Portfolios.

         International Fund Allocation

         The current allocations and ranges of investments by the Fund in each Core Portfolio are:

                                          CURRENT          RANGE OF INVESTMENT
                                         ALLOCATION        -------------------
                                         ----------
International Portfolio                          95%            80% - 100%
Schroder EM Core Portfolio                        5%             0% - 20%

TOTAL FUND ASSETS                               100%


         The percentage of Fund assets invested in each Core Portfolio may temporarily deviate from the current allocations due to changes in market values. The Adviser will effect transactions daily to reestablish the current allocations. The Adviser may make changes in the current allocations at any time in response to market and other conditions. The Fund may also invest in more or fewer Core Portfolios or invest directly in portfolio securities.

RISKS:
 Credit risk                                          Interest rate risk
 Currency rate risk                                   Leverage risk
 Foreign risk                                         Market risk
 Geographic concentration risk                        Prepayment risk

DESCRIPTIONS OF CORE PORTFOLIOS

MONEY MARKET PORTFOLIO and PRIME MONEY MARKET PORTFOLIO

These Core Portfolios are described in the section of this prospectus describing Cash Investment Fund and Ready Cash Investment Fund.

POSITIVE RETURN BOND PORTFOLIO

The Core Portfolio seeks positive total return each calendar year regardless of the bond market by investing in a portfolio of U.S. Government and corporate fixed income investments. The Core Portfolio's assets are divided into two components, short bonds with maturities (or average life) of two years or less and long bonds with maturities of 25 years or more. Shifts between short bonds and long bonds are made based on movement in the prices of bonds rather than on the Adviser's forecast of interest rates. During periods of falling prices (generally, increasing interest rate environments) long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The average dollar-weighted maturity of the Core Portfolio will vary between one and 30 years.

         Under normal circumstances, the Core Portfolio will invest at least 50% of its net assets in U.S. Government Securities, including Treasury securities. The Core Portfolio only purchases securities that are rated, at the time of purchase, within one of the two highest long-term rating categories assigned by an NRSRO or that are unrated and determined by the Adviser to be of comparable quality. The Adviser will not invest more than 25% of its assets in securities rated in the second highest rating category. The Core Portfolio will limit its investments in zero-coupon securities, securities with variable or floating rates of interest and asset-backed securities to 25% of its net assets in each type of security. The Core Portfolio may not invest in convertible securities, mortgage pass-through securities or private placement securities. Within these constraints, the Adviser purchases securities that it believes have above-average yields.

RISKS:
 Credit risk                                          Market risk
 Interest rate risk                                   Prepayment risk
 Leverage risk

STABLE INCOME PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Stable Income Fund.

MANAGED FIXED INCOME PORTFOLIO

The Core Portfolio seeks consistent fixed income returns by investing primarily in investment grade intermediate term obligations. The Core Portfolio invests in a diversified portfolio of fixed and variable rate U.S. dollar-denominated, fixed income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government Securities and the debt securities of financial institutions, corporations, and others. The Adviser emphasizes the use of intermediate maturity securities to lessen Duration, while employing low risk yield enhancement techniques to enhance return over a complete economic or interest rate cycle. Intermediate-term obligations are securities with maturities of between two and 20 years.

         The Core Portfolio will limit its investment in mortgage-backed securities to not more than 65% of its total assets and its investment in other asset-backed securities to not more than 25% its net assets.In addition, the Core Portfolio may not invest more than 30% of its assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

         The Core Portfolio only purchases securities that are rated, at the time of purchase, within the four highest long-term or two highest short-term rating categories assigned by an NRSRO, or which are unrated and determined by the Adviser to be of comparable quality.

         The Core Portfolio invests in debt obligations with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. Under normal circumstances, the Core Portfolio will have an average dollar-weighted portfolio maturity of between three and 12 years and a Duration of between two and six years.

The Portfolio may also invest up to 10% of its total assets in: obligations issued or guaranteed by governments the Adviser deems stable, or their subdivisions, agencies or instrumentalities; loan or security participations; obligations of supranational organizations; and Municipal Securities.

The Portfolio may use options, swap agreements, interest rate caps, floors and collars and futures contracts to manage risk. The Portfolio may also use options to enhance return.


RISKS:
 Credit risk                                          Leverage risk
 Foreign risk                                         Market risk
 Interest rate risk                                   Prepayment risk

STRATEGIC VALUE BOND PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Total Return Bond Fund, which invests all its assets in the Core Portfolio. The only difference between the Fund and the Core Portfolio is that the Core Portfolio's investment objective is to seek total return by investing primarily in income producing securities.

INDEX PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Index Fund.

INCOME EQUITY PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Income Equity Fund.

LARGE COMPANY GROWTH PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Large Company Growth Fund.

DISCIPLINED GROWTH PORTFOLIO

The Core Portfolio seeks capital appreciation by investing in common stocks of larger companies. The Core Portfolio seeks higher long-term returns by investing primarily in the common stock of companies that, in the view of the Adviser, possess above average potential for growth. The Core Portfolio invests in companies with average Market Capitalizations greater than $5 billion.

         The Core Portfolio seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the Adviser uses both quantitative and fundamental analysis and may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of company earnings reports, and an analysis of the fundamental business outlook for the company. The Adviser uses a variety of valuation measures to determine whether the share price already reflects any positive fundamentals identified by the Adviser. In addition to approximately equal weighting of portfolio securities, the Adviser attempts to constrain the variability of the investment returns by employing risk control screens for price volatility, financial quality and valuation.

RISKS:
 Leverage risk                                        Market risk

SMALL CAP INDEX PORTFOLIO

The Core Portfolio seeks to replicate the return of the S&P Small Cap 600 Index with minimum tracking error, while also minimizing transaction costs. Under normal circumstances, the Core Portfolio will hold stocks representing 100% of the capitalization-weighted market values of the S&P 600 Small Cap Index. The
Adviser generally executes portfolio transactions only to duplicate the composition of the S&P 600 Small Cap Index, to invest cash received from portfolio security dividends or investments in the Core Portfolio, and to raise cash to fund redemptions. The Fund may hold cash or cash equivalents to facilitate payment of the Funds expenses or redemptions and may invest in index futures contracts. For these and other reasons, the Core Portfolio's performance can be expected to approximate but not equal that of the S&P 600 Small Cap Index.

         The S&P 600 Small Cap Index tracks the total return performance of 600 common stocks which are chosen for inclusion in the S&P 600 Small Cap Index by S&P on a statistical basis. The 600 securities, most of which trade on the New York Stock Exchange, represent 4% of the total market value of all U.S. common stocks. Each stock in the S&P 600 Small Cap Index is weighted by its market value. The S&P 600 Small Cap Index emphasizes smaller capitalizations and typically, companies included in the S&P 600 Small Cap Index may not be the largest nor most dominant firms in their respective industries.


RISKS:
 Leverage risk                                        Market risk

SMALL COMPANY STOCK PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Small Company Stock Fund.

SMALL COMPANY GROWTH PORTFOLIO

This Core Portfolio is described in the section of this prospectus describing Small Company Growth Fund.

SMALL COMPANY VALUE PORTFOLIO

The Core Portfolio seeks to provide long-term capital appreciation by investing primarily in smaller companies whose Market Capitalization is less than the largest stock in the Russell 2000 Index. The Adviser focuses on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows or other measures. Value investing provides investors with a less aggressive way to take advantage of growth opportunities of small companies. Value investing therefore may reduce downside risk while offering potential for capital appreciation as a stock gains favor among other investors and its stock price rises.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

SMALL CAP VALUE PORTFOLIO.

The Core Portfolio seeks capital appreciation by investing in common stocks of smaller companies. The Core Portfolio will normally invest substantially all of its assets in securities of companies with market capitalizations that reflect the market capitalization of companies included in the Russell 2000 Index. The Core Portfolio seeks higher growth rates and greater long-term returns by investing primarily in the common stock of smaller companies that the Adviser believes to be undervalued and are likely to report a level of corporate earnings exceeding the level expected by investors. Companies are valued based upon both the price-to-earnings ratio of the company and a comparison of the public market value of the company to a proprietary model that values the company in the private market. In seeking companies that will report a level of earnings exceeding that expected by investors, the Adviser uses both quantitative and fundamental analysis. Among other factors, the Adviser considers changes of earnings estimates by investment analysts, the recent trend of company earnings reports and the fundamental business outlook for the company.

RISKS:
 Leverage risk                                        Small company risk
 Market risk

INTERNATIONAL PORTFOLIO

The Core Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the United States. The Core Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Core Portfolio may also invest in the securities of domestic closed-end investment companies that invest primarily in foreign securities. The Core Portfolio's investments will generally be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. In general, the Core Portfolio will invest only in securities of companies and governments in countries that the Adviser, in its judgment, considers both politically and economically stable. The Fund may concentrate its investments in a particular country, region or type of investment.

         The Core Portfolio may purchase preferred stock and convertible debt securities, including convertible preferred stock. The Core Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates.

RISKS:
 Currency rate risk                                   Leverage risk
 Foreign risk                                         Market risk
 Geographic concentration risk

SCHRODER EM CORE PORTFOLIO

The Core Portfolio seeks to achieve long-term capital appreciation through direct or indirect investment in equity and debt securities of issuers domiciled or doing business in emerging market countries in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe. Current income is incidental to the Core Portfolio's objective.

         The Core Portfolio may invest, under normal market conditions, up to 65% of its total assets in emerging market equity and debt securities, including
common  stocks;   convertible  preferred  stocks;  stock
rights and warrants; convertible debt securities; and non-convertible debt securities. Investments in stock rights and warrants will not be considered for purposes of determining compliance with this policy.

         The Adviser considers "Emerging market" countries generally to be all those countries not included in the Morgan Stanley Capital International World Index ("MSCI World") of major world economies. If, however, the Adviser determines that the economy of a MSCI World-listed country is an emerging market economy, the Adviser may include such country in the emerging market category. The Core Portfolio will not necessarily seek to diversify investments on a geographic basis and may invest more than 25% of its total assets in issuers located in any one country.

         The Fund may invest up to 35% of its total assets in Non-Investment Grade fixed income securities.

RISKS:
 Credit risk                                          Interest rate risk
 Currency rate risk                                   Leverage risk
 Foreign risk                                         Market risk
 Geographic concentration risk                        Prepayment risk

5.       RISK CONSIDERATIONS

The principal risks of the Funds are described below. Each Fund's exposure to these risks depends upon its specific investment profile. The risks which apply to each Fund are listed in the Fund's description above in Investment Objectives and Policies.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Non-Investment Grade securities are especially susceptible to this risk.

CURRENCY RATE RISK. The risk that fluctuations in the exchange rates between the U.S. dollars and foreign currencies may negatively affect an investment.

DIVERSIFICATION RISK. The risk that investments in a comparatively small number of issuers will increase the potential adverse effects of a decline in the value of a Fund's investment in any one issuer.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

GEOGRAPHIC CONCENTRATION RISK. The risk that if a Fund concentrates its investments in a single state, country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that state, country or region than would be a more geographically diverse securities portfolio.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK. The risk that some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

MARKET RISK. The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

PREPAYMENT RISK. The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to invest in obligations with lower interest rates than the prepaid obligations.

SMALL COMPANY RISK. The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

6.       COMMON POLICIES

Except as otherwise indicated, investment policies of the Funds are not deemed to be fundamental and may be changed by the Board without shareholder approval.

UNRATED SECURITIES

Each Fund may retain a security whose rating has been lowered (or a security of comparable quality to a security whose rating has been lowered) below the Fund's lowest permissible rating category if the Fund's Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

TEMPORARY DEFENSIVE POSITION

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective.

         When a Tax-Free Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.

PORTFOLIO TRANSACTIONS

From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Core Portfolio and a possible increase in short-term capital gains or losses.

YEAR 2000

The Funds could be adversely affected if the computer systems used by the Advisers and other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Funds' manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.


7.  MANAGEMENT OF THE FUNDS

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for each Fund and each Core Portfolio except the Core Portfolios advised by Schroder. In this capacity, Norwest makes investment decisions for and administers the Funds' and Core Portfolios' investment programs. NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. is the investment adviser for the Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. In this capacity, Schroder makes investment decisions for and administers those Core Portfolios' investment programs. SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC., 787 SEVENTH AVENUE, 34TH FLOOR, NEW YORK, NY 10019

Norwest and certain of the Funds and the Core Portfolios have retained INVESTMENT SUBADVISERS to make investment decisions for and administer the investment programs of those Funds and Core Portfolios. Norwest decides which portion of the assets of a Fund or Core Portfolio the subadviser should manage and supervises the subadvisers' performance of their duties. The subadvisers are:

CRESTONE CAPITAL MANAGEMENT, INC. ("CRESTONE"), AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVICE REGARDING COMPANIES WITH SMALL MARKET CAPITALIZATION TO VARIOUS CLIENTS, INCLUDING INSTITUTIONAL
INVESTORS. CRESTONE CAPITAL MANAGEMENT, INC., 7720 EAST BELLVIEW AVE., SUITE 220, ENGLEWOOD, CO 80111

GALLIARD CAPITAL MANAGEMENT, INC. ("GALLIARD"), AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVISORY SERVICES TO BANK AND THRIFT INSTITUTIONS, PENSION AND PROFIT SHARING PLANS, TRUSTS AND CHARITABLE ORGANIZATIONS AND CORPORATE AND OTHER BUSINESS ENTITIES. GALLIARD CAPITAL MANAGEMENT, INC., 800 LASALLE AVE. SUITE 2060, MINNEAPOLIS, MN 55479

PEREGRINE CAPITAL MANAGEMENT, INC. ("PEREGRINE"), AN INVESTMENT ADVISORY SUBSIDIARY OF NORWEST BANK, PROVIDES INVESTMENT ADVISORY SERVICES TO CORPORATE AND PUBLIC PENSION PLANS, PROFIT SHARING PLANS, SAVINGS-INVESTMENT PLANS AND 401(K) PLANS. PEREGRINE CAPITAL MANAGEMENT, INC., LASALLE PLAZA, 800 LASALLE AVE., SUITE 1850, MINNEAPOLIS, MN 55402.

SMITH ASSET MANAGEMENT GROUP, L.P. ("SMITH"), AN INVESTMENT ADVISER, AFFILIATED WITH NORWEST BANK,

PROVIDES INVESTMENT MANAGEMENT SERVICES TO COMPANY RETIREMENT PLANS, FOUNDATIONS, ENDOWMENTS, TRUST COMPANIES, AND HIGH NET WORTH INDIVIDUALS USING A DISCIPLINED EQUITY STYLE. SMITH ASSET MANAGEMENT GROUP, L.P., 500 CRESCENT COURT, SUITE 250, DALLAS, TX 75201

         Listed below, for each Fund, are the portfolio managers primarily responsible for the day-to-day management of the Fund's investments. The year a portfolio manager began managing the Fund or Core Portfolio follows the manager's name in parenthesis. The list includes the investment advisory fees payable to Norwest or Schroder by the Fund and by any Core Portfolios in which it invests.

         How investment advisory fees are paid depends on whether or not a Fund invests in Core Portfolios.

      If a Fund invests directly in a portfolio of securities, Norwest receives an investment advisory fee directly from the Fund.

      If a Fund invests in a single Core Portfolio, Norwest or Schroder receives an investment advisory fee from the Core Portfolio.

      If a Fund invests in more than one Core Portfolio, Norwest or Schroder receives an investment advisory fee from each of those Core Portfolios. In addition, Norwest receives a fee from each Fund, except Cash Investment Fund, for the "asset allocation services" of determining the Funds' investments in the Core Portfolios and how much of the Fund's assets to invest in each Core Portfolio.

                   If a Fund invests in more than one Core Portfolio, the total amount of the investment advisory fee paid to Norwest or Schroder as a result of the Fund's investments varies depending on how much of the Fund's assets are invested in and the investment advisory fee payable to each Core Portfolio.

                   Norwest (and not the Funds or Core Portfolios) pays the subadvisers' investment subadvisory fees. The investment subadvisory fees do not increase the amount of the investment advisory fees paid to Norwest by the Funds or Core Portfolios.

          MONEY MARKET FUNDS

          CASH INVESTMENT FUND

CORE PORTFOLIO: PRIME MONEY MARKET PORTFOLIO INVESTMENT ADVISER: NORWEST PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998). Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director Reserve Asset Management. He has over 20 years' experience in managing securities portfolios. Ms. White is the Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992 and has been associated in various investment management capacities since 1993 and in his present capacity of Senior Portfolio Manager since 1998. Prior to 1992 he was an In-Charge Accountant with Price Waterhouse. ADVISORY FEE: 0.40% annually of the Core Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

CORE PORTFOLIO:  MONEY MARKET PORTFOLIO  INVESTMENT  ADVISER:  NORWEST PORTFOLIO
MANAGERS:  David D. Sylvester (19__), Laurie R. White (19__) and Robert G. Leuty
(1998) are  described  above under Prime Money Market  Portfolio.
ADVISORY FEE: 0.20% annually of the Core Portfolio's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily net assets; and 0.12% of the remaining average daily net assets.

READY CASH INVESTMENT FUND

CORE PORTFOLIO: PRIME MONEY MARKET PORTFOLIO
INVESTMENT ADVISOR: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (19__) are described above under Cash Investment Fund.
ADVISORY  FEE:  0.40%  annually  of the Core  Portfolio's  first  $300 million of average daily net assets; 0.36% annually of the next $400 million of average daily net assets; and 0.32% annually of the remaining average daily net assets.

TREASURY PLUS FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (1998), Laurie R. White (1998) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: 0.20% annually of the Fund's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily assets; and 0.12% annually of the remaining average daily net assets.

U. S. GOVERNMENT FUND
TREASURY FUND

INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: for each Fund: 0.20% annually of the Fund's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily assets; and 0.12% annually of the remaining average daily net assets.

MUNICIPAL MONEY MARKET FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER:  David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (1998) are described above under Cash Investment Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's first $500 million of average daily net assets; 0.325% annually of the next $500 million of average daily net assets; and 0.30% annually of the remaining average daily net assets.


FIXED INCOME FUNDS

STABLE INCOME FUND

CORE PORTFOLIO: STABLE INCOME PORTFOLIO
INVESTMENT SUBADVISER: GALLIARD

PORTFOLIO MANAGER: Karl P. Tourville (19__) and John Huber (1998). Mr. Tourville has been a managing partner of Galliard since 1995 and associated with Norwest and its affiliates since 1986, most recently as Vice President and Senior Portfolio Manager of Norwest Bank. Mr. Huber has been a Portfolio Manager and Director of Trading at Galliard since 1995 and has been in investment management since 1991.
ADVISORY FEE: 0.30% annually of the Core Portfolio's average daily net assets.


LIMITED TERM GOVERNMENT INCOME FUND
INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: Marjorie H. Grace, CFA (19__) is a Director, Taxable Fixed Income. Ms. Grace has been associated with Norwest or Norwest Bank since 1992. Before, she was an Institutional Salesperson at Norwest Investment Services, Inc. from 1991-92; a portfolio manager at United Bank of Colorado from 1989-91; and a Vice President and portfolio manager at Columbia Savings and Loan from 1987-89.
ADVISORY FEE:  0.33% annually of each Fund's average daily net assets.

DIVERSIFIED BOND FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: POSITIVE RETURN BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: William D. Giese, CFA (19__) and Patricia Burns (1998). Mr. Giese, a Senior Vice President of Peregrine, has been a portfolio manager at Peregrine for more than ten years and has more than 20 years' experience in fixed income securities management. Ms. Burns, a Senior Vice-President of Peregrine, has been a portfolio manager at Peregrine for more than ten years. She has been associated with Norwest since 1983.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD

PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr.

Merriam, a managing partner of Galliard since 1995, is responsible for investment process and strategy. He was previously Chief Investment Officer of Insight Investment Management. Before, he was the Senior Vice President of Washington Square Capital Management. Mr. Huber is described above under Stable Income Fund. Mr. Yim, Portfolio Manager and Director of Investment Research since 1995, previously worked for six years for American Express Financial Advisors as a Research Analyst focusing on the insurance and finance industries. ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MANAGED FIXED INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGER: Richard Merriam, CFA (19__) and Ajay Mirza (1998). Mr. Merriam is described above under Strategic Value Bond Portfolio. Mr. Mirza has been a Portfolio Manager and Mortgage Specialist with Galliard since 1995. He also has experience as a research analyst at Insight Investment Management and Lehman Brothers.
ADVISORY FEE:  0.35% annually of the Core Portfolio's average daily net assets.

INCOME FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: Marjorie H. Grace, CFA (19__)is described above under Limited Term Government Income Fund.
ADVISORY FEE: 0.50% annually of each Fund's average daily net assets.

TOTAL RETURN BOND FUND

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD

PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam and Mr. Yim are described above under Diversified Bond Fund. Mr. Huber is described above under Stable Income Fund.
ADVISORY  FEE:  0.50% annually of the Core Portfolio's average daily net assets.


TAX-FREE FIXED INCOME FUNDS

LIMITED TERM TAX-FREE FUND
TAX-FREE INCOME FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER:  William T. Jackson,  CFA (19__), Vice President of
Norwest since 1993, was previously a Senior Vice President and Institutional Sales Manager at Norwest Investment Services (1992-93), a Vice President and Municipal Bond Trading Manager (1991-92); and a Vice President and Municipal Bond Trader with Kemper Securities, Inc. (1984-91).
ADVISORY FEE: for each Fund: 0.50% annually of the Fund's average daily net assets.

COLORADO TAX-FREE FUND

INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: William T. Jackson, CFA (19__) is described above under Limited Term Tax-Free Fund.
ADVISORY FEE: 0.50% annually of the Fund's first $300 million of average daily net assets; 0.46% annually of the next $400 million of average daily net assets; and 0.42% annually of the remaining average daily net assets.

MINNESOTA INTERMEDIATE TAX-FREE FUND
MINNESOTA TAX-FREE FUND

INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: Patricia D. Hovanetz, CFA (1991), a Director-Tax-Exempt Fixed Income, has been associated with Norwest or Norwest Bank for more than 25 years in various capacities related to municipal bond investments. Ms. Hovanetz has been a municipal bond fund portfolio manager since 1988.
ADVISORY FEE: MINNESOTA INTERMEDIATE TAX-FREE FUND: 0.25% ANNUALLY OF THE FUND'S AVERAGE DAILY NET ASSETS MINNESOTA TAX-FREE FUND: 0.50% annually of the Fund's first $300 million of average daily net assets; and 0.46% annually of the next $400 million of average daily net assets; and 0.42% annually of the remaining average daily net assets.

BALANCED FUNDS

STRATEGIC INCOME FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: POSITIVE RETURN BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: William D. Giese, CFA (19__) and Patricia Burns (1998) are described above under Diversified Bond Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO

INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam and Mr. Yim are described above under Diversified Bond Fund. Mr. Huber is described above under Stable Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MANAGED FIXED INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST

INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGER: Richard Merriam, CFA (19__) and Ajay Mirza (1998). Mr. Merriam and Mr. Mirza are described above under Diversified Bond Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STABLE INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD.
PORTFOLIO MANAGER: Karl P. Tourville (19__) is described above under Stable Income Fund.
ADVISORY FEE: 0.30% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MONEY MARKET PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGERS: David D. Sylvester (19__), Laurie R. White (19__) and Robert
G. Leuty (19__) are described above under Cash Investment Fund.
ADVISORY FEES: 0.20% annually of the Core Portfolio's first $300 million of average daily net assets; 0.16% annually of the next $400 million of average daily net assets; and 0.12% for the remaining average daily net assets.

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) a Managing Director, Equities of Norwest, has been associated with Norwest and its affiliates for over 20 years in various investment related capacities.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (1998). Mr. Dale, a Senior Vice President of Peregrine, has held various investment management positions with Norwest, Peregrine and their affiliates since 1968. Mr. Nussbaum, a Senior Vice President of Peregrine, has been associated with Peregrine in various investment management positions since 1990. Mr. Nussbaum was an analyst with Shawmut National Bank from 1988-1990.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                             SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO  MANAGER:  Stephen S. Smith,  CFA (199_),  Chief  Investment
Officer  and  principal  of the Smith  Group,  has held  these  positions  since
November 1995. Mr. Smith previously served as senior portfolio manager with NationsBank, managing approximately $1 billion in client assets. He also held positions as manager of the institutional asset management group, manager of the disciplined equity style, member of the Investment Policy Committee and sub-adviser for a portfolio of AIM Management Company's Summit Fund.
ADVISORY FEE:
DISCIPLINED  GROWTH  PORTFOLIO:  0.90% ANNUALLY OF THE CORE PORTFOLIO'S  AVERAGE
DAILY NET ASSETS. SMALL CAP VALUE PORTFOLIO: 0.95% ANNUALLY OF THE CORE PORTFOLIO'S AVERAGE DAILY NET ASSETS.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__), and Paul E. von Kuster, CFA (19__). Mr. Mersky, the President of Peregrine, has held various investment management positions with Norwest, Peregrine and their affiliates since 1977 and was head of investments for Norwest Bank from 1980 to 1984. Mr. von Kuster, a Senior Vice President of Peregrine, has held various investment management positions with Peregrine, Norwest and their affiliates since 1972.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE

PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh, CFA (1998) Mr. Coin has been a Senior Vice President of Peregrine since 1995. From 1992 to 1995 he was a research officer at Lord Asset Management. Before joining Peregrine, he was associated with Morgan Stanley Asset Management. Mr. Pugh, a Senior Vice President of Peregrine, has been associated with Peregrine since December 1997. Before joining Peregrine, Mr. Pugh was a senior equity analyst and portfolio manager for Advantus Capital Management from 1994-1997 and an analyst with Kemper Corporation from 1991-1994.

ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is the founder, President and a Director of Crestone, which was incorporated in 1990.
ADVISORY  FEE:  0.90%
annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER

PORTFOLIO MANAGER: Michael Perelstein (1997) has been a Senior Vice President of Schroder since January 1997. With the assistance of a Schroder investment committee, he is primarily responsible for the day-to day management of the Core Portfolio's investments. Previously Mr. Perelstein was a Managing Director at MacKay Shields. He has more than 12 years of international and global investment experience.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), assisted by the management team of Heather Crighton (1997) and Mark Bridgeman (1997). Mr. Troiano, Chief Executive Officer of Schroder since April 1, 1997, has been a Managing Director of Schroder since October 1995 and has been employed by various Schroder affiliated companies in the investment research and portfolio management areas since 1981. Ms. Crighton and Mr. Bridgeman are Vice Presidents of Schroder and have been employed by various Schroder affiliated companies in the investment research and portfolio management areas since 1992 and 1990, respectively.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


MODERATE BALANCED FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: POSITIVE RETURN BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: William D. Geise, CFA (19__) and Patricia Burns (1998) are described above under Diversified Bond Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam and Mr. Yim are described above under Diversified Bond Fund. Mr. Huber is described above under Stable Income Fund.
ADVISORY  FEE:  0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MANAGED FIXED INCOME PORTFOLIO

INVESTMENT ADVISER: NORWEST

INVESTMENT SUBADVISER: GALLIARD

PORTFOLIO MANAGER: Richard Merriam, CFA (19__) and Ajay Mirza (19__) are described above under Diversified Bond Fund.

ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STABLE INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD.
PORTFOLIO MANAGER: Karl P. Tourville (19__) is described above under Stable Income Fund.
ADVISORY FEE: 0.30% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST

PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                 SMALL CAP VALUE PORTFOLIO

INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_) is described above under Strategic Income Fund.
ADVISORY FEE:

DISCIPLINED GROWTH PORTFOLIO: 0.90% annually of the Core Portfolio's average daily net assets.
SMALL CAP VALUE PORTFOLIO: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__), and Paul E. von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE:  0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO

INVESTMENT ADVISER: NORWEST

INVESTMENT SUBADVISER: PEREGRINE

PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core
Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.

ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets. CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Strategic Income Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Strategic Income Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


GROWTH BALANCED FUND
AGGRESSIVE BALANCED-EQUITY FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                 SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith (199_) is described above under Strategic Income Fund.
ADVISORY FEE:
DISCIPLINED GROWTH PORTFOLIO: 0.90% annually of the Core Portfolio's average daily net assets.
SMALL  CAP  VALUE  PORTFOLIO:  0.95%  annually  of the Core
Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Strategic Income Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Strategic Income Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: POSITIVE RETURN BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: William D. Geise, CFA (19__) and Patricia Burns (1998) are described above under Diversified Bond Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: STRATEGIC VALUE BOND PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGERS: Richard Merriam, CFA (19__), John Huber (19__) and David Yim (19__). Mr. Merriam and Mr. Yim are described above under Diversified Bond Fund. Mr. Huber is described above under Stable Income Fund.

ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: MANAGED FIXED INCOME PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: GALLIARD
PORTFOLIO MANAGER: Richard Merriam, CFA (19__) and Ajay Mirza (1998) are described above under Diversified Bond Fund.
ADVISORY FEE: 0.35% annually of the Core Portfolio's average daily net assets.


EQUITY FUNDS

INDEX FUND

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.


INCOME EQUITY FUND

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.


VALUGROWTH STOCK FUND

INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David S. Lunt, CFA (1996), a Managing Director, Equities, has been associated with Norwest and its affiliates since 1992. Previously Mr. Lunt was a portfolio manager for FirsTier Bank and a securities analyst for Woodmen Accident and Life Company.
ADVISORY FEE: 0.80% annually of the Fund's first $300 million of average daily net assets; 0.76% annually of the next $400 million of average daily net assets; 0.72% annually of the remaining average daily net assets.


DIVERSIFIED EQUITY FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under

CASH INVESTMENT FUND.
ADVISORY FEE: 0.15% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INCOME EQUITY PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David L. Roberts, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.50% annually of the Core Portfolio's average daily net assets.


CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: DISCIPLINED GROWTH PORTFOLIO
                 SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith (199_) is described above under Strategic Income Fund.
ADVISORY FEE:
DISCIPLINED GROWTH PORTFOLIO: 0.90% annually of the Core Portfolio's average daily net assets.
SMALL CAP VALUE PORTFOLIO: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.


CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Strategic Income Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Strategic Income Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


GROWTH EQUITY FUND

FUND INVESTMENT ADVISER: NORWEST FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: SMALL CAP VALUE PORTFOLIO
                 SMALL CAP VALUE PORTFOLIO

INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_) is described above under Strategic Income Fund.
ADVISORY FEE: 0.95% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO

INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described above under Strategic Income Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Strategic Income Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


LARGE COMPANY GROWTH FUND
CORE PORTFOLIO: LARGE COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGER: John S. Dale, CFA (19__) and Gary E. Nussbaum, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.65% annually of the Core Portfolio's average daily net assets.

DIVERSIFIED SMALL CAP FUND
FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: SMALL CAP INDEX PORTFOLIO
INVESTMENT ADVISER: NORWEST
PORTFOLIO MANAGER: David D. Sylvester (19__) and Laurie R. White (19__) are described above under Cash Investment Fund.
ADVISORY FEE: 0.25% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE

PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Tasso H. Coin, Jr. (19__) and Douglas G. Pugh (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIOS: SMALL CAP VALUE PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: SMITH
PORTFOLIO MANAGER: Stephen S. Smith, CFA (199_) is described above under Strategic Income Fund.
ADVISORY FEE:
DISCIPLINED GROWTH PORTFOLIO: 0.90% annually of the Core Portfolio's average daily net assets.
SMALL CAP VALUE PORTFOLIO: 0.95% annually of the Core Portfolio's average daily net assets.


SMALL COMPANY STOCK FUND

CORE PORTFOLIO: SMALL COMPANY STOCK PORTFOLIO
INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: CRESTONE
PORTFOLIO MANAGER: Kirk McCown, CFA (19__) is described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.


SMALL CAP OPPORTUNITIES FUND

CORE PORTFOLIO: SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Ms. Fariba Talebi (19__), a Group Vice President of Schroder, is assisted by a small cap investment team. Ms. Talebi has served in Schroder's investment research and portfolio management areas since 1987.

ADVISORY FEE: 0.60% annually of the Core Portfolio's average daily net assets.


SMALL COMPANY GROWTH FUND

CORE PORTFOLIO: SMALL COMPANY GROWTH PORTFOLIO

INVESTMENT ADVISER: NORWEST
INVESTMENT SUBADVISER: PEREGRINE
PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__) and Paul E. von Kuster, CFA (19__) are described above under Strategic Income Fund.
ADVISORY FEE: 0.90% annually of the Core Portfolio's average daily net assets.


INTERNATIONAL FUND

FUND INVESTMENT ADVISER: NORWEST
FUND ADVISORY FEE: 0.25% annually of the Fund's average daily net assets.

CORE PORTFOLIO: INTERNATIONAL PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: Michael Perelstein (1997) is described under Strategic Income Fund.
ADVISORY FEE: 0.45% annually of the Core Portfolio's average daily net assets.

CORE PORTFOLIO: SCHRODER EM CORE PORTFOLIO
INVESTMENT ADVISER: SCHRODER
PORTFOLIO MANAGER: John A. Troiano (1997), Heather Crighton (1997) and Mark Bridgeman (1997) are described above under Strategic Income Fund.
ADVISORY FEE: 1.00% annually of the Core Portfolio's average daily net assets.


DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in one or more Core Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Core Portfolios. If a Fund redeems assets from a Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.


          8.      PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after acceptance of an order, or receipt of a redemption request, on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Funds' transfer agent processes all transactions in Fund shares.

          You may purchase and redeem Fund shares without a sales or redemption charge. I Shares and Investor Shares require a minimum initial investment of $1,000 and a minimum subsequent investments of

$100. Institutional Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments.

          If you purchase Money Market Fund shares, your shares will become eligible to receive dividends on the day that an order is accepted. If you purchase shares of any other type of Fund, your shares will become eligible to receive dividends the Fund Business Day after a purchase order is accepted.

          The Funds reserve the right to reject any subscription for the purchase of shares. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

          If you purchase Money Market Fund shares, your order will not be accepted or invested by a Fund until the Fund receives immediately available funds. Norwest Advantage Funds may accept purchase and redemption orders for Money Market Funds only until the times indicated below. (Times indicated are Eastern Time.)
                                             Order Must Be       Payment Must Be
   Money Market Fund                          Received By          Received By
  -------------------                        --------------       --------------
   Cash Investment Fund                         3:00 p.m.            4:00 p.m.
   Ready Cash Investment Fund                   3:00 p.m.            4:00 p.m.
   U.S. Government Fund                         3:00 p.m.            4:00 p.m.
   Treasury Plus Fund                           5:00 p.m.            5:00 p.m.
   Treasury Fund                                1:00 p.m.            4:00 p.m.
   Municipal Money Market Fund                 12:00 p.m.            4:00 p.m.


          The Money Market Funds may advance the time by which purchase or redemption orders and payments are received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early; the Public Securities Association recommends that the government securities markets close early; or other circumstances affect a Fund's trading hours.

PURCHASING SHARES DIRECTLY

          You may obtain an account application by writing Norwest Advantage Funds at the following address:

                                     Norwest Advantage Funds
                                     [Name of Fund]
                                     Norwest Bank Minnesota, N.A.
                                     Transfer Agent
                                     733 Marquette Avenue
                                     Minneapolis, MN 55479-0040

          When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemptions.

          You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

          Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

          Purchases by Mail. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Funds' distributor.

          To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other method of payment by check will be accepted.

          Purchases by Bank Wire You must first telephone the Funds' transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in a Fund by bank wire. Then instruct your bank to wire your money immediately to:

                                 Norwest Bank Minnesota, N.A.
                                 A091 000 019
                                 For Credit to: Norwest Advantage Funds 0844-131
                                 Re: [Name of Fund][Class of Shares]
                                 Account No.:
                                 Account Name:

          Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Funds do not charge for the receipt of wire transfers. The Funds treat payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase a Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for redeeming shares.

          SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

          GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

          Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed Money Market Fund shares are not entitled to receive dividends on the day on which the redemption is effective. Redeemed shares of any other type of Fund are not entitled to receive dividends after the day on which the redemption is effective.

          Redemption orders for Money Market Fund shares are accepted up to the times indicated above for acceptance of purchase orders of Money Market Fund shares. As described above, the Money Market Funds may advance the times for receipt of redemption orders.

          Normally,    redemption   proceeds  are  paid   immediately  following
acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

          To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

          You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

          The Funds and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Funds and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

          Because   of   the   cost   of  maintaining smaller accounts,  Norwest
Advantage  Funds may redeem,
upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

          If you have invested directly in a Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request a Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

If you hold I Shares or Institutional Shares, you may exchange those shares for I Shares or Institutional Shares of other Funds offering those shares. If you hold Investor Shares, you may exchange those shares for Investor Shares of the Funds offering Investor Shares or for a class of shares of certain of the Funds that is not offered by this prospectus. Call or write the transfer agent for more information.

          The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Funds, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the Fund into which you are exchanging.

          You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a Fund only if that Fund's shares may legally be sold in your state of residence.

          The Funds and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Funds may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

          9.      DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared and paid as follows:

Declared daily  and  paid  monthly:          Each  Money  Market  Fund,  Limited
                                             Term   Government   Income    Fund,
                                             Income  Fund,  Total  Return   Bond
                                             Fund and each Tax-Free Fixed Income
                                             Fund.

Declared  and  paid monthly:                 Stable   Income Fund,  Intermediate
                                             Government    Income   Fund    and
                                             Diversified Bond Fund.

Declared and paid quarterly:                 Income  Equity   Fund,   ValuGrowth
                                             Stock Fund and Small Company  Stock
                                             Fund.

Declared and paid annually:                  Each  Balanced  Fund,  Index  Fund,
                                             Diversified   Equity  Fund,  Growth
                                             Equity Fund, Large  Company  Growth
                                             Fund, Diversified Small  Cap  Fund,
                                             Small   Cap   Opportunities   Fund,
                                             Small   Company   Growth   Fund and
                                             International Fund.

                   Each Fund's net capital gain, if any, is distributed at least annually.

               You have three choices for receiving dividends and distributions: the Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all dividends and distributions of a Fund are automatically invested in additional shares of that Fund. You are automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of a Fund's shares in a single account, you can have that Fund's dividends and distributions reinvested in shares of another Fund.

Call or write the transfer agent for more information about the Directed Dividend Option.

         All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a Fund. All dividends and distributions reinvested in a Fund are reinvested at the Fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

Dividends paid by a Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends (other than those of Funds that declare dividends daily) and distributions reduce the net asset value of the Fund paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

FUNDS INVESTING IN FOREIGN SECURITIES

If a Fund receives investment income from sources within foreign countries, that income may be subject to foreign income or other taxes. International Fund intends, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by International Portfolio and Schroder EM Core Portfolio. If you own shares of International Fund, you will be notified of your share of those foreign taxes and will be required to treat the amount of the foreign taxes as additional income. In that event, you may be entitled to claim a credit or deduction for those taxes.

TAX-EXEMPT DISTRIBUTIONS

Generally, you will not be subject to federal income tax on dividends paid by Municipal Money Market Fund or by a Tax-Free Fixed Income Fund out of tax-exempt interest income earned by the Fund ("exempt-interest dividends"). If you use, or are related to someone who uses, facilities financed by private activity securities held by a Fund, you may be subject to federal income tax on your pro rata share of the interest income from those securities and should consult your tax adviser before purchasing shares. In addition, exempt-interest dividends are included in the "adjusted current earnings" of corporations for AMT purposes. If you borrow money to purchase or carry the Funds' shares, the interest on your debt generally is not deductible for federal income tax purposes.

MUNICIPAL MONEY MARKET FUND, LIMITED-TERM TAX-FREE FUND and TAX-FREE INCOME FUND. The federal income tax exemption on dividends of Municipal Securities interest does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. You may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which you reside. You may, however, be subject to tax on income derived from the Municipal Securities of other jurisdictions. Consult your tax adviser concerning the application of state and local taxes to investments in a Fund that may differ from the federal income tax consequences described above.

COLORADO TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Colorado personal income tax. Dividends and distributions made by the Fund to Colorado individuals, trusts, estates and corporations subject to the Colorado income tax generally will be treated for Colorado income tax purposes in the same manner as they are treated for federal income tax purposes. Some differences may arise for taxpayers subject to the AMT because interest on Colorado private activity bonds is not a preference item for Colorado income tax purposes. Furthermore, Colorado has no corporate AMT. Because the Fund may, except as indicated, purchase only Colorado Municipal Securities, none of the exempt interest dividends paid by the Fund will be subject to Colorado income tax.

MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND. It is anticipated that substantially all of the dividends paid by the Fund to individuals will be exempt from Minnesota personal income tax. Interest earned on Minnesota Municipal Securities is generally excluded from gross income for Minnesota state income tax purposes, while interest earned on securities issued by municipal issuers from other states is not excluded. At least 95% of the exempt-interest dividends paid by the Fund must be derived from Minnesota Municipal Securities in order for any portion of the exempt-interest dividends paid by the Fund to be exempt from the Minnesota personal income tax. Exempt-interest dividends paid by the Fund to shareholders that are corporations are subject to Minnesota franchise tax.

         Under Minnesota law, if the difference in state income tax treatment between Minnesota Municipal Securities and the Municipal Securities of issuers in other states should be judicially determined to discriminate against interstate commerce, the Minnesota legislature has expressed its intention that the discrimination be remedied by adding interest on Minnesota Municipal Securities to the taxable income of Minnesota residents. This treatment would begin with the taxable years that begin during the calendar year in which the court's decision is final. If the interest on Minnesota Municipal Securities is determined in general to be taxable income for Minnesota income tax, the Fund will consider what actions are to be taken in light of its current investment objectives and investment policies.

         The Minnesota AMT on resident individuals is based in part on their income for purposes of the federal AMT. Accordingly, individual shareholders of the Fund may be subject to the Minnesota AMT on exempt-interest dividends paid by the Fund which are attributable to interest received by the Fund on certain private activity securities issued after August 7, 1986, even though those dividends are exempt from the regular Minnesota personal income tax.


10.      OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. The Funds determines their net asset values at the following times:


   ---------------------------------------------------------- ------------------------------------------------------
   Treasury Fund and Municipal Money Market Fund              12:00 p.m., Eastern Time
   ---------------------------------------------------------- ------------------------------------------------------
   ---------------------------------------------------------- ------------------------------------------------------
   Cash  Investment  Fund,  Ready Cash  Investment  Fund and  3:00 p.m., Eastern Time
   U.S. Government Fund
   ---------------------------------------------------------- ------------------------------------------------------
   ---------------------------------------------------------- ------------------------------------------------------
   Treasury Plus Fund                                         5:00 p.m., Eastern Time
   ---------------------------------------------------------- ------------------------------------------------------
   ---------------------------------------------------------- ------------------------------------------------------
   Each other Fund                                            4:00 p.m., Eastern Time
   ---------------------------------------------------------- ------------------------------------------------------

All Funds other than Money Market Funds value portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Funds value those securities at fair value as determined by or pursuant to procedures adopted by the Board.

         In order to maintain net asset value per share at $1.00, the Money Market Funds value their portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of a Money Market Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

         The Core Portfolios follow similar procedures in determining their net asset values.

         European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Funds may make an adjustment to the value of the securities for purposes of determining net asset value.

         For purposes of determining net asset value, the Funds convert all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S.
dollar last quoted by a major bank prior to the time of conversion.


CORE PORTFOLIOS

Each Fund reserves the right to invest in one or more Core Portfolios. Each Fund bears its pro rata portion of the expenses of any Core Portfolio in which it invests. The Board may redeem a Fund's investment in a Core Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. A Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUNDS' OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Funds and their investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Funds' statement of additional information, or "SAI," contains detailed information about the Funds, such as their investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about each Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, each Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling 1-800- XXX-XXXX or 1-207-879-0001.

The Funds' reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Funds is 811-4881.

                            NORWEST ADVANTAGE FUNDS





                           READY CASH INVESTMENT FUND
                             Public Entities Shares

                                   PROSPECTUS

                                 October 1, 1998

























AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should consider the discussion under Investment Objectives and Policies.

WHO SHOULD INVEST

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE

The Fund seeks high current income consistent with the preservation of capital and the maintenance of liquidity. The Fund invests primarily in high-quality money market instruments of U.S. and foreign issuers.

CLASS OF SHARES

This prospectus offers Public Entities Shares of the Fund. Public Entities Shares are designed primarily for Minnesota public entities -- including county treasuries, school and water/sewer districts and other public entities.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as the Core Portfolio. Except when necessary to describe the Fund's investments in the Core Portfolio, this prospectus discusses the Fund's investments in the Core Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Core Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. This prospectus generally refers to Norwest as the Adviser.

PURCHASE AND REDEMPTION OF SHARES

You may purchase or redeem shares without sales or other charges. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum subsequent investment requirement.

EXCHANGES

You may exchange your shares for shares of certain other funds of Norwest Advantage Funds.

DIVIDENDS

Dividends of net investment income are paid monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.


EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in the Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. Public Entities Shares do not have distribution expenses or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Investment Advisory Fees(after fee waivers)(2)                             0.33%
Other Expenses (after fee waivers/reimbursements)(3)                       0.22%
                                                                           -----
Total Operating Expenses (after fee waivers/reimbursements)(3)             0.55%

(1) The expenses are estimated. The Fund indirectly bears its pro rata share of the Core Portfolio's expenses.
(2) Investment Advisory Fees reflects the investment advisory fees incurred by the Core Portfolio.

(3) Absent estimated expense reimbursements and fee waivers, the expenses would be: Other Expenses, 0.56% and Total Operating Expenses, 0.89%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in the Fund's shares, the expenses listed in Annual Fund Operating Expenses, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

          1 YEAR                    3 YEARS                   5 YEARS                   10 YEARS
          ------                    -------                   -------                   --------

            $6                         18                        31                        69


2.       GLOSSARY

Term                                Definition
----                                ----------
Board                               The  Board  of Trustees of Norwest Advantage
                                    Funds

Municipal Security                  A  debt   obligation   issued   by   or   on
                                    behalf  of  the   states,   territories   or
                                    possessions  of  the  United   States,   the
                                    District of Columbia and their subdivisions,
                                    authorities,      instrumentalities      and
                                    corporations,   with  interest
                                    exempt  from federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

SEC                                 Securities and Exchange Commission

U.S. Government Security            An  obligation  issued or  guaranteed  as to
                                    principal   and   interest   by   the   U.S.
                                    Government,    its    agencies     or    its
                                    instrumentalities.




3.       INVESTMENT OBJECTIVES AND POLICIES

The Fund's investments are made under the requirements of a SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund will invest at least 95% of its total assets in securities in the highest rating category.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities and corporate debt securities. The Fund may invest in securities with fixed, variable or floating rates of interest.

The Fund may invest in debt obligations of financial institutions. These include U.S. dollar-denominated negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO.

The Fund has the following types of risks, which are listed in alphabetical order:

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the securities in the Fund's portfolio are paid in full at maturity.

4.   MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Core Portfolio. In this capacity, Norwest makes investment decisions for and administers the Core Portfolio's investment programs. Norwest receives an investment advisory fee from the Core Portfolio.

NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Core Portfolio in 19__, 19__ and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. He has over 20 years' experience in managing securities portfolios. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998. Prior to 1992 he was an In-Charge Accountant with Price Waterhouse.

ADVISORY FEE: The Adviser receives 0.40% annually of the Core Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Core Portfolio or Core Portfolios. If the Fund redeems its assets from the Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

5.       PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after acceptance of an order, or receipt of a redemption request, on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. Public Entities Shares require a minimum initial investment of $100,000 and have no minimum for subsequent investments.

Your shares will become eligible to receive dividends on the day that an order is accepted.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

Your order will not be accepted or invested by the Fund until the Fund receives immediately available funds. Norwest Advantage Funds may accept purchase and redemption orders for the Fund only until the times indicated below. Times indicated are Eastern Time.

                      Order Must Be          Payment Must Be
                       Received By             Received By
                      -------------          ----------------
                        3:00 p.m.               4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments are received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early; the Public Securities Association recommends that the government securities markets close early; or other circumstances affect the Fund's trading hours.

PURCHASING SHARES DIRECTLY

         You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Fund's distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE. You must first telephone the Fund's transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131 Re:Ready Cash Investment Fund, Public Entities Shares Account No.:
                           Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Fund does not charge for the receipt of wire transfers. The Fund treats payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive dividends on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of purchase orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $100,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Public Entities Shares for shares of other funds of Norwest Advantage Funds. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

6.       DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared daily and paid monthly. The Fund's net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.

*    Under  the  Reinvestment  Option,  all  dividends  and  distributions  are
     automatically   invested  in  additional   shares  of  the  Fund.  You  are
     automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
     Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All dividends and distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the dividend or distribution.

TAX MATTERS

The Fund's dividends of net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

7.       OTHER INFORMATION

INVESTMENT POLICIES

Except as otherwise indicated, the Fund's investment policies are not deemed to be fundamental and may be changed by the Board without shareholder approval.

DETERMINATION OF NET ASSET VALUE

The Fund determines its net asset value at 3:00p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

The Core Portfolio follows similar procedures in determining its net asset value.

YEAR 2000

The Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Fund's manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

CORE PORTFOLIOS

The Fund bears its pro rata portion of the expenses of the Core Portfolio. The Board may redeem the Fund's investment in the Core Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800-XXX-XXXX or 1-207-879-0001.

The Fund's reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.

                             NORWEST ADVANTAGE FUNDS





                           READY CASH INVESTMENT FUND
                                 Exchange Shares

                                   PROSPECTUS

                                 October 1, 1998



































AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should consider the discussion under Investment Objectives and Policies.

WHO SHOULD INVEST

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE

The Fund seeks high current income consistent with the preservation of capital and the maintenance of liquidity. The Fund invests primarily in high-quality money market instruments of U.S. and foreign issuers.


CLASS OF SHARES

This prospectus offers Exchange Shares of the Fund. You may purchase Exchange Shares only through exchanges of B Shares of other funds of Norwest Advantage Funds. Exchange Shares are offered at net asset value and will convert to Institutional Shares of the Fund in a fixed number of years. If you redeem Exchange Shares, you pay a contingent deferred sales charge. The amount of the charge depends on the length of time you have held the shares.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as the Core Portfolio. Except when necessary to describe the Fund's investments in the Core Portfolio, this prospectus discusses the Fund's investments in the Core Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the Core Portfolio's investment adviser. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. This prospectus generally refers to Norwest as the Adviser.

PURCHASE OF SHARES

Exchange Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100.

EXCHANGES

You may exchange Exchange Shares for B Shares of other funds of Norwest Advantage Funds.

DIVIDENDS

The Fund pays dividends of net investment income monthly.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. If you invest in the Fund, the income you receive will vary with changes in interest rates. In addition, the Fund's investments have "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. The Fund also has the risk that it may not be able to maintain a stable net asset value of $1.00 per share.

The Fund has the risk that the Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole.


EXPENSE INFORMATION

The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales charge imposed on purchases
     (as a percentage of offering price)                                    Zero
     Maximum deferred sales charge
     (as a percentage of the lesser of original
     purchase price or redemption proceeds)                              4.0%(1)


ANNUAL FUND OPERATING EXPENSES(2)(6)
         (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Investment Advisory Fees                                                    None
Rule 12b-1 Fees (after fee waivers)(3)                                     0.75%
Other Expenses (after reimbursements)                                      0.41%
Investment Advisory Fees - Core Portfolio(4)                               0.34%
Other Expenses - Core Portfolio (after reimbursements)                     0.07%
                                                                           -----
TOTAL OPERATING EXPENSES (after reimbursements)(5)                         1.57%

(1) The amount of the contingent deferred sales charge applicable to any Exchange Share will depend upon the deferred sales charges of the B Shares originally purchased. The maximum possible contingent deferred sales charge is 4.0%. The charge declines from the maximum each year following the original purchase of B Shares until it reaches zero.
(2)  The Fund  bears its pro rata  share of the Core  Portfolio's  expenses.
(3)  Absent fee waivers, Rule 12b-1 Fees would be 1.00%.
(4) Investment Advisory Fees - Core Portfolio reflects the investment advisory fee of the Core Portfolio, which, absent fee waivers, would be 0.34%.
(5) Norwest and the Fund's manager have agreed to waive their respective fees or reimburse expenses in order to maintain the Fund's total combined operating expenses through May 31, 1998 at or below 1.57%. Any proposed reduction of those waivers or reimbursements would require review by the Fund's Board of Trustees.
(6) Absent estimated expense reimbursements and fee waivers, the expenses of Exchange Shares would be: Other Expenses, 3.09%; Other Expenses -- Core Portfolio, 0.07%; and Total Operating Expenses, 4.50%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses that you would pay, assuming a $1,000 investment in the Fund's Shares, the expenses listed in the Annual Fund Operating Expenses table, a 5% annual return and reinvestment of all dividends and distributions. The example should not be considered a representation of past or future expenses or return. Actual expenses and return may be greater or less than indicated.

                                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                         ------       -------       -------       --------


Assuming redemption at the end of the period
Assuming no redemption
2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _______________, independent auditors, whose reports, along with the Fund's financial statements, are included in the Annual Report for the Fund, which is available upon request. Other independent auditors audited information for prior periods.

3.       GLOSSARY

Term                                Definition
----                                ----------
Board                               The  Board  of Trustees of Norwest Advantage
                                    Funds

CDSC                                Contingent Deferred Sales Charge

Municipal                           Security A debt  obligation  issued by or on
                                    behalf  of  the   states,   territories   or
                                    possessions  of  the  United   States,   the
                                    District of Columbia and their subdivisions,
                                    authorities,      instrumentalities      and
                                    corporations,   with  interest  exempt  from
                                    federal income tax.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's Corporation or Moody's Investors Service, that rates fixed income securities and preferred stock by relative credit risk.

SEC                                 Securities and Exchange Commission

U.S. Government Security            An  obligation  issued or  guaranteed  as to
                                    principal  and interest by the U.S.
                                    Government,    its     agencies   or     its
                                    instrumentalities.




4.       INVESTMENT OBJECTIVES AND POLICIES

The Fund's investments are made under the requirements of a SEC rule governing the investments that money market funds may make. The Fund invests only in high-quality, short-term money market instruments that are determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks.

High-quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by the Adviser to be of comparable quality. The Fund will invest at least 95% of its total assets in securities in the highest rating category.

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES. The Fund invests in a broad spectrum of high-quality money market instruments of U.S. and foreign issuers, including U.S. Government Securities, Municipal Securities and corporate debt securities. The Fund may invest in securities with fixed, variable or floating rates of interest.

The Fund may invest in debt obligations of financial institutions. These include U.S. dollar-denominated negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches, U.S. branches and agencies of foreign banks, and wholly-owned banking-related subsidiaries of foreign banks. The Fund limits its investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion, or the equivalent in other currencies.

The Fund normally will invest more than 25% of its total assets in the obligations of domestic and foreign financial institutions, their holding companies, and their subsidiaries. The Fund may not invest more than 25% of its total assets in any other single industry.

The Fund seeks to maintain a rating within the two highest short-term categories assigned by at least one NRSRO.

The Fund has the following types of risks, which are listed in alphabetical order:


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets.

INTEREST RATE RISK. The risk that changing interest rates may affect the value of your investment. With fixed-rate securities, an increase in interest rates typically causes the value of the Fund's securities to fall, while a decline in interest rates may produce an increase in the market value of the securities. Because of this risk, an investment in the Fund is subject to risk even if all the securities in the Fund's portfolio are paid in full at maturity.

5.  MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Core Portfolio. In this capacity, Norwest makes investment decisions for and administers the Core Portfolio's investment programs. Norwest receives an investment advisory fee from the Core Portfolio.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

PORTFOLIO MANAGERS: David D. Sylvester, Laurie R. White and Robert G. Leuty are primarily responsible for the day-to-day management of the Fund's investments. They became portfolio managers for the Core Portfolio in 19__, 19__ and 1998, respectively. Mr. Sylvester has been associated with Norwest and Norwest Bank since 1979, and currently is a Managing Director - Reserve Asset Management. He has over 20 years' experience in managing securities portfolios. Ms. White is a Director-Reserve Asset Management and has been associated with Norwest or Norwest Bank since 1991; from 1989 to 1991, she was a Portfolio Manager at Richfield Bank and Trust. Mr. Leuty has been associated with Norwest or Norwest Bank since 1992, has been associated in various investment management capacities since 1993 and has been in his present capacity of Senior Portfolio Manager since 1998. Prior to 1992 he was an In-Charge Accountant with Price Waterhouse.

ADVISORY FEE: The Adviser receives 0.40% annually of the Core Portfolio's first $300 million of average daily net assets; 0.36% annually for the next $400 million of average daily net assets; and 0.32% annually for the remaining average daily net assets.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in a Core Portfolio or Core Portfolios. If the Fund redeems its assets from the Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets.

6.       CHARACTERISTICS OF EXCHANGE SHARES


Exchange Shares have distribution and shareholder servicing fees of 1.00% of the average daily net assets of the class under a Rule 12b-1 distribution plan. Because distribution fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying a front-end sales charge.

If you redeem Exchange Shares, there will be a CDSC on the redemption to the extent that there would be a CDSC if you were redeeming the B Shares you originally purchased. The amount of the CDSC will vary depending which fund's shares you originally purchased and the number of years between the purchase of those shares and the redemption of the Exchange Shares. You will pay the CDSC on the lesser of the cost of the B Shares originally purchased and the net asset value of the Exchange Shares upon redemption. There is no CDSC on Exchange Shares purchased through reinvestments of dividends and distributions.

The Fund will redeem shares so that you pay the lowest possible CDSC. Redemptions will automatically be made first from any Investor Shares in the Fund, second from Exchange Shares acquired pursuant to reinvestment of dividends and distributions, third from Exchange Shares which have been held for long enough so that there is no applicable CDSC and fourth from the longest outstanding remaining Exchange Shares.

CONVERSION FEATURE. Exchange Shares will automatically convert to Investor Shares of the Fund (a class of the Fund's shares that does not have a CDSC or distribution fees) when the B Shares you originally purchased would have converted to A Shares had they not been exchanged. The conversion will be on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. For purposes of conversion, the Fund will consider Exchange Shares purchased through the reinvestment of dividends and distributions to be held in a separate sub-account. Each time any Exchange Shares in your account (other than those in the sub-account) convert, a corresponding pro rata portion of the shares in the sub-account will also convert. The Funds may suspend the conversion feature in the future; in that event, Exchange Shares might continue to pay their distribution fee indefinitely.

9.       PURCHASE AND REDEMPTION OF SHARES

You may exchange for or redeem shares at a price equal to their net asset value next determined, subject in the case of redemptions to a CDSC, after acceptance of an order or receipt of a redemption request on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You  may  exchange  for  Exchange   Shares   directly  or  through  a  financial
institution. The Fund's transfer agent processes all transactions in Fund shares. Exchange Shares require a minimum initial investment of $1,000 and have minimum subsequent investments of $100. Your shares will become eligible to receive dividends on the day that an order is accepted.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.

The Fund may may accept purchase and redemption orders only until the times indicated below. Times indicated are Eastern Time.

                     Order Must Be        Payment Must Be
                      Received By           Received By
                       3:00 p.m.             4:00 p.m.

The Fund may advance the time by which purchase or redemption orders and payments are received on days that the New York Stock Exchange or Minneapolis Federal Reserve Bank closes early; the Public Securities Association recommends that the government securities markets close early; or other circumstances affect the Fund's trading hours.

PURCHASING SHARES DIRECTLY

If you exchange B Shares for Exchange Shares, you will have an account opened automatically. Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

EXCHANGES BY MAIL. You may exchange B Shares for the Fund's Exchange Shares by sending a written request accompanied by any share certificates you have been issued to Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Ready Cash Investment Fund, Exchange Shares
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

Sign all requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have elected telephone exchange privileges, you may exchange B Shares for Exchange Shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

EXCHANGES THROUGH FINANCIAL INSTITUTIONS

You may exchange and redeem shares through certain broker-dealers, banks and other financial institutions. When you exchange for the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent exchanges in writing, by telephone or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Exchange Shares on any Fund Business Day at their net asset value subject to a CDSC in the amount you would have had to pay if you had not exchanged your original B Shares. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive dividends on the day on which the redemption is effective.

Redemption orders are accepted up to the times indicated above for acceptance of exchange orders. As described above, the Fund may advance the times for receipt of redemption orders.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check originally used to purchase shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings,
(iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or
(iv) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, the Fund may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should contact the transfer agent to elect those features. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange Exchange Shares for B Shares of the funds of Norwest Advantage Funds that offer B Shares. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may exchange Fund shares without paying a CDSC. If you redeem shares you received in an exchange, the CDSC will be calculated as if you never exchanged the shares you originally purchased.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.


8.       DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared daily and paid monthly. The Fund's net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.


*    Under  the  Reinvestment  Option,  all  dividends  and  distributions   are
     automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select one of the other two options.

*    Under the Cash Option,  you are paid all  dividends and  distributions   in
     cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
     Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All dividends and distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

The Fund's dividends of net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable.

9.       OTHER INFORMATION

INVESTMENT POLICIES

Except as otherwise indicated, the Fund's investment policies are not deemed to be fundamental and may be changed by the Board without shareholder approval.

DETERMINATION OF NET ASSET VALUE

The Fund determines its net asset value at 3:00p.m., Eastern Time, on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

In order to maintain net asset value per share at $1.00, the Fund values its portfolio securities at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and then assuming a constant amortization to maturity of any discount or premium. If the market value of the Fund's portfolio deviates more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board will consider whether to take any action to prevent any material effect on shareholders.

The Core Portfolio follows similar procedures in determining its net asset value.

YEAR 2000

The Fund could be adversely affected if the computer systems used by the Adviser and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Fund's manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

CORE PORTFOLIOS

The Fund bears its pro rata portion of the expenses of the Core Portfolio. The Board may redeem the Fund's investment in the Core Portfolio. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH

INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800-XXX-XXXX or 1-207-879-0001.

The Fund's reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.

                             NORWEST ADVANTAGE FUNDS





                            SMALL COMPANY GROWTH FUND

                                   PROSPECTUS

                                 October 1, 1998






















AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF NORWEST BANK MINNESOTA, N.A. AND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTING IN ANY MUTUAL FUND HAS RISK, AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER OR NOT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            PAGE
1.     OVERVIEW.................................................................
2.     FINANCIAL HIGHLIGHTS.....................................................
3.     INVESTMENT OBJECTIVE AND POLICIES........................................
4.     MANAGEMENT OF THE FUND........... .......................................
5.     PURCHASES AND REDEMPTIONS OF SHARES......................................
6.     DIVIDENDS AND TAX MATTERS................................................
7.     OTHER INFORMATION........................................................

1.       OVERVIEW

The following is a summary of information about the Fund. Before investing, you should consider the discussion under Investment Objectives and Policies.

WHO SHOULD INVEST

The Fund is not a complete or balanced investment program, but can serve as a part of your overall investment program.

THE FUND AT A GLANCE

The Fund seeks to provide long-term capital appreciation by investing primarily in stocks of small and medium-size domestic companies growing rapidly or completing a period of significant change.

CLASSES OF SHARES

This Prospectus offers I Shares of the Fund. I Shares are designed for certain clients of bank trust departments, trust companies and investment advisers.

FUND STRUCTURES

The Fund invests in another fund identified in this prospectus as the Core Portfolio. Except when necessary to describe the Fund's investment in the Core Portfolio, this prospectus discusses the Fund's investments in the Core Portfolio as if the investments were made directly in portfolio securities.

MANAGEMENT OF THE FUND

NORWEST INVESTMENT MANAGEMENT, INC. or NORWEST is the investment adviser for the Core Portfolio. Norwest, a subsidiary of Norwest Bank Minnesota, N.A. or Norwest Bank, provides investment advice to institutions, pension plans and other accounts and currently manages more than $23.6 billion in assets. An INVESTMENT SUBADVISER makes investment decisions for the Core Portfolio under Norwest's general supervision. This prospectus generally refers to Norwest or the subadviser as an Adviser.

PURCHASE AND REDEMPTION OF SHARES

You may  purchase or redeem  shares  without  sales or other  charges.  I Shares
require  a  minimum  initial   investment  of  $1,000  and  minimum   subsequent
investments of $100. The Fund is currently closed to new investors.

EXCHANGES

If you own shares of the Fund, you may exchange them for shares of certain other funds.

DIVIDENDS AND DISTRIBUTIONS

The Fund's net capital gain, if any, is distributed to shareholders at least annually. The Fund pays dividends of net investment income annually.

RISK FACTORS

Investments in the Fund are subject to risk and may decline in value. The Fund is subject to "market risk," which is the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

The Fund is riskier than other equity funds because it invests in smaller and foreign issuers. Investments in smaller issuers are subject to greater changes in value because securities of smaller issuers may not trade as often or be as widely owned as the securities of larger issuers. Investments in foreign issuers are subject to the risks of foreign political and economic instability and changes in foreign exchange rates. Foreign investments are also subject to government actions, including exchange controls and limits on repayments of foreign investments. Foreign governments may nationalize, tax or confiscate investors' assets.

The Fund also has the risk that its Adviser may not be successful in carrying out its investment strategy and that the Fund's particular investment strategy may result in performance that is worse or better than the performance of the market as a whole. Your investment in the Fund will have risk if you do not plan to invest for long enough to permit the investment to recover from an adverse market movement.


EXPENSES OF INVESTING IN THE FUND

The following table will assist you in understanding the expenses that you will bear directly or indirectly if you invest in the Fund. There are no transaction charges for purchasing, redeeming or exchanging shares. The Fund does not have distribution expenses or Rule 12b-1 fees.

ANNUAL FUND OPERATING EXPENSES(1) (2)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS AFTER APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS)


                                                     Total
                                                     -----
                  Investment      Other Expenses   Operating
                  ----------      --------------   ---------
                Advisory Fees(3)                    Expenses
                ---------------                     --------

                    0.90%             0.35%           1.25%

(1) The Fund bears its pro rata share of the expenses of the Core Portfolio.

(2) Absent expense reimbursements and fee waivers the Fund's expenses would be: Other Expenses, 0.40%; and Total Operating Expenses, 1.30%. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

(3) Investment Advisory Fees reflect the investment advisory fee incurred by the Core Portfolio.

EXAMPLE

The following hypothetical example indicates the dollar amount of expenses you would pay, assuming a $1,000 investment in the Fund's shares, the expenses listed in Annual Fund Operating Expenses, a 5% annual return and reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED

                         1 Year   3 Years   5 Years   10 Years
                         ------   -------   -------   --------

                           13       40        69        151

2.  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance over the Fund's operating history. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information from May 31, 1994 through May 31, 1998 has been audited by _______________, independent auditors, whose reports, along with the Fund's financial statements, are included in the Annual Report for the Fund, which is available upon request. Other independent auditors audited information for prior periods.

3.       INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. The investment objective of the Fund is to provide long-term capital appreciation by investing in smaller domestic companies.

INVESTMENT POLICIES. The Fund invests primarily in the common stock of small and medium-sized domestic companies that are either growing rapidly or completing a period of significant change. Small companies are those companies whose market capitalization (the total market value of a company's outstanding common stock) is less than the largest stock in the Russell 2,000 Index. The Fund considers smaller companies to be those with market capitalizations less than $1 billion at the time of the Fund's purchase.

In selecting securities for the Fund, the Adviser seeks to identify companies that are rapidly growing (usually with relatively short operating histories) or that are emerging from a period of investor neglect by undergoing a dramatic change. These changes may involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between its share price and takeover/asset value.

The Adviser may invest up to 10% of the Fund's total assets in foreign securities. The Adviser will not invest more than 10% of the Fund's total assets in the securities of a single issuer.

The Fund has the following types of risks, which are listed in alphabetical order:

CURRENCY RATE RISK. The risk that fluctuations in the exchange rates between the U.S. dollars and foreign currencies may negatively affect an investment.

FOREIGN RISK. The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets.

LEVERAGE RISK. The risk that some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

MARKET RISK. The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

SMALL COMPANY RISK. The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. Short term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

4.   MANAGEMENT OF THE FUND

INVESTMENT ADVISORY SERVICES

NORWEST INVESTMENT MANAGEMENT, INC. is the investment adviser for the Core Portfolio. In this capacity, Norwest makes investment decisions for and administers the Core Portfolio's investment programs. Norwest receives an investment advisory fee from the Core Portfolio equal to 0.90% of the Core Portfolio's average daily net assets.
NORWEST INVESTMENT MANAGEMENT, INC., NORWEST CENTER, SIXTH STREET AND MARQUETTE, MINNEAPOLIS, MN 55479

Norwest and the Core Portfolio have retained PEREGRINE CAPITAL MANAGEMENT, INC. or PEREGRINE to make investment decisions for and administer the investment program of the Core Portfolio. Peregrine, an investment advisory subsidiary of Norwest Bank, provides investment advisory services to corporate and public pension plans, profit sharing plans, savings-investment plans and 401(k) plans. Norwest decides which portion of the assets of the Core Portfolio Peregrine should manage and supervises Peregrine's performance of its duties. Norwest (and not the Core Portfolio) pays Peregrine's investment subadvisory fee. The investment subadvisory fee does not increase the amount of the investment advisory fee paid to Norwest by the Core Portfolio.
PEREGRINE CAPITAL MANAGEMENT, INC., LASALLE PLAZA, 800 LASALLE AVE., SUITE 1850, MINNEAPOLIS, MN 55402.

PORTFOLIO MANAGERS: Robert B. Mersky, CFA (19__), and Paul E. von Kuster, CFA (19__) are primarily responsible for the day-to-day management of the Fund's investments. Mr. Mersky and Mr. Von Kuster became portfolio managers of the Core Portfolio in 19__ and 19__, respectively. Mr. Mersky, the President of Peregrine, has held various investment management positions with Norwest, Peregrine and their affiliates since 1977 and was head of investments for Norwest Bank from 1980 to 1984. Mr. von Kuster, a Senior Vice President of Peregrine, has held various investment management positions with Peregrine, Norwest and their affiliates since 1972.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by the Fund. Norwest does not receive any compensation under this arrangement as long as the Fund invests entirely in the Core Portfolio. If the Fund redeems assets from the Core Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets. Norwest and the Fund have also retained Peregrine as a dormant subadviser.

5.       PURCHASES AND REDEMPTIONS OF SHARES

You may purchase or redeem shares at a price equal to their net asset value next determined after acceptance of an order, or receipt of a redemption request, on "Fund Business Days." Fund Business Days are all weekdays except generally observed national holidays (New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and Good Friday.

GENERAL PURCHASE INFORMATION

You may purchase shares directly or through a financial institution. The Fund's transfer agent processes all transactions in Fund shares.

You may purchase and redeem Fund shares without a sales or redemption charge. I Shares require a minimum initial investment of $1,000 and minimum subsequent investments of $100. Your Fund shares will become eligible to receive dividends the Fund Business Day after your purchase order is accepted.

The Fund reserves the right to reject any subscription for the purchase of shares, including subscriptions by market timers. You will receive share certificates for your shares only if you request them in writing. No certificates are issued for fractional shares.


PURCHASING SHARES DIRECTLY

You may obtain an account application by writing Norwest Advantage Funds at the following address:

                           Norwest Advantage Funds
                           Small Company Growth Fund
                           Norwest Bank Minnesota, N.A.
                           Transfer Agent
                           733 Marquette Avenue
                           Minneapolis, MN 55479-0040

When you sign an application for a new Fund account, you are certifying that your Social Security number or other taxpayer identification number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distributions and redemptions.

You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank, by bank or federal funds wire transfer or by electronic bank transfer. Cash cannot be accepted.

Call or write the transfer agent if you wish to participate in shareholder services not offered on the account application or change information on your account (such as addresses). Norwest Advantage

Funds may in the future modify, limit or terminate any shareholder privilege upon appropriate notice and may charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate your participation in any shareholder program by writing to Norwest Advantage Funds.

PURCHASES BY MAIL. You may send a check or money order (cash cannot be accepted) along with a completed account application to Norwest Advantage Funds at the address listed above. Checks and money orders are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer. If your check does not clear, the purchase order will be canceled and you will be liable for any losses or fees incurred by Norwest Advantage Funds, the transfer agent or the Fund's distributor.

To purchase shares for individual or Uniform Gift to Minors Act accounts, you must write a check or purchase a money order payable to Norwest Advantage Funds or endorse a check made out to you to Norwest Advantage Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, make the check used to purchase shares payable to Norwest Advantage Funds. No other methods of payment by check will be accepted for these types of accounts.

PURCHASES BY BANK WIRE. You must first telephone the Fund's transfer agent at 1-612-667-8833 or 1-800-338-1348 to obtain an account number before making an initial investment in the Fund by bank wire. Then instruct your bank to wire your money immediately to:

                           Norwest Bank Minnesota, N.A.
                           A091 000 019
                           For Credit to: Norwest Advantage Funds 0844-131
                           Re: Small Company Growth Fund, I Shares
                           Account No.:
                           Account Name:

Complete and mail the account application promptly. Your bank may charge for transmitting the money by wire. The Fund does not charge for the receipt of wire transfers. The Fund treats payment by bank wire as a federal funds payment when received.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. When you purchase the Fund's shares through a financial institution, the shares may be held in your name or in the name of the financial institution. Subject to your institution's procedures, you may have Fund shares held in the name of your financial institution transferred into your name. If your shares are held in the name of your financial institution, you must contact the financial institution on matters involving your shares. Your financial institution may charge you for purchasing, redeeming or exchanging shares.

SUBSEQUENT PURCHASES OF SHARES

You can make subsequent purchases by mailing a check, by sending a bank wire or through a financial institution as indicated above. All payments should clearly indicate your name and account number.

GENERAL REDEMPTION INFORMATION

You may redeem Fund shares at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the transfer agent of the redemption order in proper form (and any supporting documentation that the transfer agent may require). Redeemed shares are not entitled to receive dividends after the day on which the redemption is effective.

Normally, redemption proceeds are paid immediately following acceptance of a redemption order. In any event, you will be paid within seven days, unless (i) your bank has not cleared the check to purchase the shares (which may take up to 15 days), (ii) the New York Stock Exchange is closed (or trading is restricted) for any reason other than normal weekend or holiday closings, (iii) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value or (iv) the Securities and Exchange Commission deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address.

To protect against fraud, the following must be in writing with a signature guarantee: (1) endorsement on a share certificate; (2) instruction to change your record name; (3) modification of a designated bank account for wire redemptions; (4) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan; (5) dividend and distribution elections; (6) election of telephone redemption privileges; (7) election of exchange or other privileges in connection with your account; (8) written instruction to redeem shares whose value exceeds $50,000; (9) redemption in an account when the account address has changed within the last 30 days; (10) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and
(11) the payment of redemption proceeds to any address, person or account for which there are not established standing instructions.

You may obtain signature guarantees at any of the following types of organizations: authorized banks, broker-dealers, national securities exchanges, credit unions, savings associations or other eligible institutions. The specific institution must be acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

The Fund and the transfer agent will use reasonable procedures to verify that telephone requests are genuine, including recording telephone instructions and sending written confirmations of the transactions. Such procedures are necessary because the Fund and transfer agent could be liable for losses due to unauthorized or fraudulent telephone instructions. You should verify the accuracy of a telephone instruction as soon as you receive the confirmation statement. Telephone redemption and exchanges may be difficult to implement in times of drastic economic or market changes. If you cannot reach the transfer agent by telephone, you may mail or hand-deliver requests to the transfer agent.

Because of the cost of maintaining smaller accounts, Norwest Advantage Funds may redeem, upon not less than 60 days' written notice, any account with a net asset value of less than $1,000 immediately following any redemption.

REDEMPTION PROCEDURES

If you have invested directly in the Fund you may redeem your shares as described below. If you have invested through a financial institution you may redeem shares through the financial institution. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire you should complete the appropriate sections of the account application. These privileges may not be available until several weeks after the application is received. You may not redeem certificated shares by telephone.

REDEMPTION BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate you have been issued. Sign all requests and endorse all certificates with signatures guaranteed.

REDEMPTION BY TELEPHONE. If you have elected telephone redemption privileges, you may redeem shares by telephoning the transfer agent at 1-800-338-1348 or 1-612-667-8833 and providing your shareholder account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number. Norwest Advantage Funds will mail a check to your record address or, if you have chosen wire redemption privileges, wire the proceeds.

REDEMPTION BY BANK WIRE. If you have elected wire redemption privileges, you may request the Fund to transmit redemption proceeds of more than $5,000 by federal funds wire to a bank account you have designated in writing. You must have chosen the telephone redemption privilege to request bank redemptions by telephone. Redemption proceeds are transmitted by wire on the Fund Business Day after the transfer agent receives a redemption request in proper form.

EXCHANGES

You may exchange your shares for shares of other funds of Norwest Advantage Funds. Call or write the transfer agent for more information.

The Fund does not charge for exchanges, and there is currently no limit on the number of exchanges you may make. The Fund, however, may limit your ability to exchange shares if you exchange too often. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of the fund into which you are exchanging.

You may only exchange shares into a pre-existing account if that account is identically registered. You must submit a new account application if you wish to exchange shares into an account registered differently or with different shareholder privileges. You may exchange into a fund only if that fund's shares may legally be sold in your state of residence.

The Fund and federal tax law treat an exchange as a redemption and a purchase of shares. You may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than your basis in the shares at the time of the exchange. The Fund may amend or terminate exchange procedures on 60 days' notice.

EXCHANGES BY MAIL. You may make an exchange by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. Sign all written requests and endorse all certificates with signature guaranteed.

EXCHANGES BY TELEPHONE. If you have telephone exchange privileges, you may make a telephone exchange by calling the transfer agent at 1-800-338-1348 or 1-612-667-8833 and giving your account number, the exact name in which the shares are registered and your Social Security number or other taxpayer identification number.

6.       DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends of net investment income are declared and paid annually. The Fund's net capital gain, if any, is distributed at least annually.

You  have  three  choices  for  receiving   dividends  and  distributions:   the
Reinvestment Option, the Cash Option and the Directed Dividend Option.

* Under the Reinvestment Option, all dividends and distributions of the Fund are automatically invested in additional shares of the Fund. You are automatically assigned this option unless you select one of the other two options.

* Under the Cash Option, you are paid all dividends and distributions in cash.

* Under the Directed Dividend Option, if you own $10,000 or more of the Fund's shares in a single account, you can have the Fund's dividends and distributions reinvested in shares of another fund of Norwest Advantage
      Funds. Call or write the transfer agent for more information about the Directed Dividend Option.

All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund. All dividends and distributions reinvested in a fund are reinvested at the fund's net asset value as of the payment date of the dividend or distribution

TAX MATTERS

Dividends paid by the Fund out of its net investment income (including net short-term capital gain) are taxable as ordinary income. Net capital gain may be taxable at different rates depending on the length of time the Fund holds its assets. Dividends and distributions reduce the net asset value of the Fund by the amount of the dividend or distribution. Furthermore, dividends or a distribution made shortly after you purchase shares, although in effect a return of capital to you, are taxable. The income from the Fund's foreign investments may be subject to foreign income or other taxes.

7.       OTHER INFORMATION


TEMPORARY DEFENSIVE POSITION

In an attempt to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and cash equivalents.

During periods when and to the extent that the Fund has assumed a temporary defensive position, it may not be pursuing its investment objective.


PORTFOLIO TRANSACTIONS

From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.


YEAR 2000

The Fund could be adversely affected if the computer systems used by the Advisers and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. Norwest and the Fund's manager are taking steps to address the Year 2000 issue for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

DETERMINATION OF NET ASSET VALUE

The Fund determines its net asset value at 4:00 p.m. on each Fund Business Day by dividing the value of its net assets (i.e. the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made.

The Fund values portfolio securities at current market value if market quotations are readily available. If market quotations are not readily available, the Fund values those securities at fair value as determined by or pursuant to procedures adopted by the Board of Trustees of Norwest Advantage Funds.

The Core Portfolio follows similar procedures in determining its net asset value.

European, Far Eastern and other international securities exchanges and over-the-counter markets normally complete trading well before the close of business on each Fund Business Day. Trading in foreign securities, however, may not take place on all Fund Business Days or may take place on days that are not Fund Business Days. The determination of the prices of foreign securities may be based on the latest market quotations for the securities. If events occur that affect the securities' value after the close of the markets on which they trade, the Fund may make an adjustment to the value of the securities for purposes of determining net asset value.

For purposes of determining net asset value, the Fund converts all assets and liabilities denominated in foreign currencies into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank prior to the time of conversion.


CORE PORTFOLIOS

The Fund bears its pro rata portion of the expenses of the Core Portfolio. The Board of Trustees may redeem the Fund's investment in the Core Portfolio at any time. The Fund could then invest directly in portfolio securities or could re-invest in one or more different Core Portfolios that could have different fees and expenses. The Fund might redeem, for example, if other investors had sufficient voting power to change the investment objectives or policies of the Core Portfolio in a manner detrimental to the Fund.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE. ANY SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

If you would like more information about the Fund and its investments, you may want to read the following documents:

STATEMENT OF ADDITIONAL INFORMATION. The Fund's statement of additional information, or "SAI," contains detailed information about the Fund, such as its investments, management and organization. It is incorporated into this Prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. Additional Information about the Fund's investments is available in its annual and semi-annual reports to shareholders. In the annual report, the Fund's portfolio manager discusses the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain free copies of the SAI, annual report and semi-annual report by contacting your broker, trust officer or by contacting the Fund's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101, 1-800-XXX-XXXX or 1-207-879-0001.

The Fund's reports and statement of additional information are available from the Securities and Exchange Commission in Washington, D.C. You may obtain copies of these documents, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-6009. Please call 1-800-SEC-0330 for information about the operation of the SEC's public reference room. The Fund's reports and other information are also available on the SEC's Web Site at http:// www.sec.gov.

The SEC's Investment Company Act file number for the Fund is 811-4881.

                             NORWEST ADVANTAGE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION




                                 OCTOBER 1, 1998





--------------------------------------------------------------------------------

     Cash Investment Fund                       Minnesota Tax-Free Fund
     Ready Cash Investment Fund                 Strategic Income Fund
     U.S. Government Fund                       Moderate Balanced Fund
     Treasury Plus Fund                         Growth Balanced Fund
     Treasury Fund                              Aggressive Balanced-Equity Fund
     Municipal Money Market Fund                Index Fund
     Stable Income Fund                         Income Equity Fund
     Limited Term Government Income Fund        ValuGrowthSM Stock Fund
     Intermediate Government Income Fund        Diversified Equity Fund
     Diversified Bond Fund                      Growth Equity Fund
     Income Fund                                Large Company Growth Fund
     Total Return Bond Fund                     Small Company Stock Fund
     Limited Term Tax-Free Fund                 Small Company Growth Fund
     Tax-Free Income Fund                       Diversified Small Cap Fund
     Colorado Tax-Free Fund                     Small Cap Opportunities Fund
     Minnesota Intermediate Tax-Free Fund       International Fund

                             NORWEST ADVANTAGE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                 OCTOBER 1, 1998


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                      DISTRIBUTION:
       Norwest Bank Minnesota, N.A.               Forum Financial Services, Inc.
       Transfer Agent                             Manager and Distributor
       733 Marquette Avenue                       Two Portland Square
       Minneapolis, MN  55479-0040                Portland, Maine 04101
       (612) 667-8833/(800) 338-1348              (207) 879-1900

Norwest   Advantage  Funds  is  registered  with  the  Securities  and  Exchange
Commission as an open-end management investment company under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectuses dated October 1, 1998, as may be amended from time to time, offering the following classes of shares of the series of Norwest Advantage Funds: Cash Investment Fund, Ready Cash Investment Fund (Public Entities Shares, Investor Shares and Exchange Shares), U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund (Institutional Shares and Investor Shares), A Shares, B Shares and I Shares of Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund, A Shares, B Shares, C Shares and I Shares of Growth Balanced Fund, Income Equity Fund,
Diversified Equity Fund and Growth Equity Fund and I Shares Limited Term Government Income Fund, Diversified Bond Fund, Limited Term Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Large Company Growth Fund, Small Company Growth Fund and Diversified Small Cap Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH A CORRESPONDING PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.


                                TABLE OF CONTENTS
                                                                                               Page

         Introduction

         1.  Investment Policies
                  Security Ratings Information
                  Money Market Fund Matters
                  Fixed Income Investments
                  Mortgage-Backed And Asset-Backed  Securities
                  Interest Rate Protection Transactions
                  Hedging And Option Income Strategies
                  Foreign Currency Transactions
                  Equity Securities and Additional Information Concerning the Equity Funds
                  Illiquid Securities and Restricted Securities
                  Borrowing And Transactions Involving Leverage
                  Repurchase Agreements
                  Temporary Defensive Position

         2.  Information Concerning Colorado and Minnesota
                  Colorado
                  Minnesota

         3.  Investment Limitations
                  Fundamental Limitations
                  Non-Fundamental Limitations

         4.  Performance and Advertising Data
                  SEC Yield Calculations
                  Total Return Calculations
                  Multiclass, Collective Trust Fund and Core-Gateway Performance
                  Other Advertisement Matters

         5.  Management
                  Trustees and Officers
                  Investment Advisory Services
                  Management and Administrative Services
                  Distribution
                  Transfer Agent
                  Custodian
                  Portfolio Accounting
                  Expenses

         6.  Portfolio Transactions

         7.       Additional  Purchase and Redemption  Information  Statement of
                  Intention  Exchanges  Redemptions  Contingent  Deferred  Sales
                  Charge (A Shares) Contingent Deferred Sales Charge (A Shares and B Shares) Conversion of B Shares and Exchange Shares

                                TABLE OF CONTENTS

                                                                                               Page

         8.  Taxation

         9. Additional Information About the Trust and the Shareholders of the Funds Determination of Net Asset Value - Money Market
                  Funds Counsel and Auditors General  Information  Shareholdings
                  Financial Statements Registration Statement

         Appendix A - Description of Securities Ratings                                        A-1

         Appendix B - Miscellaneous Tables                                                     B-1
                  Table 1 - Investment Advisory Fees                                           B-
                  Table 2 - Management Fees                                                    B-
                  Table 3 - Distribution Fees                                                  B-
                  Table 4 - Sales Charges                                                      B-
                  Table 5 - Accounting Fees                                                    B-
                  Table 6 - Commissions                                                        B-
                  Table 7 - 5% Shareholders                                                    B-

         Appendix C - Performance Data C-1 Table 1 - Money Market Fund C-1 Table
                  2 - Yields C-1 Table 3 - Total Returns C-

         Appendix D - Other Advertisement Matters                                              D-1


                                  INTRODUCTION

GLOSSARY

         "Adviser" means Norwest, Schroder or a Subadviser.

         "Board" means the Board of Trustees of the Trust.

         "Balanced Fund" means Strategic Income Fund,   Moderate  Balanced Fund,
          Growth Balanced Fund and Aggressive
          Balanced-Equity Fund.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

          "Core Portfolio" means Prime Money Market Portfolio, Money Market Portfolio, Positive Return Bond Portfolio, Stable Income Portfolio, Managed Fixed Income Portfolio, Strategic Value Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Disciplined Growth Portfolio, Small Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Cap Value Portfolio, Small Cap Index Portfolio and International Portfolio, series of Core Trust, and Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio, two series of Schroder Core.

         "Core Trust" means Core Trust (Delaware), an open-end, management investment company registered under the 1940 Act.

         "Core Trust Board" means the Board of Trustees of Core Trust.

         "Crestone" means Crestone Capital Management, Inc., the investment subadvisor to Small Company Stock Portfolio, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and Small
         Company Stock Fund.

         "Custodian" means Norwest Bank acting in its capacity as custodian of a Fund.

         "Equity Fund" means Income Equity Fund, Index Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Stock Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund.

         "FAS" means Forum Administrative Services, Limited Liability Company, the Trust's administrator.

         "Fitch" means Fitch IBCA, Inc.

         "Forum"   means  Forum   Financial   Services,   Inc.,   a   registered
         broker-dealer and distributor of the Trust's shares.

         "Forum Accounting" means Forum Accounting Services, Limited Liability Company, the Trust's fund accountant.

         "Fund" means each of the thirty-two separate series of the Trust to which this SAI relates as identified on the cover page.

         "Galliard" means Galliard Capital Management, Inc., the investment subadviser to Stable Income Portfolio, Strategic Value Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Fund, Diversified Bond

         Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund.

         "Income Funds" means Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund and Total Return Bond Fund.

          "Money Market Funds" means Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund and Municipal Money Market Fund.

         "Moody's" means Moody's Investors Service.

          "Norwest" means Norwest Investment Management, Inc., the investment adviser to each Fund and each Core Portfolio except Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio.

         "Norwest Bank" means Norwest Bank Minnesota, N.A.

         "NRSRO" means a nationally recognized statistical rating organization.

         "Peregrine" means Peregrine Capital Management, Inc., the investment subadviser to Positive Return Bond Portfolio, Small Company Value Portfolio, Large Company Growth Portfolio, Small Company Growth
         Portfolio, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund.

          "Schroder" means Schroder Capital Management Inc., the investment subadviser to Diversified Equity Fund, Growth Equity Fund, International Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund and investment adviser to Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio.

          "Schroder   Advisors"   means   Schroder  Fund  Advisors   Inc.,   the
          administrator  to  Schroder  U.S.  Smaller  Companies   Portfolio  and
          Schroder EM Core Portfolio.

         "Schroder Core" means Schroder Capital Funds, an open-end, management investment company registered under the 1940 Act.

         "Schroder Core Board" means the Board of Trustees of Schroder Core.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Smith" means Smith Asset Management Group, L.P.

          "Stock  Index  Futures"   means  futures   contracts  that  relate  to
          broadly-based stock indices.

          "Subadviser" means Crestone Capital Management, Inc., Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management Inc. and Smith Asset Management Group, L.P.

         "Tax Free Income Fund" means each of Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund.

         "Transfer Agent" means Norwest Bank acting in its capacity as transfer and dividend disbursing agent of a Fund.

         "Trust" means Norwest Advantage Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.




The Trust was originally organized under the name "Prime Value Funds, Inc." as a Maryland corporation on August 29, 1986. On July 30, 1993, Prime Value Funds, Inc. was reorganized as a Delaware business trust under the name "Norwest Funds." The Trust is currently named "Norwest Advantage Funds."

Norwest, a subsidiary of Norwest Bank, is each Funds' investment adviser. Norwest also is the investment adviser of each Core Portfolio except Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio. Norwest Bank, a subsidiary of Norwest Corporation, is the Trust's transfer agent, dividend disbursing agent and custodian. Norwest employs the Subadvisers to subadvise certain of the Funds and Core Portfolios. Forum serves as the Trust's manager and as distributor of the Trust's shares. FAS serves as each Fund's administrator.

Each of Ready Cash Investment Fund, Stable Income Fund, Total Return Bond Fund, Index Fund, Income Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund and Small Cap Opportunities Fund invests all of its investable assets in a Core Portfolio with substantially similar investment objectives and policies.

Each of Cash Investment Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund invests all of its investable assets in more than one Core Portfolio. Each Core Portfolio invests using a different investment style. The percentage of each of these Fund's (except Cash Investment Fund's) assets invested in each Core Portfolio may be changed at any time in response to market or other conditions. Allocations are made within specified ranges as described in each Fund's prospectus under "Investment Objectives and Policies."

The other Funds invest directly in portfolio securities.

Each Fund that invest in one or more Core Portfolios bears its pro rata share of the expenses of the Core Portfolio(s) in which the it invests.

1.       INVESTMENT POLICIES

The following discussion supplements the disclosure in the prospectuses about each Fund's investments, investment techniques, strategies and risks (as well as those of any Core Portfolio(s), in which the Fund invests). Certain Funds are designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (i.e., investment in smaller capitalization companies). If a Fund that invests in one or more Core Portfolios is described as being able to make a certain type of investment, the Fund is making that type of investment through the Core Portfolio or Core Portfolios.

SECURITY RATINGS INFORMATION

The Funds' investments are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. To limit credit risk, each Fund invests at least 65% of its assets in debt securities that are considered investment grade, which means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. Certain Funds have greater restrictions. T

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring sale of such security by a Fund
- except in certain cases with respect to the Money Market Funds), Norwest will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MONEY MARKET FUND MATTERS

The MONEY MARKET Funds invest only in high quality, short-term money market instruments determined by the Adviser, under procedures adopted by the Board, to be eligible for purchase and to present minimal credit risks. Each Fund will invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Securities with ultimate maturities of greater than 397 days may be purchased in accordance with Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities, as described below, may be purchased. The securities in which the Funds may invest may have fixed, variable or floating rates of interest.

Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, no Fund will invest more than 5% of its total assets in the securities of any one issuer. Also, a Fund may not purchase a security if the value of all securities held by the Fund and issued or guaranteed by the same issuer (including letters of credit in support of a security) would exceed 10% of the Fund's total assets. Those requirements apply with respect to only 75% of the total assets of Municipal Money Market Fund. In addition, to ensure adequate liquidity, no Fund may invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

As used herein, high quality instruments include those that: (1) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in one of the two highest rating categories by two NRSROs or, if only one NRSRO has issued a rating, by that NRSRO; or (2) are otherwise unrated and determined by Norwest, pursuant to guidelines adopted by the Board, to be of comparable quality. Except for Municipal Money Market Fund, each Fund will invest at least 95% of its total assets in securities in the highest rating category as determined pursuant to Rule 2a-7.

The market value of the interest-bearing debt securities held by the Funds, including municipal securities, will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates; (i.e., a decline in interest rates produces an increase in market value, while an increase in rates produces a decrease in market value.) Moreover, the longer the remaining maturity of a security, the greater will be the effect of interest rate changes on the market value of that security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of debt securities, including municipal securities, are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

Although each Fund only invests in high quality money market instruments, an investment in the Fund is subject to risk even if all securities in the Fund's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes interest rates and/or the issuer's actual or perceived creditworthiness.

Municipal  Money  Market  Fund is subject to the  issuer  diversification  rules
described  in  paragraph  (1)  under  "Investment  Limitations,   Nonfundamental
Limitations." Except for Municipal Money Market Fund, a Money Market Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

Immediately after the acquisition of any put, no more than five percent of a Money Market Fund's total assets may be invested in securities issued by or subject to conditional puts from the same institution and no more than ten percent of a Money Market Fund's total assets may be invested in securities issued by or subject to unconditional puts (including guarantees) from the same institution. However, these restrictions only apply with respect to 75% of Municipal Money Market Fund's total assets.

INVESTMENT BY FEDERAL CREDIT UNIONS

U.S. GOVERNMENT FUND and TREASURY FUND limit their investments, as described in each of the Prospectuses for those Funds, to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. Treasury Fund limits its investments to Treasury obligations, including Treasury STRIPS with a maturity of less than 13 months. U.S. Government Fund limits its investments to U.S. Government Securities (including Treasury STRIPS), repurchase agreements fully collateralized by U.S. Government Securities and other government related zero-coupon securities, such as TIGRs and CATs. All zero-coupon securities in which the Fund invests will have a maturity of less than 13 months. Certain U.S. Government Securities owned by the Fund may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R. Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk the Fund may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R. Section 703.5(i). Each Fund also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e).

FIXED INCOME INVESTMENTS

ALL FUNDS. Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in a Fund that invests in fixed income securities is subject to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

A Fund may invest in fixed income securities include those issued by the governments of foreign countries or by those countries' political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Adviser believes that the securities do not present risks inconsistent with a Funds' investment objective.

The corporate debt securities in which the Funds may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

U.S. GOVERNMENT SECURITIES

ALL FUNDS. The Funds may invest in U.S. Government Securities that are U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, Funds may invest in U.S. Government Securities that are supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Fund will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Fund's investment policies.

BANK OBLIGATIONS

ALL FUNDS (EXCEPT TREASURY FUND AND TREASURY PLUS FUND). A Fund may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

Small Cap Opportunities Fund may invest in obligations (including certificates of deposit and bankers' acceptances) of U.S. banks that have total assets at the time of purchase in excess of $1 billion and are members of the Federal Deposit Insurance Corporation. Each other Fund may, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Fund's Adviser believes do not present undue risk.

The Funds (other than Small Cap Opportunities Fund) may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Fund.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

ALL FUNDS EXCEPT THE MONEY MARKET FUNDS. Except for the Money Market Funds and Small Cap Opportunities Fund, each Fund may assume a temporary defensive position and may invest without limit in commercial paper that is rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

Small Cap Opportunities Fund may invest in commercial paper, i.e., short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by Small Cap Opportunities Fund for temporary defensive purposes consists of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Service ("Moody's") or "A-1" by Standard & Poor's ("S&P"), or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P.

GUARANTEED INVESTMENT CONTRACTS

The FIXED INCOME FUNDS may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of a Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

ALL FUNDS. A Fund may invest in Treasury Bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The separately traded components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Funds may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). For the purpose solely of an investment policy of investing at least 65% of a Fund's assets in U.S. Government Securities, such securities are currently not deemed to be U.S. Government Securities but rather securities issued by the bank or brokerage firm involved. Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Fund holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Funds may invest. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. These securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Fund accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Fund receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Fund and must be distributed to its shareholders. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

MUNICIPAL SECURITIES

CASH INVESTMENT FUND, MUNICIPAL MONEY MARKET FUND, FIXED INCOME FUNDS AND TAX-EXEMPT FIXED INCOME FUNDS. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds or other private activity bonds that are backed only by the assets and revenues of the non-governmental user (such as manufacturing enterprises, hospitals, colleges or other entities).

The Funds may invest in municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL BONDS. Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

A Fund may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund will acquire private activity securities only if the interest payments on the security are exempt from federal income taxation (other than the Alternative Minimum Tax (AMT)).

Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Municipal bonds are considered private activity bonds if they are issued to raise money for privately owned or operated facilities used for such purposes as production or manufacturing, housing, health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's owner or user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of organizations described in Section 501(c)(3) of the Code, multi-family rental housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing could become increasingly limited.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL LEASES. Municipal leases generally take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Funds will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Funds may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. Prior to purchasing any participation interest, the Funds will obtain appropriate assurances that the interest earned by the Funds from the obligations in which it holds participation interests is exempt from federal and, in the case of Colorado Tax-Free Fund and Minnesota Tax-Free Fund, applicable state income tax.

STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Fund's policy is to enter into stand-by commitment transactions only with municipal securities dealers which, in the view of Norwest, present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund are valued at zero in determining net asset value. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

PUTS ON MUNICIPAL SECURITIES. The Funds may acquire "puts" with respect to municipal securities. A put gives the Fund the right to sell the municipal security at a specified price at any time on or before a specified date. The Funds may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally: (1) the Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (2) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Funds to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into puts only with dealers, banks and broker-dealers which, in the Fund's Adviser's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

ALTERNATIVE MINIMUM TAX. Municipal securities are also categorized  according to
(i) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (ii) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (iii) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

VARIABLE AND FLOATING RATE SECURITIES

ALL FUNDS. The Funds may invest in securities (including mortgage-related securities) with variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Fund may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as "inverse floaters"). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Fund's, yield. Money Market Funds may not invest in inverse floaters and certain other variable and floating rates securities that do not imply with Rule 2a-7.

There may not be an active secondary market for certain floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights (such as puts) it may have. A Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of each Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

The Funds, except U.S. Government Fund and Treasury Fund, also may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. A Fund will purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisers may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that an Adviser will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Funds may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Funds' investment quality requirements.

Variable rate obligations purchased by the Funds may include participation interests in variable rate obligations purchased by the Funds from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Funds can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Fund's participation interest in the instrument, plus accrued interest, but will do so only (1) as required to provide liquidity to a Fund, (2) to maintain a high quality investment portfolio, or (3) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

A Fund will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Funds from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Each Fund's Adviser monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Fund on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

ALL FUNDS. Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged, however, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to a Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMCs national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Fund's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Fund shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a "Z-tranche"). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Funds distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no fund may purchase IOs or POs.

TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include: (1) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class); (2) creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses); and (3) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, INCOME FUND, TOTAL RETURN BOND FUND, and BALANCED FUNDS. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Fund may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

A Fund may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Fund may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

ALL FUNDS. Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Fund may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, BALANCED FUNDS. To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Funds performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

A Fund may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Funds believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Funds also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

A Fund will enter into interest rate protection transactions only with banks and other institutions the Adviser believes to present minimal credit risks. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, TOTAL RETURN BOND FUND, BALANCED FUNDS, INDEX FUND, DIVERSIFIED EQUITY FUND AND SMALL CAP OPPORTUNITIES FUND. A Fund may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Fund may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. A Fund may only write options that are covered. An option is covered if, so long as the Fund is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Fund's obligation under the option. Certain futures strategies employed by a Balanced Fund in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Fund may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Fund's total assets.

RISK CONSIDERATIONS. The Fund's use of options and futures contracts subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on Norwest's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

         Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Fund may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Fund's securities by the use of options with respect to similar fixed income securities. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. Except for the futures contracts strategies of the Balanced Funds used for making temporary allocations among fixed-income and equity securities, the Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Schroder U.S. Smaller Companies Portfolio may purchase a call or put only if, after such purchase, the value of all put and call options held by the Core Portfolio would not exceed 5% of the Core Portfolio's total assets. No other Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5 percent of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50 percent of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract. In addition to the Funds listed at the beginning of this section, "Futures Contracts and Options," a Fund using the Index Fund investment style may invest in index futures contracts to a limited extent.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING

Each Fund (other than the Money Market Funds), may (i) purchase or sell (write) put and call options on securities to enhance the Fund's performance and (ii) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. Certain Funds currently do no not intend to enter into any such transactions. Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Core Portfolio's Adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, the Funds will not use leverage in their option income and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either: (1) an offsetting ("covered") position or (2) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency.
A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.


Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Funds may purchase call options on debt securities that the Fund's Adviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

SCHRODER U.S. SMALLER COMPANIES PORTFOLIO. The Core Portfolio may write covered calls on up to 100% of its total assets or employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of the Core Portfolio's securities, to permit the Core Portfolio to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Core Portfolio would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Core Portfolio will normally purchase and then terminate the hedging position), the Core Portfolio would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Core Portfolio's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Core Portfolio's activities in the underlying cash market.

The Core Portfolio may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Core Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a

Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Core Portfolio is exercised, the Core Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Core Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Core Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Core Portfolio may be purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Core Portfolio retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Core Portfolio are taxable as ordinary income. If the Core Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

The Core Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Core Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Core Portfolio will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Core Portfolio to deliver a futures contract; it would simply put the Core Portfolio in a short futures position, which is permitted by the Core Portfolio's hedging policies.

PURCHASING CALLS AND PUTS. The Core Portfolio may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio); or (3) broadly-based stock indices. The Core Portfolio may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. The Core Portfolio may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Core Portfolio would not exceed 5% of the Core Portfolio's total assets.

When the Core Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Core Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Core Portfolio will lose its premium payments and the right to purchase the underlying investment. When the Core Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When the Core Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future the Core Portfolio owns enables the Core Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Core Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by the Core Portfolio permits the Core Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Core Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Core Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Core Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Core Portfolio's delivery of the underlying investment.

STOCK INDEX FUTURES. The Core Portfolio may buy and sell futures contracts only if they are Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, the Core Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Core Portfolio's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if the Core Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Core Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Core Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Core Portfolio, a seller of a corresponding call on the same index will pay the Core Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Core Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Core Portfolio's exercise of its put, to deliver to the Core Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE. The Core Portfolio's custodian, or a securities depository acting for the custodian, will act as the Core Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Core Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Core Portfolio's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

The Core Portfolio's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Core Portfolio may cause the Core Portfolio to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Core Portfolio's control. The exercise by the Core Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Core Portfolio's control, holding a put might cause the Core Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. The Core Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Core Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

REGULATORY ASPECTS OF HEDGING INSTRUMENTS AND COVERED CALLS. The Core Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Core Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions the Core Portfolio will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, the Core Portfolio also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by the Core Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Core Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated Adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when the Core Portfolio purchases a Stock Index Future, the Core Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid assets in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

LIMITS ON USE OF HEDGING INSTRUMENTS. The Core Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). One of the tests for such qualification for taxable years beginning on or before August 5, 1997 is that less than 30% of its gross income in that year must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, the Core Portfolio will limit the extent to which it engages in the following activities, but will not be precluded from them: (1) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Core Portfolio; (2) purchasing calls or puts which expire in less than three months; (3) effecting closing transactions with respect to calls or puts purchased less than three months previously; (4) exercising puts held for less than three months; and (5) writing calls on investments held for less than three months.

POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Core Portfolio's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of  imperfect  correlation  increases  as the  composition  of the Core
Portfolio's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, the Core Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where the Core Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Core Portfolio's portfolio may decline. If this occurred, the Core Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If the Core Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Core Portfolio then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Core Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

Foreign   currency   options  are  discussed   below  under   Foreign   Currency
Transactions.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Fund may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Fund wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Fund. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

         (1) The successful use of options depends upon the Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

         (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

         (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Fund would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Fund may result in material losses to the Fund.

         (4) A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

         (5) When a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Fund may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Fund may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Fund may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Fund may sell foreign currency futures contracts when its Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Fund's foreign securities holdings. A Fund may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Fund against such increase. A Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Fund is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Fund to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

         (1) Successful use by a Fund of futures contracts and related options will depend upon the Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

         (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

         (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         (4) Like other options, options on futures contracts have a limited life. A Fund will not trade options on futures contracts on any exchange or board of trade unless and until, in Norwest's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

         (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

         (6) A Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

         (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Fund may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section
4.5 of the rules of the CFTC. Under that section a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

DIVERSIFIED BOND FUND, BALANCED FUNDS, DIVERSIFIED SMALL CAP FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, AND INTERNATIONAL FUND. Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Fund may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of a Fund, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies.

Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs foreign exchange expenses in converting assets from one currency to another.

A Fund may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar.

A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Fund. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Fund may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Fund may enter into forward contracts in connection with existing portfolio positions. For example, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Fund to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Fund will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Fund engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Like foreign exchange contracts and foreign currency forward contracts, options contracts are often referred to as derivatives, which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Funds have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Fund intends to maintain a net exposure to such contracts where the fulfillment of the Fund's obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. A Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Adviser fails to predict currency values correctly.


A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. When required by applicable regulatory guidelines, a Fund will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES AND ADDITIONAL INFORMATION CONCERNING THE EQUITY FUNDS

COMMON STOCK AND PREFERRED STOCK

COMMON STOCKS AND WARRANTS -- BALANCED FUNDS, EQUITY FUNDS. PREFERRED STOCK -- BALANCED FUNDS, EQUITY FUNDS, TOTAL RETURN BOND FUND. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

CONVERTIBLE SECURITIES

INCOME FUND, TOTAL RETURN BOND FUND, BALANCED FUNDS, EQUITY FUNDS. Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock. Except for Small Cap Opportunities Fund, the Funds may only invest in convertible securities that are investment grade.

Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.


A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

BALANCED FUNDS AND EQUITY FUNDS. Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatory convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Funds that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Funds that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

WARRANTS

EQUITY FUNDS. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

HIGH YIELD/JUNK BONDS

INCOME FUND, DIVERSIFIED BOND FUND, TOTAL RETURN BOND FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND, MINNESOTA TAX-FREE FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND AND SMALL CAP OPPORTUNITIES FUND may invest in bonds rated below "Baa" by Moody's or "BBB" by S&P (commonly known as "high yield/high risk securities" or "junk bonds"). Securities rated less than "Baa" by Moody's or "BBB" by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Fund's Adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Fund's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund's Adviser may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, the Fund's Adviser may be forced to sell the Fund's higher rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Core Portfolio to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

EACH FUND limits its purchase of illiquid securities. No Fund may knowingly acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15 percent (10 percent in the case of the Money Market Funds) of the Fund's net assets taken at current value would be invested in securities which are not readily marketable. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or Core Board). Under the supervision of the Board or Core Board, the Advisers determine and monitor the liquidity of the portfolio securities.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the Board (or, in the case of the Core Portfolios, the Core Trusts' board of trustees). These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holdings of that security may be illiquid.

The Board and, in the case of the Core Portfolios, the Core Trust Board, has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Adviser of each Fund, pursuant to guidelines approved by the applicable board. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Advisers monitor the liquidity of the securities held by each Fund and report periodically on such decisions to the Board or Core Trust Board, as applicable.

In connection with a Fund's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Fund with the issuer at the time such securities are purchased by a Fund. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Fund would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Fund might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

LOANS OF PORTFOLIO SECURITIES

EACH FUND may lend its portfolio securities. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees. The Fund will not lend its portfolio securities to any officer, director, employee or affiliate of the Fund or an Adviser. The terms of the Core Portfolio's loans must meet certain tests under the Code and permit the Core Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

TECHNIQUES INVOLVING LEVERAGE

ALL FUNDS. Use of leveraging involves special risks and may involve speculative investment techniques. The Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. In addition, certain funds may engage in dollar roll transactions and Intermediate Government Income Fund may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Funds use these investment techniques only when Norwest to a Fund believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the Fund's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and other liquid securities in accordance with SEC guidelines. The account value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions. The Fund's commitments may include: (1) the Fund's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Swap Agreements"); and (2) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Fund enters into an interest rate swap on other than a net basis, the Fund will maintain the full amount accrued on a daily basis of the Fund's obligations with respect to the swap in their segregated account.

REPURCHASE  AGREEMENTS,   SECURITIES  LENDING,  REVERSE  REPURCHASE  AGREEMENTS,
WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS.

A Fund's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including "dollar roll" transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Fund might suffer a loss. Failure by the other party to deliver a security purchased by the Fund may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Fund may be exposed to greater potential fluctuations in the value of its assets and net asset value per share.

REPURCHASE AGREEMENTS -- ALL FUNDS (EXCEPT TREASURY FUND) may enter into repurchase agreements and may lend portfolio securities to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Fund may have difficulties in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

Repurchase agreements are transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Fund lends a security it receives interest from the borrower or from investing cash collateral. The Trust maintains possession of the purchased securities and any underlying collateral in these transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Funds may pay fees to arrange securities loans and each Fund will limit securities lending to not more than 33 1/3% (25% in the case of Small Cap Opportunities Fund) of the value of its total assets.

The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Small Cap Opportunities Fund may invest only in repurchase agreements maturing in seven days or less. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Core Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Core Portfolio enters into repurchase agreements.

Counterparties to a Money Market Fund's repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Fund for certain purposes under the 1940 Act. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly. International Portfolio and, with respect to the portion of their assets managed in the International Fund style, Diversified Equity Fund, Growth Equity Fund and each Balanced Fund, may enter into repurchase agreements with foreign entities.

SECURITIES LENDING -- ALL FUNDS. A Fund may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Fund's securities loaned, including accrued interest. A Fund receives interest in respect of securities loans from the borrower or from investing cash collateral. A Fund may pay fees to arrange the loans. Schroder U.S. Smaller Companies Portfolio will not lend portfolio securities in excess of 25% of the value of the Core Portfolio's total assets. No other Fund will lend portfolio securities in excess of 33 1/3 percent of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS -- ALL FUNDS. A Fund may enter into reverse repurchase agreements, transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements may be viewed as a form of borrowing by the Fund from the buyer, collateralized by the security sold by the Fund. A Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies. Any significant commitment of a Fund's assets to the reverse repurchase agreements will tend to increase the volatility of the Fund's net asset value per share.

Counterparties to a Money Market Fund's reverse repurchase agreements must be a primary dealer that reports to the Federal Reserve Bank of New York ("primary dealers") or one of the largest 100 commercial banks in the United States.

Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS -- ALL FUNDS. A Fund may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Fund may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. If Norwest or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete these transactions when the value of the security is lower than the price paid by the Fund. Except for dollar-roll transactions, a Fund will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent (35 percent in the case of Total Return Bond
Fund) of the value of the Fund's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Fund's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Funds net asset value per share.

When-issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Fund enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Fund will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Fund engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes.

The use of when-issued transactions and forward commitments enables the Fund to hedge against anticipated changes in interest rates and prices. If an Adviser were to forecast incorrectly the direction of interest rate movements, however, a Fund might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

DOLLAR ROLL TRANSACTIONS -- FIXED INCOME FUNDS AND BALANCED FUNDS. A Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

BORROWING. EACH FUND may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Fund's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Fund may purchase securities for investment while any borrowing equaling five percent or more of the Fund's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Fund's total assets. A Fund's use of borrowed proceeds to make investments would subject the Fund to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

MARGIN AND SHORT SALES

LIMITED TERM GOVERNMENT INCOME FUND AND INTERMEDIATE GOVERNMENT INCOME FUND. When a Fund purchases securities on margin, it only pays part of the purchase price and borrows the remainder. As a borrowing, a Fund's purchase of securities on margin is subject to the limitations and risks described in Borrowing above. In addition, if the value of the securities purchased on margin decreases such that the Fund's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Fund will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Fund's obligation to satisfy margin calls may require the Fund to sell securities at an inappropriate time.

Each Fund may make short sales of securities which it does not own or have the right to acquire in anticipation of a decline in the market price for the security. When the Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, the Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales.

Certain Funds may enter into short sales as described in the prospectus of that Fund. The Funds may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may in certain cases be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Under recently enacted legislation, if a Core Portfolio has unrealized gain with respect to a long position and enters into a short sale against-the-box, the Core Portfolio generally will be deemed to have sold the long position for tax purposes and thus will recognize gain. Prohibitions on entering short sales other than against the box does not restrict a Fund's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

TEMPORARY DEFENSIVE POSITION

EACH FUND EXCEPT THE MONEY MARKET FUNDS, when business or financial conditions warrant, may assume a temporary defensive position and invest without limit in cash or prime quality cash equivalents, including: (1) short-term U.S. Government Securities; (2) certificates of deposit, bankers acceptances and interest-bearing savings deposits of commercial banks doing business in the United States (United States banks in the case of Small Cap Opportunities Fund) that have, at the time of investment, except in the case of International Fund, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation; (3) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the Adviser to be of comparable quality; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) shares of money market funds registered under the 1940 Act within the limits specified therein. During periods when and to the extent that a Fund has assumed a temporary defensive position, it may not be pursuing its investment objective. Prime quality instruments are those that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Apart from temporary defensive purposes, a Fund may at any time invest a portion of its assets in cash and cash equivalents as described above (in United States banks in the case of Small Cap Opportunities Fund). Except during periods when the Fund assumes a temporary defensive position, each Equity Fund and Aggressive Balanced -- Equity Fund will have at least 65% of its total assets invested in common stock and International Fund will have at least

65% of its net assets invested in securities of companies domiciled outside the United States. International Portfolio and Schroder EM Core Portfolio and may hold cash and bank instruments denominated in any major foreign currency.

When a Tax-Exempt Fixed Income Fund assumes a temporary defensive position, it is likely that its shareholders will be subject to federal and applicable state income taxes on a greater portion of their income dividends received from the Fund.

SMALL COMPANY INVESTMENT CONSIDERATIONS AND RISK FACTORS.

GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, DIVERSIFIED SMALL CAP FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND AND SMALL CAP OPPORTUNITIES FUND. While all investments have risks, investments in smaller capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Investments in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Core Portfolio may purchase when they are offered to the public for the first time) may have a limited trading market which can adversely affect their sale by the Core Portfolio and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engage in trading this type of security, the Core Portfolio may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

FOREIGN INVESTMENT RISKS.

MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND All investments, domestic and foreign, involve certain risks. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors' assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available to shareholders; commission rates payable on foreign transactions are generally higher than in the U.S.; foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the U.S.; and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Core Portfolio. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies. A decline in the value of a particular foreign currency against the U.S. dollar occurring after the Core Portfolio's income has been earned and computed in U.S. dollars may require the Core Portfolio to liquidate portfolio securities to acquire sufficient U.S. dollars to fund redemptions. Similarly, if the exchange rate declines between the time the Core Portfolio incurs expenses in U.S.

dollars and the time such expenses are paid, the Core Portfolio may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

GEOGRAPHIC CONCENTRATION.

COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND invest principally in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. In addition, to the extent they may concentrate their investments in a particular jurisdiction, MUNICIPAL MONEY MARKET FUND, LIMITED TERM TAX-FREE FUND AND TAX-FREE INCOME FUND will be subject to similar risks. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal of and interest on private activity securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political or demographic conditions in the state.

DIVERSIFICATION MATTERS.

COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND AND MINNESOTA TAX-FREE FUND are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code. These requirements provide that, as of the last day of each fiscal quarter: (1) with respect to 50% of its assets, a Fund may not: (a) own the securities of a single issuer, other than a U.S. Government security, with a value of more than 5% of the Fund's total assets; or (b) own more than 10% of the outstanding voting securities of a single issuer; and (2) a Fund may not own the securities of a single issuer, other than a U.S. Government security, with a value of more than 25% of the Fund's total assets.

II.      INFORMATION CONCERNING COLORADO AND MINNESOTA

Following is a brief summary of some of the factors that may affect the financial condition of the State of Colorado and the State of Minnesota and their respective political subdivisions. It is not a complete or comprehensive description of these factors or an analysis of financial conditions and may not be indicative of the financial condition of issuers of obligations held by Colorado Tax Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund or any particular projects financed with the proceeds of such obligations. Many factors not included in the summary, such as the national economy, social and environmental policies and conditions, and the national and international markets for products produced in each state could have an adverse impact on the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund. It is not possible to predict whether and to what extent those factors may affect the financial condition of a State and its political subdivisions, including the issuers of obligations held by a Fund.

The following summary is based on publicly available information that has not been independently verified by the Trust or its legal counsel.

COLORADO

THE COLORADO STATE ECONOMY

Among the most significant sectors of the State's economy are services, trade, manufacture of durable and non-durable goods and tourism. Between late 1984 and mid-1987, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

From 1987 through 1996, there has been moderate but steady improvement in the Colorado economy: per-capita income increased approximately 54.9% (4.5% in 1996) and retail trade sales increased approximately 81.9% (6.9% in 1996). The State's estimated growth rate is above the national growth rate and the State's unemployment rate is still below the national unemployment rate (in 1996 the State's unemployment rate was 4.2% and the United State's unemployment rate was 5.4%).

The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness.

STATE REVENUES

The State operates on a fiscal year beginning July 1 and ending June 30. Fiscal year 1996 refers to the fiscal year ended June 30, 1996.

The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and personal income taxes, which accounted for approximately 31.5% and 53.2%, respectively, of total General Fund revenues during fiscal year 1995 and approximately 31.0% and 54.3%, respectively, of total General Fund revenues during fiscal year 1996. The ending General Fund balance for fiscal year 1995 was $488.5 million and for fiscal year 1996 was approximately $368.5 million.

The Colorado Constitution contains strict limitations on the ability of the State to create debt except under certain very limited circumstances. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notices to alleviate temporary cash flow shortfalls. The most recent issue of such notes, issued on July 1, 1997, was given the highest rating available for short-term obligations by S&P (SP-1+) and Fitch (F-1+) (A rating on such notes was not requested from, and consequently no rating was given by, Moody's). Because of the short-term nature of such notes, their ratings should not be considered necessarily indicative of the State's general financial condition.

TAX AND SPENDING LIMITATION AMENDMENT

On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

The provisions of the Amendment apply to "districts," which are defined in the Amendment as the State or any local government, with certain exclusions. Under the terms of the Amendment, districts must have prior voter approval to impose any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase and extension of an expiring tax. Such prior voter approval is also required, except in certain limited circumstances, for the creation of "any multiple-fiscal year direct or indirect district debt or other financial obligation." The Amendment prescribes the timing and procedures for any elections required by the Amendment.

Because the Amendment's voter approval requirements apply to any "multiple fiscal year" debt or financial obligation, short-term obligations which do not extend beyond the fiscal year in which they are incurred are exempt from the voter approval requirements of the Amendment. In addition, the Colorado Court of Appeals has determined that lease purchase obligations subject to annual appropriation are not subject to the voter approval requirements of the Amendment. The Amendment's voter approval requirements and other limitations (discussed in the following paragraph) do not apply to "enterprises," which are defined in the Amendment as follows: "a government-owned business authorized to issue its own revenue bonds and receiving under 10% of annual revenue in grants from all Colorado state and local governments combined."

Among other provisions, the Amendment requires the establishment of emergency reserves, limits increases in district revenues and limits increases in district fiscal year spending. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. The Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the Amendment. District revenues in excess of the limits prescribed by the Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. The State anticipates that revenues in excess of the limits applicable for the 1996 fiscal year will be refunded to certain taxpayers in the State in accordance with the Amendment. In addition, the Amendment prohibits new or increased real property transfer taxes, new State real property taxes and new local district income taxes. The Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

This description is not intended to constitute a complete description of all of the provisions of the Amendment. Furthermore, many provisions of the Amendment and their application are unclear. Several statutes have been enacted since the passage of the Amendment attempting to clarify the application of the Amendment with respect to certain governmental entities and activities and numerous court decisions have been rendered interpreting certain of the Amendment's provisions. However, many provisions of the Amendment may require further legislative or judicial clarification. The future impact of the Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time. Attempts to apply the provisions of the Amendment to obligations issued prior to the approval of the Amendment may be challenged as violation of protections afforded by the federal constitution against impairment of contracts.

MINNESOTA

The following information has been derived from the 1997 edition of HISTORICAL ECONOMIC STATISTICS and the ECONOMIC REPORT TO THE GOVERNOR for 1993 and 1994, both prepared by the Economic Resource Group, and COMPARE MINNESOTA: AN ECONOMIC AND STATISTICAL FACT BOOK 1996/1997 by the Minnesota Department of Trade and Economic Development. In a number of instances, the information in these sources is current through 1994.

THE STRUCTURE OF THE MINNESOTA STATE'S ECONOMY

Diversity   and  a   significant   natural   resource  base  are  two  important
characteristics of the State's economy.

When viewed in 1994 on an aggregate level, the structure of the State's economy parallels the structure of the United States economy as a whole. State employment in 10 major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of total State employment was within 2.5 percentage points of national employment share.

Some unique characteristics of the State's economy are apparent in employment concentrations in many major industries. The State's high technology industries accounted for more than 7% of all employment in the State of 1994, and the State's concentration of high technology employment is 50% higher than the United States average. This emphasis is partly explained by the location in the State of Honeywell, IBM, 3M Company, Unisys and Seagate Technology.

The importance of the State's resource base for overall employment is apparent in the employment mix in non-durable goods industries. The State's concentration of employment in 1994 was 50% higher than the United States average in the food and kindred products industry and almost 50% higher in the forest and forestry products industry. Both of these rely heavily on renewable resources in the State. Over half of the State's acreage is devoted to agricultural purposes, and nearly one-third to forestry.

The printing and publishing industry and medical products manufacturing industry are also relatively more important in the State than in the United States. From 1985 to 1994, employment in the State's printing and publishing industry grew 28.2%, compared to the United States growth rate of 7.8% over the same period. Printing and publishing companies provided 2.9% of all of the State's private industry jobs in 1994. In the medical products manufacturing industry, the State's concentration of employment in 1994 was the second highest in the nation and twice the United States average.

Mining is currently a less significant factor in the State economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 7.4 thousand in 1994. It is not expected that mining employment will return to 1979 levels. However, Minnesota retains significant quantities of taconite as well as copper, nickel, cobalt, and peat which may be utilized in the future.

EMPLOYMENT GROWTH IN THE STATE

In the period 1985 to 1994, employment in non-farm industries increased 24.1%, compared to an increase of 16.9% in the United States. Manufacturing has been a strong sector, with Minnesota employment outperforming its United States counterpart in the period from 1985 to 1994 with an increase of 10.5% compared to a decrease of 4.9% in the United States in the same period. Over 40% of the total increase in Minnesota non-farm employment between the years 1985-1994 resulted from a 45.5% increase in employees in the services industry during this period. Mining was the only industry where employment decreased between 1985-1994 in both Minnesota and the United States, dropping by 9.4% in Minnesota and 34.8% in the United States.

PERFORMANCE OF THE STATE'S ECONOMY

Since 1980, State per capita personal income has been within three percentage points of national per capita personal income. The State's per capita income, which is computed by dividing personal income by total resident population, has generally remained above the national average in spite of the early 1980's recessions and some difficult years in agriculture. In 1994, Minnesota per capita personal income was 102.6% of its U.S. counterpart.

In the level of personal income per capita, Minnesota ranked second among twelve north central states in both 1992 and 1994. During the period 1985 to 1994, Minnesota ranked second among such states in annual average growth of personal income and fifth during the period 1993 to 1994. Minnesota ranked twentieth nationally and third among the twelve north central states with a per capita disposable income of $18,792 in 1994. During 1990-1992, wage and salary disbursements which constitute some 60% of total personal income grew 12.3% in Minnesota as compared to 8.3% for the United States. Personal income in Minnesota grew more rapidly than seven other north central states' averages during 1993-1994, and faster than the United States average. From 1985 to 1994, Minnesota non-agricultural employment grew 24.1% while such employment in the
United   States   grew   16.9%.

During the 1990-1993 period, Minnesota non-agricultural employment increased 5.1%, while regional employment increased 1.3%.

The annual employment rate in Minnesota was below that of the United States and of the twelve north central states for every year during the ten-year period of 1985 to 1994. In 1994, the State's unemployment rate was 3.9% compared to the United States average of 6.1% and the twelve north central state's average of 5.1%.

POPULATION TRENDS IN THE STATE

Minnesota resident population grew from 4,074,000 in 1980 to 4,565,000 in 1994, for a growth rate of 12.1%. The United States growth rate between 1980 and 1994 was 15.1% and the overall growth rate for the twelve north central states was 4.4%. Minnesota population is currently forecast to grow 12.3% between 1994 and 2010.

III.     INVESTMENT LIMITATIONS

For purposes of all fundamental and  nonfundamental  investment  policies of the
Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.

FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are fundamental policies of the Fund. Reference to any Fund that invests in one or more Core Portfolios includes reference to the Core Portfolio(s) in which that Fund invests, which has the same fundamental policies as the Fund.

(1)      DIVERSIFICATION

                  EACH FUND (other than Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund and Minnesota Tax-Free Fund) may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer

(2)      CONCENTRATION

         (a) CASH INVESTMENT FUND and READY CASH INVESTMENT FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities or in foreign government securities; (2) municipal securities are not treated as involving a single industry; (3) there is no limit on investment in issuers domiciled in a single country; (4) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (5) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone); and provided the Fund will invest more than 25% of the value of the

                    Fund's total assets in obligations of domestic and foreign financial institutions and their holding companies. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (b) TREASURY FUND, U.S. GOVERNMENT FUND AND MUNICIPAL MONEY MARKET FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in foreign government securities, or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (2) municipal securities are not treated as involving a single industry; (3) there is no limit on investment in issuers domiciled in a single country; (4) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (5) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies;
                    provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (c) Treasury Plus Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on (i) investments in
                    U.S. Government securities, in repurchase agreements covering U.S. Government securities, in securities issued by the states, territories and possessions of the United States ("municipal securities") or in foreign government securities or (ii) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

         (d) Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund and ValuGrowth Stock Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in repurchase agreements covering U.S. Government Securities; (2) municipal securities are not treated as involving a single industry; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the

                    1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (e) TOTAL RETURN BOND FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities; (2) mortgage-related or housing-related securities (including mortgage-related or housing-related U.S. Government Securities) and municipal securities are not treated as involving a single industry;
                    (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (f) SMALL COMPANY STOCK FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities, municipal securities are not treated as involving a single industry; (2) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (3) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (g) DIVERSIFIED SMALL CAP FUND AND SMALL CAP OPPORTUNITIES FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.
                    Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (h) STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED FUND, INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, AND SMALL COMPANY GROWTH FUND may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities, repurchase agreements covering U.S. Government Securities, foreign government securities, mortgage-related or housing-related securities, municipal securities and issuers domiciled in a single country; that financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and that utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         (i) International Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry; provided: (1) there is no limit on investments in U.S. Government Securities, or in repurchase agreements covering U.S. Government Securities; (2) there is no limit on investment in issuers domiciled in a single country; (3) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance); and (4) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone). Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

(3)      BORROWING

         (a) Each MONEY MARKET FUND, INCOME FUND, TOTAL RETURN BOND FUND, each TAX-FREE INCOME FUND, VALUGROWTH STOCK FUND, SMALL COMPANY STOCK FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may borrow money from banks or by entering into reverse repurchase agreements, but the Fund will limit borrowings to amounts not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).


         (b) STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, INDEX FUND, INCOME EQUITY FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND AND INTERNATIONAL FUND may borrow money for temporary or emergency purposes, including the meeting of redemption requests, but not in excess of 33 1/3% of the value of the Fund's total assets (as computed immediately after the borrowing).

         (c) TREASURY PLUS FUND may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets. For purposes of this limitation, the following are not treated as borrowing to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), (ii) reverse repurchase agreements; (iii) dollar roll transactions; and (iv) the lending of securities.


(4)      ISSUANCE OF SENIOR SECURITIES

         NO FUND may issue senior securities except to the extent permitted by the 1940 Act.

(5)      UNDERWRITING ACTIVITIES

         (a) TREASURY PLUS FUND may not underwrite (as that term is defined by the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be considered to be an underwriter.

         (b) NO OTHER FUND may underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(6)      MAKING LOANS

         (a) TREASURY PLUS FUND may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

         (b) NO OTHER FUND may make loans, except a Fund may enter into repurchase agreements, purchase debt securities that are otherwise permitted investments and lend portfolio securities.

(7)      PURCHASES AND SALES OF REAL ESTATE

         (a) EACH FUND (other than DIVERSIFIED SMALL CAP FUND, SMALL CAP OPPORTUNITIES FUND AND TREASURY PLUS FUND) may not purchase or sell real estate or any interest therein or real estate limited partnership interests, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

         (b) DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND may not purchase or sell real estate or any interest therein, except that it may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

         (c) TREASURY PLUS FUND may not purchase or sell real estate, unless acquired as a result of ownership of securities or other investments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(8)      PURCHASES AND SALES OF COMMODITIES

         (a) EACH FIXED INCOME FUND, EQUITY FUND (OTHER THAN DIVERSIFIED SMALL CAP FUND AND SMALL CAP OPPORTUNITIES FUND) and BALANCED FUND may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

         (b) DIVERSIFIED SMALL CAP FUND AND SMALL CAP OPPORTUNITIES FUND may not purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures and forward currency contracts and other financial contracts or derivative instruments.

         (c) TREASURY PLUS FUND may not purchase or sell physical commodities unless acquired as a result of the ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations which are not fundamental policies of the Fund. Reference to a Fund includes reference to its corresponding Core Portfolio, if applicable, which has the same fundamental policies as the Fund. The policies of a Fund may be changed by the Board, or in the case of its corresponding Core Portfolio, the Core Trust Board.

(1)      DIVERSIFICATION

         (a) To the extent required to qualify as a regulated investment company, and with respect to 50% of its assets, MUNICIPAL MONEY MARKET FUND may not purchase a security other than a U.S. Government Security, if as a result, more than 5% of the Fund' s total assets would be invested in the section as a single issuer or the Fund would own more than 10% of the outstanding rated securities of any single issuer.

         (b) COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND, the Fund are "non-diversified" as that term is defined in the 1940 Act.

         (c) With respect to each of COLORADO TAX-FREE FUND, MINNESOTA INTERMEDIATE TAX-FREE FUND and MINNESOTA TAX-FREE FUND, to the extent required to qualify as a regulated investment company under the Code, as amended, the Fund may not purchase a security (other than a U.S. Government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

(2)      BORROWING

         (a) EACH FUND'S (other than TREASURY PLUS FUND'S, INTERMEDIATE GOVERNMENT INCOME FUND'S and DIVERSIFIED BOND FUND'S) borrowings for other than temporary or emergency purposes or meeting redemption requests may not exceed an amount equal to 5% of the value of the Fund's net assets. When STABLE INCOME FUND, LIMITED TERM GOVERNMENT INCOME FUND, INTERMEDIATE GOVERNMENT INCOME FUND, DIVERSIFIED BOND FUND, STRATEGIC INCOME FUND, MODERATE BALANCED FUND, GROWTH
                    BALANCED FUND, AGGRESSIVE BALANCED-EQUITY FUND, INCOME EQUITY FUND, INDEX FUND, DIVERSIFIED EQUITY FUND, GROWTH EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND AND INTERNATIONAL FUND establish a segregated account to limit the amount of leveraging with respect to certain investment techniques, they do not treat those techniques as involving borrowings for purposes of this or other borrowing limitations.

         (b) TREASURY PLUS FUND may not purchase or sell physical commodities unless acquired as a result of the ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

(3)      ILLIQUID SECURITIES

         (a) No MONEY MARKET FUND other than TREASURY PLUS FUND may acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

         (b) Each Fixed Income Fund, Equity Fund and Balanced Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities which are not readily marketable, including securities that are not readily marketable by virtue of restrictions on the sale of such securities to the public without registration under the 1933 Act, as amended ("Restricted Securities").

         (c) TREASURY PLUS FUND may not invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and
                    (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.


 (4)     OTHER INVESTMENT COMPANIES

                    NO FUND may invest in securities of another investment company, except to the extent permitted by the 1940 Act.

(5)      MARGIN AND SHORT SALES

         (a) EACH FUND (other than TREASURY PLUS FUND, LIMITED TERM GOVERNMENT INCOME FUND AND INTERMEDIATE GOVERNMENT INCOME
                    FUND) may not purchase securities on margin, or make short sales of securities (except short sales against the box), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities. Each Fund other than Treasury Plus Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts. No Fund (other than Treasury Plus Fund, Diversified Small Cap Fund and Small Cap Opportunities Fund) may enter short sales if, as a result, more that 25% of the value of the Fund's total assets would be so invested, or such a position would represent more than 2% of the outstanding voting securities of any single issuer or class of an issuer.

         (b) Treasury Plus Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. The Fund may not purchase securities on margin, except that the Fund may use short-term credit for clearance of the Fund's transactions, and provided that the initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


(6)      UNSEASONED ISSUERS

         NO FUND (other than TREASURY PLUS FUND, DIVERSIFIED SMALL CAP FUND and SMALL CAP OPPORTUNITIES FUND) may invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest, if, as a result, more than 5% of the value of the Fund's total assets would be so invested; provided, that each Fund may invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

(7)      PLEDGING

         NO FUND may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions.

 (9)     SECURITIES WITH VOTING RIGHTS

         NO MONEY MARKET FUND or FIXED INCOME FUND may purchase securities having voting rights except securities of other investment companies; provided that the Funds may hold securities with voting rights obtained through a conversion or other corporate transaction of the issuer of the securities, whether or not the Fund was permitted to exercise any rights with respect to the conversion or other transaction.

(10)     LENDING OF PORTFOLIO SECURITIES

         NO FUND (other than SMALL CAP OPPORTUNITIES FUND) may lend portfolio securities if the total value of all loaned securities would exceed 33 1/3% of the Fund's total assets, as determined by SEC guidelines.

         SMALL CAP OPPORTUNITIES FUND may not lend portfolio securities if the total value of all loaned securities would exceed 25% of its total assets.

 (11)    REAL ESTATE LIMITED PARTNERSHIPS

          NO FUND other than TREASURY PLUS FUND may invest in real estate limited partnerships.

(12)     OPTIONS AND FUTURES CONTRACTS

         (a)      NO  MONEY  MARKET  FUND  may  invest   in   options,   futures
                  contracts or options on futures contracts.

         (b) NO FIXED INCOME FUND, EQUITY FUND (other than SMALL CAP OPPORTUNITIES FUND) or BALANCED FUND may purchase an option if, as a result, more that 5% of the value of the Fund's total assets would be so invested.

(13)     WARRANTS

         NO FUND may invest in warrants if: (1) more than 5% of the value of the Fund's net assets would will be invested in warrants (valued at the lower of cost or market) or (2) more than 2% of the value of the Fund's net assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange; provided, that warrants acquired by a Fund attached to securities are deemed to have no value.

(14)     TREASURY FUND INVESTMENT LIMITATIONS

         TREASURY FUND may not enter into repurchase agreements or purchase any security other than those that are issued or guaranteed by the U.S. Treasury, including separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury.

(15)     PURCHASES AND SALES OF COMMODITIES

         NO MONEY MARKET FUND except TREASURY PLUS FUND may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities, provided that currencies and currency-related contracts and contracts on indices are not be deemed to be physical commodities.

         TREASURY PLUS FUND may not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

(16)     ValuGROWTH STOCK FUND INVESTMENT LIMITATIONS

         VALUGROWTH STOCK FUND may not enter into commitments under when-issued and forward commitment obligations in an amount greater than 15% of the value of the Fund's total assets.

(17)     EXERCISING CONTROL OF ISSUERS

         TREASURY PLUS FUND may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control


IV.      PERFORMANCE AND ADVERTISING DATA


Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Funds is historical and is not intended to indicate future returns. All performance information for a Fund is calculated on a class basis. Each Fund's yield and total return fluctuate in response to market conditions and other factors. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for the Money Market Funds, a Fund takes the income it earned from its investments for a 7-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 7-day period. With respect to each of the other Funds, to calculate standardized yield, a Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. Municipal Money Market Fund and the Tax-Exempt Fixed Income Funds may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate.

A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.
Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.



For a listing of certain performance data as of November 30, 1997 (see Appendix C-- Performance Data, Table 3-- Total Returns).

In performance advertising, the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a Fund that invests its assets using different investment styles. Indices are not used in the management of a Fund but rather are standards by which an Adviser and shareholders may compare the performance of a Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund. This material is not to be considered representative or indicative of future performance. The Funds may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Fund fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.


MONEY MARKET FUNDS

Yield quotations for the Money Market Funds will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Money Market Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

FIXED INCOME AND EQUITY FUNDS

Standardized yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

Income calculated for the purpose of determining each Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Fund's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Fund's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Fund. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)n = ERV

         Where:
                  P =  a  hypothetical  initial  payment  of  $1,000
                  T =  average annual total return
                  n =  number of years
                  ERV   = ending  redeemable  value:  ERV is the value, at the
                          end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the sales load according to the following formula:


       P(1+U)n = ERV

Where    P        =     a hypothetical initial payment of $1,000.

         U        =     average annual total return assuming non payment of
                        the maximum sales load at the beginning of the stated period.

         n        =     number of years

         ERV      =     ending redeemable value of a hypothetical $1,000 payment
                        at the end of the stated period

In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

   PT = (ERV/P-1)

   Where:
      PT = period total return
      The other definitions are the same as in average annual total return above

MULTICLASS, COLLECTIVE INVESTMENT AND COMMON TRUST FUND AND CORE-GATEWAY PERFORMANCE

MULTICLASS PERFORMANCE

When a Fund has more than one class of shares, performance calculations for the classes of shares that are created after the initial class may be stated so as to include the performance of the initial class or classes of the Fund. Generally, performance of the initial class is not restated to reflect the expenses or expense ratio of the subsequent class. For instance, if A Shares of a Fund are created after I Shares have been in existence, the inception of performance for the A Shares will be deemed to be the inception date of the I Shares and the performance of the I Shares (based on the I Shares actual expenses) from the inception of I Shares to the inception of A Shares will be deemed to be the performance of A Shares for that period. For standardized total return calculations, the current maximum initial sales load and applicable 12b-1 fees on A Shares would be used in determining the total return of A Shares as if assessed at the inception of I Shares. Generally, the performance of B Shares will be calculated only from the inception date of B Shares, regardless of the existence of prior share classes in the same Fund.

COLLECTIVE INVESTMENT AND COMMON TRUST FUND PERFORMANCE

Prior to November 11, 1994, Norwest Bank managed several collective investment funds each of which had an investment objective and investment policies that were in all material respects equivalent to a particular Fund which became the successor to the collective investment fund. Therefore, the performance for these Funds includes the performance of their predecessor collective investment funds for periods before those Funds became mutual funds on November 11, 1994. The collective investment fund performance was adjusted to reflect those Funds' 1994 estimate of their expense ratios for the first year of operations as a mutual fund (without giving effect to any fee waivers or expense reimbursements). Prior to October 1, 1997, Norwest Bank managed a common trust fund which had an investment objective and investment policies that were in all material respects equivalent to one of the Funds which became the successor to the collective investment fund. Therefore, the performance for the Fund includes the performance of the predecessor common trust fund for the period before the Fund became a mutual fund on October 1, 1997. The common trust fund performance was adjusted to reflect the Fund's 1997 estimate of its expense ratio for the first year of operation as a mutual fund (without giving effect to any fee waivers or expense reimbursements). The collective investment funds and common trust fund were not registered under the 1940 Act nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected the performance result. The performance of International Fund reflects the historical performance of Schroder International Equity Fund (managed by Schroder Capital Management International Inc.) in which International Fund's predecessor collective investment fund invested.

CORE-GATEWAY PERFORMANCE

When a Fund invests all of its investable assets in Core portfolio that has a performance history prior to the investment by the Fund, the Fund will assume the performance history of the Core Portfolio. That history may be restated to reflect the estimated expenses of the Fund.

OTHER ADVERTISEMENT MATTERS

The Funds may advertise other forms of performance. For example, the Funds may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Fund's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Funds may also include various information in their advertisements including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively; (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging; (6) biographical descriptions of the Funds' portfolio managers and the portfolio management staff of the Advisers or summaries of the views of the portfolio managers with respect to the financial markets; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from a Fund or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (9) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Fund's performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                            Total Invested $600      Average Price $15.17        Total Shares 41.81



With respect to the Funds that invest in municipal securities and distribute Federally tax-exempt (and in certain cases state tax exempt) dividends, the Funds may advertise the benefits of and other effects of investing in municipal securities. For instance, the Funds' advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only are not necessarily representative of a Fund's yield.

In connection with its advertisements each Fund may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

V.       MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of April 1, 1998 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.


JOHN Y. KEFFER, Chairman and President,* Age 54.

          President  and Owner,  Forum  Financial  Services,  Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

ROBERT C. BROWN, Trustee,* Age 65.

         Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest

          Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

DONALD H. BURKHARDT, Trustee, Age 70.

          Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

JAMES C. HARRIS, Trustee, Age 76.

          President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

RICHARD M. LEACH, Trustee, Age 63.

          President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor
          Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

JOHN S. MCCUNE,* Trustee, Age 46.

          President,   Norwest  Investment   Services,   Inc.  (a  broker-dealer
          subsidiary of Norwest bank) His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

TIMOTHY J. PENNY, Trustee, Age 45.

          Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

DONALD C. WILLEKE, Trustee, Age 56.

          Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

SARA M. MORRIS, Vice President and Treasurer, Age 33.

         Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Morris was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor.
         Her address is Two Portland Square, Portland, Maine 04101.

DAVID I. GOLDSTEIN, Vice President and Secretary, Age 35.

         Managing Director and General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

THOMAS G. SHEEHAN, Vice President and Assistant Secretary, Age 42.

          Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

PAMELA J. WHEATON, Assistant Treasurer, Age 38.

         Manager - Tax and Compliance Group, Forum Financial Services, Inc., with which she has been associated since 1989. Ms. Wheaton is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

MAX BERUEFFY, Assistant Secretary (age 44)

         Senior Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

DON L. EVANS, Assistant Secretary, Age 49.

         Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

EDWARD C. LAWRENCE, Assistant Secretary, Age 28.

         Fund Administrator, Forum Financial Services, Inc., with which he has been associated since 1997. Prior thereto, Mr. Lawrence was a self-employed contractor on antitrust cases with the law firm of White & Case. After graduating from law school, from 1994-1996, Mr. Lawrence worked as an assistant public defender for the Missouri State Public Defender's Office. His address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Funds, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Funds' audit committees, receives additional compensation of $6,000 from the Trust and Norwest

Select Funds allocated pro rata between the Trust and Norwest Select Funds based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Funds, combined. Norwest Select Funds have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1998, which was the fiscal year end of all of the Trust's portfolios.

                                                                             TOTAL COMPENSATION FROM
                                                     TOTAL COMPENSATION       THE TRUST AND NORWEST
                                                       FROM THE TRUST             SELECT FUNDS
                                                       --------------             ------------
         Mr. Brown                                              $                          $
         Mr. Burkhardt                                          $                          $
         Mr. Harris                                             $                          $
         Mr. Leach                                              $                          $
         Mr. Penny                                              $                          $
         Mr. Willeke                                            $                          $


Neither the Trust nor Norwest Select Funds has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1997 total expenses of the Trustees (other than Mr. Keffer) was $ and total expenses of the trustees of Norwest Select Funds was $.

As of April 1, 1998, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Funds.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer, Goldstein, Butt, Sheehan, and Misses Clark and Walker, officers of Core Trust, all currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, (see "Management -- Trustees and Officers -- Trustees and Officers of the Trust.")

JOHN Y. KEFFER,* Chairman and President.

COSTAS AZARIADIS, Trustee, Age 53.

     Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

JAMES C. CHENG, Trustee, Age 54.

     Managing Director, Forum Financial Services, Inc. since September 1991. President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is Two Portland Square, Portland, Maine 04101.

J. MICHAEL PARISH, Trustee, Age 53.

     Partner at the law firm of Reid & Priest. Prior thereto he was a partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. His address is 40 Wall Street, New York, New York 10005.

SARA M. MORRIS, Treasurer

PAMELA J. WHEATON, Assistant Treasurer

DAVID I. GOLDSTEIN, Secretary.

THOMAS G. SHEEHAN, Assistant Secretary.


TRUSTEES AND OFFICERS OF SCHRODER CORE

The Trustees and officers of Schroder Core and their principal occupations during the past five years and ages are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Messrs. Keffer and Sheehan, officers of Schroder Core, currently serve as officers of the Trust. Accordingly, for background information pertaining to these officers, (see "Management - Trustees and Officers - Trustees and Officers of the Trust.")

PETER E. GUERNSEY, Oyster Bay, New York - Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

JOHN I. HOWELL, Greenwich, Connecticut - Trustee of the Trust - Private Consultant since February 1987; Honorary Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

MARK J. SMITH(b), 33 Gutter Lane, London, England - President and Trustee of the Trust - Senior Vice President and Director of Schroder; Director and Senior Vice President, Schroder Fund Advisors Inc..

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - Director of Schroder and Schroder Capital Management International Ltd. since 1994; Senior Vice President and Director of Schroder; prior thereto, employed by various affiliates of Schroders plc in various positions in the investment research and portfolio management areas since 1986.

MARGARET H. DOUGLAS-HAMILTON(b)(c), 787 Seventh Avenue, New York, New York - Vice President of the Trust Secretary of SCM since July 1995; Senior Vice President and General Counsel of Schroders U.S. Holdings Inc. since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Deputy Chairman of Schroder since October 1995; Director and Executive Vice President of Schroder Capital Management International Ltd. since 1989.

BARBARA GOTTLIEB(c), 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust and Vice President of Schroder Fund Advisors Inc.; prior thereto held various positions with SWIS affiliates.

JOHN Y. KEFFER, 2 Portland Square, Portland, Maine - Vice President of the Trust. President of Forum Financial Services, Inc., the Fund's sub-administrator, and Forum Financial Corp., the Fund's transfer and dividend disbursing agent and fund accountant.

JANE P. LUCAS, (c) 787 Seventh Avenue, New York, New York - Vice President of the Trust - Director and Senior Vice President Schroder; Director of SCM since September 1995; Director of Schroder Fund Advisors Inc.; Assistant Director Schroder Investment Management Ltd. since June 1991.

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Associate, Schroder.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - Vice President of the Trust - President of Schroder Fund Advisors Inc. since 1997; Group Vice President of Schroder; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

THOMAS G. SHEEHAN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Group Vice President of Schroder, employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO(b), 787 Seventh Avenue, New York, New York - Vice President of the Trust - Managing Director and Senior Vice President of Schroder since October 1995; Director of Schroder Fund Advisors Inc.; Director of Schroder since 1991; prior thereto, employed by various affiliates of Schroder in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - Vice President of the Trust - Vice President of Schroder since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ALEXANDRA POE, 787 Seventh Avenue, New York, New York - Secretary and Vice President of the Trust - First Vice President of Schroder; Fund Counsel and Senior Vice President of Schroder Fund Advisors Inc. since August 1996; prior thereto an investment management attorney with Gordon Altman Butowsky Weitzen Shalov & Wein since July 1994; prior thereto counsel and Vice President of Citibank, N.A. since 1989.

MARY KUNKEMUELLER, 787 Seventh Avenue, New York, New York - Vice President of Schroder Fund Advisors Inc.

INVESTMENT ADVISORY SERVICES

GENERAL

Table 1 in Appendix B shows, with respect to each Fund, the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust or Norwest and Core Trust, if the Fund invests in one or more Core Portfolios, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows similar information with respect to Schroder for its services to International Portfolio and Schroder U.S. Smaller Companies Portfolio. The data is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period.

The advisory fee for each Fund is disclosed in the Fund's prospectuses. All investment advisory fees are accrued daily and paid monthly. Each Adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Funds, each Adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Fund. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Fund an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from a Fund with respect to the client's assets invested in the Fund.

NORWEST INVESTMENT MANAGEMENT

Subject to the general supervision of the Board, Norwest makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program or oversees the investment decisions of the investment subadvisers, as applicable. Norwest provides its investment advisory services indirectly to each Fund that operates in a Core and Gateway Structure (other than Schroder U.S. Smaller Companies Portfolio, Schroder EM Core Portfolio and International Portfolio) through its investment advisory services of the Core Portfolios. In addition, subject to the general supervision of the Board, Norwest continuously reviews and determines the allocation of the assets of Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Diversified Small Cap Fund and International Fund among the various investment styles and Core Portfolios in which those Funds invest. Norwest, which is located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1997, Norwest Corporation had assets of $83.6 billion, which made it the 11th largest bank holding company in the United States. As of June 30, 1997, Norwest and its affiliates managed assets with a value of approximately $52.9 billion.

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund. For further information about the investment subadvisory services for certain Funds and the advisory services for International Portfolio of Core Trust. (See "Management -- Investment Advisory Services -- Schroder Capital Management International, Inc.," "--Sub-Advisers" -- Crestone Capital Management, Inc.," "-- Galliard Capital Management, Inc.," "-- Peregrine Capital Management, Inc.," "-- United Capital Management, Inc." And "-- Smith Asset Management Group, L.P.") Under its various Investment Advisory Agreements, Norwest may delegate its responsibilities to any investment subadviser approved by the Board and, as applicable, shareholders, with respect to all or a portion of the assets of the Fund. With respect to each Fund, the Investment Advisory Agreement between the Trust and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

Each Investment Advisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice: (1) by the Board or by a vote of a majority of the outstanding voting securities of the Fund to the Adviser or (2) by the Adviser on 60 days' written notice to the Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreements also provide that, with respect to the Funds, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest  acts  as  investment  adviser  to  Cash  Investment  Fund,  Ready  Cash
Investment Fund, U.S. Government Fund, Treasury Plus Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowthSM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth
Fund,   Small  Company  Stock  Fund,   Small

Company Growth Fund, Small Cap Opportunities Fund, Diversified Small Cap Fund and International Fund. The investment advisory agreements between Norwest and Core Trust on behalf of the portfolios are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

Norwest Investment Management, Inc. is a part of Norwest Corporation which as of June 30, 1997, was a $83.6 billion financial services company providing banking, insurance, investments, mortgage and consumer finance through 3,844 stores in all 50 states, Canada, the Caribbean, Central America and elsewhere internationally.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.-- SCHRODER U.S. SMALLER COMPANIES PORTFOLIO/INTERNATIONAL PORTFOLIO

Subject  to  the  general  supervision  of the  Core  Boards,  Schroder  Capital
Management International Inc. makes investment decisions for Schroder U.S. Smaller Companies Portfolio, International Portfolio and Schroder EM Core Portfolio and continuously reviews, supervises and administers those Core Portfolio's investment programs.

Small Cap Opportunities Fund invests all of its assets in Schroder U.S. Smaller Companies Portfolio and International Fund invests all of its assets in International Portfolio and Schroder EM Core Portfolio. Pursuant to a separate Advisory Agreement between Schroder Core and Schroder, Schroder acts as investment adviser to Schroder U.S. Smaller Companies Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing Schroder U.S. Smaller Companies Portfolio's investments and effecting portfolio transactions for Schroder U.S. Smaller Companies Portfolio. Pursuant to a separate Advisory Agreement between Core Trust and Schroder, Schroder acts as investment adviser to International Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing International Portfolio's investments and effecting portfolio transactions for International Portfolio. The Advisory Agreements between Schroder U.S. Smaller Companies Portfolio, International Portfolio, Schroder EM Core Portfolio and Schroder will continue in effect only if such continuance is specifically approved at least annually: (1) by the applicable Trust Board or by vote of a majority of the outstanding voting interests of the Core Portfolio, and, in either case (2) by a majority of the applicable Trust's trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Advisory Agreement; provided further, however, that if the Advisory Agreement or the continuation of the Agreement is not approved as to a Core Portfolio, the Adviser may continue to render to that Core Portfolio the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

On behalf of each Fund that invests all or a portion of its assets in Schroder U.S. Smaller Companies Portfolio or International Portfolio, Norwest and the Trust have entered into an Investment Subadvisory Agreement with Schroder. An Investment Subadvisory Agreement would become operative and Schroder would directly manage a Fund's assets if the Board determined it was no longer in the best interest of the Fund to invest in smaller companies or international securities by investing in another registered investment company. In that event, pursuant to the Investment Subadvisory Agreement Schroder would makes investment decisions directly for a Fund and continuously review, supervise and administer the Fund's investment program with respect to that portion, if any, of the Fund's portfolio that Norwest has so delegated. Schroder would be required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Funds' investments and effecting portfolio transactions for the Funds (to the extent of Norwest's delegation).

The Investment Subadvisory Agreements will continue in effect only if such continuance is specifically approved at least annually: (1) by the Board or by vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, (2) by a majority of the applicable Trust's trustees who are not parties to the Investment Subadvisory Agreements or interested persons of any such party (other than as trustees of the applicable Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreements; provided further, however, that if the Investment Subadvisory Agreements or the continuation of the Agreements is not approved as to a Fund, the Subadviser may continue to render to that Fund the services described herein in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

Each Investment Subadvisory Agreement is terminable without penalty with respect to the Fund on 60 days' written notice when authorized either by majority vote of the Fund's shareholders or by the Board, or by Schroder on 60 days written notice to the Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreements also provide that, with respect to the Funds, neither Schroder nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Schroder's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreements. The Investment Subadvisory Agreements provide that Schroder may render services to others.

No payments are made under the Funds' Investment Subadvisory Agreements with Schroder because no assets are allocated to Schroder to manage directly.

The Advisory Agreements between Schroder and Core Trust and Schroder and Schroder Core on behalf of International Portfolio, Schroder EM Core Portfolio and Schroder U.S. Smaller Companies Portfolio, respectively are identical to the Investment Advisory Agreements between the Trust and Norwest, except for the fees payable thereunder and certain immaterial matters.

SUB-ADVISERS

The Adviser pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by Norwest to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable to each Fund by Norwest for investment advisory services will not vary as a result of those negotiations.

Norwest performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. Norwest will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. Norwest also may from time to time recommend that the Board of Trustees replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds and, with respect to the Core Portfolios, are identical, except for the fees payable and certain other non-material matters.

CRESTONE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with the Small Company Stock Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund (the

"Funds"), Norwest has entered into an Investment Subadvisory Agreement with Crestone, located at 7720 East Belleview Avenue, Suite 220, Englewood, Colorado 80111 with respect to Small Company Stock Portfolio. Crestone is registered with the SEC as an investment adviser and is a non-wholly owned subsidiary of Norwest. Pursuant to the Investment Subadvisory Agreement, Crestone makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program with respect to that portion, if any, of the Funds' investment portfolio that Norwest believes should be invested using Crestone as a subadviser. Currently, Crestone manages all of the assets of Small Company Stock Portfolio and has done so since the Core Portfolio's inception. Norwest supervises the performance of Crestone including its adherence to the Funds' investment objectives and policies and pays Crestone a fee for its investment management services. For its services under the Investment Subadvisory Agreement, Norwest pays Crestone a fee based on the Core Portfolio's average daily net assets at an annual rate of 0.40% on the first $30 million; 0.30% on the next $30 million; 0.20% on the next $40 million and 0.15% on all sums in excess of $100 million. For Small Company Stock Fund's fiscal years ended May 31, 1996, 1995 and 1994, Norwest paid Crestone subadvisory fees of $180,748, $137,862 and $8,792, respectively.

Under its Investment Subadvisory Agreement, Crestone makes investment decisions for the Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Crestone is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of the Funds' investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolio, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to the Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to the Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Crestone on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Core Portfolio, neither Crestone nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Crestone against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Crestone's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Crestone may render services to others.

Crestone also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Crestone and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

GALLIARD CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Stable Income Fund, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Aggressive Balanced-Equity Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479 with respect to Stable Income Portfolio, Strategic Value Bond Portfolio and Managed Fixed Income Portfolio.

Galliard is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Investment Subadvisory Agreement, Galliard makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Galliard as a subadviser. Currently, Galliard manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Galliard including its adherence to the Core Portfolios' investment objectives and policies and pays Galliard a fee for its investment management services.

Under its Investment Subadvisory Agreement, Galliard makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Galliard is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Galliard on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Galliard nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Galliard against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Galliard's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Galliard may render services to others.

Galliard also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

PEREGRINE CAPITAL MANAGEMENT, INC.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund and Small Company Growth Fund (the "Funds"), Norwest has entered into an Investment Subadvisory Agreement with Peregrine, located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55479 with respect to Positive Bond Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. Peregrine is registered with the SEC as an investment adviser and is an investment advisory subsidiary of Norwest Bank. Pursuant to the Investment Subadvisory Agreement, Peregrine makes investment decisions for each of the Funds and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Peregrine as a subadviser. Currently, Peregrine manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Peregrine including its adherence to the Core Portfolios' investment objectives and policies and pays Peregrine a fee for its investment management services.

Under its Investment Subadvisory Agreement, Peregrine makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Peregrine is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Peregrine on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Peregrine nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Peregrine against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Peregrine's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Peregrine may render services to others.

Peregrine also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Peregrine and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

SMITH ASSET MANAGEMENT GROUP, L.P.

To assist Norwest in carrying out its obligations under the Investment Advisory Agreement with Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Diversified Equity Fund, Growth Equity Fund and Diversified Small Cap Fund (the "Funds") , Norwest has entered into an Investment Subadvisory Agreement with Smith, located at 500 Crescent Court, Suite 250, Dallas, Texas with respect to Disciplined Growth Portfolio and Small Cap Value Portfolio. Smith is registered with the SEC as an investment adviser. Pursuant to the Investment Subadvisory Agreement, Smith makes investment decisions for each of the Portfolios and continuously reviews, supervises and administers each Core Portfolio's investment program with respect to that portion, if any, of the Fund's investment portfolio that Norwest believes should be invested using Smith as a subadviser. Currently, Smith manages all the assets of each Core Portfolio and has done so since each Core Portfolio's inception. Norwest supervises the performance of Smith including its adherence to the Core Portfolios' investment objectives and policies and pays Smith a fee for its investment management services. As of October 1, 1997, for its services under the Investment Subadvisory Agreement, Norwest pays Smith a fee based on Disciplined Growth Portfolio's and Small Cap Value Portfolio's average daily net assets at an annual rate of 0.35% and 0.45%, respectively.

Under its Investment Subadvisory Agreement, Smith makes investment decisions for each Core Portfolio and continuously reviews, supervises and administers each Fund's investment program with respect to that portion, if any, of the Fund's investment portfolio for which Norwest has delegated management responsibility. Smith is required to furnish at its own expense all services, facilities and personnel necessary in connection with managing of each Fund's investments and effecting portfolio transactions for each Fund (to the extent of Norwest's delegation).

The Investment Subadvisory Agreement will continue in effect with respect to a Core Portfolio only if such continuance is specifically approved at least annually: (1) by the Core Trust Board or by vote of a majority of the outstanding voting securities of the Core Portfolios, and, in either case; (2) by a majority of the Core Trust's trustees who are not parties to the Investment Subadvisory Agreement or interested persons of any such party (other than as trustees of the Core Trust), at a meeting called for the purpose of voting on the Investment Subadvisory Agreement; provided further, however, that if the Investment Subadvisory Agreement or the continuation of the Agreement is not approved, the Subadviser may continue to render to each Core Portfolio the services described in the Investment Subadvisory Agreement in the manner and to the extent permitted by the Act and the rules and regulations thereunder.

The Investment Subadvisory Agreement is terminable without penalty with respect to a Core Portfolio on 60 days' written notice when authorized either by majority vote of the Core Portfolio's shareholders or by the Core Trust Board, or by Smith on 60 days written notice to the Core Trust, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to each Core Portfolio, neither Smith nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing shall be deemed to protect Smith against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Smith's duties or by reason of reckless disregard of its obligations and duties under the Investment Subadvisory Agreement. The Investment Subadvisory Agreement provides that Smith may render services to others.

Smith also currently serves as Investment Subadviser to the Funds pursuant to a separate investment subadvisory agreement between Smith and Norwest. The investment subadvisory agreement with respect to the Funds is identical to the Investment Subadvisory Agreement, except for the fees payable thereunder (no fee is payable under the investment subadvisory agreement with respect to a Fund to the extent that the Fund is invested in an investment company) and certain immaterial matters.

DORMANT INVESTMENT ADVISORY ARRANGEMENTS

Norwest has been retained as a "dormant" or "back-up" investment adviser to manage any assets redeemed and invested directly by a Fund that invests in one or more Core Portfolios. Norwest does not receive any compensation under this arrangement as long as a Fund invests entirely in Core Portfolios. If a Fund redeems assets from a Core

Portfolio and invests them directly, Norwest receives an investment advisory fee from the Fund for the management of those assets. Norwest's dormant investment advisory fees are at the following rates:

                                                                          Fee as a
                   Fund                                    % of the Fund's average daily net assets
                   ----                                    ----------------------------------------
         Cash Investment Fund                                 0.20% for the first $300 million;
                                                              0.16% for the next $400 million;
                                                              0.12%  for the remaining assets.
         Ready Cash Investment Fund                           0.40% for the first $300 million;
                                                              0.36% for the next $400 million;
                                                              0.32%  for the remaining assets
         Stable Income Fund                                            0.30%
         Diversified Bond Fund                                         0.35%
         Total Return Bond Fund                                        0.50%
         Strategic Income Fund                                         0.45%
         Moderate Balanced Fund                                        0.53%
         Growth Balanced Fund                                          0.58%
         Aggressive Balanced-Equity Fund                               0.63%
         Index Fund                                                    0.15%
         Income Equity Fund                                            0.50%
         Diversified Equity Fund                                       0.65%
         Growth Equity Fund                                            0.90%
         Large Company Growth Fund                            0.65%
         Diversified Small Cap Fund                           0.90%
         Small Company Stock Fund                             0.90%
         Small Cap Opportunities Fund                                  0.60%
         Small Company Growth Fund                            0.90%
         International Fund                                            0.85%


         If a Core Portfolio is advised by Schroder or by a Subadviser, Schroder or the Subadviser has also been retained as a dormant subadviser of each Fund that invests in that Core Portfolio (except that Galliard, investment subadviser to Strategic Value Bond Portfolio, has not been retained as a subadviser to Total Return Bond Portfolio and Smith has not been retained as an investment subadviser for any Fund). Norwest (and not the Funds) would pay Schroder and the Subadviser the fees for providing those services.

SHAREHOLDER SERVICING AND CUSTODY

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares -- Purchase Procedures." The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent. For its services, the Transfer Agent receives a fee with respect to each Fund at an annual rate of 0.25% of each Fund's average daily net assets attributable to each class of the Fund (0.20% in the case of Cash Investment Fund and 0.10% in the case of Municipal Money Market Fund - Institutional Shares).

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of FAS, Norwest, any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, Forum: (1) oversees: (a) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and fund accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law; (b) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and fund accountant; (c) the transmission of purchase and redemption orders for Shares; (d) the notification of the Advisers of available funds for investment; and (e) the performance of fund accounting, including the calculation of the net asset value per Share; (2) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (3) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and fund accountant, as well as accounting, auditing, legal and other services performed for the Trust; (4) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (5) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (6) oversees the preparation of proxy and information statements and any other communications to shareholders; (7) with the cooperation of the Trust's counsel, Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (8) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (9) oversees registration and sale of Fund shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (10) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (11) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (12) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (13) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (14) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to each Fund except those which are the responsibility of Forum, Norwest, or any other investment adviser or investment subadviser to a Fund, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Fund, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Fund, FAS: (1) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (2) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (3) assists in the preparation of proxy and information statements and any other communications to shareholders; (4) assists the Advisers in monitoring Fund holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (5) with the cooperation of the Trust's counsel, the Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board; (6) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (7) is responsible for maintaining the Trust's existence and good standing under state law; (8) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (9) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (10) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Fund as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Fund by vote of that Fund's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

For their services, Forum and FAS each receives a fee with respect to U.S. Government Fund, Treasury Fund, Institutional Shares of Municipal Money Market Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Income Fund, each Tax-Free Fixed Income Fund, ValuGrowth Stock Fund, Contrarian Stock Fund and International Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets, with respect to Investor Shares of Municipal Money Market Fund at an annual rate of 0.10% of the class' average daily net assets, with respect to Investor Shares of Ready Cash Investment Fund at an annual rate of 0.075% of the class' average daily net asset, and with respect to each other Fund at an annual rate of 0.025% of the Fund's average daily net assets.

Table 2 in Appendix B shows the dollar amount of fees payable to Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

CORE PORTFOLIOS OF CORE TRUST

Forum manages all aspects of Core Trust's operations with respect to the portfolios except those which are the responsibility of Norwest or Schroder. With respect to each Core Portfolio, Forum has entered into a management agreement (the "Core Trust Management Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Trust Management Agreement.

Under the Core Trust Management Agreement, Forum performs similar services for each Core Portfolio as it and FAS perform for the Blended Funds under the Management and Administration Agreements, to the extent the services are applicable to the Core Portfolios and their structure. Forum and FAS waive their fees payable by each of the Blended Funds under the Management and Administration Agreements to the extent those Funds incur indirectly management fees charged by Forum to a Blended Portfolio.

FAS also serves as an administrator of each Core Portfolio (except Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) and provides services to the Core Portfolios that are similar to those provided to the Funds by Forum and FAS. For its services FAS receives a fee with respect to each Core Portfolio (other than Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) at an annual rate of 0.05% of the Core Portfolio's average daily net assets (0.15% in the case of International Portfolio). Schroder Advisors Inc. ("Schroder Advisors") serves as the administrator of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio and FAS serves as the subadministrator of those Core Portfolios. FAS provides certain management and administrative services necessary for the Schroder Core Core Portfolios' operations, other than the administrative services provided to those Core Portfolios by Schroder. For its services, FAS receives a fee at an annual rate of 0.10% of each Core Portfolio's average daily net assets.

NORWEST ADMINISTRATIVE SERVICES

Under an Administrative Servicing Agreement between the Trust and Norwest with respect to Small Cap Opportunities Fund and International Fund, Norwest performs ministerial, administrative and oversight functions for the Funds and undertakes to reimburse certain excess expenses of the Funds. Among other things, Norwest gathers performance and other data from Schroder as the adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio and from other sources, formats the data and prepares reports to the Funds' shareholders and the Trustees. Norwest also ensures that Schroder is aware of pending net purchases or redemptions of each Fund's shares and other matters that may affect Schroder's performance of its duties. Lastly, Norwest has agreed to reimburse each Fund for any amounts by which its operating expenses (exclusive of interest, taxes and brokerage fees, organization expenses and, if applicable, distribution expenses, all to the extent permitted by applicable state law or regulation) exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. No fees will be paid to Norwest under the Administrative Servicing Agreement unless the each of the Fund's assets are invested solely in Schroder U.S. Smaller Companies Portfolio or International Portfolio and Schroder EM Core Portfolio (in the case of Small Cap Opportunities Fund and International Fund, respectively) or in a portfolio of another registered investment company. This agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party.

The Administrative Service Agreement provides that neither Norwest nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of its or their obligations and duties under the agreement.

Under the agreement, Norwest receives a fee with respect to Small Cap Opportunities Fund and International Fund at an annual rate of 0.25% of the Funds' average daily net assets Small Cap Opportunities Fund and International Fund incur total management and administrative fees at a higher rate than many other mutual funds, including other funds of the Trust.

Table 2 in Appendix B shows the dollar amount of fees payable under the Servicing Agreement, the amount of the fee that was waived, if any, and the amount received by Norwest for the past three fiscal years of the Fund.

SCHRODER ADMINISTRATIVE SERVICES

Schroder  Core  has  entered  into an  Administrative  Services  Agreement  with
Schroder Advisors, 787 Seventh Avenue, New York, New York 10019, pursuant to which Schroder Advisors provides management and administrative services necessary for the operation of Schroder U.S. Smaller Companies Portfolio, including coordination of the services performed by the Core Portfolio's Adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of Schroder, and is a registered broker-dealer organized to act as administrator and distributor of mutual funds.

For these services, Schroder Advisors will receive a fee from Schroder Core at the annual rate of 0.10% of the average daily net assets of the Core Portfolio. The Administrative Services Agreement is terminable with respect to the Core Portfolio without penalty, at any time, by vote of a majority of the trustees of Schroder Core who are not "interested persons" of Schroder Core and who have no direct or indirect financial interest in the operation of the Administrative Services Agreement, upon not more than 60 days' written notice to Schroder Advisors or by vote of the holders of a majority of the shares of the Core Portfolio, or, upon 60 days' notice, by Schroder Advisors. The Administrative Services Agreement will terminate automatically in the event of its assignment.

On behalf of the Core Portfolio, Schroder Core has entered into a Sub-Administration Agreement with Forum. Pursuant to the Sub-Administration Agreement, Forum assists Schroder Advisors with certain of its responsibilities under the Administrative Services Agreement, including shareholder reporting and regulatory compliance.

The Sub-Administration Agreement is terminable with respect to the Core Portfolio without penalty, at any time, by the board of trustees of Schroder Core upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Core Portfolio.

Schroder Advisors provides certain management and administrative services necessary for the Core Portfolios' operations, other than the administrative services provided to the Core Portfolios by Schroder. For its services, Schroder Advisors receives no fee from Schroder U.S. Smaller Companies Portfolio and 0.075% from Schroder EM Core Portfolio.

DISTRIBUTION

Forum also acts as distributor of the shares of the Fund. Forum acts as the agent of the Trust in connection with the offering of shares of the Funds on a "best efforts" basis pursuant to a Distribution Services Agreement.

Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of
Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Fund's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Fund, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Fund or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval ("12b-1 Trustees").

The Distribution Services Agreement terminates automatically if assigned. With respect to each Fund, the Distribution Services Agreement may be terminated at any time without the payment of any penalty: (1) by the Board or by a vote of the Fund's shareholders or, with respect to each class of a Fund for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of 12b-1 Trustees, on 60 days' written notice to Forum or (2) by Forum on 60 days' written notice to the Trust.

Under the Distribution Services Agreement related to the Funds that offer A Shares, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of A Shares of the Funds. With respect to B Shares of each Fund that offers B Shares and C Shares of each Fund that offers C Shares and with respect to Exchange Shares of Ready Cash Investment Fund, the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes the payment to Forum under the Distribution Services Agreement of a distribution services fee for B Shares, C Shares and Exchange Shares, which may not exceed an annual rate of 0.75%, and a maintenance fee for B Shares and Exchange Shares in an amount equal to 0.25%, of the average daily net assets of the Fund attributable to the B Shares and Exchange Shares.

DISTRIBUTION PLAN. B Shares and C Sharesof a Fund are sold at their net asset value per share without the imposition of a sales charge at the time of purchase. With respect to B Shares and C Shares, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") providing for distribution payments, at an annual rate of up to 0.75% of the average daily net assets of the Fund attributable to the B Shares (the "distribution services fee"), by each Fund to Forum, to compensate Forum for its distribution activities. The distribution payments due to Forum from each Fund comprise: (1) sales commissions at levels set from time to time by the Board ("sales commissions"); and (2) an interest fee calculated by applying the rate of 1% over the prime rate to the outstanding balance of uncovered distribution charges. The current sales commission rate for 3.0% for the Tax-Free Fixed Income Funds and 4.0% for other Funds and Forum currently expects to pay sales commissions to each broker-dealer at the time of sale of up to 3.0% or 4.0%, as applicable, of the purchase price of B Shares of each Fund sold by the broker-dealer.

Under the distribution services agreement between Forum and the Trust, Forum will receive, in addition to the distribution services fee, all contingent deferred sales charges due upon redemptions of B Shares. The combined contingent deferred sales charge and distribution services fee on B Shares are intended to finance the distribution of those shares by permitting an investor to purchase shares through broker-dealers without the assessment of an initial sales charge and, at the same time, permitting Forum to compensate broker-dealers in connection with the sales of the shares. Proceeds from the contingent deferred sales charge with respect to a Fund are paid to Forum to defray the expenses related to providing distribution-related services in connection with the sales of B Shares, such as the payment of compensation to broker-dealers selling B Shares. Forum may spend the distribution services fees it receives as it deems appropriate on any activities primarily intended to result in the sale of B Shares.

Under the Plan, a Fund will make distribution services fee payments to Forum only for periods during which there are outstanding uncovered distribution charges attributable to that Fund. Uncovered distribution charges are equivalent to all sales commissions previously due (plus interest), less amounts received pursuant to the Plan and all contingent deferred sales charges previously paid to Forum. At May 31, 1998, Ready Cash Investment Fund (Exchange Shares), Stable Income Fund, Intermediate Government Income Fund, Income Fund, Total Return Bond Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth
Equity Fund, Small Company Stock Fund, Small Cap Opportunities Fund and International Fund had uncovered distribution expenses of $,$,$,$,$,$,$,$,$, $, $, $, $ and $, respectively, or approximately %,%,%,%,%,%,%,%,%, %, %, %, %, %
and % of each respective Fund's net assets attributable to B Shares as of the same date.

The amount of distribution services fees and contingent deferred sales charge payments received by Forum with respect to a Fund is not related directly to the amount of expenses incurred by Forum in connection with providing distribution services to the B Shares and may be higher or lower than those expenses. Forum may be considered to have realized a profit under the Plan if, at any time, the aggregate amounts of all distribution services fees and contingent deferred sales charge payments previously made to Forum exceed the total expenses incurred by Forum in distributing B Shares.

A Fund does not accrue future distribution services fees as a liability of the Fund with respect to the B Shares or C Shares or reduce the Fund's current net assets in respect of distribution services fees which may become payable under the Plan in the future.

In the event that the Plan is terminated or not continued with respect to a Fund, the Fund may, under certain circumstances, continue to pay distribution services fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan). In deciding whether to purchase B Shares and C Shares of a Fund, investors should consider that payments of distribution services fees could continue until such time as there are no uncovered distribution charges under the Plan attributable to that Fund. In approving the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit each Fund and its B shareholders.

Periods with a high level of sales of B Shares of a Fund accompanied by a low level of redemptions of those shares that are subject to contingent deferred sales charges will tend to increase uncovered distribution charges. Conversely, periods with a low level of sales of B Shares of a Fund accompanied by a high level of redemptions of those shares that are subject to contingent deferred sales charges will tend to reduce uncovered distribution charges. A high level of sales of B Shares during the first few years of operations, coupled with the limitation on the amount of distribution services fees payable by a Fund with respect to B Shares during any fiscal year, would cause a large portion of the distribution services fees attributable to a sale of the B Shares to be accrued and paid by the Fund to Forum with respect to those shares in fiscal years subsequent to the years in which those shares were sold. The payment delay would in turn result in the incurrence and payment of increased interest fees under the Plan.

The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Funds and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Fund to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of the 12b-1 trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.

The Plan is "semi-enhanced" in that under the circumstances described below, payments to Forum under the Plan continue while there are uncovered distribution charges even though the Plan has been terminated. Uncovered distribution charges include all sales commissions previously due, plus interest, less amounts previously received by Forum (or other distributor) pursuant to the Plan and contingent deferred sales charges previously paid to Forum. The Plan provides that in the event of a Complete Termination (as defined below) of the Plan with respect to a Fund, payments by a Fund in consideration of sales of B Shares that occurred prior to termination of the Plan will cease. A Complete Termination in respect of any Fund means: (1) the 12b-1 Trustees acting in good faith have determined that termination is in the best interest of the Trust and the shareholders of the Fund; (2) the Trust does not alter the terms of the CDSC applicable to the B Shares of the Fund outstanding at the time of the termination; (3) the Trust does not pay any portion of the asset based sales charge or service fees to an entity other than the distributor or its assignee (unless the distributor at the time of the termination was in material breach under the Distribution Agreement in respect of the Fund); and (4) the Fund does not adopt a distribution plan relating to a class of shares of the Fund that has a sales load structure substantially similar (as defined in the Plan) to that of the B shares.

In the event of a termination of the Plan that does not satisfy clauses (2), (3) and (4) of the definition of a Complete Termination above, Ready Cash Investment Fund, ValuGrowth Stock Fund, Small Company Stock Fund, Income Fund, Tax-Free Income Fund, Total Return Bond Fund and Minnesota Tax-Free Fund would continue to pay distribution services fees for no more than four years. In contrast, payments by Stable Income Fund, Intermediate Government Income Fund, Growth Equity Fund and Diversified Equity Fund would continue until such time as there exist no outstanding uncovered distribution charges attributable to the Fund and, therefore, could continue for periods of time beyond four years after the date of termination.

In addition, pursuant to the Plan, each of Stable Income Fund, Income Equity Fund, Intermediate Government Income Fund, Diversified Equity Fund and Growth Equity Fund may, subject to approval by the Trustees, assume and pay: (i) any uncovered distribution charges of the distributor of a fund whose assets are being acquired by the Fund and (ii) any other amounts expended for distribution on behalf of such fund that are not reimbursed or paid by the fund upon the merger or combination with or acquisition of substantially all of the assets of that fund.

Pursuant to the Plan, each Fund has agreed also to pay Forum a maintenance fee for B Shares in an amount equal to 0.25% of the average daily net assets of the Fund attributable to B Shares for providing personal services to shareholder accounts. The maintenance fee may be paid by Forum to broker-dealers in an amount not to exceed 0.25% of the value of the B Shares held by the customers of the broker-dealers. The distribution services fee and the maintenance fee are each accrued daily and paid monthly and will cause a Fund's B Shares to have a higher expense ratio and to pay lower dividends than A Shares of that Fund. Notwithstanding the discontinuation of distribution services fees with respect to a Fund, the Fund may continue to pay maintenance fees.

Table 3 in Appendix B shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal years ended May 31, 1994, 1995 and 1996. With respect to each Fund, Forum has paid brokers that sold B Shares in amounts greater than the distribution fees received by Forum with respect to that Fund. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

Table 4 in Appendix B shows the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares) and the amount of sales charge retained by Forum and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

TRANSFER AGENT

Norwest Bank serves as transfer agent and dividend disbursing agent for the Trust (in this capacity, the "Transfer Agent"). The Transfer Agent maintains an account for each shareholder of the Trust (unless such accounts are maintained by sub-transfer agents or processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Trust's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described below. The Transfer Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust to the Transfer Agent.

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (4) assisting in processing purchase and redemption transactions and receiving wired funds; (5) transmitting and receiving funds in connection with customer orders to purchase or redeem shares;
(6) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (7) furnishing periodic statements and confirmations of purchases and redemptions; (8) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (9) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (10) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Fund, at an annual rate of 0.25% of the Fund's average daily net assets attributable to each class of the Fund (0.20% plus expenses in the case of Cash Investment Fund and 0.10% plus expenses in the case of Municipal Money Market Fund - Institutional Shares).

CUSTODIAN

Norwest Bank serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio) custodian and may appoint subcustodians for the foreign securities and other assets held in foreign countries. For its custodial services, Norwest Bank receives a fee with respect to each Fund and each Core Portfolio at an annual rate of 0.02% of the first $100 million of the Fund's or Core Portfolio's average daily net assets, 0.015% of the next $100 million of the Fund's or Core Portfolio's average daily net assets and 0.01% of the Fund's or Core Portfolio's remaining average daily net assets. No fee is directly payable by a Fund to the extent the Fund is invested in a Core Portfolio. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.075% of the Core Portfolio's average daily net assets. The Chase Manhattan Bank, N.A. serves as custodian of Schroder U.S. Smaller Companies Portfolio and Schroder EM Core Portfolio and is paid a fee for its services.

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as each Fund's and each Core Portfolio's (other than Schroder U.S. Smaller Companies Portfolio's) custodian (in this capacity the "Custodian"). The Chase Manhattan Bank, N.A., acts as custodian for Schroder U.S. Smaller Companies Portfolio, but plays no role in making decisions as to the purchase or sale of portfolio securities. The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Fund investments. The fee is computed and paid monthly, based on the average daily net assets of the Fund, the number of portfolio transactions of the Fund and the number of securities in the Fund's portfolio.

Pursuant to rules adopted under the 1940 Act, a Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Fund assets. The Custodian employs qualified foreign subcustodians to provide custody of the Funds foreign assets in accordance with applicable regulations.

No Fund will pay custodian fees to the extent the Fund invests in shares of another registered investment company. Each Fund so invested incurs, however, its proportionate share of the custodial fees of the Core Portfolio(s) in which it invests.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under the Fund Accounting Agreement, Forum Accounting prepares and maintains books and records of each Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Fund (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Fund (other than a Gateway Fund) a fee of $3,000 per month plus for each additional class of the Fund above one $1,000 per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (1) Funds with asset levels exceeding $100 million - $500/month, Funds with asset levels exceeding $250 million - $1000/month, Funds with asset levels exceeding $500 million - $1,500/month, Funds with asset levels exceeding $1,000 million - $2,000/month;
(2) Funds requiring international custody - $1,000/month; (3) Funds with more than 30 international positions - $1,000/month; (4) Tax free money market Funds
- $1,000/month; (5) Funds with more than 25% of net assets invested in asset backed securities - $1,000/month, Funds with more than 50% of net assets invested in asset backed securities - $2,000/month; (6) Funds with more than 100 security positions - $1,000/month; and (7) Funds with a monthly portfolio turnover rate of 10% or greater - $1,000/month.

Forum Accounting receives from the Trust with respect to each Gateway Fund a standard gateway fee of $1,000 per month plus for each additional class of the Fund above one - $1,000 per month. Forum Accounting also receives a fee of $2,000 per month for each Gateway Fund operating pursuant to Section 12(d)(1)(E) of the 1940 Act that invests in more than one security. In addition to the standard gateway fees, Forum Accounting is entitled to receive from the Trust with respect to each Gateway Fund operating pursuant to Section 12(d)(1)(H) of the 1940 Act additional surcharges as described above if the Fund invests in securities other than investment companies (calculated as if the securities were the Fund's only assets)

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1998. On January 1, 1999, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable

Forum Accounting is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

Forum Accounting performs similar services for the Core Portfolios and, in addition, acts as the Core Portfolios' transfer agent.

Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies which together provide a full range of services to the investment company and financial services industry. As of March 1, 1998, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Table 5 in Appendix B shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

EXPENSES

Subject to the obligation of Norwest to reimburse the Trust for certain expenses of the Funds, the Trust has confirmed its obligation to pay all the Trust's expenses. The Funds' expenses include Trust expenses attributable to the Funds, which are allocated to each Fund, and expenses not specifically attributable to the Funds, which are allocated among the Funds and all other funds of the Trust in proportion to their average net assets. Each service provider to a Fund may elect to waive (or continue to waive) all or a portion of their fees, which are accrued daily and paid monthly. Any such waivers will have the effect of increasing a Fund's performance for the period during which the waiver is in effect. Fee waivers are voluntary and may be reduced or eliminated at any time.

Each Fund bears all costs of its operations. The costs borne by the Funds include a pro rata portion of the following: legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Fund's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on fund securities and pricing of the Fund's shares; a portion of the expenses of maintaining the Fund's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Fund are charged to the Fund; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series.

Each service provider to the Trust or their agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are shareholders of a Fund. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Fund.

The expenses of each Fund that invest in one or more Core Portfolios include the Fund's pro rata share of the expenses of the Core Portfolios in which the Fund invests, which are borne indirectly by the Fund's shareholders.

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(1) interest charges, taxes, brokerage fees and commissions; (2) certain insurance premiums; (3) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (4) telecommunications expenses; (5) auditing, legal and compliance expenses; (6) costs of the Trust's formation and maintaining its existence; (7) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (8) costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (9) costs of reproduction, stationery and supplies; (10) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (11) costs of corporate meetings; (12) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (13) state securities law registration fees and related expenses; (14) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (15) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

VI.      PORTFOLIO TRANSACTIONS

The following discussion of portfolio transactions, while referring to the Funds, relates equally to the Core Portfolios.

PORTFOLIO TRANSACTIONS

The Advisers place orders for the purchase and sale of assets they manage with brokers and dealers selected by and in the discretion of the respective Adviser. The Funds have no obligation to deal with any specific broker or dealer in the execution of portfolio transactions. The Advisers seek "best execution" for all portfolio transactions, but a Fund may pay higher than the lowest available commission rates when an Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to accrue to a Fund that invests in foreign securities than would be the case for comparable transactions effected on U.S. securities exchanges.

Purchases and sales of portfolio securities for the Money Market Funds and Fixed Income Funds usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Equity Funds and the Balanced Funds generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of each Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Fund will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Funds will attempt to negotiate best execution.

The Money Market Funds and Fixed Income Funds may effect purchases and sales through brokers who charge commissions, although the Trust does not anticipate that the Money Market Funds will do so. Table 6 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented is for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. Any material change in the last two years in the amount of brokerage commissions paid by a fund was due to an increase or decrease in the Fund's assets.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, each of the Board, Core Trust Board and Schroder Core Board has authorized the Advisers to employ their respective affiliates to effect securities transactions of the Funds or the Core Portfolios, provided certain other conditions are satisfied. No Fund has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Adviser, and will not direct brokerage to an affiliate of an Adviser in recognition of research services. Payment of brokerage commissions to an affiliate of an Adviser for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Securities Limited, Norwest Investment Services, Inc. ("NISI") and other affiliates of an Adviser will, in the judgment of the Adviser responsible for making portfolio decisions and selecting brokers, be: (1) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (2) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Funds satisfy the foregoing standards. The Core Trust and Schroder Core Boards have adopted similar policies with respect to the Core Portfolios.

During the last three fiscal years certain Funds paid brokerage commissions to NISI, a wholly-owned broker-dealer subsidiary of the parent of Norwest, Norwest Corporation. The following table indicates the Funds that paid commissions to NISI, the aggregate amounts of commissions paid, the percentage of aggregate brokerage commissions paid to NISI and the percentage of the aggregate dollar amount of transactions involving payment of commissions that were effected through NISI.

                                                                                        Percentage of
                                                                                         Commission
                                                       Aggregate       Percentage       Transactions
                                                      Commissions    of Commissions       Executed
                                                     Paid to NISI     Paid to NISI      Through NISI
                                                     ------------     ------------      ------------
ValuGrowth Stock Fund
---------------------
Year Ended May 31, 1998
Year Ended May 31, 1997                                $41,474             8.25%            8.05%
Year Ended May 31, 1996                                $10,494             2.41%            1.73%



The practice of placing orders with NISI is consistent with each Fund's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

The Funds and the Core Portfolios may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, an Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The
Advisers may also take into account payments made by brokers effecting transactions for a Fund or Core Portfolio: (1) to the Fund or Core Portfolio or
(2) to other persons on behalf of the Fund or Core Portfolio for services provided to the Fund or Core Portfolio for which it would be obligated to pay.

In addition, the Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Funds and Core Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Advisers in connection with services to clients other than the Funds and Core Portfolios, and not all such services may be used by the Adviser in connection with the Funds. An Adviser's fees are not reduced by reason of the Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

Investment decisions for the Funds (and for the Core Portfolios) will be made independently from those for any other account or investment company that is or may in the future become managed by the Advisers or their affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

The Advisers monitor the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

During their last fiscal year, certain Funds acquired securities issued by their "regular brokers and dealers" or the parents of those brokers and dealers. Regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year;
(2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.
Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of May 31, 1998.

                              Regular Broker                        Value of
                                 or Dealer                       Securities Held
                                 ---------                       ---------------

PORTFOLIO TURNOVER. The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund or a Core Portfolio and a possible increase in short-term capital gains or losses. In order to qualify as a regulated investment company for Federal tax purposes for taxable years beginning on or before August 5, 1997, less than 30% of the gross income of the Fund in that year must be derived from the sale of securities held by the Fund for less than three months. See "Taxation" below. The change in portfolio turnover rate for Income Fund and Intermediate Government Income Fund from 1995 to 1996 was due in part to the change in portfolio managers. Other significant changes in portfolio turnover rates was due to changing market conditions and the effect of those conditions on the Funds' investment policies.

VII.     ADDITIONAL PURCHASE, REDEMPTION AND
         EXCHANGE INFORMATION GENERAL

Shares of all Funds are sold on a continuous basis by the distributor.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. Due to the higher expenses of B Shares, the net asset value of B Shares will generally be lower than the net asset value of the other classes. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

MONEY MARKET FUNDS

As described in the Prospectuses, under certain circumstances a Money Market Fund may close early and advance time by which the Fund must receive a purchase or redemption order and payments. In that case, if an investor placed an order after the cut-off time the order would be processed on the follow-up business day and the investor's access to the fund would be temporarily limited.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. The Funds' transfer agent and distributor or their affiliates may be Processing Organizations. Financial institutions, including Processing Organizations, may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a Processing Organization, you will be subject to the Processing Organization's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a Processing Organization, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations may also enter purchase orders with payment to follow.

                                                  You  may not be  eligible  for
certain shareholder services when you purchase shares through a Processing Organization.
Contact your Processing Organization for further information. If you hold shares through a Processing Organization, the Funds may confirm purchases and redemptions to the Processing Organization, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations.

SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN. You may elect the Automatic Investment Plan if you purchase A Shares, B Shares, C Shares, I Shares or Investor Shares. Under the Automatic Investment Plan, you may authorize monthly amounts of $50 or more to be withdrawn automatically from a designated bank account (other than a passbook savings account) and sent to the transfer agent for investment in a Fund. Call or write the transfer agent for an application. Norwest Advantage Funds may modify or terminate the Automatic Investment Plan if it is unable to settle any transaction with your bank. If the Automatic Investment Plan is terminated before your account totals $1,000, the Funds may redeem your account.

RETIREMENT ACCOUNTS The Funds (except Municipal Money Market Fund and the Tax-Free Fixed Income Funds) may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-800-338-1348 or 1-612-667-8833 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when
withdrawn.   You  may  contribute  up  to  $2,000   annually  to  an  IRA.  Only
contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse has adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

AUTOMATIC WITHDRAWAL PLAN If you hold more than $1,000 of a Fund's A Shares, B Shares, C Shares, I Shares or Investor Shares or $10,000 of a Fund's Institutional Shares in an account, you may establish an "Automatic Withdrawal Plan" to provide for the preauthorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. The transfer agent will redeem the number of shares necessary to provide the amount of the payment. Any taxable gain or loss is recognized upon redemption of the shares. Call or write the transfer agent for an application. The Funds may suspend a withdrawal plan without notice if the account contains insufficient funds to effect a withdrawal or if the account balance is less than the required minimum amounts at any time.

CHECKWRITING You may elect checkwriting privileges if you own shares of a Money Market Fund. Call or write the transfer agent for an application. If you elect checkwriting privileges, you will receive checks that may be made payable to any person in any amount of $500.00 or more. When a check is presented for payment, the transfer agent will redeem the number of shares necessary to cover the amount of the check. You cannot write checks against shares for which certificates have been issued. The Funds will not honor a check for an amount greater than the value of the uncertificated shares held in your account. In addition, you may not liquidate your entire account by means of a check. Normal restrictions on your ability to redeem shares will apply to redemptions by check. The transfer agent may also restrict your ability to use checks. Checkwriting procedures may be changed, modified or terminated at any time upon written notification.

REOPENING ACCOUNTS You may reopen an account without filing a new account application at any time within one year after your account is closed, provided that the information on the account application on file with the Funds is still applicable.

PURCHASES OF A SHARES: SALES CHARGE WAIVERS

WAIVERS OF SALES CHARGES. The Trust does not assess sales charge on the following types of purchases:

* purchases by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended);

* purchases by any financial intermediary acting on behalf of its asset based fee account customers;

* purchases by trustees and officers of the Trust; directors, officers and full-time employees of the Trust's manager, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant ("relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative;

* purchases by any registered investment adviser with whom the distributor has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts; or

* purchases of A Shares made pursuant to the Directed Dividend Option from the proceeds of dividends and distributions of another fund of the Trust that assesses a sales charge.

* purchases of at least $50,000 through an individual retirement account in A Shares of Diversified Equity Fund or Growth Equity Fund, when the shareholder makes a non-binding commitment to subsequently enroll the assets in the Norwest WealthBuilder IRA program, an asset allocation program offered by Norwest Investment Services, Inc. ("NISI"). In connection with purchases of A Shares of Diversified Equity Fund or Growth Equity Fund with no sales charge, Forum makes payments to NISI of up to 1.00% of the value of the shares purchased.


If you purchase A Shares without paying a sales charge, you many only resell the shares to the Fund and you must make the purchase with the intent of investing in the Fund.

If you qualify for a reduced sales charge, you or your Processing Organization must both notify the transfer agent when you purchase the shares that you intend to qualify for the reduced sales charge and verify that you qualify. The Trust may modify or terminate reduced sales charge privileges at any time.

REINSTATEMENT PRIVILEGE. If you redeem a Fund's A Shares, you will not have to pay a sales charge if you repurchase some or all of the shares you redeemed within 60 days of the redemption.

INVESTORS IN OTHER FUND FAMILIES. You will not have to pay a sales charge on a purchase of A Shares if, within the past 60 days, you have redeemed at net asset value shares of a mutual fund that imposed a sales charge equal to or greater than that applicable to the A Shares and you use those redemption proceeds to purchase the Fund's shares.

SELF-DIRECTED 401(K) PROGRAMS. If you purchase less than $100,000 of a Fund's A Shares through a self-directed 401(k) program or other qualified retirement plan offered by Norwest, the Trust's manager or their affiliates, your purchase will eligible for the reduced sales charge applicable to a single purchase of $100,000.

RIGHT OF ACCUMULATION. If you purchase A Shares, you may qualify for a cumulative quantity discount or right of accumulation ("ROA"). If you elect a ROA, the applicable sales charge will be based on the total of your current purchase and the net asset value (at the end of the previous Fund Business Day) of some or all of the A Shares you hold. For example, if you own A Shares of Income Fund with a net asset value of $500,000 and purchase an additional $50,000 of the Fund's A Shares, the additional purchase would be subject to a sales charge at the 2.0% rate applicable to a $550,000 purchase rather than at the 3.5% rate applicable to a $50,000 purchase.

In addition, if you have previously purchased A Shares of another fund of the Trust that is sold with a sales charge equal to or greater than the sales charge imposed on the Fund's A Shares, you also may qualify for a ROA and may aggregate existing investments in A Shares of all those funds with your current purchase of the Fund's A Shares to determine the applicable sales charge. In addition, if your spouse, direct ancestor or direct descendant holds A Shares, those shareholdings also may be combined for purposes of the ROA.

STATEMENT OF INTENTION. You also may obtain a reduced sales charge by making cumulative purchases under a "Statement of Intention." A Statement of Intention is a written statement expressing your intent to invest $50,000 or more in a Fund's A Shares within a period of 13 months. Under a Statement of Intention, you may make a series of purchases of shares where each purchase will be at net asset value plus the sales charge applicable at the time of the purchase to a single purchase of the total dollar amount of shares you promised to purchase. Complete the appropriate portion of the account application to select the Statement of Intention.

The Statement of Intention is not a binding obligation upon you to purchase the full amount indicated. A Shares purchased with the first 5% of such amount will be held subject to a registered pledge (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such pledged shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the shares will be released from pledge.

CALCULATION OF OFFERING PRICE. Set forth below is an example of the method of computing the offering price of the A Shares of the Funds that offer A Shares. Other shares of the Trust are offered at their next determined net asset value. The example assumes a purchase of A Shares of the Fixed Income and Equity Funds' in an amount such that the purchase would be subject to each Fund's maximum sales charges set forth in the Prospectus at a price based on the net asset value per share of A Shares of each Fund at May 31, 1997. The maximum sales charge as of April 1, 1998 are 5.5% for each Equity Fund and 4.0% for each Fixed Income Fund, except Stable Income Fund, for which it was 1.50%. Offering price is determined as follows: Net asset value per share times the sum of one (1) plus the sales charge expressed as a percentage (for example 5.5% would equal 0.055).


                                                                            NET ASSET        OFFERING
                                                                         VALUE PER SHARE       PRICE
                                                                         ---------------       -----
         STABLE INCOME FUND                                                  $10.24           $10.39
         INTERMEDIATE GOVERNMENT INCOME FUND                                 $10.84           $11.27
         INCOME FUND                                                        $  9.27          $  9.64
         TOTAL RETURN BOND FUND                                             $  9.40          $  9.78
         TAX-FREE INCOME FUND                                                $10.05           $10.45
         COLORADO TAX-FREE FUND                                              $10.22           $10.63
         MINNESOTA TAX-FREE FUND                                             $10.57           $10.99
         INCOME EQUITY FUND                                                  $33.16           $34.98
         VALUGROWTH STOCK FUND                                               $25.06           $26.44
         DIVERSIFIED EQUITY FUND                                             $36.51           $38.52
         GROWTH EQUITY FUND                                                  $32.49           $34.28
         SMALL COMPANY STOCK FUND                                            $13.95           $14.72
         SMALL CAP OPPORTUNITIES FUND                                        $19.83           $20.92
         INTERNATIONAL FUND                                                  $21.66           $22.85


EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of A Shares may purchase, with the proceeds from a redemption of all or part of their shares, A Shares of the other Funds that offer A Shares or Investor Shares of Ready Cash Investment Fund or Municipal Money Market Fund. Shareholders of B Shares may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the other Funds that offer B Shares or Exchange Shares of Ready Cash Investment Fund. Shareholders of I Shares may purchase, with the proceeds from a redemption of all or part of their shares, I Shares of the other Funds or Institutional Shares of Ready Cash Investment Fund or Municipal Money Market Fund or shares of U.S. Government Fund and Treasury Fund.

Shareholders of Investor Shares of Ready Cash Investment Fund and Municipal Money Market Fund may purchase, with the proceeds from a redemption of all or part of their shares, Investor Shares of the other Fund or A Shares of the Funds that offer A Shares. Shareholders of Exchange Shares of Ready Cash Investment Fund may purchase, with the proceeds from a redemption of all or part of their shares, B Shares of the Funds that offer B Shares.

Shareholders of Public Entities Shares of Ready Cash Investment Fund and Municipal Money Market Fund and others who are eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, Institutional Shares of these Funds, or I Shares of the other Funds of the Trust.

Shareholders of Institutional Shares of Municipal Money Market Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of Cash Investment Fund, U.S. Government Fund and Treasury Fund. Similarly, shareholders of Cash Investment Fund, U.S. Government Fund and Treasury Fund who are not eligible to purchase I Shares may purchase, with the proceeds from a redemption of all or part of their shares, shares of the other two Funds or Institutional Shares of Municipal Money Market Fund.

Shareholders of A Shares or Investor Shares making an exchange will be subject to the applicable sales charge of any A Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, A Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, A Shares and Investor Shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

Exchange Shares may only be acquired in exchange for B Shares of a Fund. B Shares ("original B Shares") may be exchanged for Exchange Shares without the payment of any contingent deferred sales charge; however, B Shares or Exchange Shares acquired as a result of an exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time. Exchange Shares may be exchanged without the payment of any contingent deferred sales charge; however, B Shares acquired as a result of such exchange and subsequently redeemed will nonetheless be subject to the contingent deferred sales charge applicable to the original B Shares as if those shares were being redeemed at that time.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed a formal election with the SEC pursuant to which a Fund will only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES)

CONTINGENT DEFERRED SALES CHARGE. A Shares of a Fund on which no initial sales charge was assessed due to the amount purchased in a single transaction or pursuant to the Cumulative Quantity Discount or a Statement of Intention and that are redeemed (including certain redemptions in connection with an exchange) within specified periods after the purchase date of the shares will be subject to contingent deferred sales charges equal to the percentages set forth below of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends and distributions.


STABLE INCOME FUND

AMOUNT OF PURCHASE                                      PERIOD SHARES HELD              REIMBURSEMENT CHARGE
$1,000,000 to $4,999,999...........................     Less than one year                      0.50%
                                                         One to two years                       0.25%
Over $5,000,000......................................   Less than one year                      0.25%

INTERMEDIATE GOVERNMENT INCOME FUND,
INCOME FUND, TOTAL RETURN BOND FUND AND THE
TAX-FREE FIXED INCOME FUNDS

AMOUNT OF PURCHASE                                      PERIOD SHARES HELD              REIMBURSEMENT CHARGE
$1,000,000 to $2,499,999...........................     Less than one year                      0.75%
                                                         One to two years                       0.50%
$2,500,000 to $4,999,999.............................   Less than one year                      0.50%
Over $5,000,000......................................   Less than one year                      0.25%


                                                                                        CONTINGENT DEFERRED SALES
     EQUITY FUNDS                                                                        CHARGED AS A % OF DOLLAR
     AMOUNT OF PURCHASE                              PERIOD SHARES HELD                  AMOUNT SUBJECT TO CHANGE

     $1,000,000 to $2,499,999..........              Less than one year                           1.00%
                                                     One to two years                             0.75%
     $2,500,000 to $4,999,999..........              Less than one year                           0.50%
     Over $5,000,000...................              Less than one year                           0.25%


No contingent deferred sales charge is charged on redemptions to the same extent as is the case for B Shares. The contingent deferred sales charge on shares purchased through an exchange from another fund of the Trust is based upon the original purchase date and price of the other Fund's shares. For A shareholders with a Statement of Intention that do not purchase $1,000,000 of a Fund's A Shares pursuant to their Statement, no contingent deferred sales charge is imposed. The Statement of Intention provides for a contingent deferred sales charge in certain other cases. Further information about the contingent deferred sales charge is contained in the SAI.

A Shares of the Funds on which no initial sales charge was assessed pursuant to the Right of Accumulation or Statement of Intention, that are redeemed within specified periods after the purchase date will be subject to a contingent deferred sales charge upon redemption.

RIGHT OF ACCUMULATION

Contingent deferred sales charges may be charged on A Shares purchased without an initial sales charge pursuant to the Cumulative Quantity Discount (Right of Accumulation) that are redeemed within the first two years after purchase. No initial sales charge will apply to A Shares purchased if the value of those shares on the date of purchase plus the net asset value of all A Shares held by the shareholder (as of the close of business on the previous Fund Business Day) exceed $1,000,000. In that case the contingent deferred sales charge will apply to redemptions of shares within the first two years after purchase. For example, if a shareholder has made prior purchases of A Shares which now have a value of $900,000, the purchase of $150,000 of A Shares will not be subject to an initial sales charge but will be subject to the contingent deferred sales charge. The $900,000 of A Shares is not subject to the contingent deferred sales charge.

STATEMENT OF INTENTION

Contingent deferred sales charges may be charged on redemptions of A Shares purchased without an initial sales charge pursuant to a Statement of Intention ("SOI") that are redeemed within the first two years after purchase. If a shareholder purchases $1,000,000 or more within a 13 month period under an SOI, no initial sales charge will apply with respect to the entire amount purchased. However, the contingent deferred sales charge will apply with respect to the entire amount purchased amount if the shareholder never purchases $1,000,000 or more of A Shares under the SOI. The contingent deferred sales charge will not apply to SOIs of under $1,000,000 and will not be applied to SOIs for a greater amount. The holding period for each A Share, however, shall be determined from the date the share was purchased. If the shareholder redeems A Shares during the period that the SOI is in effect, a contingent deferred sales charge will be charged at the time the shareholder has purchased $1,000,000 or more worth of A Shares pursuant to the SOI and will be assessed at the rate applicable in the case of a single purchase of the minimum amount specified in the SOI. If the shareholder purchases less than the amount specified under the SOI, an additional contingent deferred sales charge may be assessed in respect of A Shares previously redeemed based on the amount actually purchased pursuant to the SOI.

REINSTATEMENT PRIVILEGE

A Shares purchased by a shareholder within 60 days following the redemption by the shareholder of A Shares in the same Fund with a value at least equal to the A Shares being purchased will not be subject to a contingent deferred sales charge; provided, however, that this exemption is not applicable to more than two purchases within a 12-month period.

CONTINGENT DEFERRED SALES CHARGE (A SHARES AND B SHARES)

With respect to A Shares and B Shares of the Funds, certain redemptions are not subject to any contingent deferred sales charge. No contingent deferred sales charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; and (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

No contingent deferred sales charge is imposed on: (1) redemptions of Shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by a Fund of shareholder accounts with low account balances; (3) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability; (4) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan; and (5) redemptions by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts. See the SAI for further information.

CONVERSION OF B SHARES AND EXCHANGE SHARES

The conversion of Exchange Shares to Investor Shares and B Shares to A Shares is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the Exchange Shares and B Shares does not result in the Funds dividends or distributions constituting "preferential dividends" under the Code and (2) the conversion of Exchange Shares and B Shares does not constitute a taxable event under Federal income tax law. The conversion of Exchange Shares to Investor Shares and B Shares to A Shares may be suspended if such an opinion is no longer available at the time the conversion is to occur. In that event, no further conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the original B Shares.

VIII.    TAXATION

Each Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Fund must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since each Money Market Fund and Fixed Income Fund expects to derive substantially all of its gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of such Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund or Core Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Fund or Core Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Fund or Core Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Fund or Core Portfolio upon the lapse or sale of such options held by such Fund or Core Portfolio will be either long-term or short-term capital gain or loss depending upon the Fund's (or Core Portfolio's) holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Fund or Core Portfolio will be treated as short-term capital gain or loss. In general, if a Fund or Core Portfolio exercises an option, or an option that a Fund or Core Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by such Fund or Core Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's (or Core Portfolio's) gains and losses with respect to straddle positions by requiring, among other things, that: (1) loss realized on disposition of one position of a straddle not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's (or Core Portfolio's) holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund or Core Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund or Core Portfolio all of the offsetting positions of which consist of section 1256 contracts.

For federal income tax purposes, gains and losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary gain or loss.

A Fund's (or Core Portfolio's) investments in zero coupon securities will be subject to special provisions of the Code which may cause the Fund to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Fund or Core Portfolio may be forced to sell other portfolio securities.

If International Fund is eligible to do so, the Fund intends to file an election with the Internal Revenue Service to pass through to its shareholders its share of the foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to: (1) include in gross income rata share of foreign taxes paid by the Fund; (2) treat his pro rata share of such foreign taxes as having been paid by him; and (3) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against federal income taxes. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain shareholders may be subject to rules which limit or reduce their ability to fully deduct, or claim a credit for, their pro rata share of the foreign taxes paid by the Fund. Under recently enacted legislation, a shareholder's foreign tax credit with respect to a dividend received from the Fund will be disallowed unless the shareholder holds shares in the Fund at least 16 days during the 30-day period beginning 15 days before the date on which the shareholder becomes entitled to receive the dividend.

IX.  ADDITIONAL INFORMATION ABOUT THE TRUST AND
     THE SHAREHOLDERS OF THE FUNDS

DETERMINATION OF NET ASSET VALUE - MONEY MARKET FUNDS

Pursuant to the rules of the SEC, the Board has established procedures to stabilize each Money Market Funds' net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

_____________________, 99 High Street, Boston, MA 02110, independent auditors, served as the independent auditors for the Trust for the fiscal years ended May 31, 1994 and thereafter. For the prior fiscal periods another audit firm acted as independent auditors of the Trust's predecessor corporation.

GENERAL INFORMATION

The Trust is divided into thirty nine separate series representing shares of the Funds. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing funds; however, the Trust currently issues and operates the various Funds, separate classes of shares under the provisions of 1940 Act.

The Board has determined that currently no conflict of interest exists between or among each Fund's A Shares, B Shares, C Shares and I Shares, among Ready Cash Investment Fund's Public Entities, Investor and Exchange Shares and between Municipal Money Market Fund's Institutional and Investor Shares. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Funds, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as Adviser to the Trust or any Fund whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Fund to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as Exchange Shares); the costs of doing so will be borne by the Trust. Currently the authorized shares of the Trust are divided into thirty-nine separate series.

CLASSES OF SHARES. Each class of a Fund may have a different expense ratio and different sales charges (including distribution fees) and each class' performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent at (612)667-8833 or (800) 338-1348 or the Fund's distributor. Investors may also contact their Norwest sales representative to obtain information about the other classes. Sales personnel of broker-dealers and other financial institutions selling the Fund's shares may receive differing compensation for selling different classes of shares.

SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular series or class, except if the matter affects only one series or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders, subject to any contingent deferred sales charge that may apply. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

The Core Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Core Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Core Portfolio. When required by the 1940 Act and other applicable law, the Fund will solicit proxies from its shareholders and will vote its interest in the Core Portfolio in proportion to the votes cast by its shareholders.

From time to time, certain shareholders may own a large percentage of the Shares of the Fund and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

CORE AND GATEWAY STRUCTURE

Certain Funds seek to achieve their investment objectives by investing all of their investable assets in Core Portfolios. Accordingly, the Core Portfolios directly acquires portfolio securities and the Funds acquire an indirect interest in those securities. The Core Portfolios are separate series of Core Trust and Schroder Core, business trusts organized under the laws of the State of Delaware in 1994. The assets of each Core Portfolios belong only to, and the liabilities of each Core Portfolios are borne solely by, that Core Portfolio and no other series of Core Trust or Schroder Core.

THE CORE PORTFOLIO. The Funds' investments in the Core Portfolios are in the form of non-transferable beneficial interests. All investors in a Core Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Core Portfolio's expenses.

Core Portfolios do not sell its shares directly to members of the general public. Other investors in Core Portfolios, such as other investment companies, that might sell their shares to the public are not be required to sell their shares at the same public offering price as the Funds, and could have different advisory and other fees and expenses than the Funds. Therefore, Fund shareholders may have different returns than shareholders in other investment companies that invest in the Core Portfolios. Information regarding any such funds is available by calling Forum at (207) 879-0001.

CERTAIN RISKS OF INVESTING IN CORE PORTFOLIOS. The Funds' investment in the Core Portfolios may be affected by the actions of other large investors in the Core Portfolios. For example, if a Core Portfolio had a large investor other than a Fund that redeemed its interest, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Core Portfolio; indeed, other investors holding a majority interest in a Core Portfolio could have voting control of the Core Portfolio.

A Fund may withdraw its entire investment from a Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in the Core Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

BANKING LAW MATTERS

Federal banking rules generally permit a bank or bank affiliate to act as investment adviser, transfer agent, and custodian to an investment company and to purchase shares of the investment company as agent for and upon the order of a customer and, in connection therewith, to retain a sales charge or similar payment. Forum believes that Norwest and any bank or other bank affiliate that may also perform Processing Organization or similar services for the Trust and its shareholders without violating applicable federal banking rules. If a bank or bank affiliate were prohibited in the future from so acting, changes in the operation of the Trust could occur and a shareholder serviced by the bank or bank affiliate may no longer be able to avail itself of those services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

SHAREHOLDINGS

Table 7 to Appendix A lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of March 2, 1998.

FINANCIAL STATEMENTS

The financial statements of each Fund for the semi-annual period ended November 30, 1997 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights and portfolios of investments) are included in the Semi-Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference. The financial statements of each Fund for the year ended May 31, 1997 (which include statements of assets and liabilities, statements of operations, statements of changes in net assets, notes to financial statements, financial highlights, portfolios of investments and the independent auditors' report thereon) are included in the Annual Report to Shareholders of the Trust delivered along with this SAI and are incorporated herein by reference.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

           MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


MOODY'S INVESTORS SERVICE ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated "Aaa" are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.

Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the "Aa", "A", "Baa", "Ba" or "B" groups which Moody's believes possess the strongest investment attributes are designated by the symbols "Aa1", "A1", "Baa1", "Ba1", and "B1".

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated "A" have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated "CCC" have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated "C" typically are subordinated to senior debt which as assigned an actual or implied "CCC" debt rating. This rating may also be used to indicate imminent default.

The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating "Cl" is reserved for income bonds on which no interest is being paid.

Bonds are rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

DUFF & PHELPS CREDIT RATING CO. ("D&P")

Duff & Phelps Long-Term Rating Scale
------------------------------------

         AAA:     Highest credit quality. The risk factors are negligible.

         AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

         B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

          DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

FITCH IBCA, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

"AAA" Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

"A" Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

"B" Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

"CCC" Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

"CC" Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

"C" Bonds are in imminent default in payment of interest or principal.

"DDD", "DD", and "D" Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

PREFERRED STOCK

Moody's Investors Service

Moody's rates preferred stock as follows:

An issue rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated "baa" is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated "c" can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S

S&P rates preferred stock as follows:

"AAA" is the highest  rating that is assigned by S&P to a preferred  stock issue
and  indicates  an  extremely   strong  capacity  to  pay  the  preferred  stock
obligations.

A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

A preferred stock rated "C" is a non-paying issue.

A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE. Moody's highest rating for short-term municipal loans is "MIG-1/VMIG-1". A rating of "MIG-1/VMIG-1" denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the "MIG-2/VMIG-2" designation are of high quality. Margins of protection are ample although not so large as in the "MIG-1/VMIG-1" group. A rating of "MIG-3/VMIG-3" denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of "MIG- 4/VMIG-4" denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S. S&P's highest rating for short-term municipal loans is "SP-1". S&P states that short-term municipal securities bearing the "SP-1" designation have very strong or strong capacity to pay principal and interest. Those issues rated "SP-1" which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated "SP-2" have satisfactory capacity to pay principal and interest.
Issues rated "SP-3" have speculative capacity to pay principal and interest.

FITCH IBCA, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated "F-1+" are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of "F-1" reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of "F-2" have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1".

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE

Moody's two highest ratings for short-term debt, including commercial paper, are "Prime-1" and "Prime-2". Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated "Prime-2" by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated "Prime-1" but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S

S&P's two highest commercial paper ratings are "A-1" and "A-2". Issues assigned an "A" rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1". "A-3" issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "A-2" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH IBCA, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

"F-1+". Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1". Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable under the Investment Advisory Agreements between Norwest and the Trust with respect to each Fund, the amount of fee that was waived by Norwest, if any, and the actual fee received by Norwest. That table also shows the dollar amount of fees payable under the investment advisory agreements between Schroder and Core Trust with respect to International Portfolio and Small Cap Opportunities Fund, the amount of fee that was waived by Schroder, if any, and the actual fee received by Schroder. The data is for the past three fiscal years or shorter period if the Fund/Portfolio has been in operation for a shorter period.

                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
CASH INVESTMENT FUND                                    -------          ------           --------

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,805,919                 0        2,805,919
     Year Ended May 31, 1996                         2,383,128                 0        2,383,128
     Year Ended May 31, 1995                         2,067,323                 0        2,067,323

READY CASH INVESTMENT FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         6,267,045            50,148        6,216,897
     Year Ended May 31, 1996                         4,128,532            44,547        4,083,985
     Year Ended May 31, 1995                         2,153,906            71,093        2,082,813

U.S. GOVERNMENT FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,538,240                 0        2,538,240
     Year Ended May 31, 1996                         2,205,102                 0        2,205,102
     Year Ended May 31, 1995                         1,687,958                 0        1,687,958

TREASURY FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,548,275                 0        1,548,275
     Year Ended May 31, 1996                         1,308,984                 0        1,308,984
     Year Ended May 31, 1995                         1,152,801                 0        1,152,801

MUNICIPAL MONEY MARKET FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,394,475           369,405        2,025,070
     Year Ended May 31, 1996                         1,907,103           303,321        1,603,782
     Year Ended May 31, 1995                           987,273           175,377          811,896

STABLE INCOME FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           334,768                 0          334,768




     Year Ended May 31, 1996                           106,127                 0          106,127
     Year End October 31, 1995                         114,429                 0          114,429


                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
INTERMEDIATE GOVERNMENT INCOME FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,355,907                 0        1,355,907
     Year Ended May 31, 1996                           142,125                 0          142,125
     Year End October 31, 1995                         160,764                 0          160,764

DIVERSIFIED BOND FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           598,019                 0          598,019
     Year Ended May 31, 1996                           344,777                 0          344,777
     Year End October 31, 1995                         607,061                 0          607,061

INCOME FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,385,988           277,198        1,108,790
     Year Ended May 31, 1996                           981,244           196,249          784,995
     Year Ended May 31, 1995                           560,463           149,529          410,934

TOTAL RETURN BOND FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           651,181           357,998          293,183
     Year Ended May 31, 1996                           584,872           352,590          232,282
     Year Ended May 31, 1995                           305,162           244,711           60,451

LIMITED TERM TAX-FREE FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                            88,741            63,145           25,596
     Year Ended May 31, 1996                               N/A               N/A              N/A

TAX-FREE INCOME FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,537,966         1,236,539          301,427
     Year Ended May 31, 1996                         1,187,026         1,032,179          154,847
     Year Ended May 31, 1995                           671,570           306,789          364,781

COLORADO TAX-FREE FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           299,582           238,690           60,892
     Year Ended May 31, 1996                           286,768           286,768                0
     Year Ended May 31, 1995                           257,147           257,147                0

MINNESOTA TAX-FREE FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           212,616           190,702           21,914
     Year Ended May 31, 1996                           154,733           154,733                0
     Year Ended May 31, 1995                            67,504            67,504                0


                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
STRATEGIC INCOME FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           589,365                 0          589,365
     Year Ended May 31, 1996                           376,529                 0          376,529
     Year Ended October 31, 1995                       547,353                 0          547,353

MODERATE BALANCED FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,185,490                 0        2,185,490
     Year Ended May 31, 1996                         1,208,825                 0        1,208,825
     Year End October 31, 1995                       1,722,174                 0        1,722,174

GROWTH BALANCED FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,688,223                 0        2,688,223
     Year Ended May 31, 1996                         1,424,260                 0        1,424,260
     Year End October 31, 1995                       1,849,672                 0        1,849,672

INCOME EQUITY FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,906,693                 0        1,906,693
     Year Ended May 31, 1996                           227,790                 0          227,790
     Year End October 31, 1995                         187,584                 0         187,584

INDEX FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           563,081           212,327          350,754
     Year Ended May 31, 1996                           193,373           143,795           49,578
     Year End October 31, 1995                         212,875                 0          212,875

VALUGROWTH STOCK FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,475,664            18,446        1,457,218
     Year Ended May 31, 1996                         1,335,281            16,691        1,318,590
     Year Ended May 31, 1995                         1,132,507             4,813        1,127,694



DIVERSIFIED EQUITY FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         6,874,776                 0        6,874,776
     Year Ended May 31, 1996                         3,038,858                 0        3,038,858
     Year End October 31, 1995                       3,737,147                 0        3,737,147


                                                     ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          -----            --------
GROWTH EQUITY FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         7,205,405                 0        7,205,405
     Year Ended May 31, 1996                         3,342,391                 0        3,342,390
     Year End October 31, 1995                       3,961,897                 0        3,961,897

LARGE COMPANY GROWTH FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           651,110                 0          651,110
     Year Ended May 31, 1996                           274,152                 0          274,152
     Year End October 31, 1995                         362,480                 0          362,480

SMALL COMPANY STOCK FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,481,914           419,413        1,062,501
     Year Ended May 31, 1996                           909,200           327,218          581,982
     Year Ended May 31, 1995                           322,908           322,908                0

SMALL COMPANY GROWTH FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         3,513,581                 0        3,513,581
     Year Ended May 31, 1996                         1,653,578                 0        1,653,578
     Year End October 31, 1995                       1,984,348                 0        1,984,348

DIVERSIFIED SMALL CAP FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                               N/A               N/A              N/A

SMALL CAP OPPORTUNITIES FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                               N/A               N/A              N/A

INTERNATIONAL FUND*



     Year Ended May 31, 1998
     Year Ended May 31, 1997                           812,485                 0          812,485
     Year Ended May 31, 1996                           316,701                 0          316,701
     Year End October 31, 1995                         367,007                 0          367,007



* Represents investment advisory fees paid to Schroder Capital Management Inc. by International Portfolio of Core Trust.

TABLE 2 - MANAGEMENT FEES

The following table shows the dollar amount of fees payable to: (1) Forum for its management services with respect to each Fund (or class thereof for those periods when multiple classes were outstanding); (2) Norwest for its administrative services with respect to International Fund; and (3) Forum with respect to its administrative securities with respect to International Portfolio. Also shown are the amount of fees that were waived by Forum and Norwest, if any, and the actual fees received by Forum and Norwest. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

(I) MANAGEMENT FEES TO FORUM

                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
CASH INVESTMENT FUND                                    -------          ------           --------

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,252,466           127,192        1,125,274
     Year Ended May 31, 1996                         1,076,303           160,959          915,344
     Year Ended May 31, 1995                           944,718           263,073          681,645

U.S. GOVERNMENT FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,140,934            12,114        1,128,820
     Year Ended May 31, 1996                         1,002,126            40,949          961,177
     Year Ended May 31, 1995                           786,649           135,127          651,522

TREASURY FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           728,447           595,668          132,779
     Year Ended May 31, 1996                           627,992           448,841          179,151
     Year Ended May 31, 1995                           558,734           467,978           90,756

READY CASH INVESTMENT FUND

Investor Shares

     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,070,654            14,082        1,056,572
     Year Ended May 31, 1996                           760,979            60,072          700,907
     Year Ended May 31, 1995                           391,466           147,704          243,762
Institutional Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         2,595,399         2,413,208          182,191
     Year Ended May 31, 1996                         1,569,081         1,569,081                0
     Year Ended May 31, 1995                           739,794           589,996          149,797
Exchange Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                               850               850                0
     Year Ended May 31, 1996                               273               273                0
     Year Ended May 31, 1995                               417               331               86



                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
MUNICIPAL MONEY MARKET FUND

INVESTOR SHARES
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           121,330            78,834           42,496
     Year Ended May 31, 1996                           115,294            65,869           49,425
     Year Ended May 31, 1995                            82,763            75,983            6,780
INSTITUTIONAL SHARES
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,275,270         1,017,363          257,907
     Year Ended May 31, 1996                           990,763           814,669          176,094
     Year Ended May 31, 1995                           481,393           393,600           87,793

STABLE INCOME FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            12,730            12,730                0
     Year Ended May 31, 1996                               623               623                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                               799               799                0
     Year Ended May 31, 1996                                33                33                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            98,060            98,060                0
     Year Ended May 31, 1996                            34,720            34,720                0
     Year End October 31, 1995                          38,143            38,143                0

INTERMEDIATE GOVERNMENT INCOME FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            14,471            14,471                0
     Year Ended May 31, 1996                               666               666                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             9,953             9,953                0
     Year Ended May 31, 1996                               412               412                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           386,457           151,928          234,529
     Year Ended May 31, 1996                            41,991            41,991                0
     Year End October 31, 1995                          48,716            48,716                0

DIVERSIFIED BOND FUND

I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           170,862           110,901           59,961
     Year Ended May 31, 1996                            98,508            69,269           29,239



    Year Ended October 31, 1995                       173,446           147,461           25,985

                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
INCOME FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            10,585            10,585                0
     Year Ended May 31, 1996                            11,894            11,894                0
     Year Ended May 31, 1995                            12,210            11,607              603
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             6,826             6,826                0
     Year Ended May 31, 1996                             6,732             6,732                0
     Year Ended May 31, 1995                             5,559             3,553            2,006
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           536,985           436,300          100,685
     Year Ended May 31, 1996                           373,872           353,908           19,964
     Year Ended May 31, 1995                           206,416           124,725           81,691

TOTAL RETURN BOND FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             5,187             5,187                0
     Year Ended May 31, 1996                             2,416             2,416                0
     Year Ended May 31, 1995                               674               674                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                              4508              4508                0
     Year Ended May 31, 1996                             3,264             3,264                0
     Year Ended May 31, 1995                               923               923                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           250,777            24,127          226,650
     Year Ended May 31, 1996                           228,269            12,744          215,525
     Year Ended May 31, 1995                           120,468            17,639          102,829

LIMITED TERM TAX-FREE FUND
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            17,748            17,748                0
     Year Ended May 31, 1996                               N/A               N/A              N/A



                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
TAX-FREE INCOME FUND

A Shares




     Year Ended May 31, 1998
     Year Ended May 31, 1997                            58,862            42,638           16,224
     Year Ended May 31, 1996                            67,046            27,085           39,961
     Year Ended May 31, 1995                            64,084            64,084                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            13,295            13,295                0
     Year Ended May 31, 1996                             9,866             9,866                0
     Year Ended May 31, 1995                             6,348             5,591              757
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           543,029           288,245          254,784
     Year Ended May 31, 1996                           397,898           304,725           93,173
     Year Ended May 31, 1995                           198,196           139,199           58,997

COLORADO TAX-FREE FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            54,902            49,840            5,062
     Year Ended May 31, 1996                            53,988            48,022            5,966
     Year Ended May 31, 1995                            56,039            40,684           15,355
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            13,532            13,115              417
     Year Ended May 31, 1996                            11,566            11,566                0
     Year Ended May 31, 1995                             9,429             7,791            1,638
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            51,399            44,432            6,967
     Year Ended May 31, 1996                            49,153            41,507            7,646
     Year Ended May 31, 1995                            37,392            31,974            5,418

MINNESOTA TAX-FREE FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            51,795            33,434           18,361
     Year Ended May 31, 1996                            43,885            26,289           17,596
     Year Ended May 31, 1995                            19,236            19,236                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            20,364            14,581            5,783
     Year Ended May 31, 1996                            13,910            10,499            3,411
     Year Ended May 31, 1995                             5,974             5,974                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            12,888            10,362            2,526
     Year Ended May 31, 1996                             4,098             2,630            1,468
     Year Ended May 31, 1995                             1,781             1,622              159

STRATEGIC INCOME FUND

     Year Ended May 31, 1998




     Year Ended May 31, 1997                           130,970           115,223           15,747
     Year Ended May 31, 1996                            83,673            69,584           14,089
     Year Ended October 31, 1995                        121,634          121,634              0








                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
MODERATE BALANCED FUND                                  -------          ------           --------

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           412,357           278,998          133,359
     Year Ended May 31, 1996                           228,080           126,077          102,003
     Year Ended October 31, 1995                       324,938           212,921          112,017

GROWTH BALANCED FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           463,486           303,389          160,097
     Year Ended May 31, 1996                           245,562           136,905          108,657
     Year Ended October 31, 1995                       318,909           209,411          109,498

INCOME EQUITY FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            37,101            30,944            6,157
     Year Ended May 31, 1996                             1,196             1,196                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            23,583            23,583                0
     Year Ended May 31, 1996                               670               670                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           320,654           168,477          152,177
     Year Ended May 31, 1996                            43,691            43,691                0
     Year Ended October 31, 1995                        37,517            37,517                0

INDEX FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           375,387           213,759          161,628
     Year Ended May 31, 1996                           128,916            93,961           34,955
     Year Ended October 31, 1995                       141,917           141,917                0

VALUGROWTH STOCK FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            33,232            29,323            3,909
     Year Ended May 31, 1996                            27,427            27,427                0
     Year Ended May 31, 1995                            24,465            24,465                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            11,318            11,318                0
     Year Ended May 31, 1996                             8,763             8,763                0
     Year Ended May 31, 1995                             5,593             4,617              976
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           324,366           194,534          129,832




     Year Ended May 31, 1996                           297,630           147,086          150,544
     Year Ended May 31, 1995                           253,243           148,800          104,443


                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
DIVERSIFIED EQUITY FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            14,322            14,322                0
     Year Ended May 31, 1996                                99                99                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            15,913            15,913                0
     Year Ended May 31, 1996                                96                96                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         1,027,423           723,040          304,383
     Year Ended May 31, 1996                           467,322           238,224          229,098
     Year Ended October 31, 1995                       574,946           287,473          287,473

GROWTH EQUITY FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            10,336            10,336                0
     Year Ended May 31, 1996                               100               100                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             4,347             4,347                0
     Year Ended May 31, 1996                                25                25                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           785,917           545,815          240,102
     Year Ended May 31, 1996                           371,252           187,661          183,591
     Year Ended October 31, 1995                       440,211           286,104          154,107

LARGE COMPANY GROWTH FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           100,171            87,896           12,275
     Year Ended May 31, 1996                            42,177            40,150            2,027
     Year Ended October 31, 1995                        55,766            55,766                0

SMALL COMPANY STOCK FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            11,966            10,318            1,648
     Year Ended May 31, 1996                             5,800             5,800                0
     Year Ended May 31, 1995                             1,655             1,515              140

B Shares


     Year Ended May 31, 1998
     Year Ended May 31, 1997                             8,329             8,329                0
     Year Ended May 31, 1996                             4,426             4,426                0
     Year Ended May 31, 1995                             1,051             1,051                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           276,089            90,214          185,875
     Year Ended May 31, 1996                           171,614            15,664          155,950
     Year Ended May 31, 1995                            61,876            14,997           46,878



                                                      MANAGEMENT       MANAGEMENT        MANAGEMENT
                                                          FEE              FEE               FEE
                                                       PAYABLE            WAIVED         RETAINED
SMALL COMPANY GROWTH FUND                              -------            ------         --------

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           390,398           185,644          204,754
     Year Ended May 31, 1996                           183,731            76,278          107,453
     Year Ended October 31, 1995                       220,483           177,287           43,196

SMALL CAP OPPORTUNITIES FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                               122               122                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                44                44                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            26,560            26,560                0

INTERNATIONAL FUND

A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             1,494             1,494                0
     Year Ended May 31, 1996                               345               345                0
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             1,247             1,247                0
     Year Ended May 31, 1996                               395               395                0
I Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           177,707             4,264          173,443
     Year Ended May 31, 1996                            69,616                 0           69,616
     Year Ended October 31, 1995                       205,140            41,566          163,574


(II) ADMINISTRATIVE FEES TO NORWEST

INTERNATIONAL FUND

     Year Ended May 31, 1998
     Year Ended May 31, 1997                           451,118                 0          451,118
     Year Ended May 31, 1996                           175,887                 0          175,887
     Year Ended October 31, 1995                       205,150                 0          205,150


(III) ADMINISTRATIVE FEES TO FORUM

INTERNATIONAL PORTFOLIO
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           270,828                 0          270,828
     Year Ended May 31, 1996                           105,567            11,873           93,694
     Year Ended October 31, 1995                       122,669            70,043           52,626


TABLE 3 - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable to Forum for its distribution services with respect to each Fund (or class thereof), the amount of fee that was waived by Forum, if any, and the actual fee received by Forum. All maintenance fees were waived by Forum during the fiscal years ended May 31, 1995 and 1996. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. Only Exchange Shares and B Shares incur distribution fees.


                                                     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
READY CASH INVESTMENT FUND                              ------           ------           --------
Exchange Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             4,249             1,062            3,187
     Year Ended May 31, 1996                             1,023             1,023                0
     Year Ended May 31, 1995                             2,050             2,050                0

STABLE INCOME FUND
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             7,992             1,998            5,994
     Year Ended May 31, 1996                               245               245                0

INTERMEDIATE GOVERNMENT INCOME FUND
B Shares
     Year Ended May 31, 1997                            99,968            24,882           75,086
     Year Ended May 31, 1996                             2,646             2,646                0

INCOME FUND
B Shares
     Year Ended May 31, 1997                            34,127             8,532           25,595
     Year Ended May 31, 1996                            25,247             6,666           18,581
     Year Ended May 31, 1995                            27,796             6,949           20,847

TOTAL RETURN BOND FUND
B Shares
     Year Ended May 31, 1997                            22,540             5,635           16,905
     Year Ended May 31, 1996                            12,239             3,619            8,620
     Year Ended May 31, 1995                             4,612             1,153            3,459

TAX-FREE INCOME FUND
B Shares
     Year Ended May 31, 1997                            66,476            16,619           49,857
     Year Ended May 31, 1996                            36,997             2,390           34,607
     Year Ended May 31, 1995                            31,738             7,934           23,803

COLORADO TAX-FREE FUND
B Shares
     Year Ended May 31, 1997                            67,660            16,915           50,745
     Year Ended May 31, 1996                            43,374               207           43,167
     Year Ended May 31, 1995                            47,144            11,786           35,358



                                                     DISTRIBUTION     DISTRIBUTION      DISTRIBUTION
                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
MINNESOTA TAX-FREE FUND                                 -------          ------           --------
B Shares
     Year Ended May 31, 1997                           101,817            25,454           76,363
     Year Ended May 31, 1996                            52,163                 0           52,163
     Year Ended May 31, 1995                            30,386             8,880           21,506

INCOME EQUITY FUND
B Shares
     Year Ended May 31, 1997                           235,827            58,957          176,872
     Year Ended May 31, 1996                             5,031                 0            5,031

VALUGROWTH STOCK FUND
B Shares
     Year Ended May 31, 1997                            56,592            14,148           42,444
     Year Ended May 31, 1996                            32,860             5,269           27,591
     Year Ended May 31, 1995                            27,965             6,991           20,974

DIVERSIFIED EQUITY FUND
B Shares
     Year Ended May 31, 1997                           159,132            39,783          119,349
     Year Ended May 31, 1996                               719               719                0

GROWTH EQUITY FUND
B Shares
     Year Ended May 31, 1997                            43,471            10,868           32,603
     Year Ended May 31, 1996                               187               187                0

SMALL COMPANY STOCK FUND
B Shares
     Year Ended May 31, 1997                            41,641            10,410           31,231
     Year Ended May 31, 1996                            16,598             4,077           12,521
     Year Ended May 31, 1995                             5,256             2,038            3,218

SMALL CAP OPPORTUNITIES FUND
B Shares
     Year Ended May 31, 1997                               431               108              323

INTERNATIONAL FUND
B Shares
     Year Ended May 31, 1997                            12,465             3,116            9,349
     Year Ended May 31, 1996                             2,959             2,930               29

TABLE 4 - SALES CHARGES

The following table shows: (1) the dollar amount of sales charges payable to Forum with respect to sales of A Shares (or of the respective Funds prior to the offering of multiple classes of shares); (2) the amount of sales charge retained by Forum and not reallowed to other persons; and (3) the amount of contingent deferred sales charge ("CDSL") paid to Forum. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID
                                                        -------          ------             ----
STABLE INCOME FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             3,200               320               --
     Year Ended May 31, 1996                               423                52               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,526
     Year Ended May 31, 1996                                --                --               75

INTERMEDIATE GOVERNMENT INCOME FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            13,182             1,187               --
     Year Ended May 31, 1996                             1,482               129               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           31,694
     Year Ended May 31, 1996                                --                --              964

INCOME FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            11,979             1,121               --
     Year Ended May 31, 1996                         1,567,755             4,428               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           11,887
     Year Ended May 31, 1996                                --                --            8,272

TOTAL RETURN BOND FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             3,908               363               --
     Year Ended May 31, 1996                         1,194,198             3,074               --
B Shares
     Year Ended May 31, 1997                                --                --            7,505
     Year Ended May 31, 1996                                --                --            2,853

TAX-FREE INCOME FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            74,101             6,646               --



     Year Ended May 31, 1996                         5,429,389            12,264               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           15,724
     Year Ended May 31, 1996                                --                --            6,576




                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID
COLORADO TAX-FREE FUND                                  -------          ------             ----
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            38,085             3,321               --
     Year Ended May 31, 1996                         2,889,945             7,135               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           11,889
     Year Ended May 31, 1996                                --                --           12,557

MINNESOTA TAX-FREE FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            53,290             4,744               --
     Year Ended May 31, 1996                         4,598,204            12,506               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           13,097
     Year Ended May 31, 1996                                --                --            8,412

INCOME EQUITY FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           320,385             1,121               --
     Year Ended May 31, 1996                            10,996             1,088               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           38,812
     Year Ended May 31, 1996                                --                --              570

VALUGROWTH STOCK FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            38,540             3,759               --
     Year Ended May 31, 1996                         1,162,647             4,628               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           10,770
     Year Ended May 31, 1996                                --                --           12,911

DIVERSIFIED EQUITY FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                           485,324             8,286               --
     Year Ended May 31, 1996                            50,658                15               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --           23,510
     Year Ended May 31, 1996                                --                --                0

GROWTH EQUITY FUND
A Shares



     Year Ended May 31, 1998
     Year Ended May 31, 1997                           175,495             5,347               --
     Year Ended May 31, 1996                            26,825                 7               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,972
     Year Ended May 31, 1996                                --                --                0

                                                         SALES          RETAINED            CDSL
                                                        CHARGES          AMOUNT             PAID
SMALL COMPANY STOCK FUND                                -------          ------             ----
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            23,419             2,335               --
     Year Ended May 31, 1996                         1,309,565             5,153            2,972
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            6,411
     Year Ended May 31, 1996                                --                --               --

SMALL CAP OPPORTUNITIES FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            11,604             1,178               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --               --

INTERNATIONAL FUND
A Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                             8,728               874               --
     Year Ended May 31, 1996                               269                30               --
B Shares
     Year Ended May 31, 1998
     Year Ended May 31, 1997                                --                --            2,086
     Year Ended May 31, 1996                                --                --              213


TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to Forum Accounting for its accounting services with respect to each Fund, the amount of fee that was waived by Forum Accounting, if any, and the actual fee received by Forum Accounting. The table also shows similar information with respect to International Portfolio. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.




                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
CASH INVESTMENT FUND                                    -------          ------           --------
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            65,000                 0           65,000
     Year Ended May 31, 1996                            49,000                 0           49,000
     Year Ended May 31, 1995                            36,000                 0           36,000

U.S. GOVERNMENT FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            60,000                 0           60,000
     Year Ended May 31, 1996                            46,000                 0           46,000
     Year Ended May 31, 1995                            36,000                 0           36,000

TREASURY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            54,500                 0           54,500
     Year Ended May 31, 1996                            43,500                 0           43,500
     Year Ended May 31, 1995                            36,000                 0           36,000

READY CASH INVESTMENT FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            86,000                 0           86,000
     Year Ended May 31, 1996                            63,000                 0           63,000
     Year Ended May 31, 1995                            48,000                 0           48,000

MUNICIPAL MONEY MARKET FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            90,000                 0           90,000
     Year Ended May 31, 1996                            72,500                 0           72,500
     Year Ended May 31, 1995                            60,000                 0           60,000

STABLE INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            92,500            26,041           66,459
     Year Ended May 31, 1996                            37,452             7,136           30,316
     Year Ended October 31, 1995                        51,700                 0           51,700

INTERMEDIATE GOVERNMENT INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            85,500            24,146           61,354
     Year Ended May 31, 1996                            29,452             5,322           24,130
     Year Ended October 31, 1995                        52,700                 0           52,700

DIVERSIFIED BOND FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            54,000            15,223           38,777




     Year Ended May 31, 1996                            29,500             5,561           23,939
     Year Ended October 31, 1995                        36,700                 0           36,700

INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            93,000                 0           93,000
     Year Ended May 31, 1996                            79,500                 0           79,500
     Year Ended May 31, 1995                            64,000                 0           64,000

                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
TOTAL RETURN BOND FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            66,000                 0           66,000
     Year Ended May 31, 1996                            57,500                 0           57,500
     Year Ended May 31, 1995                            50,000                 0           50,000

LIMITED TERM TAX-FREE FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            24,000                 0           24,000
     Year Ended May 31, 1996                               N/A               N/A              N/A

TAX-FREE INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            91,000                 0           91,000
     Year Ended May 31, 1996                            66,000                 0           66,000
     Year Ended May 31, 1995                            62,000                 0           62,000

COLORADO TAX-FREE FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            66,000                 0           66,000
     Year Ended May 31, 1996                            60,000                 0           60,000
     Year Ended May 31, 1995                            55,000                 0           55,000

MINNESOTA TAX-FREE FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            64,000                 0           64,000
     Year Ended May 31, 1996                            56,000                 0           56,000
     Year Ended May 31, 1995                            55,300                 0           55,300

STRATEGIC INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            60,000            17,019           42,981
     Year Ended May 31, 1996                            32,500             6,054           26,446
     Year Ended October 31, 1995                        54,266                 0           54,266

MODERATE BALANCED FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            62,000            17,546           44,454
     Year Ended May 31, 1996                            36,000             7,104           28,896
     Year Ended October 31, 1995                        52,266                 0           52,266

GROWTH BALANCED FUND
     Year Ended May 31, 1998



     Year Ended May 31, 1997                            61,000            17,237           43,763
     Year Ended May 31, 1996                            34,000             6,591           27,409
     Year Ended October 31, 1995                        50,833                 0           50,833

INCOME EQUITY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            71,500            20,160           51,340
     Year Ended May 31, 1996                            22,935             4,293           18,642
     Year Ended October 31, 1995                        34,700                 0           34,700

VALUGROWTH STOCK FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            66,000                 0           66,000
     Year Ended May 31, 1996                            57,500                 0           57,500
     Year Ended May 31, 1995                            48,500                 0           48,500



                                                          FEE              FEE               FEE
                                                        PAYABLE          WAIVED           RETAINED
                                                        -------          ------           --------
INDEX FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            60,000             8,393           51,607
     Year Ended May 31, 1996                            30,500             5,659           24,841
     Year Ended October 31, 1995                        46,266                 0           46,266

DIVERSIFIED EQUITY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            81,500            22,995           58,505
     Year Ended May 31, 1996                            30,306             6,216           24,090
     Year Ended October 31, 1995                        34,700                 0           34,700

GROWTH EQUITY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            79,000            22,311           56,689
     Year Ended May 31, 1996                            30,306             6,216           24,090
     Year Ended October 31, 1995                        34,700                 0           34,700

LARGE COMPANY GROWTH FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            38,000            10,750           27,250
     Year Ended May 31, 1996                            21,000             3,755           17,245
     Year Ended October 31, 1995                        34,700                 0           34,700

SMALL COMPANY STOCK FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            76,000                 0           76,000
     Year Ended May 31, 1996                            60,500                 0           60,500
     Year Ended May 31, 1995                            51,000                 0           51,000

SMALL COMPANY GROWTH FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            55,000             5,536           49,464
     Year Ended May 31, 1996                            30,000             5,759           24,241
     Year Ended October 31, 1995                        36,700                 0           36,700

SMALL CAP OPPORTUNITIES FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            26,057            26,057                0

INTERNATIONAL FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            36,000            10,148           25,852
     Year Ended May 31, 1996                            23,000             3,952           19,048
     Year Ended October 31, 1995                        51,766            39,766           12,000

INTERNATIONAL PORTFOLIO
     Year Ended May 31, 1998
     Year Ended May 31, 1997                            90,000                 0           90,000




     Year Ended May 31, 1996                            50,500             8,500           42,000
     Year Ended October 31, 1995                        77,967             8,567           69,400


TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.



                                               AGGREGATE
                                           COMMISSIONS PAID

DIVERSIFIED BOND FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         N/A
     Year Ended May 31, 1996                       5,261
     Year Ended October 31, 1995                   1,750

STRATEGIC INCOME FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                      14,867
     Year Ended May 31, 1996                       8,406
     Year Ended October 31, 1995                   9,298

MODERATE BALANCED FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                      50,414
     Year Ended May 31, 1996                      54,332
     Year Ended October 31, 1995                  57,931

GROWTH BALANCED FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                      83,720
     Year Ended May 31, 1996                      69,732
     Year Ended October 31, 1995                  66,361

INCOME EQUITY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                     301,308
     Year Ended May 31, 1996                      52,904
     Year Ended October 31, 1995                  25,321

INDEX FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                     157,319
     Year Ended May 31, 1996                     121,170
     Year Ended October 31, 1995                 107,321

VALUGROWTH STOCK FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                     502,785
     Year Ended May 31, 1996                     436,274
     Year Ended May 31, 1995                     485,176
     Year Ended May 31, 1994                     553,049

DIVERSIFIED EQUITY FUND
     Year Ended May 31, 1998

     Year Ended May 31, 1997                     226,652
     Year Ended May 31, 1996                     175,648
     Year Ended October 31, 1995                 180,093

                                               AGGREGATE
                                           COMMISSIONS PAID
GROWTH EQUITY FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                     130,483
     Year Ended May 31, 1996                     127,666
     Year Ended October 31, 1995                 115,993

LARGE COMPANY GROWTH FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                      59,924
     Year Ended May 31, 1996                      42,229
     Year Ended October 31, 1995                  60,264

Small Company Stock Fund
     Year Ended May 31, 1998
     Year Ended May 31, 1997                     458,447
     Year Ended May 31, 1996                     208,021
     Year Ended May 31, 1995                      67,471

SMALL COMPANY GROWTH FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                   1,365,750
     Year Ended May 31, 1996                     785,875
     Year Ended October 31, 1995                 600,341

SMALL CAP OPPORTUNITIES FUND
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         N/A

INTERNATIONAL FUND*
     Year Ended May 31, 1998
     Year Ended May 31, 1997                         N/A
     Year Ended May 31, 1996                     188,849
     Year Ended October 31, 1995                 348,358

* Reflects commission paid by International Portfolio; International Fund paid no commissions directly during either year.

TABLE 7 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of ___________, 1998, as well as their percentage holding of all shares of the Fund. Certain persons own shares of the Funds of record only, including Alpine & Co., BHC Securities, Inc., EMSEG & Co., First Stock Co., Norwest Bank Minnesota, N.A. and Stout & Co.



                                                                            SHARE               % OF          % OF
                                   NAME AND ADDRESS                        BALANCE             CLASS          FUND
                                   ----------------                       -----------          -----          ----
CASH INVESTMENT FUND


READY CASH INVESTMENT FUND
         Investor Shares

         Exchange Shares
  Public Entities Shares


U.S. GOVERNMENT FUND


TREASURY FUND

MUNICIPAL MONEY MARKET
FUND
         Investor Shares

         Institutional Shares




STABLE INCOME FUND
         A Shares






         B Shares



INTERMEDIATE GOVERNMENT
INCOME FUND

         A Shares



INCOME FUND
         A Shares

         I Shares

TOTAL RETURN BOND FUND
         A Shares

         B Shares

         I Shares

LIMITED TERM TAX-FREE FUND
         I Shares


TAX-FREE INCOME FUND
         A Shares


         B Shares


         I Shares

COLORADO TAX-FREE FUND
         A Shares

         B Shares

         I Shares

MINNESOTA TAX-FREE FUND
         I Shares
VALUGROWTH STOCK FUND
         A Shares
VALUGROWTH STOCK FUND
         I Shares

GROWTH EQUITY FUND
         A Shares
SMALL COMPANY STOCK FUND
         A Shares



         B Shares

         I Shares

SMALL CAP OPPORTUNITIES
FUND
         A Shares




INTERNATIONAL  FUND
         A Shares

         B Shares



         I Shares

                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - MONEY MARKET FUND YIELDS

As of May 31, 1998, the seven day yield, seven day effective yield and, for Municipal Money Market Fund, the seven day tax equivalent yield, of each class of the Money Market Funds was as follows. For the tax-equivalent yield quotations, the assumed federal income tax rate is 39.6%.

                                                               EFFECTIVE      TAX-EQUIVALENT       TAX-EQUIVALENT
                                               YIELD             YIELD             YIELD           EFFECTIVE YIELD
                                               -----             -----             -----           ---------------

CASH INVESTMENT FUND

READY CASH INVESTMENT FUND
     Investor Shares
     Institutional Shares
     Exchange Shares

U.S. GOVERNMENT FUND

TREASURY FUND

MUNICIPAL MONEY MARKET FUND
     Investor Shares
     Institutional Shares


TABLE 2 - YIELDS

For the 30-day period ended May 31, 1998 the annualized yield and, where applicable, the tax equivalent yield of each class of the Fixed Income Funds, Balanced Funds and Equity Funds was as follows. For the tax-equivalent yield quotations, the assumed Federal income tax rate is 39.6%. In addition, for the tax-equivalent yields of the Colorado and Minnesota Tax-Free Funds, the assumed Colorado and Minnesota income tax rates are 5% and 8.5%, respectively.

                                                                                       TAX EQUIVALENT
                                                                          YIELD             YIELD
STABLE INCOME FUND                                                        -----             -----
     A Shares
     B Shares
     I Shares

INTERMEDIATE GOVERNMENT INCOME FUND
     A Shares
     B Shares
     I Shares

DIVERSIFIED BOND FUND
     A Shares
     B Shares
     I Shares



                                                                                       TAX EQUIVALENT
                                                                          YIELD             YIELD
INCOME FUND                                                               -----             -----
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares                                                                                 N/A

TOTAL RETURN BOND FUND
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares                                                                                 N/A

LIMITED TERM TAX-FREE FUND
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares
TAX-FREE INCOME FUND
     A Shares
     B Shares
     I Shares

COLORADO TAX-FREE FUND
     A Shares
     B Shares
     I Shares

MINNESOTA TAX-FREE FUND
     A Shares
     B Shares
     I Shares

STRATEGIC INCOME FUND
     I Shares                                                               N/A               N/A

MODERATE BALANCED FUND
     I Shares                                                               N/A               N/A

GROWTH BALANCED FUND
     I Shares                                                               N/A               N/A

DIVERSIFIED EQUITY FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A

GROWTH EQUITY FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A

INDEX FUND
     I Shares                                                                                 N/A


                                                                                      TAX EQUIVALENT
                                                                          YIELD             YIELD
VALUGROWTH STOCK FUND
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares                                                                                 N/A

INCOME EQUITY FUND
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares                                                                                 N/A

LARGE COMPANY GROWTH FUND
     I Shares                                                                                 N/A

SMALL COMPANY STOCK FUND
     A Shares                                                                                 N/A
     B Shares                                                                                 N/A
     I Shares                                                                                 N/A

SMALL COMPANY GROWTH FUND
     I Shares                                                                                 N/A

SMALL CAP OPPORTUNITIES FUND
     A Shares                                                              N/A                N/A
     B Shares                                                              N/A                N/A
     I Shares                                                              N/A                N/A

INTERNATIONAL FUND
     A Shares                                                               N/A               N/A
     B Shares                                                               N/A               N/A
     I Shares                                                               N/A               N/A


TABLE 3 - TOTAL RETURNS

The average annual total return of each class of each Fund for the periods ended ____________, 1998 was as follows. For the money market funds, the yields shown in Table 1 more closely reflect the current earnings of each fund than the total return quotation. The actual dates of the commencement of each Fund's operations, or the commencement of the offering of each class' shares, is listed in the Fund's financial statements. The performance of the Funds marked with an asterisk (*) includes the performance of a collective investment fund or a common trust fund prior to its conversion into the Fund. (See "Performance and Advertising Data -- Multiclass, Collective Investment Fund, Common Trust Fund and Core-Gateway Performance.") Prior to 1989, the collective investment funds and common trust fund were valued on the calendar quarter; therefore the following chart does not reflect a Since Inception figure as of the fiscal year end for those funds adopting collective investment or common trust fund performance. Calendar quarter performance is available from the adviser.

                     SEC STANDARDIZED RETURNS

                               ONE        FIVE       TEN        SINCE
                               YEAR       YEARS     YEARS     INCEPTION
--------------------------------------------------------------------------------
CASH INVESTMENT FUND
READY CASH INVESTMENT FUND
    Investor Shares
    Institutional Shares
    Exchange Shares
U.S. GOVERNMENT FUND
TREASURY FUND
MUNICIPAL MONEY MARKET FUND
    Investor Shares
    Institutional Shares
STABLE INCOME FUND
    A Shares
    B Shares
    I Shares
LIMITED TERM GOVERNMENT
INCOME FUND
    I Shares
INTERMEDIATE GOVERNMENT
INCOME FUND*
    A Shares
    B Shares
    I Shares
DIVERSIFIED BOND FUND*
    I Shares
INCOME FUND
    A Shares
    B Shares
    I Shares
TOTAL RETURN BOND FUND
    A Shares
    B Shares
    I Shares
LIMITED TERM TAX-FREE FUND
    I Shares
TAX-FREE INCOME FUND
    A Shares
    B Shares
    I Shares
COLORADO TAX-FREE FUND
    A Shares
    B Shares
    I Shares
SEC STANDARDIZED RETURNS (CONTINUED)

                                ONE    FIVE     TEN        SINCE
                               YEAR    YEARS    YEARS    INCEPTION
--------------------------------------------------------------------------------
MINNESOTA INTERMEDIATE
TAX-FREE FUND*
    I Shares
MINNESOTA TAX-FREE FUND
    A Shares
    B Shares
    I Shares
STRATEGIC INCOME FUND*
    I Shares
MODERATE BALANCED FUND*
    I Shares
GROWTH BALANCED FUND*
    I Shares
INCOME EQUITY FUND*
    A Shares
    B Shares
    I Shares
INDEX FUND*
    I Shares
VALUGROWTH STOCK FUND
    A Shares
    B Shares
    I Shares
DIVERSIFIED EQUITY FUND*
    A Shares
    B Shares
    I Shares
GROWTH EQUITY FUND*
    A Shares
    B Shares
    I Shares
LARGE COMPANY GROWTH FUND*
    I Shares
SMALL COMPANY STOCK FUND
    A Shares
    B Shares
    I Shares
SMALL COMPANY GROWTH FUND*
    I Shares
SMALL CAP OPPORTUNITIES FUND
    A Shares
    B Shares
    I Shares
INTERNATIONAL FUND*
    A Shares
    B Shares
    I Shares

NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)

                                                   CALENDAR
                               ONE MONTH   THREE    YEAR TO     ONE YEAR  THREE      FIVE      TEN YEARS    SINCE
                                           MONTHS     DATE                YEARS      YEARS                INCEPTION
---------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT FUND
READY CASH INVESTMENT FUND
    Investor Shares
    Institutional Shares
    Exchange Shares
U.S. GOVERNMENT FUND
TREASURY FUND
MUNICIPAL MONEY MARKET FUND
    Investor Shares
    Institutional Shares
STABLE INCOME FUND
    A Shares
    B Shares
    I Shares
LIMITED TERM GOVERNMENT
INCOME FUND
    I Shares
INTERMEDIATE GOVERNMENT
INCOME FUND*
    A Shares
    B Shares
    I Shares
DIVERSIFIED BOND FUND*
    I Shares
INCOME FUND
    A Shares
    B Shares
    I Shares
TOTAL RETURN BOND FUND
    A Shares
    B Shares
    I Shares
LIMITED TERM TAX-FREE FUND
    I Shares
TAX-FREE INCOME FUND
    A Shares
    B Shares
    I Shares
COLORADO TAX-FREE FUND
    A Shares
    B Shares
    I Shares


                                                  CALENDAR
                               ONE MONTH   THREE    YEAR TO     ONE YEAR  THREE      FIVE      TEN YEARS    SINCE
                                           MONTHS      DATE               YEARS      YEARS                INCEPTION
-------------------------------------------------------------------------------------------------------------------
MINNESOTA INTERMEDIATE
TAX-FREE FUND*
    I Shares
MINNESOTA TAX-FREE FUND
    A Shares
    B Shares
    I Shares
STRATEGIC INCOME FUND*
    I Shares
MODERATE BALANCED FUND*
    I Shares
GROWTH BALANCED FUND*
    I Shares
INCOME EQUITY FUND*
    A Shares
    B Shares
    I Shares
INDEX FUND*
    I Shares
VALUGROWTH STOCK FUND
    A Shares
    B Shares
    I Shares
DIVERSIFIED EQUITY FUND*
    A Shares
    B Shares
    I Shares
GROWTH EQUITY FUND*
    A Shares
    B Shares
    I Shares
LARGE COMPANY GROWTH FUND*
    I Shares
SMALL COMPANY STOCK FUND
    A Shares
    B Shares
    I Shares
SMALL COMPANY GROWTH FUND*
    I Shares
SMALL CAP OPPORTUNITIES FUND
    A Shares
    B Shares
    I Shares
INTERNATIONAL FUND*
    A Shares
    B Shares
    I Shares



                    APPENDIX D - OTHER ADVERTISEMENT MATTERS

From time to time, the sales material for the Funds may include a discussion of, and commentary by senior management of the Adviser on, the following.

The Trust may compare the Fund family against other bank-managed mutual funds or other investment companies based on asset size. The Adviser believes the Funds' growth may be attributed to three things: disciplined investment process, utilizing talented people and focusing on customer needs.

The Funds utilize a disciplined process which relies heavily upon its investment managers and an experienced investment research team. This approach maximizes consistency by ensuring that no individual manager's style unduly influences a fund's style.



NORWEST CORPORATION

1929 Northwestern National Bank and several upper midwest banks form a holding company called Northwestern National Bancorporation. "Banco" acquires 90 banks in its first year.

1932     At is peak, Banco owns a total of 139 affiliate banks.

1982     Banco enters the consumer  finance  business by acquiring  Dial Finance
         Company.

1983 The 87 affiliates of Banco are reborn as "Norwest Corporation."

1989 Norwest consolidates its operations in the new 57-story Norwest Center in downtown Minneapolis.

1997 Norwest reaches $50 billion in assets under management, including $19 billion in mutual funds.


NORWEST ADVANTAGE FUNDS

1946 Inception of the Common Trust Funds, the company's first pooled investment vehicles.

1987     Norwest introduces two new open-ended
         registered investment company funds
         (commonly known as mutual funds), called the Prime Value Funds. In less than one year, assets under management reach $500 million.

1992 The Norwest mutual fund family expands to 11 mutual funds. Assets under management grow to $3.2 billion.

1994 Conversion to Norwest Collective Funds (bank collective investment funds) into NORWEST ADVANTAGE FUNDS (mutual funds).

1998 NORWEST ADVANTAGE FUNDS family includes 41 mutual funds with over $20 billion in assets under management.



NORWEST CENTER
MINNEAPOLIS, MINNESOTA
DESIGNED BY WORLD-RENOWNED ARCHITECT CESAR PELLI, THE NORWEST CENTER WAS CONSTRUCTED IN 1988. SINCE THEN, IT HAS RECEIVED SEVERAL PRESTIGIOUS ARCHITECTURAL AWARDS, INCLUDING THE LARGE SCALE OFFICE AWARD OF EXCELLENCE, FROM THE URBAN LAND INSTITUTE (1989); THE NAIOP (MINNESOTA) AWARD FOR EXCELLENCE -- DOWNTOWN BUILDING OF THE YEAR (1989); THE BOMA (MINNEAPOLIS) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1993); AND THE BOMA (MIDWEST NORTHERN REGION) OFFICE BUILDING OF THE YEAR, OVER 500,000 SQ. FT. (1994). THE NORWEST CENTER IS LOCATED IN THE FINANCIAL DISTRICT OF MINNEAPOLIS AT 90 SOUTH SEVENTH STREET.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial statements.


         Included in the Prospectus:

                  Not Applicable to this filing.

         Included in the Statement of Additional Information:

                  Not Applicable to this filing.


         (b)      Exhibits.


                  (1)      Trust   Instrument   of  Registrant  as  amended  and
                           restated August 4, 1997 (see Note 1).

                  (2)      By-Laws of Registrant as now in effect (see Note 2).

                  (3)      Not Applicable.

                  (4) Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers, the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (see Note 2).

                  (5)      (a)      Form   of   Investment   Advisory  Agreement
                                    between Registrant  and  Norwest  Investment
                                    Management,  Inc.  ("NIM")  relating to Cash
                                    Investment Fund, Ready Cash Investment Fund,
                                    U.S.  Government   Fund,   Treasury    Fund,
                                    Treasury Plus Fund, Municipal  Money  Market
                                    Fund,   Stable   Income   Fund, Limited Term
                                    Government    Income    Fund,   Intermediate
                                    Government  Income  Fund,  Diversified  Bond
                                    Fund,  Income  Fund, Total Return Bond Fund,
                                    Strategic Income Fund, Limited Term Tax-Free
                                    Fund,  Tax-Free  Income  Fund, Colorado Tax-
                                    Free Fund,  Minnesota  Intermediate Tax-Free
                                    Fund,  Minnesota  Tax-Free  Fund,   Moderate
                                    Balanced   Fund,  Growth    Balanced   Fund,
                                    Aggressive Balanced-Equity Fund, Index Fund,
                                    Income Equity Fund, ValuGrowthSM Stock Fund,
                                    Diversified Equity Fund, Growth Equity Fund,
                                    Large Company Growth Fund, Diversified Small
                                    Cap  Fund, Small  Company  Stock Fund, Small
                                    Cap Opportunities Fund, Small Company Growth
                                    Fund,  Contrarian  Stock Fund, International
                                    Fund, Performa Strategic  Value  Bond  Fund,
                                    Performa  Disciplined  Growth Fund, Performa
                                    Small Cap Value Fund, Performa Global Growth
                                    Fund,  WealthBuilder  II  Growth  Portfolio,
                                    WealthBuilder II Growth and Income Portfolio
                                    and   WealthBuilder   II  Growth Portfolio,.
                                    Except   for   the   names of each series of
                                    Registrant,    the    Investment    Advisory
                                    Agreement  of  each series of the Registrant
                                    is substantially the same  as the Investment
                                    Advisory  Agreement,  and    therefore,   is
                                    omitted pursuant to Rule 483(d)(2) under the 1933 Act (see Note 3).

                           (b)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Crestone  Capital
                                    Management  Inc.  relating to Small  Company
                                    Stock Fund,  Strategic Income Fund, Moderate
                                    Balanced   Fund,   Growth   Balanced   Fund,
                                    Diversified  Equity  Fund and Growth  Equity
                                    Fund dated as of June 1, 1997 (see Note 2).

                           (c) Investment Subadvisory Agreement between Registrant and Schroder Capital Management Inc. relating to Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund and International Fund dated as of November 11, 1994 (see Note 2).


                           (d)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Schroder  Capital
                                    Management  International  Inc.  relating to
                                    Small Cap Opportunities Fund dated as of
                                    April 28, 1996 (see Note 4).



                           (e)      Form  of  Investment  Subadvisory  Agreement
                                    between   Registrant  and  Galliard  Capital
                                    Management  International  Inc.  relating to
                                    Stable Income Fund, Performa Strategic Value
                                    Bond Fund,  Diversified Bond Fund, Strategic
                                    Income Fund,  Moderate Balanced Fund, Growth
                                    Balanced Fund and Aggressive Balanced-Equity
                                    Fund dated as of June 1, 1997 (see Note 3).

                           (f) Form of Investment Subadvisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to Small Company Growth Fund, Large Company Growth Fund, Growth Balanced Fund, Moderate Balanced Fund, Strategic Income Fund, Growth Equity Fund, Diversified Equity Fund and Diversified Bond Fund dated as of June 1, 1997 (see Note 3).

                           (g) Form of Investment Subadvisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund dated as of June 1, 1997 (see Note 3).

                           (h) Form of Investment Subadvisory Agreement between Registrant and Smith Asset Management Group, LP relating to Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Growth Equity Fund, Diversified Equity Fund, Aggressive Balanced-Equity Fund, Growth Balanced Fund, Moderate
                                    Balanced  Fund,  Strategic  Income  Fund and
                                    Diversified  Small  Cap  Fund  dated  as  of
                                    October 1, 1997 (see Note 1).


                  (6) Distribution Services Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant dated as of October 1, 1995, as amended January 29, 1996 (see Note 2).


                  (7)      Not Applicable.


                  (8)      (a)      Custodian   Agreement  between    Registrant
                                    and Norwest Bank Minnesota, N.A. dated as of August 1, 1993, as amended November 11, 1994
                                    (see Note 2).

                           (b) Transfer Agency Agreement between Registrant and Norwest Bank Minnesota, N.A. dated as of August 1, 1993 and restated as of December 8, 1993 (see Note 2).


                  (9)      (a)      Form   of   Management   Agreement   between
                                    Registrant   and   Forum Financial Services,
                                    Inc.   relating   to   each   portfolio   of
                                    Registrant dated as August 1, 1997 (see
                                    Note 4).


                           (b) Form of Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of June 1, 1997 (see Note 4).

                           (c) Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund and Small Cap Opportunities Fund dated as of November 11, 1994, as amended April 27, 1996 (see Note
                                    2).

                           (d) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund - Institutional Shares, Municipal Money Market Fund - Investor
                                    Shares,    Ready   Cash   Investment   Fund,
                                    Intermediate    Government    Income   Fund,
                                    Diversified  Bond  Fund, Stable Income Fund,
                                    Income Fund, Total Return Bond Fund, Limited
                                    Term Tax-Free Fund, Limited Term  Government
                                    Income Fund, Tax-Free Income  Fund, Colorado
                                    Tax-Free Fund, Minnesota  Intermediate  Tax-
                                    Free   Fund,   Minnesota   Tax-Free    Fund,
                                    Strategic Income  Fund,  Moderate   Balanced
                                    Fund,   Growth   Balanced   Fund, Aggressive
                                    Balanced-Equity  Fund, Income  Equity  Fund,
                                    Index   Fund,   ValuGrowth  SM  Stock  Fund,
                                    Diversified Equity Fund, Growth Equity Fund,
                                    Large Company Growth Fund, Diversified Small
                                    Cap  Fund, Small  Company Growth Fund, Small
                                    Company  Stock Fund, Small Cap Opportunities
                                    Fund,  Contrarian  Stock Fund, International
                                    Fund, Performa Strategic  Value  Bond  Fund,
                                    Performa  Disciplined  Growth Fund, Performa
                                    Small Cap Value Fund, Performa Global Growth
                                    Fund,  Norwest   WealthBuilder   II   Growth
                                    Portfolio,  Norwest  WealthBuilder II Growth
                                    and    Income    Portfolio    and    Norwest
                                    WealthBuilder II Growth Balanced Portfolio dated as of October 1, 1996 and amended January 26, 1998 (filed herewith).

                  (10)     (a) Opinion of Seward & Kissel (see Note 5).

                           (b) Opinion of Seward & Kissel (see Note 2).

                  (11)     Not Applicable.


                  (12)     Not Applicable.


                  (13) Investment Representation letter of John Y. Keffer as original purchaser of shares of stock of Registrant (see Note 5).

                  (14) Individual Retirement Account materials (see Note 6).

                  (15)     (a)      Rule   12b-1   Plan  adopted  by  Registrant
                                    relating to Exchange Shares  of  Ready  Cash
                                    Investment  Fund   and  Investor B Shares of
                                    Stable Income Fund, Intermediate  Government
                                    Fund,  Income  Fund, Total Return Bond Fund,
                                    Tax-Free  Income  Fund,  Colorado   Tax-Free
                                    Fund, Minnesota Tax-Free Fund, Income Equity
                                    Fund, ValuGrowth SM  Stock Fund, Diversified
                                    Equity   Fund,  Growth  Equity  Fund,  Small
                                    Company  Stock  Fund,  Small  Company Growth
                                    Fund,   Small  Cap  Opportunities  Fund  and
                                    International Fund (see Note 2).


                  (16)     Schedules  for   computation   of  each   Performance
                           Quotation provided in the Registration Statement in response to Item 22 relating to (see Note 7):


                                               Series                                        Share
                                                                                           Class(es)
                            Cash Investment Fund                             Shares
                            Ready Cash Investment Fund                       Investor Shares        Exchange Class
                            U.S. Government Fund                             Shares
                            Treasury Fund                                    Shares
                            Treasury Plus Fund                               Shares
                            Municipal Money Market Fund                      Investor Shares     Institutional Shares


                            Stable Income Fund                              A Shares        B Shares       I Shares
                            Limited Term Government Income Fund             I Shares
                            Intermediate Government Income Fund             A Shares        B Shares       I Shares
                            Diversified Bond Fund                           I Shares
                            Income Fund                                     A Shares        B Shares       I Shares
                            Total Return Bond Fund                          A Shares        B Shares       I Shares
                            Limited Term Tax-Free Fund                      I Shares
                            Tax-Free Income Fund                            A Shares        B Shares       I Shares
                            Colorado Tax-Free Fund                          A Shares        B Shares       I Shares
                            Minnesota Intermediate Tax-Free Fund            I Shares
                            Minnesota Tax-Free Fund                         A Shares        B Shares       I Shares
                            Strategic Income Fund                           I Shares
                            Moderate Balanced Fund                          I Shares
                            Growth Balanced Fund                            I Shares
                            Aggressive Balanced-Equity Fund                 I Shares
                            Index Fund                                      I Shares
                            Income Equity Fund                              A Shares        B Shares       I Shares
                            ValuGrowthSM Stock Fund                         A Shares        B Shares       I Shares
                            Diversified Equity Fund                         A Shares        B Shares       I Shares
                            Growth Equity Fund                              A Shares        B Shares       I Shares
                            Large Company Growth Fund                       I Shares
                            Diversified Small Cap Fund                      I Shares
                            Small Company Stock Fund                        A Shares        B Shares       I Shares
                            Small Company Growth Fund                       I Shares
                            Small Cap Opportunities Fund                    A Shares        B Shares       I Shares
                            Contrarian Stock Fund                           A Shares        B Shares       I Shares
                            International Fund                              A Shares        B Shares       I Shares
                            WealthBuilder II Growth Portfolio               C Shares
                            WealthBuilder II Growth and Income Portfolio    C Shares
                            WealthBuilder II Growth Balanced Portfolio      C Shares
                            Performa Disciplined Growth Fund                 Shares
                            Performa Small Cap Value Fund                    Shares
                            Performa Strategic Value Bond Fund               Shares
                            Performa Global Fund                             Shares

                  (17) Financial Data Schedules (will be filed in subsequent amendment).

                  (18) Multiclass (Rule 18f-3) Plan adopted by Registrant (filed herewith).


Other Exhibits


         (A) Power of Attorney from James C. Harris,  Trustee of Registrant (see
             Note 2).

         (B) Power of Attorney from Richard M. Leach, Trustee of Registrant (see
             Note 2).

         (C) Power of Attorney from Robert C. Brown,  Trustee of Registrant (see
             Note 2).

         (D) Power of Attorney from Donald H. Burkhardt, Trustee of Registrant (see Note 2).

         (E) Power of Attorney from John Y. Keffer,  Trustee of Registrant  (see
             Note 2).

         (F) Power of Attorney from Donald C. Willeke, Trustee of Registrant (see Note 2).

         (G) Power of Attorney from Timothy J. Penny, Trustee of Registrant (see
             Note 2).

         (H) Power of Attorney from John S. McCune,  Trustee of Registrant  (see
             Note 1).


         -------------
Note:    (1)      Exhibit incorporated by reference as filed in PEA No. 46 via EDGAR on September 30, 1997, accession number 0000912057-97-032214.

         (2)      Exhibit incorporated by reference as filed in PEA No. 35 via EDGAR on March 8, 1996, accession number 0000912057-96-004243.

         (3)      Exhibit incorporated by reference as filed in PEA No. 43 via EDGAR on July 16, 1997, accession number 0000912057-97-024361.

         (4)      Exhibit incorporated by reference as filed in PEA No. 54 via EDGAR on May 6, 1998, accession number 0001004402-98-000281.

         (5)      Exhibit incorporated by reference as filed in PreEA No. 2 on December 31, 1986.

         (6)      Exhibit incorporated by reference as filed in PEA No. 24 on April 22, 1994.

         (7)      Exhibit incorporated by reference as filed in PEA No. 42 via EDGAR on June 2, 1997, accession number 0000912057-97-019290.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES



           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                                as of June 30, 1998
                                      Shares    A Shares  B Shares  I Shares   Investor    Exchange   Institutional  C Shares
                                                                                Shares      Shares       Shares
         Cash Investment Fund           74         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Ready Cash Investment Fund     N/A        N/A       N/A       N/A        193         24           N/A         N/A
         U.S. Government Fund           39         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Fund                  32         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Treasury Plus Fund              0         N/A       N/A       N/A        N/A        N/A           N/A         N/A
         Municipal Money Market Fund    N/A        N/A       N/A       N/A        19         N/A           27          N/A
         Stable Income Fund             N/A        112       74        341        N/A        N/A           N/A         N/A
         Limited Term Government
                  Income Fund           N/A        N/A       N/A      1329        N/A        N/A           N/A         N/A
         Intermediate Government        N/A        45        451       112        N/A        N/A           N/A         N/A

                  Income Fund

         Diversified Bond Fund          N/A        N/A       N/A       152        N/A        N/A           N/A         N/A
         Income Fund                    N/A        55        372      3191        N/A        N/A           N/A         N/A
         Total Return Bond Fund         N/A        108       216       381        N/A        N/A           N/A         N/A
         Limited Term Tax-Free Fund     N/A        N/A       N/A       382        N/A        N/A           N/A         N/A
         Tax-Free Income Fund           N/A        65        292      1420        N/A        N/A           N/A         N/A


           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                                as of June 30, 1998
                                     Shares   A Shares   B Shares   I Shares   Investor    Exchange   Institutional  C Shares
                                                                                Shares      Shares       Shares
           Colorado Tax-Free Fund     N/AA        73         207        17         N/A        N/A       N/AB Shares   N/AI
                                      Shares                                                                           Shares
           Minnesota Intermediate     N/AI        N/A        N/A       1376        N/A        N/A           N/A         N/A
                    Tax-Free Fund     Shares
           Minnesota Tax-Free Fund    N/AA        551        457        185        N/A        N/A       N/AB Shares   N/AI
                                      Shares                                                                           Shares
           Strategic Income Fund      N/AI        N/A        N/A        192        N/A        N/A           N/A         N/A
                                      Shares
           Moderate Balanced Fund     N/AI        N/A        N/A        509        N/A        N/A           N/A         N/A
                                      Shares
           Growth Balanced Fund       N/AI        N/A        N/A        678        N/A        N/A           N/A         N/A
                                      Shares
           Aggressive                 N/AI        N/A        N/A        25         N/A        N/A           N/A         N/A
                    Balanced-Equity   Shares
                    Fund
           Index Fund                   N/A       N/A        N/A        560        N/A        N/A           N/A         N/A
           Income Equity Fund           N/A      4505       5124        504        N/A        N/A           N/A         N/A
           ValuGrowthSM Stock Fund      N/A       672        862        68         N/A        N/A           N/A         N/A
           Diversified Equity Fund      N/A      4567       6835        966        N/A        N/A           N/A         N/A
           Growth Equity Fund           N/A      1358       1892        823        N/A        N/A           N/A         N/A
           Large Company Growth Fund    N/A       N/A        N/A        355        N/A        N/A           N/A         N/A
           Diversified Small Cap        N/A       N/A        N/A        16         N/A        N/A           N/A         N/A

                    Fund

           Small Company Stock Fund     N/A       768        729        234        N/A        N/A           N/A         N/A
           Small Company Growth Fund    N/A       N/A        N/A        155        N/A        N/A           N/A         N/A

           Small Cap Opportunities

                    Fund                N/A      1065       1171        240        N/A        N/A           N/A         N/A
           Contrarian Stock Fund        N/A        0          0         49         N/A        N/A           N/A         N/A
           International Fund           N/A       84         261        213        N/A        N/A           N/A         N/A
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         106
           Growth Portfolio
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         156
           Growth and Income Portfolio
           Norwest WealthBuilder II     N/A       N/A        N/A        N/A        N/A        N/A           N/A         156
           Growth Balanced Portfolio
           Performa Disciplined         17        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Growth Fund
           Performa Small Cap Value     14        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Fund






           Title of Class Of Unit                              Number of Recordholders
           of Beneficial Interest                                as of June 30, 1998
                                     Shares   A Shares   B Shares   I Shares   Investor    Exchange   Institutional  C Shares
                                                                                Shares      Shares       Shares
           Performa Strategic Value     9        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Bond Fund
           Performa Global             12        N/A        N/A        N/A        N/A        N/A           N/A         N/A
           Growth Fund





ITEM 27.  INDEMNIFICATION

         The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment Subadvisory Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Norwest Investment Management, Inc.


         The description of Norwest Investment Management, Inc., under the caption "Management -- Advisor" or Management of the Funds -- Norwest Investment Management" in each Prospectus and under the caption "Management -- Adviser" or "Management -Investment Advisory Services -- Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein.



         The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman, Chief Executive Officer,   Norwest Investment Management,
                                              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           James W. Paulsen                   Senior Vice President, Chief         Norwest Investment Management,
                                              Investment Officer                   Inc.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Senior Vice President, Chief         Norwest Investment Management,
                                              Executive Officer                    Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David S. Lunt                      Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard C. Villars                 Vice President, Senior Portfolio     Norwest Investment Management,
                                              Manager                              Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Lee K. Chase                       Senior Vice President                Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Andrew Owen                        Vice President                       Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Eileen A. Kuhry                    Investment Compliance Specialist     Norwest Investment Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(b)      Schroder Capital Management International Inc.


         The description of Schroder Capital Management International Inc. ("SCMI") under the caption "Management of the Funds -- Investment Advisory Services -- Schroder Capital Management International Inc." in the Prospectus and "Management -- Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States.



           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           David M. Salisbury                 Chairman, Director                   SCMI


                                              ------------------------------------ ----------------------------------

                                              Chief Executive, Director            Schroder Ltd.*

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroders plc.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Schroder Series Trust II

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Richard R. Foulkes                 Deputy Chairman, Director            SCMI

                                              ------------------------------------ ----------------------------------

                                              Deputy Chairman                      Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           John A. Troiano                    Chief Executive, Director            SCMI

                                              ------------------------------------
                                                                                   ----------------------------------

                                              Chief Executive, Director            Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                                                                   ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Sharon L. Haugh                    Executive Vice President, Director   SCMI

                                                                                   ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director, Chairman                   Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Chairman, Director                   Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Gavin D. L. Ralston                Senior Vice President, Managing      SCMI
                                              Director

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------



           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Mark J. Smith                      Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Robert G. Davy                     Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Jane P. Lucas                      Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain open end management
                                                                                   investment companies for which
                                                                                   SCMI and/or its affiliates
                                                                                   provide investment services

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           David R. Robertson                 Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Senior Vice President                Schroder Fund Advisors Inc..

                                                                                   ----------------------------------
                                              ------------------------------------

                                              Director of Institutional Business   Oppenheimer Funds, Inc.
                                                                                   resigned 2/98

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Michael M. Perlstein               Senior Vice President, Director      SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Senior Vice President, Director      Schroders Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Managing Director                    MacKay Shields Financial
                                                                                   Corporation
                                                                                   resigned 11/96

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Louise Croset                      First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------

                                              First Vice President                 Schroder Ltd.*

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Schroder Series Trust II

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Abdallah Nauphal                   Group Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Group Vice President, Director       Schroder Capital Management Inc.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Ellen B. Sullivan                  Group Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Catherine A. Mazza                 Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              President, Director                  Schroder Fund Advisors Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Trustee and Officer                  Certain   open   end   management
                                                                                   investment companies for which
                                                                                   SCMI                            and/or    its
                                                                                   affiliates          provide
                                                                                   investment       services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Heather Crighton                   First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Fariba Talebi                      Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain   open   end   management
                                                                                   investment companies for which SCMI
                                                                                   and/or   its   affiliates   provide
                                                                                   investment services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Ira Unschuld                       Group Vice President                 SCMI

                                              ------------------------------------ ----------------------------------

                                              Officer                              Certain   open   end    management
                                                                                   investment  companies for which SCMI
                                                                                   and/or   its   affiliates  provide
                                                                                   investment services.

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Paul M. Morris                     Senior Vice President                SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              Director                             Schroder Capital Management Inc.

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                             Principal, Senior Portfolio Manager   Weiss, Peck & Greer LLC
                                                                                   resigned 12/96

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Susan B. Kenneally                 First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Jennifer A. Bonathan               First Vice President, Director       SCMI

                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------

                                              First Vice President, Director       Schroder Ltd.*

           ---------------------------------- ------------------------------------ ----------------------------------



*Schroder Ltd and Schroders plc. are located at 33 Gutter Lane, London EC2V 8AS,
 United Kingdom.


(c)      Crestone Capital Management, Inc.


         The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management --SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111-2614 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.



           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Kirk McCown                        President, Director                  Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Chairman                             Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen P. Gianoli                 Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Senior Vice President, Chief         Norwest Investment Management,
           Minneapolis, MN 55479              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Susan Koonsman                     Director                             Crestone Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           1740 Broadway                      President                            Norwest Investments & Trust
           Denver, CO 80274
           ---------------------------------- ------------------------------------ ----------------------------------

(d)      Peregrine Capital Management, Inc.


         The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management -SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity
         Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James R. Campbell                  Director                             Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          President, Chief Executive           Norwest Bank
           Minneapolis, MN 55479-0116         Officer, Director
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Patricia D. Burns                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Tasso H. Coin                      Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John S. Dale                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Julie M. Gerend                    Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           William D. Giese                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Daniel J. Hagen                    Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Ronald G. Hoffman                  Senior Vice President, Secretary     Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Frank T. Matthews                  Vice President                       Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jeannine McCormick                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Barbara K. McFadden                Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Robert B. Mersky                   Chairman, President, Chief           Peregrine Capital Management,
                                              Executive Officer                    Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Gary E. Nussbaum                   Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James P. Ross                      Vice President                       Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank (prior to November,
                                                                                   1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jonathan L. Scharlau               Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Jay H. Strohmaier                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President/Managed        Voyageur Asset Management (prior
                                              Accounts                             to September, 1996)
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul E. von Kuster                 Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Janelle M. Walter                  Assistant Vice President             Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Paul R. Wurm                       Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           J. Daniel Vendermark               Vice President                       Peregrine Capital Management,
           Sixth and Marquette Avenue                                              Inc.
           Minneapolis, MN 55479-1013
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Albert J. Edwards                  Senior Vice President                Peregrine Capital Management,
                                                                                   Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President/Marketing             U.S. Trust Company of California
                                                                                   (prior to June 9, 1997)
           ---------------------------------- ------------------------------------ ----------------------------------

(e)      Galliard Capital Management.


         The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Strategic Income Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name (Address if Different)        Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           P. Jay Kiedrowski                  Chairman                             Galliard Capital Management, Inc.
                                              ------------------------------------ ----------------------------------
           Sixth and Marquette Ave.,          Chairman, Chief Executive Officer,   Norwest Investment Management,
           Minneapolis, MN 55479              President                            Inc.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Executive Vice President, Employee   Norwest Bank Minnesota, N.A.
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Director                             Crestone Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Richard Merriam                    Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John Caswell                       Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Karl Tourville                     Principal, Senior Portfolio Manager  Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Laura Gideon                       Senior Vice President of Marketing   Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leela Scattum                      Vice President of Operations         Galliard Capital Management, Inc.
           ---------------------------------- ------------------------------------ ----------------------------------

(f)      United Capital Management


         The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total Return Bond Fund, Strategic
         Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information
         relating to the, Diversified Bond Fund, Total Return Bond Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.


         The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.


           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           W. Lon Schreur                     President                            United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Senior Vice President                Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           John T. Groton                     Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------

           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           David B. Kinney                    Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           James C. Peery                     Senior Vice President                United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Leona F. Bennett                   Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Denise B. Johnson                  Vice President                       United Capital Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Vice President                       Norwest Bank Colorado, N.A.
           ---------------------------------- ------------------------------------ ----------------------------------

(g)      Smith Asset Management Group


         The description of Smith Asset Management Group ("Smith") under the caption "Management -- SubAdviser" in the Prospectus and "Management -- Adviser -- SubAdviser -- Performa Disciplined Growth Fund and Performa Small Cap Value Fund" in the Statement of Additional Information relating to Performa Disciplined Growth Fund and Performa Small Cap Value Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen S. Smith                   President, Chief Executive Officer   Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Name                               Title                                Business Connection

           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Stephen J. Summers                 Chief Operating Officer              Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
           ---------------------------------- ------------------------------------ ----------------------------------

           ---------------------------------- ------------------------------------ ----------------------------------
           Sarah C. Castleman                 Vice President                       Smith Asset Management Group
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Partner                              Discovery Management
                                              ------------------------------------ ----------------------------------
                                              ------------------------------------ ----------------------------------
                                              Assistant Vice President             NationsBank (formerly)
           ---------------------------------- ------------------------------------ ----------------------------------

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

                   The CRM Funds The Cutler Trust Forum Funds Memorial Funds Monarch Funds Norwest Advantage Funds Norwest Select Funds Sound Shore Fund, Inc.

         (b) The following directors and officers of Forum Financial Services, Inc. hold the following positions with Registrant. Their business address is Two Portland Square, Portland, Maine 04101:



                   -------------------- ---------------------------------- -------------------------------------
                   Name                     Position with Underwriter      Position with Registrant
                   -------------------- ---------------------------------- -------------------------------------

                   -------------------- ---------------------------------- -------------------------------------
                   John Y. Keffer                   President              Chairman, President
                   -------------------- ---------------------------------- -------------------------------------

                   David I. Goldstein               Secretary              Vice President and Secretary

                   -------------------- ---------------------------------- -------------------------------------
                   -------------------- ---------------------------------- -------------------------------------

                   Sara M. Morris                   Treasurer              Vice President and Treasurer

                   -------------------- ---------------------------------- -------------------------------------

         (c)      Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


         The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.


         Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 32.  UNDERTAKINGS

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, and State of Maine on the 31st day of July, 1998.


                                                     Norwest Advantage Funds


                                                     By:/s/   John Y. Keffer
                                                     -----------------------
                                                              John Y. Keffer
                                                              President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons on the 31st day of July, 1998.



(a)      Principle Executive Officer

         /s/  John Y. Keffer
        ------------------------------------------
              John Y. Keffer
              Chairman and President

(b)      Principle Financial and Accounting Officer

         /s/  Sara M. Morris
         -----------------------------------------
              Sara M. Morris
              Treasurer

(c)      A majority of the Trustees

         /s/  John Y. Keffer
         -----------------------------------------
              John Y. Keffer
              Chairman

              Robert C. Brown,* Trustee
              Donald H. Burkhardt,* Trustee
              James C. Harris,* Trustee
              Richard M. Leach,* Trustee
              Donald C. Willeke,* Trustee
              Timothy J. Penny,* Trustee
              John C. McCune,* Trustee

         *By:/s/John Y. Keffer
         -----------------------------------------
              John Y. Keffer
              Attorney in Fact

                                   SIGNATURES


On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 31st day of July, 1998.


                                                      Core Trust (Delaware)



                                                      By:  /s/ John Y. Keffer
                                                      -----------------------
                                                               John Y. Keffer
                                                               President


This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 31st day of July, 1998.


(a)      Principal Executive Officer

          /s/ John Y. Keffer
          ----------------------------------------
         John Y. Keffer
         Chairman and President

(b)      Principal Financial and Accounting Officer

          /s/ Sara M. Morris
          ----------------------------------------
         Sara M. Morris
         Treasurer

(c)      A Majority of the Trustees

         /s/ John Y. Keffer
          ----------------------------------------
         John Y. Keffer
         Chairman

         J. Michael Parish,* Trustee
         James C. Cheng,* Trustee
         Costas Azariadis,* Trustee

         *By: /s/ John Y. Keffer
          ----------------------------------------

              John Y. Keffer
              Attorney in Fact

                                INDEX TO EXHIBITS

EXHIBIT


(9)(d) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund - Institutional Shares, Municipal Money Market Fund - Investor Shares, Ready Cash Investment Fund, Intermediate Government Income Fund, Diversified Bond Fund, Stable Income Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Limited Term Government Income Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Income Equity Fund, Index Fund, ValuGrowth SM Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Diversified Small Cap Fund, Small Company Growth Fund, Small Company Stock Fund, Small Cap Opportunities Fund, Contrarian Stock Fund, International Fund, Performa Strategic Value Bond Fund, Performa Disciplined Growth Fund, Performa Small Cap Value Fund, Performa Global Growth Fund, Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio dated as of October 1, 1996 and amended January 26, 1998.

(18)     18f-3 Plan adopted by Registrant.